UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22061

Name of Fund: BlackRock Funds II
BlackRock Dynamic High Income Portfolio

BlackRock Multi-Asset Income Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2024

Date of reporting period: 01/31/2024

Item 1 – Report to Stockholders
(a)

The Report to Shareholders is attached herewith.

(b)

Not Applicable
January 31, 2024
Not FDIC Insured - May Lose Value - No Bank Guarantee
2024 Semi-Annual Report
(Unaudited)
BlackRock Funds II
BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio

Dear Shareholder,
The combination of continued economic growth and cooling inflation provided a supportive backdrop for investors during the 12-month reporting period ended January 31, 2024. Significantly tighter monetary policy helped to rein in inflation, and the Consumer Price Index decelerated substantially in the first half of the period before stalling between 3% and 4% in the second half. A moderating labor market helped ease inflationary pressure, although wages continued to grow. Wage and job growth powered robust consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were robust during the period, as interest rates stabilized and the economy proved to be more resilient than many investors expected. The U.S. economy continued to show strength, and growth further accelerated in the second half of 2023. Large-capitalization U.S. stocks posted particularly substantial gains, supported by the performance of a few notable technology companies, while small-capitalization U.S. stocks advanced at a significantly slower pace. Meanwhile, international developed market equities also gained, while emerging market stocks declined overall.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. However, shorter-duration U.S.
Treasuries gained, as higher yields boosted returns. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates four times during the 12-month period, but paused its tightening in the second half of the period. The Fed also wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has stopped tightening for now, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period despite the market’s hopes for interest rate cuts, as reflected in the recent rally. In this new regime, we anticipate greater volatility and dispersion of returns, creating more opportunities for selective portfolio management.
Looking at developed market stocks, we have an overweight stance on U.S. stocks overall, particularly given the promise of emerging AI technologies. We are also overweight Japanese stocks as shareholder-friendly policies generate increased investor interest, although we maintain an underweight stance on European stocks. In credit, there are selective opportunities in the near term despite tighter credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S.
Treasuries and hard-currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
blackrock.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC
The Markets in Review
Rob Kapito
President, BlackRock Advisors, LLC
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of January 31, 2024
6-Month 12-Month
U.S. large cap equities (S&P
500
®
Index)
6.43% 20.82%
U.S. small cap equities
(Russell 2000
®
Index)
(2.02) 2.40
International equities (MSCI
Europe, Australasia, Far
East Index)
3.15 10.01
Emerging market equities
(MSCI Emerging Markets
Index)
(6.00) (2.94)
3-month Treasury bills (ICE
BofA 3-Month U.S. Treasury
Bill Index)
2.73 5.13
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
1.74 (0.38)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
3.15 2.10
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
2.70 2.90
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
6.18 9.28
This Page is not Part of Your Fund Report

Table of Contents
Page

The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
Investment Objective
BlackRock Dynamic High Income Portfolio’s (the “Fund”) investment objective is to seek high current income with consideration for capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2024, all of the Fund’s share classes outperformed the Fund’s custom benchmark, a blend of 70% MSCI World Index/30%
Bloomberg U.S. Aggregate Bond Index, with the exception of its Investor C Shares which underperformed.
The Fund seeks to earn a high level of current income by tactically managing a diversified portfolio of non-traditional sources of yield. The Fund has the flexibility to invest across all asset classes and is managed within a risk-controlled framework, seeking to maintain competitive yield with a risk profile similar to or below that of the custom benchmark. The Fund’s performance is reviewed on an absolute basis due to the nature of its strategy.
What factors influenced performance?
The Fund’s allocation to U.S. equities was the largest contributor to returns during the reporting period given a relatively favorable market backdrop that led to strong returns for risk assets. Similarly, covered calls and high yield bonds were large positive drivers of returns, as well. The environment of elevated interest rates was also supportive for holdings in floating-rate securities, such as collateralized loan obligations (“CLO”s).
While most aspects of the Fund’s positioning were positive, an allocation to emerging market equities detracted modestly. The asset class lagged due to the combination of U.S. dollar strength and concerns about China’s property sector. The Fund’s allocation to international equities also slightly weighed on performance. Holdings in infrastructure stocks were another modest detractor due in part to the category’s above-average interest rate sensitivity.
The Fund used derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. (Duration is a measure of interest rate sensitivity.) Additionally, it used equity covered calls to provide an alternative source of income. Duration management efforts aided returns, as did the use of covered calls. Positions in equity futures and currency futures also helped performance. The
Fund’s cash position had no material impact on performance.
Describe recent portfolio activity.
The investment adviser maintained a relatively positive outlook, leading it to increase the portfolio’s risk profile. The Fund finished the period with a higher weighting in equities, most notably via U.S. stocks and covered calls. The investment adviser was also active in fixed income, at times reducing the Fund’s allocation to credit-oriented market segments in favor of equities. The Fund ended January 2024 with decreased weightings in asset-backed securities, high yield bonds and bank loans.
The investment adviser actively managed the Fund’s duration profile in response to the shifting interest rate backdrop. The investment adviser reduced duration after the bond market rally in late 2023, leading to a decline in portfolio duration over the reporting period.
Describe portfolio positioning at period end.
The Fund was allocated across a number of diverse asset classes, including high yield corporate bonds, floating-rate bank loans and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment-grade corporate debt, mortgage-backed securities, global infrastructure stocks and global real estate investment trusts. The Fund’s duration stood at approximately 1.6 years.
The Fund’s cash position was modestly elevated at end of January 2024, as the investment adviser was judicious in managing the Fund’s overall level of risk after a stretch of strong market performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2024 (continued)

Fund Summary
BlackRock Dynamic High Income Portfolio
Performance
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund may invest up to 100% of its assets in equity securities and up to 100% of its assets in fixed-income securities. The Fund may also gain exposure to such equity securities and fixed-
income securities by investing in BlackRock equity and/or fixed-income mutual funds and affiliated and unaffiliated exchange-traded funds (“ETFs”). The Fund may also invest up to 50% of its assets in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (70%) and Bloomberg U.S. Aggregate Bond Index (30%).
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
(f)
The Fund commenced operations on November 3, 2014.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years Since Inception
(f)
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 7.06% 6.87% 5.02% 8.56% N/A 4.28% N/A 4.51% N/A
Investor A ............... 6.45 6.31 4.76 8.29 2.61% 4.02 2.90% 4.25 3.64%
Investor C ............... 6.06 5.89 4.38 7.50 6.50 3.25 3.25 3.57 3.57
Class K ................ 7.11 6.96 4.92 8.61 N/A 4.33 N/A 4.55 N/A
70% MSCI World Index/30%
Bloomberg U.S. Aggregate
Bond Index
(c)
.......... — — 4.69 12.41 N/A 8.40 N/A 6.90 N/A
MSCI World Index
(d)
....... — — 5.31 16.99 N/A 11.39 N/A 9.02 N/A
Bloomberg U.S. Aggregate
Bond Index
(e)
.......... — — 3.15 2.10 N/A 0.83 N/A 1.39 N/A
Actual H ypothetical 5% Re turn
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(08/01/23)
Ending
Account Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
Institutional ............................... $ 1,000.00 $ 1,050.20 $ 3.35 $ 1,000.00 $ 1,021.87 $ 3.30 0.65%
Investor A ................................ 1,000.00 1,047.60 4.63 1,000.00 1,020.61 4.57 0.90
Investor C ................................ 1,000.00 1,043.80 8.48 1,000.00 1,016.84 8.36 1.65
Class K .................................. 1,000.00 1,049.20 3.09 1,000.00 1,022.12 3.05 0.60
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

Fund Summary
as of January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Multi-Asset Income Portfolio
Investment Objective
BlackRock Multi-Asset Income Portfolio’s (the “Fund”) investment objective is to seek to maximize current income with consideration for capital appreciation.
Portfolio Management Commentary
How did the Fund perform?
For the six-month period ended January 31, 2024, all of the Fund’s share classes outperformed the Fund’s custom benchmark, a blend of 50% MSCI World Index/50%
Bloomberg U.S. Aggregate Bond Index, with the exception of its Investor C Shares which underperformed and its Investor A Shares which performed in line.
The Fund employs an unconstrained strategy (i.e., one with the flexibility to invest across all asset classes) that is managed within a risk-controlled framework and seeks to maintain a competitive yield with a risk profile less than or equal to the 50/50 custom benchmark. The Fund may use derivatives to manage the portfolio’s positioning and to provide an element of protection during periods of market distress. The following discussion relates to absolute performance due to the nature of the Fund’s strategy.
What factors influenced performance?
The Fund’s allocation to high yield bonds was the largest contributor to returns during the reporting period. Relatively positive market conditions, together with a strong bond market rally late in 2023, helped buoy the asset class. The Fund’s U.S. equity allocation was another key contributor, as the favorable environment led to sizable gains for stocks. The backdrop of elevated interest rates was also supportive for holdings in floating-rate securities, such as collateralized loan obligations (“CLO”s).
While most aspects of the Fund’s positioning were positive, an allocation to emerging market equities detracted modestly. The asset class lagged due to the combination of U.S. dollar strength and concerns about China’s property sector. The Fund’s allocation to international equities also slightly weighed on performance. Holdings in infrastructure stocks were another modest detractor due in part to the category’s above-average interest rate sensitivity.
The Fund used derivatives as part of its investment strategy. In addition to using U.S. Treasury futures to manage duration positioning, the Fund held equity futures, equity options and currency futures to adjust its risk profile. (Duration is a measure of interest rate sensitivity.) Additionally, it used equity covered calls to provide an alternative source of income. Duration management efforts aided returns, as did the use of covered calls. Positions in equity futures and currency futures further helped performance.
The Fund’s cash position did not have a material impact on performance.
Describe recent portfolio activity.
The investment adviser maintained a relatively positive outlook, leading it to increase the portfolio’s risk profile. The Fund finished the period with a higher weighting in equities, most notably via U.S. stocks and covered calls. The investment adviser was also active in fixed income, at times reducing the Fund’s allocation to credit-oriented market segments in favor of equities. The Fund ended January 2024 with decreased weightings in agency mortgage-backed securities, investment-grade corporate bonds, and commercial mortgage-backed securities.
The investment adviser actively managed the Fund’s duration profile in response to the shifting interest rate backdrop. The investment adviser reduced duration after the bond market rally in late 2023, leading to a decline in portfolio duration over the reporting period.
Describe portfolio positioning at period end.
The Fund was allocated across a number of diverse asset classes, including high yield corporate bonds, floating-rate bank loans and collateralized loan obligations, global dividend stocks, equity covered calls, preferred stocks, emerging markets debt, investment-grade corporate debt, mortgage-backed securities, global infrastructure stocks and global real estate investment trusts. The Fund’s duration stood at approximately 2.8 years.
The Fund’s cash position was modestly elevated at the end of January 2024, as the investment adviser was judicious in managing the Fund’s overall level of risk after a stretch of strong market performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund Summary
as of January 31, 2024 (continued)

Fund Summary
BlackRock Multi-Asset Income Portfolio
Performance
(a)
Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.
(b)
The Fund may invest up to 60% of its assets in equity securities and up to 100% of its assets in fixed-income securities. In addition, the Fund may invest in structured notes that provide exposure to covered call options or other types of financial instruments.
(c)
The Fund compares its performance to that of a customized weighted index comprised of the returns of the MSCI World Index (50%) and Bloomberg U.S. Aggregate Bond Index (50%).
(d)
A broad global equity index that captures large- and mid-cap representation across certain developed markets countries.
(e)
A broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market.
N/A — Not applicable as share class and index do not have a sales charge.
Past performance is not an indication of future results.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Expense Example
See “Disclosure of Expenses” for further information on how expenses were calculated.
Average Annual Total Returns
(a)(b)
1 Year 5 Years 10 Years
Standardized
30-Day Yields
Unsubsidized
30-Day Yields
6-Month
Total Returns
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Without Sales
Charge
With Sales
Charge
Institutional .............. 6.13% 6.02% 4.39% 6.04% N/A 4.17% N/A 4.13% N/A
Investor A ............... 5.57 5.48 4.26 5.78 0.22% 3.91 2.79% 3.87 3.31%
Investor C ............... 5.13 5.01 3.98 4.99 3.99 3.13 3.13 3.25 3.25
Class K ................ 6.18 6.08 4.42 5.98 N/A 4.22 N/A 4.15 N/A
50% MSCI World Index/50%
Bloomberg U.S. Aggregate
Bond Index
(c)
.......... — — 4.27 9.41 N/A 6.32 N/A 5.58 N/A
MSCI World Index
(d)
....... — — 5.31 16.99 N/A 11.39 N/A 9.14 N/A
Bloomberg U.S. Aggregate
Bond Index
(e)
.......... — — 3.15 2.10 N/A 0.83 N/A 1.63 N/A
Actual Hypothetical 5% Return
Expenses Paid
During the Period Including Interest Expense Excluding Interest Expense Annualized Expense Ratio
Beginning
Account
Value
(08/01/23)
Ending
Account
Value
(01/31/24)
Including
Interest
Expense
(a)
Excluding
Interest
Expense
(a)
Beginning
Account
Value
(08/01/23)
Ending
Account
Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Ending
Account
Value
(01/31/24)
Expenses
Paid During
the Period
(a)
Including
Interest
Expense
Excluding
Interest
Expense
Institutional .... $ 1,000.00 $ 1,043.90 $ 2.88 $ 2.83 $ 1,000.00 $ 1,022.32 $ 2.85 $ 1,022.37 $ 2.80 0.56% 0.55%
Investor A ..... 1,000.00 1,042.60 4.16 4.11 1,000.00 1,021.06 4.12 1,021.11 4.06 0.81 0.80
Investor C ..... 1,000.00 1,039.80 8.00 7.95 1,000.00 1,017.29 7.91 1,017.34 7.86 1.56 1.55
Class K ...... 1,000.00 1,044.20 2.62 2.57 1,000.00 1,022.57 2.59 1,022.62 2.54 0.51 0.50
(a)
For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

Portfolio Information
January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

BlackRock Dynamic High Income Portfolio
BlackRock Multi-Asset Income Portfolio
'
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares Core Dividend Growth ETF ..................... 5 .6%
iShares iBoxx $ High Yield Corporate Bond ETF ............. 2 .6
Citigroup, Inc. ( Microsoft Corp. ) , 13.72% , 03/13/24 ........... 0 .9
BNP Paribas SA ( Apple, Inc. ) , 9.51% , 02/02/24 .............. 0 .8
Nomura America Finance LLC ( Apple, Inc. ) , 10.85% , 03/21/24 ... 0 .8
Citigroup, Inc. ( Amazon.com, Inc. ) , 18.18% , 02/02/24 ......... 0 .6
Microsoft Corp. ................................... 0 .5
Mizuho Markets Cayman LP ( Alphabet, Inc. ) , 13.71% , 02/01/24 ... 0 .5
JPMorgan Structured Products BV ( Alphabet, Inc. ) , 17.88% , 03/21/24 0 .5
Barclays Bank plc ( SAP SE ) , 9.82% , 03/22/24 .............. 0 .5
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Equity-Linked Notes ................................. 29 .4%
Common Stocks ................................... 21 .5
Corporate Bonds ................................... 15 .9
Asset-Backed Securities .............................. 12 .2
Investment Companies ............................... 8 .2
Floating Rate Loan Interests ........................... 5 .4
Non-Agency Mortgage-Backed Securities .................. 3 .0
Preferred Securities ................................. 1 .9
Foreign Government Obligations ........................ 1 .9
Foreign Agency Obligations ............................ 0 .6
U.S. Government Sponsored Agency Securities .............. 0 .0
(b)
Warrants ........................................ 0 .0
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 0.1% of the Fund's total investments.
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares Core Dividend Growth ETF ..................... 2 .9%
iShares iBoxx $ High Yield Corporate Bond ETF ............. 2 .1
Taiwan Semiconductor Manufacturing Co. Ltd. .............. 0 .6
Microsoft Corp. ................................... 0 .4
Citigroup, Inc. ( Microsoft Corp. ) , 13.72% , 03/13/24 ........... 0 .4
Sanofi SA ....................................... 0 .3
BNP Paribas SA ( Apple, Inc. ) , 9.51% , 02/02/24 .............. 0 .3
Nomura America Finance LLC ( Apple, Inc. ) , 10.85% , 03/21/24 ... 0 .3
AstraZeneca plc .................................. 0 .3
Novo Nordisk A/S , Class B ........................... 0 .3
PORTFOLIO COMPOSITION
Asset Type
Percent of at
Total Investments
(a)
Corporate Bonds ................................... 25 .5%
Common Stocks ................................... 25 .0
Asset-Backed Securities .............................. 14 .9
Equity-Linked Notes ................................. 13 .8
Floating Rate Loan Interests ........................... 6 .5
Non-Agency Mortgage-Backed Securities .................. 5 .6
Investment Companies ............................... 5 .0
Preferred Securities ................................. 1 .9
Foreign Government Obligations ........................ 1 .1
Foreign Agency Obligations ............................ 0 .6
Fixed Rate Loan Interests ............................. 0 .1
U.S. Government Sponsored Agency Securities .............. 0 .0
(b)
Warrants ........................................ 0 .0
(b)
(a)
Excludes short-term securities, options purchased and options written.
(b)
Represents less than 0.1% of the Fund's total investments.

About Fund Performance

About Fund Performance
Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 for BlackRock Dynamic High Income Portfolio and the Class K
Shares inception date of February 3, 2017 for the BlackRock Multi-Asset Income Portfolio is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of
Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.
Investor A Shares are subject to a maximum initial sales charge (front-end load) of  5.25 % and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.
Investor C Shares  are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75 % per year and a service fee of  0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com  to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance table(s) assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.
BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the
Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued
at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.
The standardized 30-day yield includes the effects of any waivers and/or reimbursements. The unsubsidized 30-day yield excludes the effects of any waivers and/or reimbursements.

Disclosure of Expenses
2024
BlackRock Semi-Annual Report to Shareholders

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples shown
(which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

Schedule of Investments
(unaudited)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 4 Ltd., Series 2023-4A, Class B,
(3-mo. CME Term SOFR at 2.50% Floor +
2.50%), 7.82%, 04/20/36
(a) (b)
.......... USD 2,000 $ 2,005,993
AGL CLO 11 Ltd., Series 2021-11A, Class C,
(3-mo. CME Term SOFR at 2.05% Floor +
2.31%), 7.63%, 04/15/34
(a) (b)
.......... 500 498,882
AGL CLO 17 Ltd., Series 2022-17A, Class C,
(3-mo. CME Term SOFR at 2.10% Floor +
2.10%), 7.42%, 01/21/35
(a) (b)
.......... 1,000 990,341
AIMCO CLO
(a)(b)
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 10/17/34 ................ 1,000 997,448
Series 2015-AA, Class DR2, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.63%, 10/17/34 ................ 1,000 993,717
AIMCO CLO 10 Ltd., Series 2019-10A, Class
DR, (3-mo. CME Term SOFR at 2.90% Floor
+ 3.16%), 8.48%, 07/22/32
(a) (b)
......... 2,400 2,403,785
AIMCO CLO 14 Ltd., Series 2021-14A, Class
D, (3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 8.48%, 04/20/34
(a) (b)
.......... 865 858,633
AMSR Trust
(b)
Series 2020-SFR2, Class I, 5.25%, 07/17/37 600 567,240
Series 2020-SFR3, Class H, 6.50%,
09/17/37 ..................... 100 96,579
Anchorage Capital CLO 4-R Ltd., Series 2014-
4RA, Class D, (3-mo. CME Term SOFR at
2.60% Floor + 2.86%), 8.18%, 01/28/31
(a) (b)
250 245,046
Anchorage Capital CLO Ltd., Series 2018-1RA,
Class E, (3-mo. CME Term SOFR at 5.76%
Floor + 5.76%), 11.08%, 04/13/31
(a) (b)
.... 1,000 967,926
Ares LIII CLO Ltd., Series 2019-53A, Class C,
(3-mo. CME Term SOFR at 2.65% Floor +
2.91%), 8.23%, 04/24/31
(a) (b)
.......... 500 500,036
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (3-mo. LIBOR USD + 0.00%), 0.00%,
04/15/30
(a) (b)
..................... 500 127,400
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
9.97%, 07/15/36
(a) (c)
................ EUR 100 108,462
Atrium XIV LLC, Series 14A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.53%, 08/23/30
(a) (b)
................ USD 250 249,795
Bain Capital Credit CLO Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.10%
Floor + 2.36%), 7.68%, 10/17/32
(a) (b)
..... 1,000 994,670
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.75%,
10/15/34
(a) (b)
..................... 3,500 3,499,612
Benefit Street Partners CLO XXIV Ltd., Series
2021-24A, Class D, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.93%,
10/20/34
(a) (b)
..................... 2,000 2,017,261
Cairn CLO XVI DAC, Series 2023-16X, Class
D, (3-mo. EURIBOR at 5.20% Floor +
5.20%), 9.14%, 01/15/37
(a) (c)
.......... EUR 100 108,063
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.48%,
07/15/31 ..................... USD 1,000 992,378
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.73%, 07/15/34 ................ 500 495,746
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-3A, Class C, (3-mo. CME Term
SOFR at 2.50% Floor + 2.76%), 8.08%,
01/15/34 ..................... USD 500 $ 499,989
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR + 3.15%), 8.47%,
07/16/31
(a) (b)
..................... 1,000 985,046
CarVal CLO II Ltd., Series 2019-1A, Class BR,
(3-mo. CME Term SOFR at 1.76% Floor +
1.76%), 7.08%, 04/20/32
(a) (b)
.......... 1,000 987,104
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR + 3.96%),
9.28%, 04/20/29
(a) (b)
................ 250 249,994
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a) (b)
........ 1,000 308,200
CIFC European Funding CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 7.14%, 07/15/32
(a) (c)
......... EUR 100 105,713
CIFC Funding 2020-III Ltd., Series 2020-3A,
Class DR, (3-mo. CME Term SOFR at 3.10%
Floor + 3.36%), 8.68%, 10/20/34
(a) (b)
..... USD 1,000 983,146
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class DRR, (3-mo. CME
Term SOFR at 2.80% Floor + 3.06%),
8.38%, 04/27/31 ................ 500 492,546
Series 2014-5A, Class DR2, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
8.98%, 10/17/31 ................ 500 497,621
Series 2015-3A, Class CR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.22%, 04/19/29 ................ 250 250,000
Series 2017-1A, Class D, (3-mo. CME Term
SOFR + 3.76%), 9.08%, 04/23/29 .... 500 499,988
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.39%,
04/25/33 ..................... 3,500 3,465,101
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.43%,
07/15/33 ..................... 2,935 2,912,209
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 6.72%,
10/15/34 ..................... 1,750 1,753,057
Clover CLO LLC
(a)(b)
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 04/20/32 ................ 500 499,139
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.68%, 04/20/32 ................ 500 501,195
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.58%, 04/15/34 ................ 900 892,221
Series 2021-1A, Class E, (3-mo. CME Term
SOFR at 6.86% Floor + 6.86%), 12.18%,
04/22/34 ..................... 2,000 2,000,623
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
07/20/34 ..................... 4,700 4,732,430
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.63%,
07/20/34 ..................... 500 494,501
Contego CLO VII DAC, Series 7X, Class D,
(3-mo. EURIBOR at 3.95% Floor + 3.95%),
7.91%, 05/14/32
(a) (c)
................ EUR 150 160,708
Dryden 75 CLO Ltd., Series 2019-75A, Class
ER2, (3-mo. CME Term SOFR at 6.60%
Floor + 6.86%), 12.18%, 04/15/34
(a) (b)
.... USD 350 338,220

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. CME Term SOFR at 3.10% Floor
+ 3.36%), 8.68%, 10/20/34
(a) (b)
......... USD 1,855 $ 1,860,038
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.95%, 01/17/34
(a) (b)
......... 2,750 2,759,640
Elmwood CLO XI Ltd.
(a)(b)
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 2.95% Floor + 3.21%), 8.53%,
10/20/34 ..................... 3,400 3,339,549
Series 2021-4A, Class E, (3-mo. CME Term
SOFR at 6.00% Floor + 6.26%), 11.58%,
10/20/34 ..................... 1,250 1,242,698
Fidelity Grand Harbour CLO DAC
(a)(c)
Series 2021-1X, Class D, (3-mo. EURIBOR
at 3.60% Floor + 3.60%), 7.54%,
10/15/34 ..................... EUR 250 262,583
Series 2023-1X, Class D, (3-mo. EURIBOR
at 5.90% Floor + 5.90%), 9.68%,
08/15/36 ..................... 150 162,562
Flatiron CLO 19 Ltd., Series 2019-1A, Class
BR, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.81%), 7.20%, 11/16/34
(a) (b)
......... USD 2,400 2,396,415
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 8.23%, 10/19/39
(a) (b)
.......... 1,500 1,507,858
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
B, (3-mo. CME Term SOFR at 1.96% Floor +
1.96%), 7.33%, 11/22/31
(a) (b)
.......... 2,500 2,494,501
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (3-mo. CME Term SOFR at 1.37% Floor
+ 1.63%), 6.95%, 01/22/33
(a) (b)
......... 1,000 1,002,419
Golub Capital Partners CLO 43B Ltd., Series
2019-43A, Class C, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.53%,
07/20/32
(a) (b)
..................... 2,000 2,006,266
Golub Capital Partners CLO 66B Ltd., Series
2023-66A, Class C, (3-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 8.62%,
04/25/36
(a) (b)
..................... 2,000 2,017,582
Greenwood Park CLO Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR at 2.50%
Floor + 2.76%), 8.08%, 04/15/31
(a) (b)
..... 650 627,368
Greywolf CLO V Ltd., Series 2015-1A, Class
BR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 7.59%, 01/27/31
(a) (b)
......... 500 498,220
GSAA Home Equity Trust, Series 2006-5, Class
1A1, (1-mo. CME Term SOFR at 0.36%
Floor + 0.47%), 5.81%, 03/25/36
(a)
...... 54 16,420
Invesco CLO Ltd.
(a)(b)
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.37%,
04/20/35 ..................... 750 745,159
Series 2022-1A, Class E, (3-mo. CME Term
SOFR at 6.30% Floor + 6.30%), 11.62%,
04/20/35 ..................... 500 482,027
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 6.55%, 01/17/38
(a) (b)
..... 241 241,075
Lucali CLO Ltd., Series 2020-1A, Class D,
(3-mo. CME Term SOFR at 3.60% Floor +
3.86%), 9.18%, 01/15/33
(a) (b)
.......... 500 495,921
Madison Park Funding XIII Ltd., Series 2014-
13A, Class CR2, (3-mo. CME Term SOFR +
2.16%), 7.47%, 04/19/30
(a) (b)
.......... 500 500,001
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XLV Ltd., Series 2020-
45A, Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.63%, 07/15/34
(a) (b)
USD 2,000 $ 2,000,202
Madison Park Funding XLVI Ltd., Series 2020-
46A, Class CR, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.63%, 10/15/34
(a) (b)
2,480 2,476,048
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class C, (3-mo. CME Term SOFR at
0.26% Floor + 2.86%), 8.18%, 04/20/30
(a) (b)
500 491,258
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class DR, (3-mo. CME Term SOFR at
3.10% Floor + 3.10%), 8.41%, 10/15/32
(a) (b)
1,000 994,561
Madison Park Funding XXXIV Ltd., Series
2019-34A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.94%,
04/25/32
(a) (b)
..................... 3,000 3,018,897
Madison Park Funding XXXVI Ltd., Series
2019-36A, Class D1R, (3-mo. CME Term
SOFR at 3.50% Floor + 3.50%), 8.81%,
04/15/35
(a) (b)
..................... 1,000 1,001,908
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class DR, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.68%,
07/15/33
(a) (b)
..................... 1,500 1,492,581
MASTR Asset-Backed Securities Trust, Series
2007-HE1, Class A4, (1-mo. CME Term
SOFR at 0.28% Floor + 0.39%), 5.73%,
05/25/37
(a)
...................... 650 499,066
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. CME Term
SOFR + 3.26%), 8.58%, 10/21/30
(a) (b)
.... 250 236,871
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class D, (3-mo. CME Term
SOFR at 2.65% Floor + 2.91%), 8.21%,
10/18/30
(a) (b)
..................... 1,000 985,048
Neuberger Berman Loan Advisers CLO 27 Ltd.,
Series 2018-27A, Class D, (3-mo. CME Term
SOFR at 2.60% Floor + 2.86%), 8.18%,
01/15/30
(a) (b)
..................... 500 499,350
Neuberger Berman Loan Advisers CLO 34
Ltd., Series 2019-34A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor + 1.75%),
7.07%, 01/20/35
(a) (b)
................ 4,000 3,983,200
Neuberger Berman Loan Advisers CLO 50 Ltd.,
Series 2022-50A, Class D, (3-mo. CME Term
SOFR at 4.90% Floor + 4.90%), 10.22%,
07/23/36
(a) (b)
..................... 1,500 1,509,314
Neuberger Berman Loan Advisers CLO Ltd.,
Series 2021-44A, Class E, (3-mo. CME Term
SOFR at 6.00% Floor + 6.26%), 11.58%,
10/16/34
(a) (b)
..................... 2,000 1,965,350
Octagon Investment Partners 33 Ltd., Series
2017-1A, Class C, (3-mo. CME Term
SOFR at 2.75% Floor + 3.01%), 8.33%,
01/20/31
(a) (b)
..................... 500 483,783
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class CR, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.43%,
07/17/30
(a) (b)
..................... 250 247,099
OHA Credit Funding 1 Ltd., Series 2018-1A,
Class C, (3-mo. CME Term SOFR at 2.10%
Floor + 2.36%), 7.68%, 10/20/30
(a) (b)
..... 500 500,009
OHA Credit Funding 16 Ltd., Series 2023-16A,
Class D, (3-mo. CME Term SOFR at 4.00%
Floor + 4.00%), 9.36%, 10/20/36
(a) (b)
..... 2,000 1,999,011

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class BR, (3-mo. CME Term SOFR at 1.65%
Floor + 1.91%), 7.23%, 07/02/35
(a) (b)
..... USD 4,000 $ 4,018,000
OHA Credit Funding 5 Ltd., Series 2020-5A,
Class A1, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.73%, 04/18/33
(a) (b)
..... 500 501,204
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. CME Term SOFR at
2.90% Floor + 3.16%), 8.53%, 02/20/34
(a) (b)
1,000 990,333
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 1.85% Floor + 2.11%),
7.43%, 10/17/31 ................ 800 794,511
Series 2015-1A, Class CR4, (3-mo. CME
Term SOFR at 3.11% Floor + 3.11%),
8.48%, 05/21/34 ................ 500 488,111
Series 2015-2A, Class BR2, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.53%, 07/20/30 ................ 750 750,000
Series 2015-2A, Class CR2, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.33%, 07/20/30 ................ 1,300 1,293,507
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.64%, 11/14/34 ................ 500 497,386
Series 2020-3A, Class BR2, (3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
8.02%, 11/15/36 ................ 1,000 999,970
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.53%,
01/15/35 ..................... 1,750 1,750,002
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 6.75%,
10/15/34 ..................... 3,000 3,004,226
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.53%,
10/15/34 ..................... 1,400 1,392,235
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 2.95% Floor + 3.21%), 8.53%,
10/15/34 ..................... 3,000 2,962,829
Series 2021-4A, Class E, (3-mo. CME Term
SOFR at 6.05% Floor + 6.31%), 11.63%,
10/15/34 ..................... 3,000 2,956,928
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.37%,
04/20/35 ..................... 1,500 1,499,997
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.37%,
04/20/35 ..................... 1,000 993,689
Prima Capital CRE Securitization Ltd., Series
2016-6A, Class C, 4.00%, 08/24/40
(b)
.... 2,000 1,812,724
Providus CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.95% Floor + 2.95%),
6.95%, 02/15/35
(a) (c)
................ EUR 100 104,361
Rad CLO 12 Ltd., Series 2021-12A, Class D,
(3-mo. CME Term SOFR at 3.05% Floor +
3.31%), 8.63%, 10/30/34
(a) (b)
.......... USD 1,500 1,481,086
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 8.58%, 01/15/35
(a) (b)
.......... 1,000 981,849
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.73%, 04/20/34
(a) (b)
..... 250 250,027
Regatta VIII Funding Ltd., Series 2017-1A,
Class D, (3-mo. CME Term SOFR at 3.20%
Floor + 3.46%), 8.78%, 10/17/30
(a) (b)
..... 2,000 1,979,918
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. CME Term SOFR + 2.36%),
7.68%, 07/15/31
(a) (b)
................ USD 500 $ 499,990
Regatta XV Funding Ltd.
(a)(b)
Series 2018-4A, Class A2, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.44%,
10/25/31 ..................... 285 285,335
Series 2018-4A, Class C, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.89%,
10/25/31 ..................... 250 250,294
Regatta XVI Funding Ltd., Series 2019-2A,
Class D, (3-mo. CME Term SOFR at 3.90%
Floor + 4.16%), 9.48%, 01/15/33
(a) (b)
..... 2,000 1,995,226
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 8.63%, 01/20/35
(a) (b)
..... 1,000 1,003,890
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.18%, 07/16/34
(a) (c)
................ EUR 150 155,677
Rockford Tower CLO Ltd., Series 2018-2A,
Class C, (3-mo. CME Term SOFR at 2.20%
Floor + 2.46%), 7.78%, 10/20/31
(a) (b)
..... USD 300 300,005
Signal Peak CLO 5 Ltd., Series 2018-5A, Class
B, (3-mo. CME Term SOFR at 1.45% Floor +
1.71%), 7.04%, 04/25/31
(a) (b)
.......... 2,000 2,007,377
Signal Peak CLO 7 Ltd., Series 2019-1A, Class
B, (3-mo. CME Term SOFR at 2.00% Floor +
2.26%), 7.58%, 04/30/32
(a) (b)
.......... 500 500,850
Sycamore Tree CLO Ltd., Series 2023-2A,
Class DR, (3-mo. CME Term SOFR at 4.50%
Floor + 4.50%), 0.00%, 01/20/37
(a) (b)
..... 2,000 2,000,000
Symphony CLO XIX Ltd., Series 2018-19A,
Class C, (3-mo. CME Term SOFR + 2.01%),
7.33%, 04/16/31
(a) (b)
................ 500 495,399
Tallman Park CLO Ltd., Series 2021-1A, Class
C, (3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 7.53%, 04/20/34
(a) (b)
.......... 500 497,913
TCI-Flatiron CLO Ltd., Series 2018-1A, Class
DR, (3-mo. CME Term SOFR at 2.75% Floor
+ 3.01%), 8.33%, 01/29/32
(a) (b)
......... 1,000 991,615
TICP CLO VII Ltd., Series 2017-7A, Class CR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.73%, 04/15/33
(a) (b)
.......... 500 499,973
TICP CLO XI Ltd., Series 2018-11A, Class D,
(3-mo. CME Term SOFR at 3.05% Floor +
3.31%), 8.63%, 10/20/31
(a) (b)
.......... 300 301,994
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR + 3.16%), 8.48%,
04/20/31
(a) (b)
..................... 500 493,113
Whitebox CLO IV Ltd., Series 2023-4A, Class
D, (3-mo. CME Term SOFR at 5.15% Floor +
5.15%), 10.47%, 04/20/36
(a) (b)
......... 1,000 1,022,695
Total Asset-Backed Securities — 12 .1%
(Cost: $ 137,547,256 ) .............................. 137,173,861
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
BAE Systems plc .................... 113,228 1,686,698
L3Harris Technologies, Inc. ............. 7,719 1,608,794
RTX Corp. ........................ 17,970 1,637,426
4,932,918

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Air Freight & Logistics — 0.1%
United Parcel Service, Inc. , Class B ....... 10,438 $ 1,481,152
Automobile Components — 0.1%
Aptiv plc
(d)
......................... 4,010 326,133
Lear Corp. ........................ 2,060 273,774
599,907
Automobiles — 0.1%
General Motors Co. .................. 27,695 1,074,566
Banks — 1.0%
Bank Rakyat Indonesia Persero Tbk. PT .... 2,243,100 808,044
Citigroup, Inc. ...................... 40,142 2,254,776
Citizens Financial Group, Inc. ........... 58,052 1,898,301
DBS Group Holdings Ltd. .............. 40,300 954,518
First Citizens BancShares, Inc. , Class A ..... 1,094 1,651,940
M&T Bank Corp. .................... 8,530 1,177,993
Sberbank of Russia PJSC
(e)
............. 98,136 11
Wells Fargo & Co. ................... 49,241 2,470,913
11,216,496
Beverages — 0.1%
Diageo plc ........................ 34,230 1,236,314
Keurig Dr Pepper, Inc. ................ 11,810 371,307
1,607,621
Biotechnology — 0.2%
AbbVie, Inc. ....................... 12,358 2,031,655
Broadline Retail — 0.1%
Alibaba Group Holding Ltd. , ADR ......... 7,110 513,129
Building Products — 0.3%
Allegion plc ........................ 17,189 2,129,545
Carrier Global Corp. .................. 25,791 1,411,026
Johnson Controls International plc ........ 5,090 268,192
3,808,763
Capital Markets — 0.5%
Carlyle Group, Inc. (The) ............... 12,042 481,921
Charles Schwab Corp. (The) ............ 19,036 1,197,745
FactSet Research Systems, Inc. .......... 572 272,226
Intercontinental Exchange, Inc. .......... 16,196 2,062,237
MSCI, Inc. ........................ 512 306,493
Raymond James Financial, Inc. .......... 4,258 469,146
State Street Corp. ................... 3,403 251,380
5,041,148
Chemicals — 0.3%
Air Liquide SA ...................... 9,152 1,712,645
Ecolab, Inc. ....................... 129 25,570
International Flavors & Fragrances, Inc. ..... 9,290 749,517
Sherwin-Williams Co. (The) ............. 936 284,900
2,772,632
Commercial Services & Supplies — 0.2%
Cintas Corp. ....................... 474 286,566
Republic Services, Inc. ................ 9,937 1,700,420
Waste Management, Inc. ............... 1,543 286,427
2,273,413
Communications Equipment — 0.1%
Cisco Systems, Inc. .................. 28,286 1,419,392
Construction & Engineering — 0.0%
Eiffage SA ........................ 1,455 152,237
Ferrovial SE ....................... 6,511 248,299
400,536
Security
Shares
Shares Value
Consumer Finance — 0.2%
American Express Co. ................ 4,296 $ 862,379
Capital One Financial Corp. ............. 2,074 280,654
Synchrony Financial .................. 18,790 730,367
1,873,400
Consumer Staples Distribution & Retail — 0.3%
Costco Wholesale Corp. ............... 542 376,625
Dollar General Corp. ................. 9,780 1,291,645
Fix Price Group plc , GDR
(b) (c) (e)
........... 20,010 200
Wal-Mart de Mexico SAB de CV .......... 369,447 1,525,956
Walmart, Inc. ....................... 2,074 342,728
3,537,154
Containers & Packaging — 0.2%
Amcor plc ......................... 12,858 121,251
Avery Dennison Corp. ................. 1,325 264,271
Ball Corp. ......................... 4,514 250,302
Sealed Air Corp. .................... 36,475 1,260,211
WestRock Co. ...................... 3,108 125,128
2,021,163
Distributors — 0.0%
Genuine Parts Co. ................... 222 31,131
LKQ Corp. ........................ 1,857 86,666
117,797
Diversified REITs — 0.1%
(c)
Cromwell European REIT .............. 389,803 588,623
LXI REIT plc ....................... 724,300 966,000
1,554,623
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ......................... 36,174 639,916
Cellnex Telecom SA
(b) (c)
................ 49,859 1,918,443
Koninklijke KPN NV .................. 456,219 1,551,939
TELUS Corp. ...................... 86,807 1,554,772
Verizon Communications, Inc. ........... 33,059 1,400,049
7,065,119
Electric Utilities — 1.1%
Alliant Energy Corp. .................. 15,850 771,261
American Electric Power Co., Inc. ......... 19,417 1,517,244
CK Infrastructure Holdings Ltd. ........... 47,000 279,126
CLP Holdings Ltd. ................... 31,500 250,533
Duke Energy Corp. .................. 6,394 612,737
Edison International .................. 14,072 949,579
Entergy Corp. ...................... 6,900 688,344
Eversource Energy .................. 984 53,352
Exelon Corp. ....................... 19,132 665,985
NextEra Energy, Inc. ................. 20,973 1,229,647
PG&E Corp. ....................... 84,917 1,432,550
Portland General Electric Co. ............ 12,964 530,616
PPL Corp. ........................ 36,089 945,532
Southern Co. (The) .................. 11,373 790,651
SSE plc .......................... 9,835 209,465
Terna - Rete Elettrica Nazionale .......... 50,357 424,613
Xcel Energy, Inc. .................... 16,170 968,098
12,319,333
Electrical Equipment — 0.1%
Sensata Technologies Holding plc ......... 13,340 482,508
Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp. , Class A .............. 1,491 150,740
TE Connectivity Ltd. .................. 6,988 993,624
Zebra Technologies Corp. , Class A
(d)
....... 1,939 464,487
1,608,851

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services — 0.2%
Baker Hughes Co. ................... 710 $ 20,235
Baker Hughes Co. , Class A ............. 55,651 1,586,053
Halliburton Co. ..................... 5,687 202,742
Schlumberger NV ................... 4,353 211,991
2,021,021
Financial Services — 0.3%
Equitable Holdings, Inc. ............... 19,466 636,344
Fidelity National Information Services, Inc. ... 26,638 1,658,482
Jack Henry & Associates, Inc. ........... 1,570 260,353
Travelport Finance
(d) (e)
................. 27 82,469
Visa, Inc. , Class A ................... 2,812 768,407
3,406,055
Food Products — 0.5%
Kraft Heinz Co. (The) ................. 42,912 1,593,323
Mondelez International, Inc. , Class A ....... 27,201 2,047,419
Nestle SA (Registered) ................ 20,365 2,320,604
5,961,346
Gas Utilities — 0.0%
Tokyo Gas Co. Ltd. .................. 11,800 271,068
Ground Transportation — 0.4%
Canadian Pacific Kansas City Ltd. ........ 9,792 787,975
CSX Corp. ........................ 15,252 544,496
Norfolk Southern Corp. ................ 1,828 430,019
Union Pacific Corp. .................. 10,641 2,595,659
West Japan Railway Co. ............... 3,900 162,433
4,520,582
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc. ............... 40,363 1,561,644
EssilorLuxottica SA .................. 10,115 1,982,268
Koninklijke Philips NV
(d)
................ 26,383 558,147
Medtronic plc ...................... 33,993 2,975,747
ResMed, Inc. ...................... 1,036 197,047
7,274,853
Health Care Providers & Services — 0.8%
Cardinal Health, Inc. .................. 14,795 1,615,466
Cencora, Inc. ...................... 1,268 295,038
Cigna Group (The) ................... 3,405 1,024,735
Elevance Health, Inc. ................. 2,260 1,115,174
Envision Healthcare Corp.
(d) (e)
........... 3,755 37,550
HCA Healthcare, Inc. ................. 997 303,985
Humana, Inc. ...................... 2,418 914,149
Laboratory Corp. of America Holdings ...... 5,108 1,135,508
McKesson Corp. .................... 559 279,439
UnitedHealth Group, Inc. ............... 4,519 2,312,553
Universal Health Services, Inc. , Class B .... 1,687 267,913
9,301,510
Health Care REITs — 0.8%
Assura plc ........................ 3,447,042 1,945,702
CareTrust REIT, Inc. .................. 81,008 1,694,687
Community Healthcare Trust, Inc. ......... 7,837 200,549
Healthpeak Properties, Inc. ............. 73,758 1,364,523
Physicians Realty Trust ................ 108,894 1,332,863
Target Healthcare REIT plc ............. 964,640 1,015,121
Welltower, Inc. ...................... 12,838 1,110,615
8,664,060
Hotels, Restaurants & Leisure — 0.0%
Domino's Pizza, Inc. .................. 637 271,502
Yum! Brands, Inc. ................... 934 120,944
392,446
Security
Shares
Shares Value
Household Durables — 0.2%
Newell Brands, Inc. .................. 40,386 $ 336,012
Sony Group Corp. , ADR ............... 7,827 765,089
Taylor Wimpey plc ................... 873,607 1,631,017
2,732,118
Household Products — 0.1%
Reckitt Benckiser Group plc ............. 6,754 488,320
Independent Power and Renewable Electricity Producers — 0.0%
Boralex, Inc. , Class A ................. 6,005 144,849
EDP Renovaveis SA .................. 9,178 148,621
293,470
Industrial Conglomerates — 0.0%
Siemens AG (Registered) .............. 1,396 249,917
Industrial REITs — 0.7%
ESR Kendall Square REIT Co. Ltd. ........ 326,924 921,071
Goodman Group .................... 63,235 1,049,649
LondonMetric Property plc .............. 333,718 815,405
Prologis, Inc. ....................... 16,716 2,117,750
Rexford Industrial Realty, Inc. ........... 35,558 1,869,995
Warehouses De Pauw CVA ............. 53,277 1,558,734
8,332,604
Insurance — 0.8%
American International Group, Inc. ........ 20,693 1,438,371
Assurant, Inc. ...................... 6,960 1,168,932
Brown & Brown, Inc. .................. 1,824 141,470
Fidelity National Financial, Inc. , Class A ..... 21,720 1,086,652
Globe Life, Inc. ..................... 2,116 259,887
Prudential plc ...................... 152,609 1,567,686
Travelers Cos., Inc. (The) .............. 1,473 311,333
Willis Towers Watson plc ............... 3,431 845,055
Zurich Insurance Group AG ............. 3,233 1,642,653
8,462,039
IT Services — 0.5%
Accenture plc , Class A ................ 5,634 2,050,100
Cognizant Technology Solutions Corp. , Class A 17,144 1,322,145
NEXTDC Ltd.
(d)
..................... 141,466 1,280,714
SUNeVision Holdings Ltd. .............. 1,890,000 648,503
5,301,462
Leisure Products — 0.1%
Hasbro, Inc. ....................... 11,320 554,114
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc.
(d)
................ 11,806 365,514
Machinery — 0.4%
CNH Industrial NV ................... 46,590 559,080
Komatsu Ltd. ...................... 30,100 856,343
Otis Worldwide Corp. ................. 26,886 2,377,798
Westinghouse Air Brake Technologies Corp. .. 3,640 478,915
4,272,136
Media — 0.2%
Comcast Corp. , Class A ............... 26,212 1,219,907
Fox Corp. , Class A ................... 16,601 536,212
Learfield Communications LLC , (Acquired
09/06/23 , cost $ 13,651 )
(d) (f)
........... 1,086 46,155
Omnicom Group, Inc. ................. 1,880 169,914
SES SA , ADR ...................... 28,458 174,605
2,146,793
Multi-Utilities — 0.4%
CenterPoint Energy, Inc. ............... 16,904 472,298
CMS Energy Corp. ................... 2,434 139,127

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Multi-Utilities (continued)
Dominion Energy, Inc. ................. 17,999 $ 822,914
DTE Energy Co. .................... 4,443 468,381
National Grid plc .................... 78,675 1,047,881
NiSource, Inc. ...................... 28,463 739,184
Sempra .......................... 15,959 1,142,026
4,831,811
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc. ....... 8,122 981,950
Boston Properties, Inc. ................ 18,833 1,252,394
SL Green Realty Corp. ................ 19,665 883,942
3,118,286
Oil, Gas & Consumable Fuels — 1.0%
BP plc ........................... 307,320 1,794,877
Cheniere Energy, Inc. ................. 3,785 620,702
Chevron Corp. ...................... 3,670 541,068
DT Midstream, Inc. ................... 5,860 314,623
Enbridge, Inc. ...................... 14,165 502,984
Koninklijke Vopak NV ................. 4,293 134,108
Kosmos Energy Ltd.
(d)
................. 101,394 614,448
LUKOIL PJSC
(e)
..................... 44,196 5
Novatek PJSC
(e)
.................... 80 —
Pembina Pipeline Corp. ............... 15,654 539,207
Shell plc .......................... 99,410 3,096,694
Suncor Energy, Inc. .................. 27,990 927,029
Targa Resources Corp. ................ 8,224 698,711
TC Energy Corp. .................... 18,221 718,838
Williams Cos., Inc. (The) ............... 31,458 1,090,334
11,593,628
Personal Care Products — 0.0%
Unilever plc , ADR ................... 9,097 442,933
Pharmaceuticals — 1.0%
AstraZeneca plc .................... 23,361 3,097,128
Bayer AG (Registered) ................ 21,271 661,882
Bristol-Myers Squibb Co. ............... 9,730 475,505
Eli Lilly & Co. ...................... 1,079 696,613
Novo Nordisk A/S , Class B ............. 18,568 2,122,405
Novo Nordisk A/S , ADR ............... 696 79,859
Pfizer, Inc. ........................ 14,140 382,911
Sanofi SA ......................... 33,202 3,325,031
10,841,334
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. .......... 71,059 823,574
Leidos Holdings, Inc. ................. 13,878 1,533,103
NMG, Inc.
(d)
........................ 602 60,200
Paychex, Inc. ...................... 18,064 2,198,931
RELX plc ......................... 50,677 2,090,390
SS&C Technologies Holdings, Inc. ........ 23,480 1,432,749
8,138,947
Real Estate Management & Development — 0.4%
CK Asset Holdings Ltd. ................ 439,500 1,983,175
Corp. Inmobiliaria Vesta SAB de CV , ADR ... 17,694 670,957
VGP NV .......................... 4,311 505,632
Vonovia SE ........................ 29,688 924,851
Wharf Real Estate Investment Co. Ltd. ..... 243,000 711,950
4,796,565
Residential REITs — 0.4%
Mid-America Apartment Communities, Inc. ... 262 33,112
Sun Communities, Inc. ................ 15,963 2,000,962
UDR, Inc. ......................... 65,749 2,368,279
4,402,353
Security
Shares
Shares Value
Retail REITs — 0.2%
Link REIT ......................... 387,500 $ 1,943,578
Semiconductors & Semiconductor Equipment — 0.6%
Applied Materials, Inc. ................ 8,817 1,448,633
MediaTek, Inc. ...................... 28,000 864,014
Taiwan Semiconductor Manufacturing Co. Ltd. 143,000 2,862,646
Texas Instruments, Inc. ................ 11,362 1,819,283
6,994,576
Software — 0.7%
Microsoft Corp. ..................... 14,903 5,925,135
Oracle Corp. ....................... 15,544 1,736,265
7,661,400
Specialized REITs — 1.2%
American Tower Corp. ................ 14,493 2,835,555
Crown Castle, Inc. ................... 14,655 1,586,404
Digital Realty Trust, Inc. ............... 6,411 900,489
EPR Properties ..................... 30,547 1,352,316
Equinix, Inc. ....................... 1,536 1,274,527
Extra Space Storage, Inc. .............. 8,536 1,232,940
SBA Communications Corp. ............ 10,562 2,364,409
VICI Properties, Inc. .................. 73,067 2,200,778
13,747,418
Specialty Retail — 0.1%
Home Depot, Inc. (The) ............... 1,099 387,903
Tractor Supply Co. ................... 1,231 276,483
664,386
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ........................ 12,369 2,280,844
HP, Inc. .......................... 13,519 388,130
Samsung Electronics Co. Ltd. , GDR
(b) (c)
..... 1,117 1,526,457
4,195,431
Textiles, Apparel & Luxury Goods — 0.2%
LVMH Moet Hennessy Louis Vuitton SE ..... 1,989 1,654,965
Tapestry, Inc. ....................... 15,360 595,815
2,250,780
Tobacco — 0.3%
British American Tobacco plc ............ 46,020 1,356,836
Philip Morris International, Inc. ........... 21,361 1,940,647
3,297,483
Trading Companies & Distributors — 0.0%
Fastenal Co. ....................... 4,298 293,253
Transportation Infrastructure — 0.6%
Aena SME SA
(b) (c)
.................... 7,048 1,246,842
Aeroports de Paris SA ................ 5,321 712,002
Atlas Arteria Ltd.
(g)
................... 88,141 310,732
Auckland International Airport Ltd. ........ 97,825 504,375
Flughafen Zurich AG (Registered) ......... 3,561 734,727
Fraport AG Frankfurt Airport Services
Worldwide
(d)
..................... 7,858 461,202
Getlink SE ........................ 14,171 244,182
Japan Airport Terminal Co. Ltd. .......... 7,800 309,761
Salik Co. PJSC ..................... 159,521 150,707
Transurban Group
(g)
.................. 211,682 1,859,676
6,534,206
Water Utilities — 0.0%
United Utilities Group plc ............... 20,292 273,308

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.1%
Rogers Communications, Inc. , Class B ..... 9,962 $ 465,331
Vodafone Group plc .................. 1,054,170 896,194
1,361,525
Total Common Stocks — 21 .4%
(Cost: $ 228,114,078 ) .............................. 242,147,905
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.2%
(b)
Bombardier, Inc.
7.13% , 06/15/26 .................. USD 192 193,600
7.88% , 04/15/27 .................. 86 85,890
6.00% , 02/15/28 .................. 272 264,997
8.75% , 11/15/30 .................. 177 185,754
Castlelake Aviation Finance DAC, 5.00%,
04/15/27 ...................... 13 12,340
Embraer Netherlands Finance BV, 7.00%,
07/28/30 ...................... 570 596,932
F-Brasile SpA, Series XR, 7.38%, 08/15/26 .. 200 197,750
Spirit AeroSystems, Inc.
9.38% , 11/30/29 .................. 194 210,195
9.75% , 11/15/30 .................. 154 161,632
TransDigm, Inc.
6.75% , 08/15/28 .................. 319 324,220
7.13% , 12/01/31 .................. 40 41,691
Triumph Group, Inc., 9.00%, 03/15/28 ..... 295 311,269
Wesco Aircraft Holdings, Inc., 9.00%,
11/15/26
(d) (h)
.................... 84 8,820
2,595,090
Automobile Components — 0.3%
Clarios Global LP
(b)
6.75% , 05/15/25 .................. 58 57,957
8.50% , 05/15/27 .................. 765 762,903
Dana Financing Luxembourg SARL, 8.50%,
07/15/31
(c)
..................... EUR 239 281,729
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... USD 114 112,935
Forvia SE, 3.75%, 06/15/28
(c)
........... EUR 100 104,423
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. USD 38 35,665
5.63% , 04/30/33 .................. 39 35,288
Icahn Enterprises LP
6.25% , 05/15/26 .................. 134 128,386
5.25% , 05/15/27 .................. 328 295,036
9.75% , 01/15/29
(b)
................. 97 99,546
4.38% , 02/01/29 .................. 50 41,786
IHO Verwaltungs GmbH, 8.75%, (8.75% Cash
or 9.50% PIK), 05/15/28
(a) (c) (i)
......... EUR 325 379,343
Schaeffler AG
(c)
4.50% , 08/14/26 .................. 100 109,010
4.75% , 08/14/29 .................. 100 109,434
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ USD 73 63,592
ZF Europe Finance BV
(c)
2.00% , 02/23/26 .................. EUR 200 205,063
4.75% , 01/31/29 .................. 500 537,519
6.13% , 03/13/29 .................. 200 227,313
3,586,928
Automobiles — 0.1%
(c)
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a)
........... 1,000 1,053,683
ZF Finance GmbH, 2.25%, 05/03/28 ...... 100 97,708
1,151,391
Security
Par (000)
Par (000) Value
Banks — 2.0%
Abu Dhabi Commercial Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.52%), 8.00%
(a) (c) (j)
......... USD 200 $ 212,313
Banca Monte dei Paschi di Siena SpA, (3-mo.
EURIBOR + 3.28%), 6.75%, 09/05/27
(a) (c)
.. EUR 148 166,941
Banco BPM SpA
(a)(c)
(3-mo. EURIBOR + 2.80%), 6.00% ,
06/14/28 ..................... 150 170,254
(3-mo. EURIBOR + 2.35%), 4.88% ,
01/17/30 ..................... 350 384,579
(5-Year EUR Swap Annual + 3.17%),
2.88% , 06/29/31 ................ 300 306,482
(5-Year EUR Swap Annual + 3.40%),
3.38% , 01/19/32 ................ 200 203,447
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a) (c)
............... 300 348,580
Banco de Sabadell SA
(a)(c)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(j)
...................... 200 204,941
(1-Year EUR Swap Annual + 2.40%),
5.25% , 02/07/29 ................ 100 112,207
(5-Year EUR Swap Annual + 2.95%),
2.50% , 04/15/31 ................ 100 102,261
(5-Year EUR Swap Annual + 3.15%),
6.00% , 08/16/33 ................ 300 329,041
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a) (b) (j)
......... USD 217 202,353
Bangkok Bank PCL
(b)
5.30% , 09/21/28 .................. 470 474,865
5.50% , 09/21/33 .................. 470 476,857
Bank of Ireland Group plc
(a)(c)(j)
(5-Year EUR Swap Annual + 7.92%), 7.50% EUR 200 217,758
(5-Year EUR Swap Annual + 6.43%), 6.00% 200 212,358
Bankinter SA, (5-Year EUR Swap Annual +
6.71%), 6.25%
(a) (c) (j)
............... 200 214,411
Barclays plc
(a)(j)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.67%), 8.00% USD 200 199,128
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13% 1,650 1,563,853
(BPSWS5 + 5.64%), 9.25% .......... GBP 262 332,033
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% USD 1,265 1,223,649
(USISSO05 + 5.78%), 9.63% ......... 530 545,870
BNP Paribas SA
(a)(j)
(5-Year USD Swap Semi + 5.15%), 7.38%
(c)
200 200,122
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(b)
...................... 740 766,239
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c)
...................... EUR 200 221,517
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(b)
...................... USD 825 669,984
CaixaBank SA
(a)(c)(j)
(5-Year EUR Swap Annual + 6.35%), 5.88% EUR 200 212,358
(5-Year EURIBOR ICE Swap Rate +
5.30%), 7.50% ................. 200 221,465
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(j)
...................... 600 629,778
(5-Year EUR Swap Annual + 6.74%),
6.50%
(j)
...................... 200 205,577

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. EURIBOR + 2.10%), 4.63% ,
01/17/31 ..................... EUR 100 $ 110,476
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63% ,
02/28/33 ..................... GBP 200 269,495
Cooperatieve Rabobank UA, (5-Year EUR
Swap Annual + 4.68%), 4.38%
(a) (c) (j)
..... EUR 200 202,385
Credit Agricole SA, (5-Year EURIBOR ICE
Swap Rate + 4.44%), 7.25%
(a) (c) (j)
....... 100 112,929
Danske Bank A/S, (7-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.13%), 7.00%
(a) (c) (j)
............... USD 1,805 1,789,387
HSBC Holdings plc
(a)(j)
(5-Year USD Swap Rate + 4.37%), 6.38% . 718 711,564
(5-Year USD Swap Rate + 3.75%), 6.00% . 487 460,133
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c)
...................... EUR 200 199,117
ING Groep NV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.86%), 3.88%
(a) (j)
................ USD 200 163,982
Intercorp Peru Ltd., 3.88%, 08/15/29
(b)
..... 317 273,413
Intesa Sanpaolo SpA
(c)
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a) (j)
..................... EUR 606 612,375
5.15% , 06/10/30 .................. GBP 348 402,121
JPMorgan Chase & Co., Series W, (3-mo. CME
Term SOFR + 1.26%), 6.64%, 05/15/47
(a)
.. USD 1,492 1,305,497
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a) (c) (j)
........... EUR 200 229,907
Lloyds Banking Group plc
(a)(j)
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(c)
................ 200 209,447
(5-Year USD Swap Rate + 4.50%), 7.50% . USD 380 370,880
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.82%), 6.75% 485 472,287
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50% .... GBP 200 255,336
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.91%), 8.00% USD 450 441,183
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.60%), 3.75%
(a) (b) (j)
............... 560 452,930
Societe Generale SA
(a)(j)
(5-Year USD Swap Rate + 5.87%), 8.00%
(b)
1,050 1,053,707
(5-Year EUR Swap Annual + 5.23%),
7.88%
(c)
...................... EUR 200 222,084
Standard Chartered plc, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.14%), 4.30%
(a) (b) (j)
............... USD 850 682,501
UniCredit SpA
(a)(c)
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(j)
................ EUR 200 221,273
(5-Year EUR Swap Annual + 2.80%),
2.73% , 01/15/32 ................ 400 405,671
22,961,301
Beverages — 0.0%
Davide Campari-Milano NV, 2.38%, 01/17/29
(c) (k)
200 220,621
Biotechnology — 0.0%
(c)
Cidron Aida Finco SARL, 6.25%, 04/01/28 ... GBP 205 248,755
Grifols SA, 1.63%, 02/15/25 ........... EUR 100 104,828
353,583
Security
Par (000)
Par (000) Value
Broadline Retail — 0.0%
(b)
LCM Investments Holdings II LLC, 8.25%,
08/01/31 ...................... USD 119 $ 122,135
Match Group Holdings II LLC, 5.63%, 02/15/29 83 80,713
NMG Holding Co., Inc., 7.13%, 04/01/26 .... 76 74,101
276,949
Building Products — 0.1%
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 165 169,153
HT Troplast GmbH, 9.38%, 07/15/28
(c)
..... EUR 247 274,029
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. USD 66 63,413
9.75% , 07/15/28 .................. 73 73,390
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 .................. 260 254,137
8.88% , 11/15/31 .................. 198 208,011
Standard Industries, Inc.
(b)
4.38% , 07/15/30 .................. 85 77,244
3.38% , 01/15/31 .................. 18 15,306
Summit Materials LLC, 5.25%, 01/15/29
(b)
... 38 36,801
1,171,484
Capital Markets — 0.5%
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
..................... 108 112,119
Aretec Group, Inc., 10.00%, 08/15/30
(b)
.... 35 37,801
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
. 58 60,056
Blue Owl Credit Income Corp.
5.50% , 03/21/25 .................. 111 109,908
7.75% , 09/16/27 .................. 61 63,222
6.65% , 03/15/31
(b)
................. 90 89,240
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 76 72,369
Deutsche Bank AG, (5-Year EURIBOR ICE
Swap Rate + 5.69%), 6.75%
(a) (c) (j)
....... EUR 200 204,295
Gaci First Investment Co., 5.13%, 02/14/53
(c)
. USD 251 213,413
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. 200 190,500
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(b)
..................... 65 69,504
State Street Corp., (3-mo. CME Term SOFR +
1.26%), 6.65%, 06/15/47
(a)
........... 3,250 2,704,829
SURA Asset Management SA, 4.88%,
04/17/24
(c)
..................... 451 447,694
UBS Group AG
(a)(j)
(5-Year USD Swap Semi + 4.87%), 7.00%
(c)
877 873,711
(5-Year USD Swap Semi + 4.59%), 6.88%
(c)
200 197,593
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
9.25%
(b)
...................... 200 213,938
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(b)
...................... 430 340,944
Vivion Investments SARL, 3.00%, 08/08/24
(c)
. EUR 100 102,682
6,103,818
Chemicals — 0.7%
Ashland, Inc., 3.38%, 09/01/31
(b)
......... USD 8 6,751
Avient Corp., 7.13%, 08/01/30
(b)
......... 112 114,882
Braskem Idesa SAPI, 6.99%, 02/20/32
(b)
.... 768 500,400
Braskem Netherlands Finance BV
(b)
8.50% , 01/12/31 .................. 353 334,460
7.25% , 02/13/33 .................. 636 562,860
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 8.22%), 8.50% ,
01/23/81
(a)
.................... 200 193,000
Chemours Co. (The)
(b)
5.75% , 11/15/28 .................. 89 83,944

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
4.63% , 11/15/29 .................. USD 37 $ 32,138
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 466 425,714
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
..................... EUR 300 310,480
HB Fuller Co., 4.25%, 10/15/28 ......... USD 195 181,084
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... 200 168,470
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... 281 274,651
INEOS Finance plc, 6.38%, 04/15/29
(c)
..... EUR 112 121,038
INEOS Quattro Finance 2 plc, 8.50%,
03/15/29
(c)
..................... 250 286,051
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. USD 295 237,351
Kronos International, Inc., 3.75%, 09/15/25
(c)
. EUR 200 217,919
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... USD 107 90,590
MEGlobal BV
4.25% , 11/03/26
(c)
................. 230 221,375
2.63% , 04/28/28
(c)
................. 259 231,319
2.63% , 04/28/28
(b)
................. 200 178,625
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
65 62,160
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
. EUR 100 112,079
Nobian Finance BV, 3.63%, 07/15/26
(c)
..... 227 234,427
Olympus Water US Holding Corp.
9.63% , 11/15/28
(c)
................. 323 376,530
9.75% , 11/15/28
(b)
................. USD 200 211,595
Sasol Financing USA LLC
4.38% , 09/18/26 .................. 200 186,313
6.50% , 09/27/28 .................. 255 240,707
8.75% , 05/03/29
(b)
................. 277 281,588
SCIL IV LLC, 9.50%, 07/15/28
(c)
......... EUR 200 233,215
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... USD 239 202,493
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 155 148,215
5.63% , 08/15/29 .................. 580 511,404
7.38% , 03/01/31 .................. 67 68,261
7,642,089
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 217 198,826
Allied Universal Holdco LLC
6.63% , 07/15/26
(b)
................. 403 397,102
9.75% , 07/15/27
(b)
................. 265 259,115
3.63% , 06/01/28
(c)
................. EUR 100 98,594
4.63% , 06/01/28
(b)
................. USD 553 498,036
4.88% , 06/01/28
(c)
................. GBP 383 426,741
6.00% , 06/01/29
(b)
................. USD 405 336,267
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. 38 34,773
4.75% , 10/15/29 .................. 82 76,778
APX Group, Inc.
(b)
6.75% , 02/15/27 .................. 128 127,996
5.75% , 07/15/29 .................. 180 170,945
Covanta Holding Corp.
4.88% , 12/01/29
(b)
................. 63 54,412
5.00% , 09/01/30 .................. 49 41,656
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 22 20,790
9.50% , 11/01/27 .................. 68 68,410
7.75% , 02/15/28 .................. 197 200,476
6.00% , 06/01/29 .................. 13 11,416
GFL Environmental, Inc., 4.38%, 08/15/29
(b)
.. 151 138,486
Intrum AB, 3.50%, 07/15/26
(c)
........... EUR 168 136,168
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... USD 68 68,000
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... 432 383,871
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 177 169,072
Paprec Holding SA, 7.25%, 11/17/29
(c)
..... EUR 100 115,479
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... USD 289 $ 286,396
Q-Park Holding I BV, 5.13%, 03/01/29
(c)
.... EUR 100 108,327
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
................ 88 94,644
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
................ 100 105,376
Verisure Holding AB, 7.13%, 02/01/28
(c)
.... 200 226,410
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... USD 546 528,916
Williams Scotsman, Inc., 7.38%, 10/01/31
(b)
.. 34 35,614
5,419,092
Communications Equipment — 0.1%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ...................... 166 131,970
CommScope, Inc.
6.00% , 03/01/26 .................. 199 172,370
4.75% , 09/01/29 .................. 115 76,029
Viasat, Inc.
5.63% , 09/15/25 .................. 138 133,343
5.63% , 04/15/27 .................. 142 133,312
7.50% , 05/30/31 .................. 21 15,566
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 51 44,437
707,027
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 205 204,936
Azzurra Aeroporti SpA, 2.63%, 05/30/27
(c)
... EUR 300 304,049
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... USD 585 617,906
Cellnex Finance Co. SA
(c)
2.00% , 09/15/32 .................. EUR 500 468,763
2.00% , 02/15/33 .................. 200 185,778
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... USD 79 73,673
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 100 121,851
Heathrow Finance plc
(c)(l)
4.75% , 03/01/24 .................. 100 126,422
3.88% , 03/01/27 .................. 100 119,316
4.13% , 09/01/29 .................. 100 115,575
Pike Corp., 8.63%, 01/31/31
(b)
.......... USD 27 28,564
2,366,833
Consumer Finance — 0.2%
ASG Finance DAC, 7.88%, 12/03/24
(b)
..... 262 254,978
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 42 41,949
Encore Capital Group, Inc.
(c)
4.88% , 10/15/25 .................. EUR 100 107,639
5.38% , 02/15/26 .................. GBP 100 122,174
4.25% , 06/01/28 .................. 100 109,621
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b) (i)
....... USD 129 124,553
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. 52 54,624
8.13% , 03/30/29 .................. 88 91,306
Navient Corp.
5.50% , 03/15/29 .................. 92 83,058
9.38% , 07/25/30 .................. 110 114,688
OneMain Finance Corp.
6.63% , 01/15/28 .................. 86 85,699
9.00% , 01/15/29 .................. 109 114,805
5.38% , 11/15/29 .................. 81 74,946
4.00% , 09/15/30 .................. 48 40,650
Volkswagen International Finance NV, (9-Year
EUR Swap Annual + 3.96%), 3.88%
(a) (c) (j)
.. EUR 300 296,620
1,717,310

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail — 0.1%
Bellis Acquisition Co. plc
(c)
3.25% , 02/16/26 .................. GBP 400 $ 479,039
4.50% , 02/16/26 .................. 400 483,959
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
... 148 172,087
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
..................... USD 30 27,490
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
54 45,360
1,207,935
Containers & Packaging — 0.4%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(b)
................. 200 197,736
2.00% , 09/01/28
(c)
................. EUR 200 186,896
4.00% , 09/01/29
(b)
................. USD 200 162,095
Ardagh Packaging Finance plc
2.13% , 08/15/26
(c)
................. EUR 246 238,590
2.13% , 08/15/26
(c)
................. 100 96,987
4.13% , 08/15/26
(b)
................. USD 200 179,638
5.25% , 08/15/27
(b)
................. 202 150,992
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 190 189,057
8.75% , 04/15/30 .................. 337 320,133
Fiber Bidco SpA
(c)
11.00% , 10/25/27 ................. EUR 200 235,052
(3-mo. EURIBOR + 4.00%), 7.97% ,
01/15/30
(a)
.................... 209 227,565
Graham Packaging Co., Inc., 7.13%, 08/15/28
(b)
USD 13 11,603
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
... EUR 366 347,083
LABL, Inc.
(b)
5.88% , 11/01/28 .................. USD 171 153,098
9.50% , 11/01/28 .................. 201 200,479
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 08/15/26 .................. 901 910,418
9.25% , 04/15/27 .................. 40 38,610
OI European Group BV, 6.25%, 05/15/28
(c)
.. EUR 100 112,456
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
USD 58 61,862
Trivium Packaging Finance BV, (3-mo.
EURIBOR at 3.75% Floor + 3.75%), 7.75%,
08/15/26
(a) (c)
.................... EUR 100 108,158
4,128,508
Distributors — 0.0%
(b)
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 USD 266 254,105
Resideo Funding, Inc., 4.00%, 09/01/29 .... 45 38,993
293,098
Diversified Consumer Services — 0.1%
Cedacri Mergeco SpA, (3-mo. EURIBOR +
5.50%), 9.50%, 05/15/28
(a) (c)
.......... EUR 120 129,684
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ USD 113 103,833
Rekeep SpA, 7.25%, 02/01/26
(c)
......... EUR 111 111,351
Sotheby's
(b)
7.38% , 10/15/27 .................. USD 404 388,253
5.88% , 06/01/29 .................. 324 279,688
TUI Cruises GmbH, 6.50%, 05/15/26
(c)
..... EUR 211 225,747
Verisure Holding AB, 9.25%, 10/15/27
(c)
.... 100 115,905
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... USD 228 235,478
1,589,939
Diversified REITs — 0.1%
(b)
HAT Holdings I LLC
3.38% , 06/15/26 .................. 128 118,952
8.00% , 06/15/27 .................. 33 34,175
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32 ........ 167 150,611
Uniti Group LP, 10.50%, 02/15/28 ........ 331 336,942
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
VICI Properties LP, 4.63%, 06/15/25 ...... USD 16 $ 15,763
656,443
Diversified Telecommunication Services — 1.1%
Altice France SA
8.13% , 02/01/27
(b)
................. 226 202,001
11.50% , 02/01/27
(c)
................ EUR 166 176,032
3.38% , 01/15/28
(c)
................. 193 160,982
4.13% , 01/15/29
(c)
................. 406 333,562
5.13% , 07/15/29
(b)
................. USD 305 222,984
5.50% , 10/15/29
(b)
................. 400 294,706
British Telecommunications plc
(a)(c)
(5-Year EUR Swap Annual + 2.13%),
1.87% , 08/18/80 ................ EUR 100 103,207
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ..................... GBP 100 135,442
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ..................... 100 135,443
CCO Holdings LLC
(b)
5.00% , 02/01/28 .................. USD 43 40,413
6.38% , 09/01/29 .................. 441 429,385
4.50% , 08/15/30 .................. 96 83,487
7.38% , 03/01/31 .................. 728 735,735
4.75% , 02/01/32 .................. 83 71,194
4.25% , 01/15/34 .................. 89 70,764
Cellnex Telecom SA
(c)
1.00% , 04/20/27 .................. EUR 100 99,976
2.13% , 08/11/30
(k)
................. 300 336,515
1.75% , 10/23/30 .................. 200 191,226
Frontier Communications Holdings LLC
(b)
5.00% , 05/01/28 .................. USD 314 289,783
8.75% , 05/15/30 .................. 407 416,927
8.63% , 03/15/31 .................. 34 34,501
Iliad Holding SASU
(b)
6.50% , 10/15/26 .................. 200 196,052
7.00% , 10/15/28 .................. 253 250,984
Iliad SA
(c)
5.38% , 02/15/29 .................. EUR 200 221,371
5.63% , 02/15/30 .................. 700 783,864
Infrastrutture Wireless Italiane SpA
(c)
1.63% , 10/21/28 .................. 250 249,617
1.75% , 04/19/31 .................. 120 115,415
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
300 312,496
Level 3 Financing, Inc.
(b)
3.40% , 03/01/27 .................. USD 275 270,187
4.63% , 09/15/27 .................. 396 243,540
3.63% , 01/15/29 .................. 36 18,900
11.00% , 11/15/29
(m)
................ 255 257,308
10.50% , 05/15/30 ................. 364 362,180
Lorca Telecom Bondco SA, 4.00%, 09/18/27
(c)
EUR 271 284,511
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
. USD 172 89,657
RCS & RDS SA
(c)
2.50% , 02/05/25 .................. EUR 100 105,816
3.25% , 02/05/28 .................. 200 195,535
Telecom Italia Capital SA
6.38% , 11/15/33 .................. USD 151 146,356
6.00% , 09/30/34 .................. 391 366,512
7.20% , 07/18/36 .................. 143 143,576
7.72% , 06/04/38 .................. 138 142,427
Telecom Italia SpA
(c)
3.63% , 05/25/26 .................. EUR 100 106,328
2.38% , 10/12/27 .................. 100 100,829
6.88% , 02/15/28 .................. 200 229,811
7.88% , 07/31/28 .................. 188 223,641

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
1.63% , 01/18/29 .................. EUR 100 $ 92,385
Virgin Media Secured Finance plc, 4.13%,
08/15/30
(c)
..................... GBP 686 739,719
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. USD 1,054 801,496
6.13% , 03/01/28 .................. 358 238,389
11,853,167
Electric Utilities — 0.5%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
..................... 265 226,717
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
100 105,592
Continuum Energy Aura Pte. Ltd., 9.50%,
02/24/27
(b)
..................... 235 242,943
Diamond II Ltd., 7.95%, 07/28/26
(b)
....... 200 202,250
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.32%), 3.25%, 01/15/82
(a)
........... 1,425 1,163,562
Edison International, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.86%), 8.13%, 06/15/53
(a)
........... 181 185,910
EDP - Energias de Portugal SA
(a)(c)
(5-Year EUR Swap Annual + 2.38%),
1.88% , 08/02/81 ................ EUR 200 201,821
Series NC8 , (5-Year EUR Swap Annual +
2.08%), 1.88% , 03/14/82 .......... 400 365,287
EnBW Energie Baden-Wuerttemberg AG,
(5-Year EURIBOR ICE Swap Rate + 2.66%),
5.25%, 01/23/84
(a) (c)
............... 100 109,826
Engie Energia Chile SA, 3.40%, 01/28/30
(c)
.. USD 282 242,432
FirstEnergy Corp., 4.00%, 05/01/26
(b) (k)
..... 130 128,570
Naturgy Finance BV
(a)(c)(j)
(9-Year EUR Swap Annual + 3.08%), 3.38% EUR 100 107,413
(5-Year EUR Swap Annual + 2.44%), 2.37% 300 300,533
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80%,
03/15/82
(a)
..................... USD 1,898 1,660,276
NRG Energy, Inc., 7.00%, 03/15/33
(b)
...... 105 110,833
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 65 60,578
PG&E Corp., 4.25%, 12/01/27
(b) (k)
........ 131 133,292
5,547,835
Electrical Equipment — 0.0%
Vertiv Group Corp., 4.13%, 11/15/28
(b)
..... 113 104,858
Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 3.38%, 07/15/31
(c)
......... EUR 117 114,107
Coherent Corp., 5.00%, 12/15/29
(b)
....... USD 254 237,825
351,932
Energy Equipment & Services — 0.6%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 271 271,678
6.25% , 04/01/28 .................. 288 284,780
Borr IHC Ltd., 10.00%, 11/15/28
(b)
........ 200 207,000
EDO Sukuk Ltd., 5.88%, 09/21/33
(b)
....... 632 642,112
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 184 184,964
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 162 163,938
Nabors Industries Ltd.
(b)
7.25% , 01/15/26 .................. 75 73,130
7.50% , 01/15/28 .................. 81 74,115
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 146 143,465
9.13% , 01/31/30 .................. 45 45,790
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 167 173,420
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... USD 23 $ 22,469
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 8 7,871
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 53 54,251
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 156 161,238
Transocean, Inc.
(b)
7.50% , 01/15/26 .................. 170 168,304
11.50% , 01/30/27 ................. 342 357,390
8.00% , 02/01/27 .................. 176 174,606
8.75% , 02/15/30 .................. 315 326,855
USA Compression Partners LP
6.88% , 04/01/26 .................. 383 380,750
6.88% , 09/01/27 .................. 202 201,859
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 369 378,321
Vallourec SACA, 8.50%, 06/30/26
(c)
....... EUR 125 136,034
Venture Global LNG, Inc.
(b)
8.13% , 06/01/28 .................. USD 450 454,810
9.50% , 02/01/29 .................. 694 737,055
8.38% , 06/01/31 .................. 360 363,541
9.88% , 02/01/32 .................. 385 404,876
Weatherford International Ltd.
(b)
6.50% , 09/15/28 .................. 99 101,072
8.63% , 04/30/30 .................. 175 178,809
6,874,503
Entertainment — 0.1%
CPUK Finance Ltd., 3.59%, 08/28/25
(c)
..... GBP 139 170,341
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
..................... USD 98 74,517
Live Nation Entertainment, Inc., 3.75%,
01/15/28
(b)
..................... 79 72,976
Motion Finco SARL, 7.38%, 06/15/30
(c)
..... EUR 202 225,366
Pinnacle Bidco plc, 10.00%, 10/11/28
(c)
..... GBP 201 267,273
810,473
Financial Services — 0.4%
Banco Votorantim SA, 4.50%, 09/24/24
(c)
... USD 243 239,355
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... 202 201,549
Freedom Mortgage Corp.
(b)
12.00% , 10/01/28 ................. 32 35,126
12.25% , 10/01/30 ................. 32 35,674
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(b)
..................... 18 18,227
Garfunkelux Holdco 3 SA, 6.75%, 11/01/25
(c)
. EUR 100 87,777
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... USD 267 241,048
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 532 518,487
6.00% , 01/15/27 .................. 118 115,702
5.13% , 12/15/30 .................. 81 72,804
5.75% , 11/15/31 .................. 18 16,591
7.13% , 02/01/32 .................. 252 249,944
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 80 85,808
Nexi SpA, 0.00%, 02/24/28
(c) (k) (n)
......... EUR 200 189,114
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
..................... USD 84 86,516
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 127 116,532
3.88% , 03/01/31 .................. 41 35,826
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 234 218,790
11.25% , 12/15/27 ................. 7 7,009
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 193 188,271
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(c)
..................... EUR 100 104,424
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. USD 1,017 1,021,053

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Worldline SA, 0.00%, 07/30/26
(c) (k) (n)
....... EUR 383 $ 370,627
4,256,254
Food Products — 0.1%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... USD 45 46,908
Chobani LLC, 4.63%, 11/15/28
(b)
......... 247 231,157
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(b)
... 65 65,000
MHP Lux SA, 6.25%, 09/19/29
(c)
......... 238 167,790
Minerva Luxembourg SA, 8.88%, 09/13/33
(b)
. 353 369,591
Post Holdings, Inc.
(b)
5.50% , 12/15/29 .................. 34 32,865
4.63% , 04/15/30 .................. 12 11,036
4.50% , 09/15/31 .................. 6 5,389
Premier Foods Finance plc, 3.50%, 10/15/26
(c)
GBP 100 120,151
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 95 81,678
Tereos Finance Groupe I SA, 4.75%, 04/30/27
(c)
EUR 120 129,509
1,261,074
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
... USD 131 134,683
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
................ 131 137,585
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 154 154,774
8.38% , 02/15/32 .................. 311 313,292
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 79 71,006
UGI International LLC, 2.50%, 12/01/29
(c)
... EUR 250 238,454
1,049,794
Ground Transportation — 0.1%
BCP V Modular Services Finance II plc, 4.75%,
11/30/28
(c)
..................... 100 100,100
DAE Funding LLC
(c)
1.55% , 08/01/24 .................. USD 243 236,697
2.63% , 03/20/25 .................. 200 191,750
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... 148 145,965
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a) (c) (j)
.................... GBP 244 281,463
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 205 192,165
Uber Technologies, Inc., 6.25%, 01/15/28
(b)
.. 24 24,134
1,172,274
Health Care Equipment & Supplies — 0.1%
(b)
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28 516 535,386
Garden Spinco Corp., 8.63%, 07/20/30 .... 180 192,600
Medline Borrower LP
3.88% , 04/01/29 .................. 27 24,446
5.25% , 10/01/29 .................. 677 631,241
1,383,673
Health Care Providers & Services — 0.3%
Acadia Healthcare Co., Inc.
(b)
5.50% , 07/01/28 .................. 74 72,342
5.00% , 04/15/29 .................. 27 25,751
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 187 167,610
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. 26 24,018
6.00% , 01/15/29 .................. 456 412,010
5.25% , 05/15/30 .................. 326 269,903
4.75% , 02/15/31 .................. 239 189,730
Encompass Health Corp., 4.63%, 04/01/31 .. 12 11,025
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 252 287,189
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... USD 260 242,749
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(b)
94 87,544
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 163 166,679
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
11.00% , 10/15/30 ................. USD 131 $ 139,393
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 125 114,070
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 19 18,905
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 35 34,939
Surgery Center Holdings, Inc.
(b)
6.75% , 07/01/25 .................. 420 420,630
10.00% , 04/15/27 ................. 120 120,754
Tenet Healthcare Corp.
5.13% , 11/01/27 .................. 153 148,566
4.63% , 06/15/28 .................. 48 45,520
6.13% , 10/01/28 .................. 163 162,400
6.75% , 05/15/31
(b)
................. 10 10,228
3,171,955
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP, 4.50%, 02/15/29
(b)
. 198 184,063
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
... 80 70,802
Service Properties Trust
7.50% , 09/15/25 .................. 72 73,086
8.63% , 11/15/31
(b)
................. 363 384,887
712,838
Hotels, Restaurants & Leisure — 0.9%
1011778 BC ULC, 4.00%, 10/15/30
(b)
...... 14 12,513
Accor SA, (5-Year EUR Swap Annual + 3.25%),
2.63%
(a) (c) (j)
.................... EUR 200 211,069
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(c)
..................... 275 310,938
Boyd Gaming Corp., 4.75%, 06/15/31
(b)
.... USD 164 150,655
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 131 119,995
Burger King France SAS, (3-mo. EURIBOR at
4.75% Floor + 4.75%), 8.72%, 11/01/26
(a) (c)
. EUR 100 108,748
Caesars Entertainment, Inc.
(b)
8.13% , 07/01/27 .................. USD 435 446,417
4.63% , 10/15/29 .................. 283 258,695
7.00% , 02/15/30 .................. 171 175,728
Carnival Corp.
7.63% , 03/01/26
(c)
................. EUR 135 148,302
5.75% , 03/01/27
(b)
................. USD 269 265,019
4.00% , 08/01/28
(b)
................. 90 83,251
6.00% , 05/01/29
(b)
................. 320 309,945
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 790 864,229
Carnival plc, 1.00%, 10/28/29 .......... EUR 100 81,612
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... USD 60 59,255
Cedar Fair LP, 6.50%, 10/01/28 ......... 75 74,627
Churchill Downs, Inc., 5.75%, 04/01/30
(b)
... 261 252,499
Cirsa Finance International SARL, (3-mo.
EURIBOR + 4.50%), 8.41%, 07/31/28
(a) (c)
.. EUR 100 109,421
CPUK Finance Ltd., 4.88%, 08/28/25
(c)
..... GBP 100 123,171
Elior Group SA, 3.75%, 07/15/26
(c)
....... EUR 230 232,146
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. USD 177 161,966
6.75% , 01/15/30 .................. 51 45,851
Food Service Project SA, 5.50%, 01/21/27
(c)
. EUR 100 108,440
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(b)
................ USD 70 70,147
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
..................... EUR 315 328,931
Life Time, Inc., 8.00%, 04/15/26
(b)
........ USD 184 184,243
Light & Wonder International, Inc., 7.50%,
09/01/31
(b)
..................... 38 39,541
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 150 155,898
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 112 111,028

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Lottomatica SpA
(a)(c)
(3-mo. EURIBOR + 4.13%), 8.10% ,
06/01/28 ..................... EUR 140 $ 152,569
(3-mo. EURIBOR + 4.00%), 7.93% ,
12/15/30 ..................... 100 109,502
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 204 172,558
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(b)
200 177,250
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 200 200,272
MGM China Holdings Ltd., 5.88%, 05/15/26
(b)
. 200 194,368
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... 67 61,811
NCL Corp. Ltd.
(b)
5.88% , 03/15/26 .................. 68 66,305
8.38% , 02/01/28 .................. 65 68,243
8.13% , 01/15/29 .................. 47 49,335
7.75% , 02/15/29 .................. 86 86,834
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... 97 92,769
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
.. 81 84,442
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. 95 71,242
5.88% , 09/01/31 .................. 95 69,010
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 43 46,075
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 62 59,510
Royal Caribbean Cruises Ltd.
(b)
4.25% , 07/01/26 .................. 59 56,772
5.38% , 07/15/27 .................. 72 70,849
5.50% , 04/01/28 .................. 89 87,867
8.25% , 01/15/29 .................. 93 98,547
9.25% , 01/15/29 .................. 59 63,373
7.25% , 01/15/30 .................. 161 167,796
Sands China Ltd., 4.05%, 01/08/26
(l)
...... 200 192,000
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 79 74,260
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
..................... 245 249,900
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 83 78,022
4.63% , 12/01/31 .................. 161 144,498
Stonegate Pub Co. Financing plc, 8.00%,
07/13/25
(c)
..................... GBP 100 122,294
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. USD 90 86,744
7.00% , 02/15/29 .................. 20 19,969
9.13% , 07/15/31 .................. 331 354,170
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 96 93,480
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 155 151,472
Wynn Macau Ltd.
5.63% , 08/26/28
(c)
................. 259 239,704
5.63% , 08/26/28
(b)
................. 200 185,100
5.13% , 12/15/29
(b)
................. 200 177,250
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 167 157,766
7.13% , 02/15/31 .................. 92 94,873
10,333,081
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
6.63% , 01/15/28 .................. 30 29,558
4.63% , 08/01/29 .................. 170 153,010
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 120 109,344
4.88% , 02/15/30 .................. 169 149,870
CD&R Smokey Buyer, Inc., 6.75%, 07/15/25
(b)
170 166,612
Security
Par (000)
Par (000) Value
Household Durables (continued)
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
USD 58 $ 60,986
Installed Building Products, Inc., 5.75%,
02/01/28
(b)
..................... 53 51,940
KB Home, 7.25%, 07/15/30 ............ 46 47,275
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 33 34,838
Mattamy Group Corp.
(b)
5.25% , 12/15/27 .................. 35 33,770
4.63% , 03/01/30 .................. 94 85,700
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 41 41,000
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 135 93,548
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 7 6,667
TRI Pointe Homes, Inc., 5.70%, 06/15/28 ... 37 36,390
1,100,508
Household Products — 0.0%
Central Garden & Pet Co.
4.13% , 10/15/30 .................. 3 2,690
4.13% , 04/30/31
(b)
................. 160 141,365
144,055
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 246 234,737
4.63% , 02/01/29 .................. 44 40,680
5.00% , 02/01/31 .................. 14 12,701
NextEra Energy Partners LP
(b)(k)
0.00% , 11/15/25
(n)
................. 72 63,612
2.50% , 06/15/26 .................. 72 64,620
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 66 70,047
TransAlta Corp., 7.75%, 11/15/29 ........ 78 82,003
568,400
Industrial Conglomerates — 0.0%
Emerald Debt Merger Sub LLC, 6.38%,
12/15/30
(c)
..................... EUR 100 113,473
GEMS MENASA Cayman Ltd., 7.13%,
07/31/26
(b)
..................... USD 314 308,799
422,272
Insurance — 0.5%
Acrisure LLC
(b)
8.25% , 02/01/29 .................. 152 152,389
6.00% , 08/01/29 .................. 112 102,742
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 185 172,094
6.75% , 10/15/27 .................. 1,151 1,123,744
5.88% , 11/01/29 .................. 325 307,785
Allianz SE, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.17%),
3.20%
(a) (b) (j)
.................... 400 319,111
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 298 278,138
AXA SA
(5-Year EUR Swap Annual + 3.84%),
6.38%
(a) (c) (j)
.................... EUR 204 224,596
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
...... GBP 300 371,593
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 113 113,213
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 98 100,809
7.38% , 01/31/32 .................. 992 1,015,903
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. 194 201,275
10.50% , 12/15/30 ................. 124 130,674
Liberty Mutual Group, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13% ,
12/15/51
(b)
.................... 450 394,386

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
(5-Year EUR Swap Annual + 3.70%),
3.63% , 05/23/59
(c)
............... EUR 150 $ 159,066
NFP Corp.
(b)
4.88% , 08/15/28 .................. USD 358 355,100
6.88% , 08/15/28 .................. 397 399,225
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 126 116,745
6,038,588
IT Services — 0.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
. 131 115,116
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
..... 83 74,232
Atos SE, 1.75%, 05/07/25
(c)
............ EUR 100 40,013
Banff Merger Sub, Inc., 8.38%, 09/01/26
(c)
... 100 107,245
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... USD 295 275,456
Cablevision Lightpath LLC, 3.88%, 09/15/27
(b)
200 179,179
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 218 223,738
Engineering - Ingegneria Informatica - SpA,
11.13%, 05/15/28
(c)
............... EUR 311 361,305
Global Switch Finance BV, 1.38%, 10/07/30
(c)
. 135 131,600
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(b)
..................... USD 37 40,006
Tempo Acquisition LLC, 5.75%, 06/01/25
(b)
.. 15 14,920
United Group BV
(c)
(3-mo. EURIBOR + 3.25%), 7.25% ,
02/15/26
(a)
.................... EUR 100 108,016
4.00% , 11/15/27 .................. 100 101,359
1,772,185
Leisure Products — 0.0%
Mattel, Inc.
6.20% , 10/01/40 .................. USD 108 106,707
5.45% , 11/01/41 .................. 38 34,143
140,850
Life Sciences Tools & Services — 0.0%
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 360 378,541
Machinery — 0.3%
Boels Topholding BV
6.25% , 02/15/29
(c)
................. EUR 270 304,190
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. USD 189 194,012
9.50% , 01/01/31 .................. 163 173,844
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 90 67,258
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b) (i)
.......... 105 105,051
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 244 246,440
IMA Industria Macchine Automatiche SpA,
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.94%, 01/15/28
(a) (c)
............... EUR 100 108,297
Loxam SAS
(c)
6.38% , 05/15/28 .................. 250 279,121
6.38% , 05/31/29 .................. 102 113,219
OT Merger Corp., 7.88%, 10/15/29
(b)
...... USD 94 56,799
Renk AG, 5.75%, 07/15/25
(c)
........... EUR 200 215,622
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(b)
..................... USD 100 91,914
Terex Corp., 5.00%, 05/15/29
(b)
......... 192 181,440
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 515 516,339
Titan International, Inc., 7.00%, 04/30/28 ... 55 54,833
TK Elevator Holdco GmbH
6.63% , 07/15/28
(c)
................. EUR 187 193,926
7.63% , 07/15/28
(b)
................. USD 200 198,322
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
. EUR 150 157,728
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 510 491,749
Security
Par (000)
Par (000) Value
Machinery (continued)
Wabash National Corp., 4.50%, 10/15/28
(b)
.. USD 122 $ 111,020
3,861,124
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
........ 160 163,219
Media — 0.8%
Altice Financing SA
2.25% , 01/15/25
(c)
................. EUR 100 104,153
4.25% , 08/15/29
(c)
................. 100 94,668
5.75% , 08/15/29
(b)
................. USD 300 261,443
Banijay Entertainment SASU, 7.00%,
05/01/29
(c)
..................... EUR 247 280,752
Cable One, Inc.
0.00% , 03/15/26
(k) (n)
................ USD 78 66,651
4.00% , 11/15/30
(b)
................. 68 54,740
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 247 247,127
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 138 129,967
7.75% , 04/15/28 .................. 181 156,918
9.00% , 09/15/28 .................. 525 545,773
7.50% , 06/01/29 .................. 225 185,904
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 175 136,529
CSC Holdings LLC
(b)
11.25% , 05/15/28 ................. 626 634,311
11.75% , 01/31/29 ................. 450 457,078
DirecTV Financing LLC
(b)
5.88% , 08/15/27 .................. 279 265,243
8.88% , 02/01/30 .................. 101 103,025
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 402 316,577
5.75% , 12/01/28 .................. 79 53,145
DISH Network Corp., 11.75%, 11/15/27
(b)
... 467 487,411
Eutelsat SA, 1.50%, 10/13/28
(c)
......... EUR 200 150,339
Gray Television, Inc.
(b)
5.88% , 07/15/26 .................. USD 100 98,000
7.00% , 05/15/27 .................. 92 89,930
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 43 36,403
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 200 192,652
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 25 24,348
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 289 276,632
4.25% , 01/15/29 .................. 37 32,978
4.63% , 03/15/30 .................. 10 8,851
Paramount Global, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.00%), 6.38%, 03/30/62
(a)
........... 431 384,911
Radiate Holdco LLC
(b)
4.50% , 09/15/26 .................. 278 214,948
6.50% , 09/15/28 .................. 375 161,419
SES SA, (5-Year EUR Swap Annual + 3.19%),
2.88%
(a) (c) (j)
.................... EUR 100 100,775
Sirius XM Radio, Inc., 5.00%, 08/01/27
(b)
.... USD 317 304,710
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 83 75,950
Summer BC Holdco B SARL, 5.75%, 10/31/26
(c)
EUR 276 291,062
Summer BidCo BV
(c)(i)
9.00% , ( 9.00 % Cash or 9.75 % PIK),
11/15/25 ..................... 212 224,421
10.00% , ( 10.00 % Cash or 10.75 % PIK),
02/15/29 ..................... 100 108,988
Tele Columbus AG, 3.88%, 05/02/25
(c)
..... 200 134,774
United Group BV
(c)
6.75% , 02/15/31 .................. 100 107,394

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
(3-mo. EURIBOR + 4.25%), 8.15% ,
02/15/31
(a)
.................... EUR 100 $ 107,530
Univision Communications, Inc.
(b)
8.00% , 08/15/28 .................. USD 248 252,357
7.38% , 06/30/30 .................. 82 80,393
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ 287 270,168
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
. EUR 100 97,557
VZ Vendor Financing II BV, 2.88%, 01/15/29
(c)
300 282,063
Ziggo Bond Co. BV, 5.13%, 02/28/30
(b)
..... USD 250 210,916
Ziggo BV, 2.88%, 01/15/30
(c)
........... EUR 400 392,143
9,294,027
Metals & Mining — 0.4%
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
.. USD 69 71,972
ATI, Inc.
4.88% , 10/01/29 .................. 83 76,687
5.13% , 10/01/31 .................. 98 89,432
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 476 482,578
Carpenter Technology Corp., 7.63%, 03/15/30 183 189,277
Constellium SE
(b)
5.63% , 06/15/28 .................. 250 244,568
3.75% , 04/15/29 .................. 250 224,664
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 177 160,185
First Quantum Minerals Ltd., 8.63%, 06/01/31
(b)
200 183,625
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
... 231 226,380
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 .................. 115 105,972
4.50% , 06/01/31 .................. 194 165,635
Metinvest BV, 8.50%, 04/23/26
(c)
......... 246 193,110
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 10 10,562
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 329 327,362
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 335 313,669
4.75% , 01/30/30 .................. 152 140,979
3.88% , 08/15/31 .................. 207 179,539
POSCO
(b)
5.63% , 01/17/26 .................. 200 201,374
5.75% , 01/17/28 .................. 200 203,930
Vedanta Resources Finance II plc
(l)
13.88% , 12/09/28
(c)
................ 272 235,280
13.88% , 12/09/28
(b)
................ 282 243,930
4,270,710
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25% , 10/01/25 .................. 18 17,691
4.75% , 06/15/29 .................. 55 49,231
Starwood Property Trust, Inc., 4.38%, 01/15/27 34 31,476
98,398
Oil, Gas & Consumable Fuels — 1.1%
3R Lux SARL, 9.75%, 02/05/31
(b)
........ 210 209,370
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 252 249,813
Antero Midstream Partners LP
(b)
5.75% , 03/01/27 .................. 54 53,599
5.75% , 01/15/28 .................. 33 32,394
5.38% , 06/15/29 .................. 92 88,328
Antero Resources Corp., 7.63%, 02/01/29
(b)
.. 50 51,483
Apache Corp., 5.35%, 07/01/49 ......... 32 26,166
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 177 224,347
8.25% , 12/31/28 .................. 127 129,906
5.88% , 06/30/29 .................. 272 256,208
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 91 94,485
Buckeye Partners LP, 5.60%, 10/15/44 ..... 62 47,783
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Chesapeake Energy Corp.
(b)
5.88% , 02/01/29 .................. USD 21 $ 20,856
6.75% , 04/15/29 .................. 205 207,373
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. 171 170,976
8.38% , 01/15/29 .................. 211 219,222
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 .................. 234 246,100
8.63% , 11/01/30 .................. 157 167,450
8.75% , 07/01/31 .................. 343 364,645
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
85 74,069
CNX Resources Corp., 7.38%, 01/15/31
(b)
... 40 40,622
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. 109 100,089
5.88% , 01/15/30 .................. 289 250,434
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 275 276,292
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 250 233,237
Crescent Energy Finance LLC
(b)
7.25% , 05/01/26 .................. 228 227,145
9.25% , 02/15/28 .................. 308 319,748
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
85 87,369
EIG Pearl Holdings SARL, 3.55%, 08/31/36
(b)
. 511 427,962
Enbridge, Inc.
(a)
Series 16-A , (3-mo. CME Term SOFR +
4.15%), 6.00% , 01/15/77 .......... 678 652,514
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84 ..................... 79 84,459
Energian Israel Finance Ltd., 8.50%,
09/30/33
(b) (c)
.................... 258 242,393
EnLink Midstream LLC, 5.63%, 01/15/28
(b)
.. 212 209,544
EnLink Midstream Partners LP, 5.60%, 04/01/44 110 97,630
EQM Midstream Partners LP, 7.50%, 06/01/30
(b)
35 37,538
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
..................... 51 53,425
Genesis Energy LP
7.75% , 02/01/28 .................. 30 30,080
8.25% , 01/15/29 .................. 68 69,905
8.88% , 04/15/30 .................. 76 79,513
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
... 36 35,678
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 40 40,404
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 52 51,809
5.75% , 02/01/29 .................. 108 104,257
8.38% , 11/01/33 .................. 172 184,855
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 152 132,956
Leviathan Bond Ltd., 6.75%, 06/30/30
(b) (c)
... 100 89,709
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 35 34,591
Matador Resources Co., 6.88%, 04/15/28
(b)
.. 136 139,267
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
..................... 190 146,358
Murphy Oil Corp., 5.88%, 12/01/42
(l)
...... 11 9,749
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
. 186 183,778
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 169 171,631
8.75% , 06/15/31 .................. 179 187,083
NuStar Logistics LP, 6.38%, 10/01/30 ...... 17 17,085
Occidental Petroleum Corp., 6.63%, 09/01/30 106 112,773
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 67 69,400
Permian Resources Operating LLC
(b)
6.88% , 04/01/27 .................. 97 96,415
8.00% , 04/15/27 .................. 138 142,834
5.88% , 07/01/29 .................. 315 308,095
9.88% , 07/15/31 .................. 117 129,602

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Puma International Financing SA
5.00% , 01/24/26
(b)
................. USD 350 $ 330,750
5.00% , 01/24/26
(c)
................. 517 488,565
Repsol International Finance BV, (5-Year EUR
Swap Annual + 4.41%), 4.25%
(a) (c) (j)
..... EUR 200 209,528
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. USD 119 110,793
SCC Power plc
(b)(i)
8.00% , ( 8.00 % Cash or 8.00 % PIK),
12/31/28 ..................... 552 255,303
4.00% , ( 4.00 % Cash or 4.00 % PIK),
05/17/32 ..................... 299 48,191
SierraCol Energy Andina LLC, 6.00%,
06/15/28
(c)
..................... 200 167,313
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 155 158,949
SM Energy Co.
6.75% , 09/15/26 .................. 32 31,957
6.63% , 01/15/27 .................. 16 15,925
6.50% , 07/15/28 .................. 53 53,000
Tallgrass Energy Partners LP
(b)
6.00% , 03/01/27 .................. 31 30,496
7.38% , 02/15/29 .................. 150 149,627
6.00% , 12/31/30 .................. 2 1,859
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 55 55,734
9.38% , 02/01/31 .................. 46 47,036
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
..... EUR 248 285,770
Venture Global Calcasieu Pass LLC
(b)
3.88% , 08/15/29 .................. USD 128 114,402
4.13% , 08/15/31 .................. 55 48,637
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 148 142,445
Vital Energy, Inc.
10.13% , 01/15/28 ................. 106 111,015
9.75% , 10/15/30 .................. 126 133,861
Western Midstream Operating LP
5.30% , 03/01/48 .................. 244 213,915
5.50% , 08/15/48 .................. 51 45,153
12,093,025
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy
3.63% , 02/04/28
(c)
................. EUR 100 99,943
4.88% , 02/04/28
(b)
................. USD 200 179,325
279,268
Passenger Airlines — 0.1%
American Airlines, Inc.
(b)
5.75% , 04/20/29 .................. 166 162,617
8.50% , 05/15/29 .................. 138 146,282
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
202 204,651
Deutsche Lufthansa AG, 2.88%, 05/16/27
(c)
.. EUR 100 104,171
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(c)
................ 100 104,497
United Airlines Pass-Through Trust, Series
2020-1, Class B, 4.88%, 01/15/26 ...... USD 22 21,723
United Airlines, Inc., 4.63%, 04/15/29
(b)
..... 151 139,680
VistaJet Malta Finance plc
(b)
7.88% , 05/01/27 .................. 62 51,784
6.38% , 02/01/30 .................. 122 88,304
1,023,709
Pharmaceuticals — 0.3%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 84 81,480
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 4.46%),
5.38% , 03/25/82 ................ EUR 400 407,674
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 .......... EUR 100 $ 109,151
(5-Year EUR Swap Annual + 3.90%),
7.00% , 09/25/83 ................ 100 110,231
Catalent Pharma Solutions, Inc.
2.38% , 03/01/28
(c)
................. 265 254,167
3.50% , 04/01/30
(b)
................. USD 35 30,758
Cheplapharm Arzneimittel GmbH
5.50% , 01/15/28
(b)
................. 200 191,530
7.50% , 05/15/30
(c)
................. EUR 200 227,276
Gruenenthal GmbH, 6.75%, 05/15/30
(c)
..... 300 344,878
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 203 187,244
Organon & Co., 2.88%, 04/30/28
(c)
....... EUR 221 222,045
Teva Pharmaceutical Finance Netherlands II BV
7.38% , 09/15/29 .................. 500 584,772
4.38% , 05/09/30 .................. 100 101,293
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. USD 84 78,120
4.75% , 05/09/27 .................. 200 192,006
3,122,625
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
... 56 50,823
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 437 387,256
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 268 249,143
La Financiere Atalian SASU, 5.13%, 05/15/25
(c)
EUR 150 121,579
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 91 85,888
894,689
Real Estate Management & Development — 0.3%
ADLER Financing SARL, 12.50%, (12.50%
Cash or 12.50% PIK), 06/30/25
(c) (i)
...... EUR 100 110,108
ADLER Group SA, 21.00%, (21.00% Cash or
21.00% PIK), 07/31/25
(c) (i)
........... 100 96,984
ADLER Real Estate AG, 3.00%, 04/27/26
(c)
.. 200 175,055
Agps Bondco plc, 5.00%, 01/14/29
(c) (d) (h)
.... 300 126,701
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... USD 125 112,788
7.00% , 04/15/30
(b)
................. 190 171,415
Aroundtown SA, 0.38%, 04/15/27
(c)
....... EUR 300 264,273
ATF Netherlands BV, (5-Year EUR Swap Annual
+ 4.38%), 7.08%
(a) (c) (j)
.............. 300 181,558
Balder Finland OYJ, 1.00%, 01/20/29
(c)
..... 100 84,710
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. USD 192 189,373
8.88% , 09/01/31 .................. 74 77,243
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
................ EUR 200 145,931
Fantasia Holdings Group Co. Ltd.
(c)(d)(h)
15.00% , 12/18/21 ................. USD 400 9,000
11.75% , 04/17/22 ................. 600 13,500
12.25% , 10/18/22 ................. 400 9,000
10.88% , 01/09/23 ................. 218 4,905
11.88% , 06/01/23 ................. 300 6,750
9.25% , 07/28/23 .................. 600 13,500
Fastighets AB Balder, 1.88%, 03/14/25
(c)
.... EUR 100 104,286
Heimstaden Bostad Treasury BV
(c)
1.38% , 03/03/27 .................. 300 273,025
1.00% , 04/13/28 .................. 100 83,617
Howard Hughes Corp. (The)
(b)
5.38% , 08/01/28 .................. USD 4 3,832
4.13% , 02/01/29 .................. 56 50,504
4.38% , 02/01/31 .................. 78 67,517

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
JGC Ventures Pte. Ltd., 3.00%, (3.00% Cash or
3.00% PIK), 06/30/25
(c) (i)
............ USD 8 $ 2,557
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a) (c) (j)
......... 338 332,719
Modernland Overseas Pte. Ltd.
(c)
5.00% , ( 5.00 % Cash or 3.00 % PIK),
04/30/27
(d) (h) (i)
.................. 447 130,176
Series 2 , 5.00% , 04/30/27 ........... 26 3,645
Realogy Group LLC, 5.75%, 01/15/29
(b)
.... 4 2,971
SBB Treasury OYJ, 0.75%, 12/14/28
(c)
..... EUR 100 67,949
Sunac China Holdings Ltd.
(c)(i)
5.00% , ( 5.00 % Cash or 6.00 % PIK),
09/30/25 ..................... USD 18 1,832
5.25% , ( 5.25 % Cash or 6.25 % PIK),
09/30/26 ..................... 18 1,641
5.50% , ( 5.50 % Cash or 6.50 % PIK),
09/30/27 ..................... 35 2,770
5.75% , ( 5.75 % Cash or 6.75 % PIK),
09/30/28 ..................... 53 3,437
6.00% , ( 6.00 % Cash or 7.00 % PIK),
09/30/29 ..................... 53 2,839
6.25% , ( 6.25 % Cash or 7.25 % PIK),
09/30/30 ..................... 25 1,114
1.00% , ( 1.00 % Cash or 2.00 % PIK),
09/30/32
(k)
.................... 22 1,011
2,930,236
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... 131 115,983
Semiconductors & Semiconductor Equipment — 0.1%
ams-OSRAM AG
(c)
2.13% , 11/03/27
(k)
................. EUR 200 169,130
10.50% , 03/30/29 ................. 200 233,431
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ USD 230 203,949
606,510
Software — 0.6%
Alteryx, Inc., 8.75%, 03/15/28
(b)
......... 136 145,631
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 1,055 942,393
Boxer Parent Co., Inc.
6.50% , 10/02/25
(c)
................. EUR 125 135,087
7.13% , 10/02/25
(b)
................. USD 141 141,250
9.13% , 03/01/26
(b)
................. 320 320,000
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 190 197,165
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 221 225,172
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 310 285,668
4.88% , 07/01/29 .................. 369 344,477
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 1,398 1,305,359
9.00% , 09/30/29 .................. 733 693,753
Consensus Cloud Solutions, Inc.
(b)
6.00% , 10/15/26 .................. 59 55,891
6.50% , 10/15/28 .................. 77 69,157
Elastic NV, 4.13%, 07/15/29
(b)
.......... 164 148,796
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... 200 182,047
McAfee Corp., 7.38%, 02/15/30
(b)
........ 411 372,453
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 295 281,445
UKG, Inc., 6.88%, 02/01/31
(b)
........... 988 999,115
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 195 166,636
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
101 89,740
7,101,235
Security
Par (000)
Par (000) Value
Specialized REITs — 0.0%
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
..... USD 157 $ 160,994
Specialty Retail — 0.2%
Arko Corp., 5.13%, 11/15/29
(b)
.......... 52 45,828
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 41 38,546
4.75% , 03/01/30 .................. 10 9,253
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
..................... GBP 100 105,932
Goldstory SAS, 6.75%, 02/01/30
(c)
....... EUR 100 108,070
Group 1 Automotive, Inc., 4.00%, 08/15/28
(b)
. USD 18 16,594
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 141 130,610
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
81 75,741
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 115 103,638
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 112 110,098
SRS Distribution, Inc.
(b)
4.63% , 07/01/28 .................. 371 346,072
6.13% , 07/01/29 .................. 208 196,835
6.00% , 12/01/29 .................. 292 273,020
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 642 628,402
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b) (i)
............ 90 89,894
2,278,533
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman
(b)
8.25% , 12/15/29 .................. 182 195,956
8.50% , 07/15/31 .................. 109 118,414
314,370
Textiles, Apparel & Luxury Goods — 0.0%
(b)
Crocs, Inc.
4.25% , 03/15/29 .................. 9 8,145
4.13% , 08/15/31 .................. 64 54,551
Hanesbrands, Inc., 4.88%, 05/15/26 ...... 21 20,253
Kontoor Brands, Inc., 4.13%, 11/15/29 ..... 80 72,617
155,566
Trading Companies & Distributors — 0.0%
(b)
Fortress Transportation & Infrastructure
Investors LLC
6.50% , 10/01/25 .................. 17 16,977
5.50% , 05/01/28 .................. 251 243,214
Foundation Building Materials, Inc., 6.00%,
03/01/29 ...................... 64 56,240
Imola Merger Corp., 4.75%, 05/15/29 ...... 112 104,289
420,720
Transportation Infrastructure — 0.1%
Abertis Infraestructuras Finance BV, (5-Year
EUR Swap Annual + 3.69%), 3.25%
(a) (c) (j)
.. EUR 200 208,575
DP World Salaam, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.75%), 6.00%
(a) (c) (j)
............... USD 348 345,042
Stena International SA, 7.25%, 01/15/31
(b)
... 400 400,244
953,861
Wireless Telecommunication Services — 0.5%
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 200 195,467
Kenbourne Invest SA, 6.88%, 11/26/24
(b)
.... 421 305,225
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
............... 207 211,722
Millicom International Cellular SA, 5.13%,
01/15/28
(c)
..................... 474 440,506
SoftBank Group Corp.
(c)
3.13% , 09/19/25 .................. EUR 100 105,131
5.00% , 04/15/28 .................. 100 108,156

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
4.00% , 09/19/29 .................. EUR 500 $ 505,227
3.88% , 07/06/32 .................. 400 378,829
Telefonica Europe BV
(a)(c)(j)
(8-Year EUR Swap Annual + 2.97%), 3.88% 200 211,095
(6-Year EUR Swap Annual + 4.32%), 7.13% 300 351,366
(7-Year EUR Swap Annual + 3.35%), 6.14% 400 445,290
(8-Year EUR Swap Annual + 3.62%), 6.75% 100 116,460
VF Ukraine PAT, 6.20%, 02/11/25
(c)
....... USD 332 264,355
Vmed O2 UK Financing I plc
(c)
4.00% , 01/31/29 .................. GBP 100 112,478
4.50% , 07/15/31 .................. 400 435,383
Vodafone Group plc
(a)(c)
(5-Year EUR Swap Annual + 3.00%),
2.63% , 08/27/80 ................ EUR 200 205,874
Series 60NC10 , (5-Year EUR Swap Annual
+ 3.48%), 3.00% , 08/27/80 ......... 500 483,613
(5-Year EUR Swap Annual + 3.49%),
6.50% , 08/30/84 ................ 300 346,295
5,222,472
Total Corporate Bonds — 15 .8%
(Cost: $ 181,407,009 ) .............................. 178,959,823
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)(c)
Barclays Bank plc ( L3Harris Technologies, Inc. ) ,
13.52% , 03/18/24 ................. USD 4 852,903
SGA Societe Generale Acceptance NV ( RTX
Corp. ) , 14.04% , 02/20/24 ............ 9 790,701
1,643,604
Automobile Components — 0.0%
(b)(c)
Citigroup, Inc. ( Aptiv plc ) , 22.81% , 03/25/24 .. 2 181,283
Mizuho Markets Cayman LP ( Lear Corp. ) ,
26.22% , 02/08/24 ................. 2 278,812
460,095
Automobiles — 0.2%
(b)(c)
Nomura Holdings, Inc. ( General Motors Co. ) ,
23.14% , 03/20/24 ................. 12 430,225
Royal Bank of Canada ( General Motors Co. ) ,
17.95% , 03/21/24 ................. 45 1,738,628
2,168,853
Banks — 1.4%
Barclays Bank plc ( Banco Bilbao Vizcaya
Argentaria SA ) , 12.05% , 03/22/24 ...... EUR 181 1,707,782
Barclays Bank plc ( Citizens Financial Group,
Inc. ) , 20.33% , 02/23/24
(b) (c)
........... USD 6 184,836
Barclays Bank plc ( Swedbank AB ) ,
10.28% , 03/22/24
(b) (c)
............... SEK 55 976,111
BMO Capital Markets Corp. ( Citigroup, Inc. ) ,
17.08% , 02/05/24
(b) (c)
............... USD 17 854,917
Citigroup, Inc. ( M&T Bank Corp. ) ,
22.49% , 03/11/24
(b) (c)
............... 3 435,956
Citigroup, Inc. ( Wells Fargo & Co. ) ,
19.97% , 02/23/24
(b) (c)
............... 18 918,980
HSBC Bank plc (Banco Santander SA)
18.60% , 02/01/24
(b) (c)
............... EUR 7 692,660
12.05% , 04/11/24
(b) (c)
............... 7 729,348
Mizuho Markets Cayman LP ( Comerica, Inc. ) ,
21.57% , 03/13/24
(b) (c)
............... USD 5 285,267
Nomura Holdings, Inc. ( Citigroup, Inc. ) ,
17.35% , 03/12/24
(b) (c)
............... 19 1,031,921
Nomura Holdings, Inc. ( JPMorgan Chase &
Co. ) , 7.45% , 03/12/24
(b) (c)
............ 17 2,873,523
Security
Par (000)
Par (000) Value
Banks (continued)
Royal Bank of Canada ( Bank of America Corp. ) ,
16.59% , 03/12/24
(b) (c)
............... USD 60 $ 2,021,010
Royal Bank of Canada ( First Citizens
BancShares, Inc. ) , 22.17% , 02/05/24
(b) (c)
.. —
(o)
445,181
Royal Bank of Canada ( First Horizon Corp. ) ,
17.96% , 03/11/24
(b) (c)
............... 31 434,459
Royal Bank of Canada ( Huntington Bancshares,
Inc. ) , 14.99% , 03/13/24
(b) (c)
........... 23 286,775
Royal Bank of Canada ( Wells Fargo & Co. ) ,
14.19% , 03/12/24
(b) (c)
............... 42 2,044,022
Toronto-Dominion Bank (The) ( PNC
Financial Services Group, Inc. (The) ) ,
16.70% , 03/07/24
(b) (c)
............... 3 429,157
16,351,905
Beverages — 1.1%
Barclays Bank plc ( Anheuser-Busch InBev SA ) ,
6.53% , 02/29/24
(b) (c)
................ EUR 48 2,978,459
Barclays Bank plc ( Molson Coors Beverage
Co. ) , 11.56% , 02/21/24
(b) (c)
............ USD 28 1,690,428
BNP Paribas SA ( Monster Beverage Corp. ) ,
10.11% , 02/28/24
(b) (c)
............... 19 1,063,929
HSBC Bank plc ( Diageo plc ) , 14.10% , 03/22/24 GBP 63 2,331,657
SGA Societe Generale Acceptance NV ( Coca-
Cola Co. (The) ) , 5.54% , 02/14/24
(b) (c)
..... USD 62 3,649,840
SGA Societe Generale Acceptance NV ( Keurig
Dr Pepper, Inc. ) , 13.85% , 02/20/24
(b) (c)
.... 5 148,691
11,863,004
Broadline Retail — 0.9%
(b)(c)
BNP Paribas SA ( Etsy, Inc. ) , 23.16% , 02/22/24 11 694,788
BNP Paribas SA ( Macy's, Inc. ) ,
31.69% , 03/01/24 ................. 30 543,518
BNP Paribas SA ( MercadoLibre, Inc. ) ,
22.13% , 02/22/24 ................. 1 1,142,121
Citigroup, Inc. ( Amazon.com, Inc. ) ,
18.18% , 02/02/24 ................. 53 7,142,263
HSBC Bank plc ( Alibaba Group Holding Ltd. ) ,
27.53% , 03/18/24 ................. 3 189,596
9,712,286
Building Products — 0.2%
(b)(c)
Barclays Bank plc ( Cie de Saint-Gobain SA ) ,
14.48% , 02/29/24 ................. EUR 14 988,277
Royal Bank of Canada ( Johnson Controls
International plc ) , 13.87% , 03/21/24 ..... USD 13 695,641
SGA Societe Generale Acceptance NV
( Allegion plc ) , 20.09% , 03/20/24 ........ 2 241,562
1,925,480
Capital Markets — 0.9%
(b)(c)
Barclays Bank plc ( Ameriprise Financial, Inc. ) ,
10.47% , 03/25/24 ................. 2 850,802
Barclays Bank plc ( Intercontinental Exchange,
Inc. ) , 9.54% , 02/02/24 .............. 10 1,134,942
Barclays Bank plc ( LPL Financial Holdings,
Inc. ) , 18.38% , 02/02/24 .............. 2 566,457
BMO Capital Markets Corp. ( Raymond James
Financial, Inc. ) , 20.20% , 02/23/24 ....... 4 387,635
JPMorgan Structured Products BV ( Carlyle
Group, Inc. (The) ) , 24.55% , 03/25/24 .... 9 366,636
Mizuho Markets Cayman LP ( Charles Schwab
Corp. (The) ) , 22.75% , 02/08/24 ........ 24 1,453,256
Nomura Holdings, Inc. ( Goldman Sachs Group,
Inc. (The) ) , 16.09% , 03/14/24 ......... 1 191,766
Royal Bank of Canada ( State Street Corp. ) ,
12.27% , 03/13/24 ................. 6 414,907

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
SGA Societe Generale Acceptance NV ( Cboe
Global Markets, Inc. ) , 7.61% , 02/02/24 ... USD 10 $ 1,753,307
Societe Generale ( Nasdaq, Inc. ) ,
10.96% , 03/25/24 ................. 5 285,943
Toronto-Dominion Bank (The) ( Goldman Sachs
Group, Inc. (The) ) , 14.90% , 03/07/24 .... 2 853,813
Toronto-Dominion Bank (The) ( Morgan
Stanley ) , 17.91% , 03/07/24 ........... 10 863,339
UBS AG ( CME Group, Inc. ) , 19.90% , 02/08/24 4 807,080
9,929,883
Chemicals — 0.3%
(b)(c)
Citigroup, Inc. ( LyondellBasell Industries NV ) ,
17.16% , 02/02/24 ................. 6 560,099
JPMorgan Structured Products BV
( International Flavors & Fragrances, Inc. ) ,
14.64% , 03/14/24 ................. 5 409,727
Nomura Holdings, Inc. ( Dow, Inc. ) ,
11.89% , 04/26/24 ................. 16 845,499
Royal Bank of Canada ( Ecolab, Inc. ) ,
12.38% , 02/14/24 ................. 7 1,145,094
Royal Bank of Canada ( PPG Industries, Inc. ) ,
11.11% , 03/13/24 .................. 4 559,831
3,520,250
Commercial Services & Supplies — 0.1%
Barclays Bank plc ( Republic Services, Inc. ) ,
9.61% , 02/15/24
(b) (c)
................ 6 981,289
Communications Equipment — 0.3%
(b)(c)
Citigroup, Inc. ( Arista Networks, Inc. ) ,
19.45% , 02/13/24 ................. 7 1,449,159
Mizuho Markets Cayman LP ( Cisco Systems,
Inc. ) , 18.12% , 02/08/24 .............. 10 504,265
Royal Bank of Canada ( Ciena Corp. ) ,
16.50% , 02/09/24 ................. 24 1,165,098
3,118,522
Construction & Engineering — 0.2%
(b)(c)
Citigroup, Inc. ( Vinci SA ) , 19.25% , 02/09/24 .. 8 1,103,312
Nomura Holdings, Inc. ( Vinci SA ) ,
28.73% , 02/15/24 ................. 5 693,085
1,796,397
Construction Materials — 0.2%
(b)(c)
JPMorgan Structured Products BV ( Martin
Marietta Materials, Inc. ) , 14.12% , 02/15/24 3 1,278,283
Nomura Holdings, Inc. ( Vulcan Materials Co. ) ,
9.92% , 02/16/24 .................. 5 1,133,608
2,411,891
Consumer Finance — 0.0%
JPMorgan Structured Products BV ( Synchrony
Financial ) , 21.87% , 03/14/24
(b) (c)
........ 11 433,703
Consumer Staples Distribution & Retail — 0.6%
(b)(c)
Barclays Bank plc ( Tesco plc ) , 8.02% , 03/13/24 GBP 258 942,991
Royal Bank of Canada ( Kroger Co. (The) ) ,
10.23% , 02/29/24 ................. USD 19 853,654
Royal Bank of Canada ( Sysco Corp. ) ,
6.51% , 03/21/24 .................. 18 1,443,479
SGA Societe Generale Acceptance NV ( Target
Corp. ) , 16.37% , 02/28/24 ............ 24 3,293,381
6,533,505
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.1%
(b)(c)
Barclays Bank plc ( Sealed Air Corp. ) ,
19.86% , 02/23/24 ................. USD 16 $ 544,342
JPMorgan Structured Products BV ( Sealed Air
Corp. ) , 22.81% , 04/25/24 ............ 4 154,246
698,588
Distributors — 0.1%
BNP Paribas SA ( Genuine Parts Co. ) ,
12.26% , 02/23/24
(b) (c)
............... 7 987,474
Diversified Telecommunication Services — 0.6%
(b)(c)
Barclays Bank plc ( Verizon Communications,
Inc. ) , 19.53% , 02/23/24 .............. 21 806,371
Citigroup, Inc. ( TELUS Corp. ) ,
12.08% , 03/15/24 ................. 128 2,185,842
Mizuho Markets Cayman LP ( TELUS Corp. ) ,
17.01% , 03/07/24 ................. 20 344,225
Nomura Holdings, Inc. ( Verizon
Communications, Inc. ) , 8.65% , 03/14/24 .. 68 2,867,970
6,204,408
Electric Utilities — 0.4%
BMO Capital Markets Corp. ( Exelon Corp. ) ,
20.14% , 03/07/24
(b) (c)
............... 9 315,051
JPMorgan Structured Products BV ( NextEra
Energy, Inc. ) , 23.49% , 03/18/24
(b) (c)
...... 2 105,126
JPMorgan Structured Products BV ( PG&E
Corp. ) , 10.14% , 03/18/24
(b) (c)
.......... 17 279,435
Mizuho Markets Cayman LP (American Electric
Power Co., Inc.)
18.32% , 02/08/24
(b) (c)
............... 5 398,696
15.12% , 02/23/24
(b) (c)
............... 14 1,064,642
Nomura Holdings, Inc. ( NextEra Energy, Inc. ) ,
11.41% , 04/26/24
(b) (c)
............... 45 2,602,755
4,765,705
Electrical Equipment — 0.2%
(b)(c)
Barclays Bank plc ( Eaton Corp. plc ) ,
13.16% , 02/08/24 ................. 7 1,417,684
SGA Societe Generale Acceptance NV
( Schneider Electric SE ) , 19.21% , 02/05/24 . 11 351,275
1,768,959
Electronic Equipment, Instruments & Components — 0.2%
(b)(c)
Barclays Bank plc ( Amphenol Corp. ) ,
9.28% , 03/15/24 .................. 21 2,102,853
BMO Capital Markets Corp. ( Zebra
Technologies Corp. ) , 23.51% , 03/14/24 ... 1 243,589
2,346,442
Energy Equipment & Services — 0.2%
(b)(c)
Citigroup, Inc. ( Schlumberger NV ) ,
19.16% , 03/13/24 ................. 23 1,114,853
Nomura Holdings, Inc. ( Halliburton Co. ) ,
19.28% , 03/14/24 ................. 32 1,152,403
2,267,256
Entertainment — 0.4%
(b)(c)
Barclays Bank plc ( Walt Disney Co. (The) ) ,
15.08% , 02/07/24 ................. 17 1,597,745
HSBC Bank plc ( Netflix, Inc. ) , 17.25% , 03/15/24 4 2,147,973
Mizuho Markets Cayman LP ( Live Nation
Entertainment, Inc. ) , 16.53% , 02/23/24 ... 10 834,275
4,579,993
Financial Services — 1.0%
(b)(c)
Barclays Bank plc ( Fidelity National Information
Services, Inc. ) , 18.76% , 02/13/24 ....... 16 994,477
Barclays Bank plc ( Mastercard, Inc. ) ,
6.61% , 03/25/24 .................. 9 4,259,578

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Barclays Bank plc ( Visa, Inc. ) ,
10.73% , 03/18/24 ................. USD 1 $ 382,681
BNP Paribas SA ( Block, Inc. ) , 22.98% , 02/23/24 17 901,860
BNP Paribas SA ( Fiserv, Inc. ) , 5.67% , 02/07/24 30 4,063,308
Citigroup, Inc. ( Equitable Holdings, Inc. ) ,
19.60% , 03/25/24 ................. 12 403,074
JPMorgan Structured Products BV ( Rocket
Cos., Inc. ) , 17.14% , 02/29/24 .......... GBP 1 98,889
SGA Societe Generale Acceptance NV ( Fidelity
National Information Services, Inc. ) ,
21.60% , 02/20/24 ................. USD 10 612,136
11,716,003
Food Products — 0.6%
(b)(c)
Barclays Bank plc ( Bunge Global SA ) ,
15.12% , 02/08/24 ................. 7 630,222
Barclays Bank plc ( Kraft Heinz Co. (The) ) ,
17.29% , 03/18/24 ................. 24 870,995
JPMorgan Structured Products BV ( Kraft Heinz
Co. (The) ) , 12.17% , 02/15/24 .......... 37 1,283,450
Royal Bank of Canada ( PPB Group Bhd ) ,
5.31% , 02/09/24 .................. 11 1,811,751
Societe Generale ( Mondelez International, Inc. ) ,
6.98% , 03/25/24 .................. 23 1,717,896
6,314,314
Ground Transportation — 0.3%
(b)(c)
Barclays Bank plc ( Avis Budget Group, Inc. ) ,
37.79% , 02/14/24 ................. 3 412,114
Goldman Sachs International ( Uber
Technologies, Inc. ) , 24.75% , 02/08/24 .... 12 732,501
Mizuho Markets Cayman LP ( Avis Budget
Group, Inc. ) , 20.20% , 02/14/24 ........ 4 586,494
Mizuho Markets Cayman LP ( Ryder System,
Inc. ) , 13.13% , 02/14/24 .............. 8 863,034
Nomura Holdings, Inc. ( Union Pacific Corp. ) ,
18.26% , 03/14/24 ................. 1 192,182
Royal Bank of Canada ( JB Hunt Transport
Services, Inc. ) , 11.41% , 03/13/24 ....... 2 427,286
Societe Generale ( Old Dominion Freight Line,
Inc. ) , 17.38% , 03/25/24 .............. 1 419,268
3,632,879
Health Care Equipment & Supplies — 1.0%
Barclays Bank plc ( EssilorLuxottica SA ) ,
9.44% , 02/23/24
(b) (c)
................ EUR 6 1,110,902
Barclays Bank plc ( Stryker Corp. ) ,
11.14% , 03/25/24
(b) (c)
............... USD 4 1,413,719
Barclays Bank plc ( Zimmer Biomet Holdings,
Inc. ) , 16.61% , 03/18/24
(b) (c)
........... 2 196,919
Citigroup, Inc. ( Boston Scientific Corp. ) ,
12.41% , 02/01/24
(b) (c)
............... 35 1,831,779
Citigroup, Inc. ( Dexcom, Inc. ) ,
25.45% , 02/09/24
(b) (c)
............... 12 1,161,121
HSBC Bank plc (Koninklijke Philips NV)
22.90% , 02/01/24
(b) (c)
............... EUR 15 310,839
14.50% , 04/11/24
(b) (c)
............... 14 310,028
Nomura Holdings, Inc. ( Boston Scientific Corp. ) ,
8.30% , 02/02/24
(b) (c)
................ USD 46 2,658,992
Nomura Holdings, Inc. ( Medtronic plc ) ,
15.73% , 03/20/24
(b) (c)
............... 9 744,605
Royal Bank of Canada ( Baxter International,
Inc. ) , 23.68% , 03/25/24
(b) (c)
........... 17 667,037
Societe Generale ( Boston Scientific Corp. ) ,
6.98% , 03/25/24
(b) (c)
................ 22 1,419,111
11,825,052
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 1.7%
(b)(c)
Barclays Bank plc ( Cigna Group (The) ) ,
11.38% , 02/02/24 ................. USD 5 $ 1,549,954
Barclays Bank plc ( CVS Health Corp. ) ,
16.33% , 02/08/24 ................. 26 1,855,173
BMO Capital Markets Corp. ( Humana, Inc. ) ,
17.96% , 03/07/24 ................. 1 193,167
BMO Capital Markets Corp. ( Laboratory Corp.
of America Holdings ) , 18.36% , 03/07/24 .. 3 625,690
Citigroup, Inc. ( Cardinal Health, Inc. ) ,
13.56% , 03/25/24 ................. 7 719,433
Citigroup, Inc. ( Elevance Health, Inc. ) ,
9.70% , 03/15/24 .................. 7 3,584,169
Citigroup, Inc. ( Laboratory Corp. of America
Holdings ) , 11.64% , 02/16/24 .......... 5 984,250
Mizuho Markets Cayman LP ( Cigna Group
(The) ) , 20.00% , 03/07/24 ............ 2 548,292
Mizuho Markets Cayman LP ( McKesson Corp. ) ,
10.00% , 02/01/24 ................. 3 1,413,459
Royal Bank of Canada ( HCA Healthcare, Inc. ) ,
10.53% , 03/21/24 ................. 5 1,437,042
Royal Bank of Canada ( Humana, Inc. ) ,
12.49% , 02/02/24 ................. 2 917,711
SGA Societe Generale Acceptance NV
( Elevance Health, Inc. ) , 17.31% , 03/20/24 . 1 586,528
SGA Societe Generale Acceptance NV
( UnitedHealth Group, Inc. ) , 9.27% , 03/12/24 10 4,881,390
19,296,258
Hotels, Restaurants & Leisure — 1.4%
(b)(c)
Barclays Bank plc ( Compass Group plc ) ,
12.79% , 03/13/24 ................. GBP 31 847,006
BNP Paribas SA ( Booking Holdings, Inc. ) ,
13.22% , 02/22/24 ................. USD —
(o)
861,892
BNP Paribas SA ( Expedia Group, Inc. ) ,
13.49% , 02/09/24 ................. 10 1,182,006
Citigroup, Inc. ( Chipotle Mexican Grill, Inc. ) ,
11.88% , 02/07/24 ................. —
(o)
968,706
JPMorgan Structured Products BV ( Flight
Centre Travel Group Ltd. ) , 11.08% , 02/08/24 2 577,924
Mizuho Markets Cayman LP ( Airbnb, Inc. ) ,
18.72% , 02/14/24 ................. 8 1,023,090
Mizuho Markets Cayman LP ( Hilton Worldwide
Holdings, Inc. ) , 10.82% , 02/09/24 ....... 10 1,734,284
Mizuho Markets Cayman LP ( Starbucks Corp. ) ,
9.57% , 02/02/24 .................. 20 1,862,351
Nomura Holdings, Inc. ( Darden Restaurants,
Inc. ) , 11.49% , 03/22/24 .............. 5 849,427
Nomura Holdings, Inc. ( Las Vegas Sands
Corp. ) , 10.38% , 04/22/24 ............ 17 836,737
SGA Societe Generale Acceptance NV ( MGM
Resorts International ) , 24.48% , 02/08/24 .. 35 1,519,990
Starbucks Corp. ( Starbucks Corp. ) ,
12.28% , 03/25/24 ................. 23 2,127,656
UBS AG ( Wyndham Hotels & Resorts, Inc. ) ,
11.60% , 02/15/24 ................. 9 700,297
UBS AG ( Yum! Brands, Inc. ) , 9.30% , 02/08/24 10 1,271,600
16,362,966
Household Durables — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Sony Group
Corp. ) , 19.27% , 02/23/24 ............ 4 404,119
Citigroup, Inc. ( Mohawk Industries, Inc. ) ,
20.51% , 02/09/24 ................. 5 432,050
Citigroup, Inc. ( Newell Brands, Inc. ) ,
30.32% , 03/25/24 ................. 17 144,104

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Household Durables (continued)
Royal Bank of Canada ( PulteGroup, Inc. ) ,
17.27% , 03/21/24 ................. USD 7 $ 708,378
1,688,651
Household Products — 0.2%
Barclays Bank plc ( Church & Dwight Co., Inc. ) ,
6.37% , 02/02/24
(b) (c)
................ 9 879,202
JPMorgan Structured Products BV (Henkel AG
& Co. KGaA)
7.35% , 03/05/24
(b) (c)
................ EUR 11 810,789
15.09% , 04/11/24
(b) (c)
............... 2 146,977
1,836,968
Industrial Conglomerates — 0.5%
(b)(c)
JPMorgan Structured Products BV ( Siemens
AG ) , 16.45% , 02/08/24 .............. 11 1,867,096
Nomura Holdings, Inc. ( General Electric Co. ) ,
12.21% , 03/14/24 ................. USD 13 1,723,663
Royal Bank of Canada ( Siemens AG ) ,
21.52% , 02/29/24
(a)
................ EUR 1 159,578
UBS AG ( Honeywell International, Inc. ) ,
11.69% , 02/02/24 ................. USD 11 1,990,819
5,741,156
Industrial REITs — 0.1%
BNP Paribas SA ( Prologis, Inc. ) ,
15.16% , 03/08/24
(b) (c)
............... 7 852,242
Insurance — 0.7%
(b)(c)
Barclays Bank plc ( Progressive Corp. (The) ) ,
9.68% , 03/15/24 .................. 8 1,409,443
Barclays Bank plc ( Willis Towers Watson plc ) ,
15.56% , 03/18/24 ................. 2 445,644
BNP Paribas SA ( MetLife, Inc. ) ,
15.30% , 02/01/24 ................. 18 1,141,765
BNP Paribas SA ( Prudential plc ) ,
25.31% , 03/28/24 ................. GBP 41 418,254
Nomura Holdings, Inc. ( American International
Group, Inc. ) , 11.14% , 02/15/24 ......... USD 12 794,078
Nomura Holdings, Inc. ( Everest Group Ltd. ) ,
16.15% , 02/08/24 ................. 2 878,162
Nomura Holdings, Inc. ( Marsh & McLennan
Cos, Inc. ) , 6.35% , 04/22/24 ........... 7 1,431,572
Royal Bank of Canada ( Fidelity National
Financial, Inc. ) , 13.66% , 02/15/24 ....... 16 787,607
Royal Bank of Canada ( Travelers Cos., Inc.
(The) ) , 9.36% , 03/13/24 ............. 4 855,141
8,161,666
Interactive Media & Services — 1.7%
(b)(c)
BMO Capital Markets Corp. ( Meta Platforms,
Inc. ) , 15.57% , 02/01/24 .............. 6 2,183,747
Citigroup Global Markets Holdings ( Match
Group, Inc. ) , 22.22% , 03/25/24 ........ 22 847,818
Citigroup, Inc. ( Meta Platforms, Inc. ) ,
18.76% , 02/02/24 ................. 7 2,194,532
JPMorgan Structured Products BV ( Alphabet,
Inc. ) , 17.88% , 03/21/24 .............. 38 5,721,023
Mizuho Markets Cayman LP ( Alphabet, Inc. ) ,
13.71% , 02/01/24 ................. 41 5,813,315
Royal Bank of Canada ( Meta Platforms, Inc. ) ,
26.25% , 03/21/24 ................. 7 2,816,985
19,577,420
IT Services — 0.7%
(b)(c)
BNP Paribas SA ( Akamai Technologies, Inc. ) ,
10.08% , 02/14/24 ................. 10 1,160,426
Citigroup, Inc. ( Gartner, Inc. ) , 10.00% , 02/07/24 3 1,147,538
Security
Par (000)
Par (000) Value
IT Services (continued)
Mizuho Markets Cayman LP ( Akamai
Technologies, Inc. ) , 8.47% , 02/15/24 ..... USD 5 $ 573,168
Mizuho Markets Cayman LP ( Cognizant
Technology Solutions Corp. ) ,
19.00% , 02/08/24 ................. 9 652,610
Mizuho Markets Cayman LP ( VeriSign, Inc. ) ,
7.37% , 02/09/24 .................. 5 1,058,687
Nomura Holdings, Inc. ( International Business
Machines Corp. ) , 9.68% , 04/25/24 ...... 15 2,738,361
Nomura Holdings, Inc. ( Snowflake, Inc. ) ,
19.25% , 03/01/24 ................. 6 1,133,033
8,463,823
Leisure Products — 0.1%
(b)(c)
Barclays Bank plc ( Polaris, Inc. ) ,
22.76% , 03/25/24 ................. 5 425,567
SGA Societe Generale Acceptance NV ( Hasbro,
Inc. ) , 33.89% , 02/20/24 .............. 4 173,586
599,153
Life Sciences Tools & Services — 0.4%
(b)(c)
BMO Capital Markets Corp. ( Fortrea Holdings,
Inc. ) , 23.56% , 03/14/24 .............. 6 198,330
Citigroup Global Markets Holdings ( Thermo
Fisher Scientific, Inc. ) , 12.10% , 03/25/24 .. 4 2,121,743
Nomura Holdings, Inc. ( Bruker Corp. ) ,
18.91% , 02/09/24 ................. 13 955,982
Royal Bank of Canada ( Danaher Corp. ) ,
9.89% , 03/21/24 .................. 6 1,414,015
4,690,070
Machinery — 0.6%
Barclays Bank plc ( Stanley Black & Decker,
Inc. ) , 20.26% , 02/02/24
(b) (c)
........... 8 719,508
Barclays Bank plc ( Volvo AB ) , 8.92% , 03/22/24 SEK 47 1,138,506
Citigroup Global Markets Holdings ( Otis
Worldwide Corp. ) , 9.25% , 03/25/24
(b) (c)
... USD 13 1,138,701
Citigroup, Inc. ( Ingersoll Rand, Inc. ) ,
21.69% , 02/16/24
(b) (c)
............... 5 427,621
Mizuho Markets Cayman LP ( Parker-Hannifin
Corp. ) , 14.12% , 02/01/24
(b) (c)
.......... 3 1,157,179
Nomura Holdings, Inc. ( Flowserve Corp. ) ,
17.96% , 02/22/24
(b) (c)
............... 28 1,123,370
Nomura Holdings, Inc. ( Otis Worldwide Corp. ) ,
6.83% , 02/02/24
(b) (c)
................ 15 1,282,303
6,987,188
Media — 0.3%
(b)(c)
Nomura Holdings, Inc. ( Comcast Corp. ) ,
8.40% , 04/29/24 .................. 62 2,901,077
Royal Bank of Canada ( Comcast Corp. ) ,
19.17% , 02/05/24 ................. 13 555,563
SGA Societe Generale Acceptance NV ( Fox
Corp. ) , 17.10% , 02/20/24 ............ 9 279,131
3,735,771
Metals & Mining — 0.1%
Barclays Bank plc ( Freeport-McMoRan, Inc. ) ,
19.82% , 03/15/24
(b) (c)
............... 28 1,126,141
Multi-Utilities — 0.0%
Nomura Holdings, Inc. ( Sempra ) ,
13.27% , 02/15/24
(b) (c)
............... 4 309,321
Oil, Gas & Consumable Fuels — 1.0%
(b)(c)
Barclays Bank plc ( Devon Energy Corp. ) ,
20.46% , 02/14/24 ................. 21 900,648
Barclays Bank plc ( Phillips 66 ) ,
16.80% , 03/25/24 ................. 7 985,727
BNP Paribas SA ( APA Corp. ) , 20.15% , 02/22/24 17 545,127

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
BNP Paribas SA ( BP plc ) , 25.44% , 03/28/24 .. GBP 169 $ 969,987
BNP Paribas SA ( Marathon Oil Corp. ) ,
19.19% , 02/15/24 ................. USD 34 782,398
BNP Paribas SA ( Shell plc ) , 22.54% , 02/29/24 GBP 27 848,280
Goldman Sachs International ( Chevron Corp. ) ,
20.04% , 02/20/24 ................. USD 1 88,361
Mizuho Markets Cayman LP ( Williams Cos.,
Inc. (The) ) , 17.02% , 03/07/24 ......... 5 177,911
Nomura America Finance LLC ( Marathon
Petroleum Corp. ) , 18.38% , 03/21/24 ..... 9 1,431,184
Nomura Holdings, Inc. ( Kosmos Energy Ltd. ) ,
31.34% , 02/15/24 ................. 46 278,983
Nomura Holdings, Inc. ( Occidental Petroleum
Corp. ) , 13.37% , 02/27/24 ............ 16 948,333
SGA Societe Generale Acceptance NV
( ConocoPhillips ) , 16.47% , 02/05/24 ..... 1 145,575
UBS AG ( BP plc ) , 14.80% , 02/07/24 ....... 80 2,800,954
10,903,468
Personal Care Products — 0.4%
(b)(c)
JPMorgan Structured Products BV ( Beiersdorf
AG ) , 8.78% , 02/29/24 ............... EUR 6 835,475
JPMorgan Structured Products BV ( L'Oreal
SA ) , 10.54% , 02/08/24 .............. 6 3,118,916
Royal Bank of Canada ( Unilever plc ) ,
11.47% , 02/15/24 ................. USD 5 241,200
4,195,591
Pharmaceuticals — 0.4%
(b)(c)
Barclays Bank plc ( Elanco Animal Health, Inc. ) ,
36.45% , 02/22/24 ................. 54 811,026
BMO Capital Markets Corp. ( Eli Lilly & Co. ) ,
17.55% , 02/05/24 ................. —
(o)
182,641
BNP Paribas SA ( AstraZeneca plc ) ,
22.78% , 02/29/24 ................. GBP 2 226,310
HSBC Bank plc ( Bayer AG ) , 20.40% , 04/11/24 EUR 12 377,086
Royal Bank of Canada ( Bayer AG ) ,
28.51% , 02/01/24 ................. 9 305,557
Royal Bank of Canada ( Johnson & Johnson ) ,
9.37% , 03/14/24 .................. USD 18 2,820,530
SGA Societe Generale Acceptance NV ( Pfizer,
Inc. ) , 27.11% , 02/20/24 .............. 3 93,493
4,816,643
Professional Services — 0.4%
(b)(c)
Barclays Bank plc ( Dun & Bradstreet Holdings,
Inc. ) , 23.78% , 03/18/24 .............. 39 455,799
BNP Paribas SA ( Verisk Analytics, Inc. ) ,
9.48% , 02/28/24 .................. 5 1,142,373
Mizuho Markets Cayman LP ( Leidos Holdings,
Inc. ) , 13.10% , 02/20/24 .............. 7 793,392
SGA Societe Generale Acceptance NV
( SS&C Technologies Holdings, Inc. ) ,
15.88% , 02/20/24 ................. 13 777,008
Societe Generale ( Automatic Data Processing,
Inc. ) , 10.06% , 03/25/24 .............. 6 1,415,049
4,583,621
Semiconductors & Semiconductor Equipment — 0.0%
BMO Capital Markets Corp. ( Intel Corp. ) ,
25.07% , 02/08/24
(b) (c)
............... 4 154,108
Software — 3.0%
(b)(c)
Barclays Bank plc ( C3.ai, Inc. ) , 9.16% , 02/20/24 EUR 8 1,410,840
Barclays Bank plc ( SAP SE ) , 9.82% , 03/22/24 33 5,689,375
BNP Paribas SA ( Crowdstrike Holdings, Inc. ) ,
18.39% , 03/07/24 ................. USD 5 1,189,789
BNP Paribas SA ( Intuit, Inc. ) , 13.25% , 02/23/24 2 1,430,284
Security
Par (000)
Par (000) Value
Software (continued)
BNP Paribas SA ( Palo Alto Networks, Inc. ) ,
21.92% , 02/22/24 ................. USD 5 $ 1,488,430
Citigroup, Inc. ( Microsoft Corp. ) ,
13.72% , 03/13/24 ................. 25 9,885,522
Mizuho Markets Cayman LP ( BILL Holdings,
Inc. ) , 30.52% , 02/01/24 .............. 15 1,062,713
Nomura Holdings, Inc. ( Salesforce, Inc. ) ,
9.97% , 03/01/24 .................. 8 2,232,306
Nomura Holdings, Inc. ( Workday, Inc. ) ,
11.44% , 02/27/24 ................. 4 1,156,031
Royal Bank of Canada ( Microsoft Corp. ) ,
14.53% , 02/05/24 ................. 1 426,237
Royal Bank of Canada ( Synopsys, Inc. ) ,
9.97% , 02/15/24 .................. 4 2,066,829
Societe Generale ( Microsoft Corp. ) ,
11.68% , 03/25/24 ................. 14 5,656,891
33,695,247
Specialized REITs — 0.0%
(b)(c)
BMO Capital Markets Corp. ( American Tower
Corp. ) , 17.67% , 03/14/24 ............ —
(o)
79,533
SGA Societe Generale Acceptance NV ( Crown
Castle, Inc. ) , 24.16% , 03/20/24 ........ 1 130,087
209,620
Specialty Retail — 0.8%
(b)(c)
BNP Paribas SA ( TJX Cos., Inc. (The) ) ,
8.53% , 02/28/24 .................. 18 1,720,109
BNP Paribas SA ( Ulta Beauty, Inc. ) ,
13.08% , 03/14/24 ................. 2 1,143,361
BNP Paribas SA ( Williams-Sonoma, Inc. ) ,
20.87% , 03/15/24 ................. 6 1,103,482
Citigroup, Inc. ( AutoNation, Inc. ) ,
20.32% , 02/16/24 ................. 8 1,114,750
JPMorgan Structured Products BV ( O'Reilly
Automotive, Inc. ) , 10.67% , 02/08/24 ..... 2 1,971,930
JPMorgan Structured Products BV ( Ross
Stores, Inc. ) , 9.33% , 02/28/24 ......... 9 1,153,970
SGA Societe Generale Acceptance NV ( O'Reilly
Automotive, Inc. ) , 7.94% , 02/07/24 ...... 1 873,813
9,081,415
Technology Hardware, Storage & Peripherals — 1.8%
(b)(c)
BNP Paribas SA ( Apple, Inc. ) , 9.51% , 02/02/24 47 8,621,976
BNP Paribas SA ( Hewlett Packard Enterprise
Co. ) , 13.45% , 02/29/24 .............. 50 775,853
Mizuho Markets Cayman LP ( Apple, Inc. ) ,
8.56% , 02/01/24 .................. 15 2,758,777
Nomura America Finance LLC ( Apple, Inc. ) ,
10.85% , 03/21/24 ................. 45 8,551,158
Royal Bank of Canada ( HP, Inc. ) ,
16.61% , 03/07/24 ................. 7 206,063
20,913,827
Textiles, Apparel & Luxury Goods — 0.3%
(b)(c)
Barclays Bank plc ( Tapestry, Inc. ) ,
18.60% , 02/08/24 ................. 31 1,160,011
Goldman Sachs International ( Skechers USA,
Inc. ) , 16.91% , 02/02/24 .............. 12 562,706
JPMorgan Structured Products BV ( Ralph
Lauren Corp. ) , 17.48% , 03/25/24 ....... 1 128,355
JPMorgan Structured Products BV ( Skechers
USA, Inc. ) , 14.33% , 02/01/24 .......... 11 583,876
Royal Bank of Canada ( adidas AG ) ,
22.01% , 03/13/24 ................. EUR 4 831,202
SGA Societe Generale Acceptance NV
( Tapestry, Inc. ) , 24.22% , 02/20/24 ...... USD 5 188,936
3,455,086

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Tobacco — 0.4%
(b)(c)
JPMorgan Structured Products BV ( British
American Tobacco plc ) , 23.09% , 02/01/24 . GBP 22 $ 661,665
Royal Bank of Canada ( British American
Tobacco plc ) , 19.33% , 04/11/24 ........ 25 748,910
Royal Bank of Canada ( Philip Morris
International, Inc. ) , 12.35% , 02/09/24 .... USD 30 2,725,653
4,136,228
Trading Companies & Distributors — 0.2%
(b)(c)
Citigroup, Inc. ( Fastenal Co. ) , 10.94% , 03/11/24 10 710,019
Nomura Holdings, Inc. ( Ferguson plc ) ,
11.52% , 03/05/24 ................. 5 853,907
Nomura Holdings, Inc. ( United Rentals, Inc. ) ,
10.71% , 04/29/24 ................. 2 1,096,064
2,659,990
Wireless Telecommunication Services — 0.2%
(b)(c)
JPMorgan Structured Products BV ( Vodafone
Group plc ) , 23.08% , 03/28/24 ......... GBP 580 486,141
Royal Bank of Canada ( Rogers
Communications, Inc. ) , 20.00% , 03/25/24 . CAD 5 253,533
UBS AG ( T-Mobile US, Inc. ) , 8.40% , 02/02/24 . USD 12 1,879,657
2,619,331
Total Equity-Linked Notes — 29 .2%
(Cost: $ 327,589,429 ) .............................. 330,810,709
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.90%
,
05/25/28 ............ 365 340,527
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.90%
,
05/25/28 ............ 65 60,743
Bleriot US Bidco, Inc., Term Loan , (3-mo. CME
Term SOFR + 4.00%), 9.61%
,
10/30/28 ... 93 93,180
Cobham Ultra SeniorCo SARL, Facility Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.01%
,
08/03/29 ....... 125 123,783
Dynasty Acquisition Co., Inc., Term Loan
B1 , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
08/24/28 .................. 345 344,843
Dynasty Acquisition Co., Inc., Term Loan
B2 , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
08/24/28 .................. 148 147,790
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.18%
,
02/01/28 .................. 229 228,602
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.22%
,
02/01/29 ................. 145 144,331
Setanta Aircraft Leasing DAC, Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
7.61%
,
11/05/28 .................. 160 160,000
TransDigm, Inc., Term Loan , (3-mo. CME Term
SOFR + 3.25%), 8.60%
,
08/24/28 ...... 79 79,404
TransDigm, Inc., Term Loan H , (3-mo. CME
Term SOFR + 3.25%), 8.60%
,
02/22/27 ... 160 159,742
TransDigm, Inc., Term Loan J , (1-mo. CME
Term SOFR + 3.25%), 8.60%
,
02/28/31 ... 95 95,078
1,978,023
Security
Par (000)
Par (000) Value
Automobile Components — 0.0%
(a)
Adient US LLC, Term Loan B2 , (1-mo. CME
Term SOFR + 2.75%), 8.08%
,
01/31/31 ... USD 28 $ 27,744
Clarios Global LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.33%
,
05/06/30 .................. 247 247,420
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.45% - 10.47%
,
11/17/28 ........... 128 115,680
390,844
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
12/14/27
(a)
........... 169 168,976
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.70%
,
01/24/29 .................. 477 450,791
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.45%
,
01/24/30 ................. 171 137,002
587,793
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.70%
,
11/24/28 ... 60 59,724
New SK Holdco Sub LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.75%),
12.19%
,
06/30/27 ................. 228 226,085
Pug LLC, Term Loan B , (1-mo. CME Term
SOFR + 3.50%), 8.95%
,
02/12/27 ...... 330 324,250
Pug LLC, Term Loan B2 , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.70%
,
02/12/27
(e)
................. 33 32,733
Sally Holdings LLC, Term Loan , (1-mo. CME
Term SOFR + 2.25%), 7.58%
,
02/28/30 ... 63 62,659
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.36%
,
12/21/27 .................. 78 63,496
768,947
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 9.08%
,
05/13/29 . 40 39,998
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
11/03/28
(e)
................. 65 64,594
Cornerstone Building Brands, Inc., Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
04/12/28 ............ 43 42,250
CP Atlas Buyer, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.18%
,
11/23/27 ................. 130 125,968
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.18%
,
10/02/28 ............ 32 31,527
Smyrna Ready Mix Concrete LLC, Term
Loan , (1-mo. CME Term SOFR + 3.50%),
8.84%
,
04/02/29
(e)
................. 53 53,138

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Wilsonart LLC, Term Loan E , (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.70%
,
12/31/26 .................. USD 273 $ 272,833
630,308
Capital Markets — 0.2%
(a)
Aretec Group, Inc., Term Loan B1 , (1-mo. CME
Term SOFR + 4.50%), 9.93%
,
08/09/30 ... 56 55,805
Ascensus Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.95%
,
08/02/28 ....... 250 248,542
Ascensus Group Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 12.09%
,
08/02/29 ...... 81 77,962
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B5 , (3-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.85%
,
12/20/29 .................. 143 143,146
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.95% , 07/24/26 ................ 134 132,256
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.20% , 07/24/26 .......... 70 69,737
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.40% , 10/22/26 .......... 177 176,508
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.13% , 10/22/27 .......... 70 70,149
Focus Financial Partners LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.83%
,
06/30/28 ............ 159 157,911
Focus Financial Partners LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.08%
,
06/30/28 ............ 134 133,111
ION Trading Finance Ltd., Term Loan ,
(3-mo. CME Term SOFR + 4.75%),
10.20%
,
04/01/28 ................. 65 63,919
Learning Care Group US No. 2, Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.75%), 10.07% - 10.14%
,
08/11/28 24 23,928
Osaic Holdings, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 4.50%),
9.83%
,
08/17/28 .................. 212 211,178
1,564,152
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
09/30/28 .................. 158 156,578
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.43%
,
11/24/27 ....... 68 66,629
Ascend Performance Materials Operations
LLC, Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.32%
,
08/27/26 .. 58 56,037
Chemours Co., (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
08/18/28 .................. 122 121,178
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.36%
,
12/29/27 ............ 46 37,433
Derby Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.58%
,
11/01/30 .................. 218 218,545
Security
Par (000)
Par (000) Value
Chemicals (continued)
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.38%), 9.71%
,
10/04/29 ............ USD 63 $ 61,970
Ecovyst Catalyst Technologies LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.91%
,
06/09/28 ............ 142 142,193
Element Solutions, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 2.00%),
7.33%
,
12/18/30 .................. 225 224,649
H.B. Fuller Co., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.58%
,
02/15/30 .................. 32 31,718
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.37%
,
07/03/28 ............ 128 119,125
Ineos US Finance LLC, Term Loan , (1-mo. CME
Term SOFR + 3.50%), 8.93%
,
02/18/30 ... 53 52,026
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.95% , 10/15/28 .......... 155 154,186
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.68% , 10/15/28 .......... 37 36,746
Lummus Technology Holdings V LLC, Term
Loan B , (1-mo. CME Term SOFR + 3.50%),
8.95%
,
06/30/27 .................. 32 31,653
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR + 4.50%),
9.83%
,
03/29/28 .................. 223 219,078
Nouryon Finance BV, Term Loan , (3-mo. CME
Term SOFR + 4.00%), 9.47%
,
04/03/28 ... 94 93,316
Olympus Water US Holding Corp. Term Loan
B4 , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.25%), 9.57%
,
11/09/28 ........... 105 104,738
Oxea Holding Vier GmbH, Term Loan B2 ,
(3-mo. CME Term SOFR + 3.50%),
8.93%
,
10/14/24 .................. 159 154,790
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 9.45%
,
03/16/27 ........... 60 59,549
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.69%
,
08/02/28 ............ 151 150,058
WR Grace Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.36%
,
09/22/28 .................. 152 151,935
2,444,130
Commercial Services & Supplies — 0.2%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan , 10/24/30
(e) (p)
... 9 8,999
Action Environmental Group, Inc., (The), Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.88%
,
10/24/30
(e)
...... 61 60,998
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.18% , 05/12/28 .......... 309 305,322
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.08% , 05/12/28 .......... 42 41,764
Amentum Government Services Holdings
LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.34%
,
02/15/29 .................. 108 107,946

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Aramark Intermediate HoldCo Corp., Term
Loan B5 , (1-mo. CME Term SOFR + 2.50%),
7.95%
,
04/06/28 .................. USD 81 $ 80,564
Aramark Intermediate HoldCo Corp., Term
Loan B6 , (1-mo. CME Term SOFR + 2.50%),
7.95%
,
06/22/30 .................. 187 186,220
Asplundh Tree Expert LLC, Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
09/07/27 .................. 204 204,045
Clean Harbors, Inc., Term Loan , (1-mo. CME
Term SOFR + 1.75%), 7.20%
,
10/08/28 ... 87 87,497
Covanta Holding Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
11/30/28 .................. 160 159,812
Covanta Holding Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
11/30/28 .................. 12 11,859
Garda World Security Corp., Term Loan ,
02/01/29
(p)
...................... 45 44,851
GFL Environmental, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
05/31/27 .................. 72 71,933
LABL, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
10/29/28 ................. 90 84,873
NEP Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 4.75%),
10.20%
,
08/19/26 ................. 139 133,364
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.70% - 9.82%
,
12/15/28 . 119 88,024
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR +
2.50%), 7.83%
,
10/13/30 ............ 86 86,011
Tempo Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.08%
,
08/31/28 .................. 521 520,758
TruGreen LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.43%
,
11/02/27 .................. 187 180,722
Viad Corp., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.45%
,
07/30/28 ................. 104 103,881
2,569,443
Communications Equipment — 0.0%
(a)
Ciena Corp. Term Loan , (1-mo. CME Term
SOFR + 2.00%), 7.34%
,
10/24/30 ...... 160 160,829
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83% , 03/02/29 .......... 113 111,197
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94% , 05/30/30 .......... 85 83,213
355,239
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.81%
,
08/01/30 ............ 360 358,798
Legence Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.93%
,
12/16/27 .................. 25 24,722
Pike Corp., Term Loan , (1-mo. CME Term
SOFR + 3.00%), 8.45%
,
01/21/28 ...... 119 118,839
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
USIC Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
9.11%
,
05/12/28 .................. USD 145 $ 143,477
645,836
Construction Materials — 0.1%
(a)
New AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.33%
,
03/08/29 ................. 113 102,289
Oscar AcquisitionCo LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.95%
,
04/29/29 .................. 132 130,625
Quikrete Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 2.75%),
8.20%
,
03/19/29 .................. 55 54,693
Standard Building Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.70%
,
09/22/28 ............ 114 113,553
Summit Materials LLC, Term Loan B ,
(3-mo. CME Term SOFR + 2.50%),
7.83%
,
01/12/29 .................. 72 72,180
473,340
Consumer Staples Distribution & Retail — 0.0%
US Foods, Inc., Term Loan B
(a)
(1-mo. CME Term SOFR + 2.00%),
7.45% , 09/13/26 ................ 121 120,500
(1-mo. CME Term SOFR + 2.50%),
7.95% , 11/22/28 ................ 115 115,067
235,567
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.22%
,
12/01/27 ....... 392 390,247
Mauser Packaging Solutions Holding Co., Term
Loan , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
08/14/26 .................. 123 123,250
Pactiv Evergreen, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 3.25%),
8.70%
,
02/05/26 .................. 43 42,780
Pregis TopCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%),
9.08%
,
07/31/26 .................. 35 34,701
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.61%
,
09/15/28 ............ 136 135,477
726,455
Distributors — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan , (1-mo. CME Term SOFR +
2.00%), 0.00%
,
01/31/24
(e)
........... 175 174,840
PAI Holdco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
9.32%
,
10/28/27 .................. 158 149,714
324,554
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.93%
,
12/11/28 ............. 64 62,853
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.18%
,
12/10/29 ............ 50 46,443

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Bright Horizons Family Solutions LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.70%
,
11/24/28 ....... USD 187 $ 186,736
Kuehg Corp., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.35%
,
06/12/30 ................. 135 134,613
Sotheby's, Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.08%
,
01/15/27 313 310,028
Spring Education Group, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.50%),
9.85%
,
09/29/30 .................. 174 173,889
Veritas US, Inc., Term Loan B , (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.45%
,
09/01/25 ................. 193 166,031
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%),
9.09%
,
01/30/31 .................. 199 199,000
WCG Purchaser Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 9.45%
,
01/08/27 ............ 93 93,027
1,372,620
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B ,
(1-mo. CME Term SOFR + 2.75%),
8.08%
,
05/18/30
(a)
................. 80 80,212
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.33% , 07/15/25 ................ 46 44,979
(3-mo. LIBOR USD + 2.75%),
8.33% , 01/31/26
(e)
............... 96 95,134
Altice France SA, Term Loan B14 , (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
08/15/28 .. 158 143,188
Connect Finco SARL, Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.83%
,
12/11/26 .................. 601 600,177
Consolidated Communications, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.95%
,
10/02/27 ........... 87 82,288
Iridium Satellite LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.83%
,
09/20/30 .................. 304 303,235
Level 3 Financing, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 1.75%),
7.20%
,
03/01/27 .................. 138 132,834
Lumen Technologies, Inc., Term Loan ,
01/01/28
(p)
...................... 9 9,366
Lumen Technologies, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 2.25%),
7.70%
,
03/15/27 .................. 191 131,070
Orbcomm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.70% - 9.90%
,
09/01/28 ............ 107 101,157
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.70%
,
09/25/26 .................. 307 248,574
Virgin Media Bristol LLC, Facility Term Loan
Q , (1-mo. CME Term SOFR + 3.25%),
8.70%
,
01/31/29 .................. 83 82,260
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Zayo Group Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.45%
,
03/09/27 .................. USD 458 $ 386,853
2,361,115
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.36%
,
06/23/28
(a)
........... 144 143,572
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.20%
,
07/02/29
(a)
................. 103 102,736
Energy Equipment & Services — 0.0%
Oryx Midstream Services Permian Basin LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.71%
,
10/05/28
(a)
. 263 262,918
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1 , (1-mo. CME Term SOFR + 3.00%),
8.45%
,
04/22/26 .................. 220 173,203
Aristocrat Technologies, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.70%
,
05/24/29 ............ 17 16,983
Cirque du Soleil Canada, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.60%
,
03/08/30 ............ 94 93,754
City Football Group Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
07/21/28 .................. 179 177,084
Creative Artists Agency LLC, Term Loan
B , (1-mo. CME Term SOFR + 3.50%),
8.83%
,
11/27/28 .................. 263 262,945
Formula One Management Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 7.60%
,
01/15/30 . 195 194,708
Live Nation Entertainment, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
10/19/26 .................. 395 394,035
Playtika Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 2.75%),
8.20%
,
03/13/28 .................. 172 170,902
SMG US Midco 2, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 2.50%),
8.07%
,
01/23/25 .................. 126 126,381
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.34%
,
04/29/26 ............ 83 82,576
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1 , (1-mo. CME Term
SOFR + 2.75%), 8.20%
,
05/18/25 ...... 289 288,462
WMG Acquisition Corp., Term Loan ,
(1-mo. CME Term SOFR + 2.00%),
7.34%
,
01/24/31 .................. 337 336,073
2,317,106
Financial Services — 0.2%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.93%
,
12/21/28 .. 125 125,312
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR + 2.25%),
7.83% , 10/30/26 ................ 150 149,642

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.58% , 04/13/28 .......... USD 252 $ 251,837
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.66% , 04/18/29
(e)
......... 47 46,824
Cogeco Communications Finance LP, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.95%
,
09/01/28 ....... 164 159,414
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.10%
,
04/09/27 ....... 535 524,751
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.36%
,
04/07/28 ...... 150 147,187
GIP Pilot Acquisition Partners LP, Term
Loan , (3-mo. CME Term SOFR + 3.00%),
8.33%
,
10/04/30 .................. 32 31,987
GTCR W Merger Sub LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.33%
,
01/31/31 ............ 248 247,742
LBM Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.18%
,
12/17/27 ............ 59 58,494
Lions Gate Capital Holdings LLC, Term Loan
B , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
03/24/25 .................. 138 137,743
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.20%
,
12/11/26 ....... 244 243,187
UPC Financing Partnership, Facility Term Loan
AX , (1-mo. CME Term SOFR + 3.00%),
8.45%
,
01/31/29 .................. 54 53,321
White Cap Supply Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
10/19/27 ............ 142 141,961
2,319,402
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR +
3.75%), 9.20%
,
10/01/25 ............ 192 186,209
B&G Foods, Inc., Term Loan B4 , (1-mo. CME
Term SOFR + 2.50%), 7.83%
,
10/10/26 ... 30 29,522
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.95% , 10/25/27 .......... 466 465,791
(1-mo. CME Term SOFR + 3.75%),
9.08% , 10/25/27 ................ 73 73,000
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
01/29/27 .................. 413 412,387
H-Food Holdings LLC, Term Loan , (3-mo. CME
Term SOFR + 3.69%), 9.34%
,
05/23/25 ... 69 53,452
Nomad Foods Ltd., Term Loan B4 , (6-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.47%
,
11/13/29 .................. 110 109,607
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 9.07%
,
06/08/28 ....... 273 273,464
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.86%
,
03/31/28 ............ 125 122,704
Security
Par (000)
Par (000) Value
Food Products (continued)
Utz Quality Foods LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.45%
,
01/20/28 .................. USD 303 $ 302,726
2,028,862
Ground Transportation — 0.1%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.19%
,
04/06/28 .. 70 69,489
Avis Budget Car Rental LLC, Term Loan
B , (1-mo. CME Term SOFR + 1.75%),
7.20%
,
08/06/27 .................. 82 81,496
Genesee & Wyoming, Inc., Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
7.45%
,
12/30/26 .................. 131 130,549
SIRVA Worldwide, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 5.50%), 11.07% -
11.15%
,
08/04/25
(e)
................ 58 48,952
Uber Technologies, Inc., Term Loan ,
(3-mo. CME Term SOFR + 2.75%),
8.13%
,
03/03/30 .................. 188 188,270
518,756
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 05/10/27 .......... 249 242,859
(1-mo. CME Term SOFR + 4.00%),
9.33% , 09/29/28
(e)
............... 103 100,688
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
11/03/28 .................. 233 230,336
Femur Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 4.50%),
10.11%
,
03/05/26 ................. 94 82,029
Insulet Corp., Term Loan , (1-mo. CME Term
SOFR + 3.00%), 8.33%
,
05/04/28 ...... 86 86,096
Medline Borrower LP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
10/23/28 .................. 472 470,717
1,212,725
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.70% , 09/29/28 .......... 130 129,901
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08% , 09/29/28 .......... 31 30,915
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.82%
,
11/08/27 ............. 347 346,242
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
11/01/28 .................. 299 298,040
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.32% , 02/18/27 ................ 131 67,474
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.32% , 11/15/28 ........... 48 25,035
EyeCare Partners LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 12.32%
,
11/15/29 ............ 62 18,714

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
MED ParentCo. LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 4.25%),
9.70%
,
08/31/26 .................. USD 32 $ 31,093
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.68%
,
11/01/28 ....... 89 80,311
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.43%
,
11/01/29 ...... 87 70,579
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.20%
,
10/27/28 ............ 68 68,434
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.83%
,
12/19/30 .................. 118 117,719
Vizient, Inc., Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
05/16/29 .................. 45 45,233
1,329,690
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
02/15/29 .................. 311 306,192
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.45%
,
10/01/27 ............ 310 300,809
IQVIA, Inc., Term Loan B4 , (3-mo. CME Term
SOFR + 2.00%), 7.35%
,
01/02/31 ...... 125 125,125
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.57%
,
06/02/28 .................. 489 476,366
Verscend Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 4.00%),
9.45%
,
08/27/25 .................. 229 228,831
1,437,323
Hotels, Restaurants & Leisure — 0.4%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5 , (1-mo. CME Term SOFR + 2.25%),
7.58%
,
09/20/30 .................. 216 214,705
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 3.75%),
9.20%
,
02/02/26 .................. 200 190,232
Alterra Mountain Co., Term Loan B3 ,
(1-mo. CME Term SOFR + 3.75%),
9.18%
,
05/31/30 .................. 19 18,905
Bally's Corp., Facility Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.83%
,
10/02/28 .................. 120 111,648
Caesars Entertainment, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.66%
,
02/06/30 ............ 113 112,873
Caesars Entertainment, Inc., Term Loan B1 ,
02/06/31
(p)
...................... 274 273,315
Carnival Corp., Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.34%
,
08/09/27 .................. 125 124,432
Churchill Downs, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 2.00%),
7.43%
,
03/17/28 .................. 141 140,628
CPG International LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.93%
,
04/28/29 .................. 119 118,973
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Equinox Holdings, Inc., 1st Lien Term Loan B1 ,
(3-mo. LIBOR USD at 1.00% Floor + 3.00%),
8.61%
,
03/08/24 .................. USD 317 $ 312,278
Fertitta Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33%
,
01/27/29 ............ 451 449,502
Flutter Entertainment plc, Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.86% , 07/22/28 .......... 48 48,316
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.70% , 11/25/30 ........... 324 322,380
Four Seasons Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.93%
,
11/30/29 ....... 157 157,081
Four Seasons Holdings, Inc., Term Loan B ,
11/30/29
(p)
...................... 185 184,885
Hilton Domestic Operating Co., Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 2.00%),
7.44%
,
11/08/30 .................. 227 226,883
IRB Holding Corp., Term Loan B , 12/15/27
(p)
.. 261 260,626
Light and Wonder International, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.08%
,
04/14/29 ........... 125 124,844
Merlin Buyer, Inc., Term Loan , 11/12/29
(p)
.... 123 122,154
Packers Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.69%
,
03/09/28 .................. 127 83,962
Penn Entertainment, Inc., Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%
,
05/03/29 ............ 186 185,124
Playa Resorts Holding BV, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
01/05/29 .................. 75 75,189
Seaworld Parks & Entertainment, Inc., Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.83% - 7.84%
,
08/25/28 . 44 43,533
Station Casinos LLC, Facility Term Loan B1 ,
(1-mo. CME Term SOFR at 0.25% Floor +
2.25%), 7.68%
,
02/08/27 ............ 169 168,849
Whatabrands LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
08/03/28 .................. 326 324,980
Wyndham Hotels & Resorts, Inc., Term Loan
B , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
05/24/30 .................. 24 24,293
4,420,590
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.86%
,
05/17/28 .................. 138 119,421
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.88%
,
02/26/29 ............ 258 253,826
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.45%
,
10/06/28 ............ 245 217,829
Weber-Stephen Products LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.70%
,
10/30/27 ............ 345 311,090
902,166

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Construction Finance Co. LP, Term
Loan , (1-mo. CME Term SOFR + 2.25%),
7.61%
,
07/31/30 .................. USD 122 $ 120,934
Calpine Corp., Term Loan , 01/31/31
(p)
...... 124 122,822
Constellation Renewables LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.15%
,
12/15/27 ............ 146 145,264
389,020
Industrial Conglomerates — 0.0%
(a)
EMRLD Borrower LP, Term Loan B ,
(3-mo. CME Term SOFR + 3.00%),
8.31%
,
05/31/30 .................. 125 124,744
JFL-Tiger Acquisition Co., Inc. Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.32%
,
10/17/30 ............ 54 53,887
Minimax Viking GmbH, Facility Term Loan B1 ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.20%
,
07/31/28 ............ 21 20,869
199,500
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.83%
,
11/06/30 ........... 622 623,365
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.70% , 02/19/28 .......... 218 216,893
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.20% , 02/19/28 .......... 47 47,281
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.95% , 02/12/27 .......... 320 319,201
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08% , 02/12/27 .......... 6 5,968
Baldwin Risk Partners LLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.95%
,
10/14/27 ............ 73 72,482
Hub International Ltd., Term Loan , 06/20/30
(p)
. 467 467,328
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan , (6-mo. CME Term
SOFR + 4.25%), 9.62%
,
03/15/30 ...... 116 115,928
Ryan Specialty Group LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.08%
,
09/01/27 .................. 225 225,028
USI, Inc., Term Loan , (3-mo. CME Term SOFR
+ 3.25%), 8.60%
,
09/27/30 ........... 133 132,364
USI, Inc., Term Loan B , (3-mo. CME Term
SOFR + 3.00%), 8.35%
,
11/22/29 ....... 309 308,933
2,534,771
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2 , (3-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.39%
,
06/26/28 .................. 59 58,525
Camelot US Acquisition LLC, Term Loan ,
01/31/31
(e) (p)
..................... 424 423,065
Grab Holdings, Inc., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 4.50%),
9.95%
,
01/29/26 .................. 91 90,420
572,010
Security
Par (000)
Par (000) Value
IT Services — 0.1%
(a)
Asurion LLC, 2nd Lien Term Loan B3 ,
(1-mo. CME Term SOFR + 5.25%),
10.70%
,
01/31/28 ................. USD 120 $ 114,772
Asurion LLC, 2nd Lien Term Loan B4 ,
(1-mo. CME Term SOFR + 5.25%),
10.70%
,
01/20/29 ................. 47 44,488
Asurion LLC, Term Loan B11 , (1-mo. CME Term
SOFR + 4.25%), 9.68%
,
08/19/28 ...... 144 142,493
Asurion LLC, Term Loan B8 , (1-mo. CME Term
SOFR + 3.25%), 8.70%
,
12/23/26 ...... 146 145,643
Central Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 4.00%),
9.35%
,
07/06/29 .................. 304 304,472
Go Daddy Operating Co. LLC, Term Loan
B4 , (1-mo. CME Term SOFR + 2.00%),
7.45%
,
08/10/27 .................. 169 168,820
Go Daddy Operating Co. LLC, Term Loan B6 ,
(1-mo. CME Term SOFR + 2.00%), 7.33% -
7.34%
,
11/09/29 .................. 139 139,382
Sedgwick Claims Management Services, Inc.,
Term Loan , (1-mo. CME Term SOFR +
3.75%), 9.08%
,
02/24/28 ............ 370 369,859
Venga Finance SARL, Term Loan
06/28/29
(p)
...................... 7 6,976
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.40% , 06/28/29 .......... 81 80,734
1,517,639
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.44%
,
12/01/28 ............ 58 55,940
Peloton Interactive, Inc., Term Loan , (6-mo.
CME Term SOFR at 0.50% Floor + 7.00%),
12.48%
,
05/25/27 ................. 68 68,503
Topgolf Callaway Brands Corp., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.93%
,
03/15/30 .................. 102 101,862
226,305
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
11/08/27 .................. 106 105,476
eResearchTechnology, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.50%), 9.95%
,
02/04/27 ............ 64 63,841
Fortrea Holdings, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
07/01/30 .................. 43 42,763
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.86% , 07/03/28 .......... 223 222,980
Maravai Intermediate Holdings LLC, Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.31%
,
10/19/27 ............ 218 215,526
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.70%
,
11/15/28 ............. 291 290,539
Star Parent, Inc., Term Loan , (3-mo. CME Term
SOFR + 4.00%), 9.35%
,
09/27/30 ...... 108 105,377
1,046,502

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.83%
,
08/17/26 ................. USD 176 $ 176,105
Barnes Group, Inc., Term Loan , (1-mo. CME
Term SOFR + 3.00%), 8.43%
,
09/03/30 ... 93 92,740
Clark Equipment Co., Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.95%
,
04/20/29 .................. 44 43,881
Columbus McKinnon Corp., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.39%
,
05/14/28 .................. 37 36,618
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.95% , 10/21/28 .......... 218 217,844
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.70% , 10/21/28 .......... 123 123,201
Gardner Denver, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
03/01/27 .................. 162 162,330
Gates Global LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.93%
,
03/31/27 .................. 262 261,273
Generac Power Systems, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
12/13/26 .................. 38 37,941
Husky Injection Molding Systems Ltd., Term
Loan , (1-mo. CME Term SOFR + 3.00%),
8.45%
,
03/28/25 .................. 290 289,347
Indicor LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.35%
,
11/22/29 .................. 278 278,198
Ingersoll-Rand Services Co., Term Loan
B1 , (1-mo. CME Term SOFR + 1.75%),
7.18%
,
03/01/27 .................. 56 55,573
Madison IAQ LLC, Term Loan , (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.70%
,
06/21/28 .................. 262 259,940
Osmosis Buyer Ltd., Delayed Draw Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 2.13% - 9.59%
,
07/31/28 ....... 119 118,808
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.93%
,
04/05/29 .................. 199 198,895
TK Elevator Midco GmbH, Facility Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 9.08%
,
07/30/27 ........... 327 326,737
Vertiv Group Corp., Term Loan B1 , (1-mo. CME
Term SOFR + 2.50%), 7.94%
,
03/02/27 ... 230 229,888
WEC US Holdings Ltd., Term Loan B ,
(1-mo. CME Term SOFR + 2.75%),
8.09%
,
01/27/31 .................. 126 125,252
Zurn LLC, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.45%
,
10/04/28 .................. 17 17,513
3,052,084
Media — 0.1%
(a)
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.93%
,
03/03/25 ............ 125 123,152
AVSC Holding Corp., 1st Lien Term Loan
B3 , (3-mo. LIBOR USD + 15.00%),
15.00%
,
10/15/26 ................. 107 109,582
Security
Par (000)
Par (000) Value
Media (continued)
Charter Communications Operating LLC, Term
Loan B4 , (3-mo. CME Term SOFR + 2.00%),
7.33%
,
12/07/30 .................. USD 123 $ 120,850
Clear Channel Outdoor Holdings, Inc., Term
Loan B , (3-mo. CME Term SOFR + 3.50%),
9.07%
,
08/21/26 .................. 93 92,029
CSC Holdings LLC, Term Loan , (1-mo. LIBOR
USD + 2.50%), 7.95%
,
04/15/27 ....... 162 154,182
DirecTV Financing LLC, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.65%
,
08/02/27 ................. 117 117,047
ECL Entertainment LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.08%
,
09/03/30 ................. 52 51,896
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.83%
,
06/30/28 ...... 77 76,519
Sinclair Television Group, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 3.75%),
9.18%
,
04/21/29 .................. 51 45,745
Voyage Digital Ltd., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.37%
,
05/11/29
(e)
................. 127 126,682
Ziggo Financing Partnership, Facility Term
Loan I , (1-mo. CME Term SOFR + 2.50%),
7.95%
,
04/30/28 .................. 111 108,364
1,126,048
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ecopetrol SA, Term Loan , (1-mo. CME Term
SOFR + 0.00%), 10.14%
,
09/06/30
(e)
.... 450 446,625
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
12/21/28 ............ 329 324,446
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94%
,
09/19/29 ............ 36 35,543
Medallion Midland Acquisition LP, Term
Loan , (3-mo. CME Term SOFR + 3.50%),
8.86%
,
10/18/28 .................. 237 237,847
Murphy Oil USA, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
7.19%
,
01/31/28 .................. 44 44,369
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.32%
,
10/30/28 ................. 180 179,910
1,268,740
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.33%
,
04/20/28 ................. 174 178,044
Air Canada, Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
9.14%
,
08/11/28 .................. 205 205,098
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.32% , 01/29/27 ................ 204 203,426
(6-mo. CME Term SOFR + 2.75%),
8.60% , 02/15/28 ................ 200 199,250
(3-mo. CME Term SOFR + 3.50%),
8.87% , 06/04/29 ................ 160 159,701
Mileage Plus Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.77%
,
06/21/27 ................. 202 207,578

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
United AirLines, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.20%
,
04/21/28 .................. USD 173 $ 172,678
WestJet Airlines Ltd., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.44%
,
12/11/26 .................. 114 113,607
1,439,382
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3 , (3-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.95%
,
10/01/26
(a)
...... 655 655,002
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR + 5.50%),
10.83%
,
05/04/28 ................. 126 125,017
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 4.25%),
9.58%
,
02/28/28 .................. 140 140,370
Bausch Health Cos., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.69%
,
02/01/27 ................. 151 118,205
Catalent Pharma Solutions, Inc., Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.45%
,
02/22/28 ............ 265 260,524
Elanco Animal Health, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
08/01/27 .................. 219 214,504
Jazz Pharmaceuticals PLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.45%
,
05/05/28 ............ 209 208,407
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
06/02/28 .................. 137 136,414
Perrigo Co. plc, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
04/20/29 .................. 89 88,787
Precision Medicine Group LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.45%
,
11/18/27 ............. 122 119,681
1,411,909
Professional Services — 0.3%
(a)
AlixPartners LLP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.20%
,
02/04/28 .................. 173 173,245
ASGN, Inc., Term Loan , (1-mo. CME Term
SOFR + 2.25%), 7.58%
,
08/30/30 ...... 44 44,011
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.95%
,
06/02/28 .................. 500 481,968
Dun & Bradstreet Corp. (The), Term Loan
B2 , (1-mo. CME Term SOFR + 2.75%),
8.09%
,
01/18/29 .................. 977 976,114
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.70%
,
07/06/29 ....... 61 60,093
Element Materials Technology Group US
Holdings, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.70%
,
07/06/29 .................. 133 131,848
Security
Par (000)
Par (000) Value
Professional Services (continued)
FleetCor Technologies Operating Co. LLC, Term
Loan B4 , (1-mo. CME Term SOFR + 1.75%),
7.18%
,
04/28/28 .................. USD 173 $ 172,263
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.06%
,
04/29/29
(e)
........... 152 130,583
Trans Union LLC, Term Loan B5 , (1-mo. CME
Term SOFR + 1.75%), 7.19%
,
11/16/26 ... 145 144,383
Trans Union LLC, Term Loan B6 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.70%
,
12/01/28 .................. 137 136,478
VS Buyer LLC, Term Loan , (1-mo. CME Term
SOFR + 3.25%), 8.68%
,
02/28/27 ...... 206 206,251
2,657,237
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
8.20% , 08/21/25 ................ 18 17,560
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 01/31/30 .......... 115 113,870
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33% , 01/31/30
(e)
......... 111 110,167
241,597
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
08/17/29 .................. 217 215,534
Synaptics, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.87%
,
12/02/28 .................. 67 66,691
282,225
Software — 0.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.85%
,
09/18/26 ............ 65 65,327
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 12.10%
,
09/17/27 ............ 32 32,071
Barracuda Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
08/15/29 ............ 59 57,662
CCC Intelligent Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.70%
,
09/21/28 ............ 204 203,516
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.95%
,
03/30/29 ............ 673 659,898
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
10/08/28
(e)
................. 56 55,535
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.43%
,
10/08/29 ................. 122 117,781
Delta Topco, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.62%
,
12/01/28 ................. 38 37,914
Epicor Software Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.70%
,
07/30/27 .................. 57 57,013

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Gen Digital, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.43%
,
09/12/29 .................. USD 161 $ 160,132
Genesys Cloud Services Holdings I LLC, Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.45%
,
12/01/27 ....... 259 259,064
Helios Software Holdings, Inc., Term Loan ,
(3-mo. CME Term SOFR + 3.75%),
9.07%
,
07/18/30 .................. 107 106,133
Informatica LLC, Term Loan , (1-mo. CME Term
SOFR + 2.75%), 8.20%
,
10/27/28 ...... 271 269,963
Magenta Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.57%
,
07/27/28 ............ 160 103,798
Magenta Buyer LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.82%
,
07/27/29 ............ 349 121,807
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
03/01/29 .................. 296 292,451
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.58%
,
05/03/28 .................. 346 338,919
MH Sub I LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR + 6.25%),
11.58%
,
02/23/29 ................. 208 198,351
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.70%
,
08/31/28 .................. 400 396,721
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
04/24/28 .................. 476 465,376
Severin Acquisition LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 3.25%),
8.56%
,
08/01/27 .................. 121 120,928
Sophia LP, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
10/07/27 .................. 225 224,440
SS&C Technologies Holdings, Inc., Term Loan
B3 , (1-mo. CME Term SOFR + 1.75%),
7.20%
,
04/16/25 .................. 24 24,343
SS&C Technologies Holdings, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
7.20%
,
04/16/25 .................. 23 22,986
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 05/04/26 .......... 43 42,922
(3-mo. CME Term SOFR + 3.75%),
9.16% , 05/04/26 ................ 121 121,487
(3-mo. CME Term SOFR + 0.04%),
0.00% , 02/10/31
(e)
............... 130 130,159
UKG, Inc., 2nd Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
05/03/27 ................. 145 144,693
Voyage Australia Pty Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
07/20/28 ............ 32 31,763
4,863,153
Security
Par (000)
Par (000) Value
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
10.01%
,
03/31/26 ................. USD 91 $ 90,281
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.75%), 9.08%
,
05/04/28 .. 274 273,648
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.18%
,
02/11/28 .................. 230 228,304
Pilot Travel Centers LLC, Term Loan B ,
(1-mo. CME Term SOFR + 2.00%),
7.43%
,
08/04/28 .................. 134 134,074
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.95% , 10/20/28 .......... 46 43,865
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 10/20/28 .......... 56 53,924
RVR Dealership Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
02/08/28 ............ 21 18,710
842,806
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.50%
,
02/20/29 .................. 61 61,002
Hanesbrands, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
03/08/30 .................. 41 40,394
101,396
Trading Companies & Distributors — 0.1%
(a)
Beacon Roofing Supply, Inc., Term Loan ,
(1-mo. CME Term SOFR + 2.50%),
7.95%
,
05/19/28 .................. 54 54,391
Core & Main LP, Term Loan B , (1-mo.
CME Term SOFR + 2.50%), 7.94% -
8.06%
,
07/27/28 .................. 348 346,936
Foundation Building Materials, Inc., Term Loan ,
01/29/31
(p)
...................... 164 163,052
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 06/02/28 .......... 74 73,240
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.95% , 06/02/28 .......... 311 309,480
TMK Hawk Parent Corp., Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.58%
,
06/30/29
(e)
................ 131 105,901
1,053,000
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.20% , 09/22/28 .......... 121 119,936
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.83% , 09/22/28 .......... 83 83,159
OLA Netherlands BV, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.69%
,
12/15/26
(e)
................ 105 103,792
Rand Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR + 4.25%),
9.60%
,
03/17/30 .................. 60 59,348
366,235

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd. 1st LienTerm
Loan , (3-mo. CME Term SOFR at 0.50%
Cap + 6.75%), 0.00%
,
05/25/27
(e)
....... USD 106 $ 100,323
Gogo Intermediate Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.20%
,
04/30/28 ............ 87 86,390
SBA Senior Finance II LLC, Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
7.34%
,
01/25/31 .................. 154 153,959
340,672
Total Floating Rate Loan Interests — 5 .4%
(Cost: $ 61,379,449 ) ............................... 60,860,633
Foreign Agency Obligations
Argentina — 0.0%
YPF SA , 9.50%
,
01/17/31
(b)
............. 426 425,702
Chile — 0.0%
Banco del Estado de Chile , 2.70%
,
01/09/25
(c)
105 101,693
Empresa Nacional del Petroleo , 6.15%
,
05/10/33
(b)
...................... 225 224,138
325,831
Colombia — 0.1%
Ecopetrol SA , 8.88%
,
01/13/33 .......... 458 483,121
France — 0.1%
Electricite de France SA
(a)(c)(j)
(12-Year EUR Swap Annual + 3.79%),
5.38% ....................... EUR 200 215,492
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 400 494,357
(5-Year EUR Swap Annual + 3.97%), 3.38% EUR 600 575,473
1,285,322
Hungary — 0.1%
Magyar Export-Import Bank Zrt. , 6.00%
,
05/16/29
(c)
...................... 380 432,611
Indonesia — 0.0%
Pertamina Persero PT , 3.65%
,
07/30/29
(c)
... USD 392 365,907
Ireland — 0.1%
AIB Group plc
(a)(c)
(5-Year EUR Swap Annual + 6.63%),
6.25%
(j)
...................... EUR 400 427,268
(5-Year EUR Swap Annual + 2.15%),
1.88% , 11/19/29 ................ 100 105,630
532,898
Italy — 0.0%
(c)
Banca Monte dei Paschi di Siena SpA
3.63% , 09/24/24 .................. 100 107,183
(3-mo. EURIBOR + 3.21%), 6.75% ,
03/02/26
(a)
.................... 150 164,636
Poste Italiane SpA , (5-Year EURIBOR ICE
Swap Rate + 2.68%), 2.63%
(a) (j)
........ 167 151,465
423,284
Mexico — 0.1%
Petroleos Mexicanos
3.75% , 02/21/24
(c)
................. 105 113,190
4.25% , 01/15/25 .................. USD 30 29,160
6.50% , 03/13/27 .................. 239 223,704
8.75% , 06/02/29 .................. 464 446,530
5.95% , 01/28/31 .................. 519 405,858
Security
Par (000)
Par (000) Value
Mexico (continued)
6.70% , 02/16/32 .................. USD 237 $ 192,314
1,410,756
Morocco — 0.0%
OCP SA , 5.13%
,
06/23/51
(c)
............. 217 155,914
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA ,
5.13%
,
08/11/61
(b)
................. 200 146,854
Peru — 0.1%
Corp. Financiera de Desarrollo SA , 4.75%
,
07/15/25
(c)
...................... 461 455,533
Poland — 0.0%
Bank Gospodarstwa Krajowego , 6.25%
,
10/31/28
(b)
...................... 200 210,000
Total Foreign Agency Obligations — 0 .6%
(Cost: $ 6,827,268 ) ............................... 6,653,733
Foreign Government Obligations
Bahrain — 0.1%
Kingdom of Bahrain
(c)
5.45% , 09/16/32 .................. 267 240,634
7.50% , 09/20/47 .................. 259 237,930
478,564
Brazil — 0.0%
Federative Republic of Brazil , 7.13%
,
05/13/54 429 428,571
Chile — 0.0%
Republic of Chile , 4.34%
,
03/07/42 ........ 468 411,138
Colombia — 0.2%
Republic of Colombia
4.50% , 01/28/26 .................. 511 500,620
3.88% , 03/22/26 .................. EUR 134 141,918
3.13% , 04/15/31 .................. USD 457 364,686
8.00% , 04/20/33 .................. 518 549,242
8.00% , 11/14/35 .................. 200 210,200
1,766,666
Costa Rica — 0.0%
Republic of Costa Rica
6.55% , 04/03/34
(c)
................. 230 235,290
7.30% , 11/13/54
(b)
................. 211 220,390
455,680
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(c)
................. 487 487,243
4.50% , 01/30/30
(c)
................. 200 182,300
4.50% , 01/30/30
(b)
................. 383 349,105
7.05% , 02/03/31
(b)
................. 165 171,435
4.88% , 09/23/32
(b)
................. 306 273,105
1,463,188
Egypt — 0.0%
Arab Republic of Egypt , 7.50%
,
02/16/61
(b)
... 200 115,000
Guatemala — 0.1%
Republic of Guatemala
7.05% , 10/04/32
(b)
................. 380 399,380
3.70% , 10/07/33
(c)
................. 208 171,080
6.60% , 06/13/36
(b)
................. 225 228,038
4.65% , 10/07/41
(b)
................. 521 417,581
1,216,079

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Honduras — 0.0%
Republic of Honduras , 5.63%
,
06/24/30
(b)
.... USD 195 $ 170,016
Hungary — 0.1%
Hungary Government Bond
5.38% , 03/25/24 .................. 88 87,820
5.25% , 06/16/29
(b)
................. 555 549,450
5.38% , 09/12/33
(c)
................. EUR 376 422,150
5.50% , 03/26/36
(b)
................. USD 200 196,225
1,255,645
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III ,
4.40%
,
06/06/27
(b)
................. 240 237,225
Republic of Indonesia
4.10% , 04/24/28 .................. 230 224,250
6.75% , 01/15/44
(c)
................. 387 452,833
914,308
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
................. 606 590,092
5.88% , 10/17/31
(c)
................. EUR 155 151,030
8.25% , 01/30/37
(b)
................. USD 200 200,200
941,322
Jordan — 0.0%
Hashemite Kingdom of Jordan , 4.95%
,
07/07/25
(c)
...................... 200 192,250
Mexico — 0.1%
United Mexican States
3.75% , 01/11/28 .................. 218 209,062
2.66% , 05/24/31 .................. 530 445,200
8.30% , 08/15/31 .................. 35 41,930
6.35% , 02/09/35 .................. 528 549,173
6.40% , 05/07/54 .................. 216 216,561
1,461,926
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(c)
................. 256 229,120
5.95% , 03/08/28
(b)
................. 239 243,780
472,900
Nigeria — 0.1%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
................. 280 262,150
7.63% , 11/28/47
(c)
................. 497 377,099
639,249
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(c)
...................... EUR 182 205,538
Oman — 0.1%
(c)
Oman Government Bond
6.50% , 03/08/47 .................. USD 213 209,778
6.75% , 01/17/48 .................. 554 558,155
Oman Sovereign Sukuk SAOC , 4.40%
,
06/01/24 ....................... 240 237,960
1,005,893
Panama — 0.1%
Republic of Panama
6.40% , 02/14/35 .................. 511 480,851
6.85% , 03/28/54 .................. 525 467,250
948,101
Security
Par (000)
Par (000) Value
Paraguay — 0.0%
Republic of Paraguay , 2.74%
,
01/29/33
(c)
.... USD 398 $ 320,788
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 .................. 665 574,228
1.86% , 12/01/32 .................. 406 312,823
887,051
Poland — 0.1%
Republic of Poland
4.88% , 10/04/33 .................. 219 217,850
5.50% , 04/04/53 .................. 335 338,635
556,485
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
................. 130 128,458
2.88% , 03/11/29
(c)
................. EUR 450 443,154
2.50% , 02/08/30
(c)
................. 473 447,914
2.12% , 07/16/31
(c)
................. 590 513,502
1,533,028
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(c)
................. USD 315 308,306
5.00% , 01/18/53
(b)
................. 489 434,599
742,905
Senegal — 0.0%
Republic of Senegal , 6.25%
,
05/23/33
(c)
..... 272 234,600
South Africa — 0.1%
Republic of South Africa
4.85% , 09/30/29 .................. 370 336,311
5.88% , 04/20/32 .................. 200 183,480
5.00% , 10/12/46 .................. 602 416,885
936,676
Ukraine — 0.0%
Ukraine Government Bond
(d)(h)
7.75% , 09/01/25
(c)
................. 340 92,990
8.99% , 02/01/26
(c)
................. 352 101,552
7.75% , 09/01/26
(c)
................. 45 11,689
7.75% , 09/01/27
(c)
................. 235 59,220
7.25% , 03/15/35
(b)
................. 526 119,007
384,458
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.75%
,
10/28/34 415 444,543
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond ,
7.85%
,
10/12/28
(b)
................. 200 207,300
Total Foreign Government Obligations — 1 .8%
(Cost: $ 22,269,231 ) ............................... 20,789,868
Shares
Shares
Investment Companies
(q)
BlackRock Floating Rate Income Portfolio,
Class K Shares ................... 42,295 409,411
iShares Core Dividend Growth ETF ....... 1,155,941 62,998,785
iShares iBoxx $ High Yield Corporate Bond
ETF
(r)
.......................... 375,205 29,070,883
Total Investment Companies — 8 .2%
(Cost: $ 89,541,980 ) ............................... 92,479,079

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.2%
Alternative Loan Trust
(a)
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.79%, 11/25/46 . USD 62 $ 47,712
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.19% Floor + 0.49%),
5.83%, 07/25/46 ................ 129 108,314
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.73%, 04/25/47 ................ 159 139,045
Banc of America Mortgage Trust, Series 2007-
4, Class 1A1, 6.25%, 12/28/37 ......... 28 20,291
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.37% Floor + 2.55%), 7.89%,
10/25/39
(a) (b)
..................... 994 998,524
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (l)
..... 1,485 1,420,544
2,734,430
Commercial Mortgage-Backed Securities — 2.8%
(a)
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
1.48% Floor + 2.42%), 7.76%, 09/15/34
(b)
. 485 443,290
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.10%
Floor + 2.27%), 7.61%, 04/15/35
(b)
...... 540 520,726
BAMLL Commercial Mortgage Securities
Trust, Series 2018-DSNY, Class D, (1-mo.
CME Term SOFR at 1.95% Floor + 2.00%),
7.33%, 09/15/34
(b)
................. 1,058 1,046,071
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38
(b)
........... 200 141,200
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.15%, 10/15/35
(b)
................. 946 99,427
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
9.05%, 09/15/38
(b)
................. 325 319,617
BX Commercial Mortgage Trust
(b)
Series 2019-XL, Class G, (1-mo. CME Term
SOFR at 2.41% Floor + 2.41%), 7.75%,
10/15/36 ..................... 1,063 1,051,875
Series 2019-XL, Class J, (1-mo. CME Term
SOFR at 2.76% Floor + 2.76%), 8.10%,
10/15/36 ..................... 1,321 1,283,870
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.36%, 02/15/33 ................ 973 950,699
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.60%, 02/15/33 ................ 571 561,278
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.70%, 02/15/33 ................ 460 451,366
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.25%, 06/15/38 ................ 668 648,910
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
8.25%, 05/15/38 ................ 842 818,838
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 7.69%,
10/15/38 ..................... 798 774,639
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.22%, 06/15/27 ................ USD 480 $ 480,900
BX Trust
(b)
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
8.59%, 10/15/36 ................ 555 528,352
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.45%, 02/15/36 ................ 133 127,444
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.45%, 02/15/36 ................ 395 375,513
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.70%, 01/15/34 ................ 261 254,667
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.45%, 01/15/34 ................ 406 398,213
Series 2021-VIEW, Class E, (1-mo. CME
Term SOFR at 3.60% Floor + 3.71%),
9.05%, 06/15/36 ................ 536 494,686
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.39%, 08/15/43 ................ 1,191 1,193,004
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.02%, 05/15/38 ................ 1,500 1,513,125
BXP Trust, Series 2021-601L, Class D, 2.87%,
01/15/44
(b)
...................... 281 179,731
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.77%,
08/15/36
(b)
...................... 600 605,021
CSMC Trust
(b)
Series 2020-FACT, Class E, (1-mo. CME
Term SOFR at 4.86% Floor + 5.23%),
10.56%, 10/15/37 ............... 239 220,426
Series 2021-980M, Class E, 3.65%,
07/15/31 ..................... 125 110,416
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.95%, 11/15/38 ................ 97 94,851
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.48%, 09/09/24 ................ 1,000 1,005,625
DBGS Mortgage Trust, Series 2018-BIOD,
Class F, (1-mo. CME Term SOFR at 2.00%
Floor + 2.30%), 7.63%, 05/15/35
(b)
...... 402 392,065
DBUBS Mortgage Trust, Series 2017-BRBK,
Class F, 3.65%, 10/10/34
(b)
........... 220 156,926
ELP Commercial Mortgage Trust, Series 2021-
ELP, Class G, (1-mo. CME Term SOFR at
3.12% Floor + 3.23%), 8.56%, 11/15/38
(b)
. 265 252,931
Extended Stay America Trust
(b)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.70%, 07/15/38 ................ 650 643,093
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
8.30%, 07/15/38 ................ 476 472,784
Series 2021-ESH, Class F, (1-mo. CME
Term SOFR at 3.70% Floor + 3.81%),
9.15%, 07/15/38 ................ 207 205,997
GS Mortgage Securities Corp. II, Series 2023-
SHIP, Class E, 7.68%, 09/10/38
(b)
....... 1,400 1,375,543

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Corp. Trust, Series
2022-AGSS, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.69%), 8.03%,
11/15/27
(b)
...................... USD 709 $ 710,429
HONO Mortgage Trust
(b)
Series 2021-LULU, Class E, (1-mo. CME
Term SOFR at 3.35% Floor + 3.46%),
8.80%, 10/15/36 ................ 174 162,279
Series 2021-LULU, Class F, (1-mo. CME
Term SOFR at 4.40% Floor + 4.51%),
9.85%, 10/15/36 ................ 157 144,033
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.58%, 10/15/39
(b)
. 1,340 1,336,650
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.95%, 09/06/38 ..... 1,000 907,450
Series 2022-NLP, Class F, (1-mo. CME Term
SOFR at 3.54% Floor + 3.54%), 8.87%,
04/15/37 ..................... 752 541,058
Series 2022-OPO, Class D, 3.56%, 01/05/39 250 160,625
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 7.80%, 03/15/38
(b)
........... 605 583,962
MAD Mortgage Trust, Series 2017-330M, Class
E, 4.17%, 08/15/34
(b)
............... 151 109,335
Med Trust
(b)
Series 2021-MDLN, Class F, (1-mo. CME
Term SOFR at 4.00% Floor + 4.11%),
9.45%, 11/15/38 ................ 995 977,807
Series 2021-MDLN, Class G, (1-mo. CME
Term SOFR at 5.25% Floor + 5.36%),
10.70%, 11/15/38 ............... 1,227 1,196,433
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class G, (1-mo.
CME Term SOFR at 4.25% Floor + 4.22%),
9.55%, 12/15/34
(b)
................. 287 267,857
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 9.40%, 07/15/38
(b)
. 138 133,601
Morgan Stanley Capital I Trust
Series 2018-H3, Class C, 5.01%, 07/15/51 160 142,245
Series 2018-MP, Class E, 4.42%, 07/11/40
(b)
238 146,008
Series 2018-SUN, Class F, (1-mo. CME
Term SOFR at 2.80% Floor + 2.85%),
8.19%, 07/15/35
(b)
............... 340 327,985
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1-mo. CME Term SOFR at
5.29% Floor + 5.29%), 10.63%, 03/15/39
(b)
. 317 295,666
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.61%, 08/19/35
(b)
................. 1,000 1,002,500
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term SOFR
at 4.35% Floor + 4.46%), 9.80%, 07/15/38
(b)
100 20,941
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.52%, 05/15/37
(b)
................. 750 748,117
Wells Fargo Commercial Mortgage Trust, Series
2016-NXS5, Class B, 5.11%, 01/15/59 ... 250 234,252
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.12%,
11/15/27
(b)
...................... USD 1,113 $ 1,116,478
31,458,830
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)(b)
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/39 ....................... 61,975 1,816
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.45%,
10/15/48 ....................... 4,650 93,199
95,015
Total Non-Agency Mortgage-Backed Securities — 3 .0%
(Cost: $ 36,076,547 ) ............................... 34,288,275
Preferred Securities
Capital Trusts — 1.7%
Banks — 0.2%
(a)(j)
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
.... EUR 200 213,978
PNC Financial Services Group, Inc. (The) ,
Series T , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ......................... USD 1,750 1,506,413
US Bancorp , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ......................... 1,205 1,038,955
2,759,346
Capital Markets — 0.4%
(a)(j)
Bank of New York Mellon Corp. (The) , Series
H , (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% .. 1,575 1,484,394
Charles Schwab Corp. (The)
Series I , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ....................... 1,575 1,431,315
Series H , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ....................... 1,730 1,436,164
4,351,873
Consumer Finance — 0.5%
(a)(j)
Ally Financial, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ............ 2,800 2,269,294
American Express Co. , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.85%), 3.55% ................... 1,315 1,172,317
Capital One Financial Corp. , Series M , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ...... 1,250 1,082,750
Discover Financial Services , Series C , (3-mo.
CME Term SOFR + 3.34%), 5.50% ...... 1,500 1,233,972
5,758,333
Electric Utilities — 0.2%
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38%
(a) (j)
.......... 2,391 2,300,463
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (j)
...................... 105 101,850

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance — 0.1%
MetLife, Inc. , Series G , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(a) (j)
................. USD 825 $ 789,177
Multi-Utilities — 0.1%
Dominion Energy, Inc. , Series C , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a) (j)
.......... 790 713,347
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP
(a)(j)
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ....................... 98 94,695
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ....................... 2,000 1,933,302
2,027,997
Total Capital Trusts — 1 .7%
(Cost: $ 20,961,910 ) ............................... 18,802,386
Shares
Shares
Preferred Stocks — 0.1%
Consumer Finance — 0.1%
SLM Corp. (Preference) , Series B , (3-mo. CME
Term SOFR + 1.70%), 7.35%
(a) (j)
........ 11,500 805,000
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 3,490 267,538
Total Preferred Stocks — 0 .1%
(Cost: $ 993,465 ) ................................. 1,072,538
Trust Preferreds — 0.1%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (3-mo. CME Term
SOFR at 14.50% Cap + 1.81%),
7.19% , 12/21/65
(a) (b)
................ 896,000 691,918
Consumer Finance — 0.0%
ILFC E-Capital Trust II , (3-mo. CME
Term SOFR at 14.50% Cap + 2.06%),
7.44% , 12/21/65
(a) (b)
................ 397,000 314,378
Total Trust Preferreds — 0 .1%
(Cost: $ 1,257,797 ) ............................... 1,006,296
Total Preferred Securities — 1 .9%
(Cost: $ 23,213,172 ) ............................... 20,881,220
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class
CFX , (1-mo. LIBOR USD + 0.00%),
3.79% , 04/25/28
(a) (b)
................ 334 287,946
Total U.S. Government Sponsored Agency Securities — 0 .0%
(Cost: $ 326,264 ) ................................. 287,946
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 06/30/27 , Strike Price USD
10.00 )
(d) (e)
....................... 501 $ —
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. (Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(d)
..... 119 1,622
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 1,622
Total Long-Term Investments — 99.4%
(Cost: $ 1,114,291,683 ) ............................ 1,125,334,674
Short-Term Securities
Money Market Funds — 11.0%
(q)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.21% .................... 84,259,444 84,259,444
SL Liquidity Series, LLC, Money Market Series ,
5.49%
(t)
........................ 39,681,617 39,697,490
Total Money Market Funds — 11 .0%
(Cost: $ 123,956,880 ) .............................. 123,956,934
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills , 5.34% , 05/09/24
(u)
...... USD 186 183,381
Total U.S. Treasury Obligations — 0 .0%
(Cost: $ 183,364 ) ................................. 183,381
Total Short-Term Securities — 11.0%
(Cost: $ 124,140,244 ) .............................. 124,140,315
Total Options Purchased — 0 .1%
( Cost: $ 744,470 ) ................................. 894,580
Total Investments Before Options Written — 110 .5%
(Cost: $ 1,239,176,397 ) ............................ 1,250,369,569
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (451,361) ) .................... (538,994)
Total Investments Net of Options Written — 110 .4%
(Cost: $ 1,238,725,036 ) ............................ 1,249,830,575
Liabilities in Excess of Other Assets — (10.4) % ............ (117,466,627)
Net Assets — 100.0% ...............................
$ 1,132,363,948

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $46,155, representing less than 0.05% of its net assets as of period end, and an original cost of $13,651.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Issuer filed for bankruptcy and/or is in default.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Convertible security.
(l)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)
When-issued security.
(n)
Zero-coupon bond.
(o)
Rounds to less than 1,000.
(p)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)
Affiliate of the Fund.
(r)
All or a portion of this security is on loan.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(u)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 118,668,905 $ — $ (34,409,461)
(a)
$ — $ — $ 84,259,444 84,259,444 $ 1,224,410 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 40,024,885 — (330,118)
(a)
5,002 (2,279) 39,697,490 39,681,617 228,960
(b)
—
BlackRock Allocation Target
Shares - BATS Series A
(c)
. 27,691,088 — (27,580,310) (2,205,343) 2,094,565 — — 342,760 —
BlackRock Floating Rate
Income Portfolio, Class K
Shares .............. 11,022,489 502,412 (11,186,522) (172,322) 243,354 409,411 42,295 502,394 —
iShares Core Dividend Growth
ETF ................ 55,386,619 72,498,029 (66,474,362) (548,201) 2,136,700 62,998,785 1,155,941 405,340 —
iShares Core S&P 500 ETF
(c)
. — 21,626,369 (23,404,521) 1,778,152 — — — — —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 39,386,612 11,363,971 (22,767,271) (1,117,848) 2,205,419 29,070,883 375,205 1,149,530 —
$ (2,260,560) $ 6,677,759 $ 216,436,013 $ 3,853,394 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 494 03/15/24 $ 120,301 $ 1,169,153
U.S. Treasury 10-Year Note ................................................... 419 03/19/24 47,079 1,301,523
U.S. Treasury Ultra Bond ..................................................... 8 03/19/24 1,035 61,673
U.S. Treasury 5-Year Note .................................................... 1,323 03/28/24 143,473 2,625,662
5,158,011
Short Contracts
EUR Currency ............................................................ 299 03/18/24 40,591 9,790
GBP Currency ............................................................ 433 03/18/24 34,410 (319,080)
JPY Currency ............................................................ 33 03/18/24 2,839 46,516
U.S. Treasury Long Bond ..................................................... 1 03/19/24 123 (6,759)
U.S. Treasury 2-Year Note .................................................... 1 03/28/24 206 (1,736)
(271,269)
$ 4,886,742
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 16,839,984 EUR 15,510,000 Barclays Bank plc 02/15/24 $ 69,090
USD 28,022,623 EUR 25,490,000 Morgan Stanley & Co. International plc 02/15/24 460,401
USD 303,928 EUR 280,000 UBS AG 02/15/24 1,165
USD 3,485,269 GBP 2,730,000 Morgan Stanley & Co. International plc 02/15/24 25,183
USD 4,098,846 GBP 3,220,000 Standard Chartered Bank 02/15/24 17,718
USD 213,879 EUR 196,581 Nomura International plc 03/14/24 1,061
USD 218,781 EUR 201,383 Royal Bank of Canada 03/14/24 764
AED 22,000 USD 5,991 Natwest Markets plc 04/15/24 —
AED 18,000 USD 4,902 Standard Chartered Bank 04/15/24 —
USD 157,729 AED 579,000 Natwest Markets plc 04/15/24 60
USD 148,528 CHF 125,000 Natwest Markets plc 04/15/24 2,531
USD 470,154 EUR 427,000 Natwest Markets plc 04/15/24 7,259
USD 497,451 GBP 389,000 Standard Chartered Bank 04/15/24 4,205
589,437
EUR 149,750 USD 164,185 Morgan Stanley & Co. International plc 03/14/24 (2,067)
USD 2,477,223 EUR 2,293,977 Barclays Bank plc 03/14/24 (6,224)
AUD 138,000 USD 92,990 Natwest Markets plc 04/15/24 (2,243)
CAD 331,000 USD 248,133 Natwest Markets plc 04/15/24 (1,702)
GBP 17,000 USD 21,660 Natwest Markets plc 04/15/24 (104)
JPY 63,208,000 USD 443,403 Standard Chartered Bank 04/15/24 (8,990)
KRW 95,040,000 USD 72,326 Standard Chartered Bank 04/15/24 (817)
NZD 756,000 USD 474,454 Natwest Markets plc 04/15/24 (12,328)
SGD 28,000 USD 21,147 Natwest Markets plc 04/15/24 (208)
USD 70,597 HKD 551,000 Standard Chartered Bank 04/15/24 (18)
USD 91,329 JPY 13,331,000 Natwest Markets plc 04/15/24 (292)
(34,993)
$ 554,444

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index .......... Bank of America NA 13,761 04/19/24 USD 4,750.00 USD 66,681 $ 894,580
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index ............. Bank of America NA 13,761 04/19/24 USD 4,600.00 USD 66,681 $ (538,994)
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 03/20/24 USD 611 $ 7,330 $ (3,180) $ 10,510
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 03/20/24 USD 622 (5,533) (2,740) (2,793)
$ 1,797 $ (5,920) $ 7,717
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .33%
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
OTC Swaps ..................................................... $ — $ (5,920) $ 10,510 $ (2,793) $ —
Options Written ................................................... N/A N/A — (87,633) (538,994)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 1,169,153 $ 56,306 $ 3,988,858 $ — $ 5,214,317
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 589,437 — — 589,437
Options purchased
Investments at value — unaffiliated
(b)
............ — — 894,580 — — — 894,580
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — — — 10,510 — 10,510
$ — $ — $ 2,063,733 $ 645,743 $ 3,999,368 $ — $ 6,708,844
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ 319,080 $ 8,495 $ — $ 327,575
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 34,993 — — 34,993
Options written
Options written at value ..................... — — 538,994 — — — 538,994
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — — — 8,713 — 8,713
$ — $ — $ 538,994 $ 354,073 $ 17,208 $ — $ 910,275
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 6,935,593 $ 521,544 $ (7,060,816) $ — $ 396,321
Forward foreign currency exchange contracts .... — — — 510,113 — — 510,113
Options purchased
(a)
..................... — — 3,517,549 — — — 3,517,549
Options written ........................ — — (818,654) — — — (818,654)
Swaps .............................. — — 245,200 — (12,029) — 233,171
$ — $ — $ 9,879,688 $ 1,031,657 $ (7,072,845) $ — $ 3,838,500
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (1,617,736) $ 153,010 $ 7,102,196 $ — $ 5,637,470
Forward foreign currency exchange contracts .... — — — 27,154 — — 27,154
Options purchased
(b)
..................... — — 150,110 — — — 150,110
Options written ........................ — — (87,633) — — — (87,633)
Swaps .............................. — — 14,891 — 7,717 — 22,608
$ — $ — $ (1,540,368) $ 180,164 $ 7,109,913 $ — $ 5,749,709
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 302,540,370
Average notional value of contracts — short ................................................................................. $ 55,457,849
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 44,737,210
Average amounts sold — in USD ........................................................................................ $ 1,572,965
Options
Average value of option contracts purchased ................................................................................ $ 451,455
Average value of option contracts written ................................................................................... $ 269,497
Total return swaps
Average notional value ............................................................................................... $ 1,163,708
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 999,632 $ 2,855,159
Forward f oreign currency exchange contracts ................................................................. 589,437 34,993
Options
(a)
......................................................................................... 894,580 538,994
Swaps — OTC
(b)
..................................................................................... 10,510 8,713
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,494,159 $ 3,437,859
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(999,632) (2,855,159)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,494,527 $ 582,700
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 894,580 $ (538,994) $ — $ — $ 355,586
Barclays Bank plc ................................ 69,090 (6,224) — — 62,866
BNP Paribas SA ................................. 10,510 (8,713) — — 1,797
Morgan Stanley & Co. International plc .................. 485,584 (2,067) — — 483,517
Natwest Markets plc .............................. 9,850 (9,850) — — —
Nomura International plc ........................... 1,061 — — — 1,061
Royal Bank of Canada ............................. 764 — — — 764
Standard Chartered Bank ........................... 21,923 (9,825) — — 12,098
UBS AG ...................................... 1,165 — — — 1,165
$ 1,494,527 $ (575,673) $ — $ — $ 918,854
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Bank of America NA .............................. $ 538,994 $ (538,994) $ — $ — $ —
Barclays Bank plc ................................ 6,224 (6,224) — — —
BNP Paribas SA ................................. 8,713 (8,713) — — —
Morgan Stanley & Co. International plc .................. 2,067 (2,067) — — —
Natwest Markets plc .............................. 16,877 (9,850) — — 7,027
Standard Chartered Bank ........................... 9,825 (9,825) — — —
$ 582,700 $ (575,673) $ — $ — $ 7,027

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 137,173,861 $ — $ 137,173,861
Common Stocks
Aerospace & Defense .................................... 3,246,220 1,686,698 — 4,932,918
Air Freight & Logistics .................................... 1,481,152 — — 1,481,152
Automobile Components .................................. 599,907 — — 599,907
Automobiles .......................................... 1,074,566 — — 1,074,566
Banks ............................................... 9,453,923 1,762,562 11 11,216,496
Beverages ........................................... 371,307 1,236,314 — 1,607,621
Biotechnology ......................................... 2,031,655 — — 2,031,655
Broadline Retail ........................................ 513,129 — — 513,129
Building Products ....................................... 3,808,763 — — 3,808,763
Capital Markets ........................................ 5,041,148 — — 5,041,148
Chemicals ............................................ 1,059,987 1,712,645 — 2,772,632
Commercial Services & Supplies ............................. 2,273,413 — — 2,273,413
Communications Equipment ................................ 1,419,392 — — 1,419,392
Construction & Engineering ................................ — 400,536 — 400,536
Consumer Finance ...................................... 1,873,400 — — 1,873,400
Consumer Staples Distribution & Retail ........................ 3,536,954 — 200 3,537,154
Containers & Packaging .................................. 2,021,163 — — 2,021,163
Distributors ........................................... 117,797 — — 117,797
Diversified REITs ....................................... — 1,554,623 — 1,554,623
Diversified Telecommunication Services ........................ 3,594,737 3,470,382 — 7,065,119
Electric Utilities ........................................ 11,155,596 1,163,737 — 12,319,333
Electrical Equipment ..................................... 482,508 — — 482,508
Electronic Equipment, Instruments & Components ................. 1,608,851 — — 1,608,851
Energy Equipment & Services .............................. 2,021,021 — — 2,021,021
Financial Services ...................................... 3,323,586 — 82,469 3,406,055
Food Products ......................................... 3,640,742 2,320,604 — 5,961,346
Gas Utilities ........................................... — 271,068 — 271,068
Ground Transportation ................................... 4,358,149 162,433 — 4,520,582
Health Care Equipment & Supplies ........................... 4,734,438 2,540,415 — 7,274,853
Health Care Providers & Services ............................ 9,263,960 — 37,550 9,301,510
Health Care REITs ...................................... 7,648,939 1,015,121 — 8,664,060
Hotels, Restaurants & Leisure .............................. 392,446 — — 392,446
Household Durables ..................................... 1,101,101 1,631,017 — 2,732,118
Household Products ..................................... — 488,320 — 488,320
Independent Power and Renewable Electricity Producers ............ 144,849 148,621 — 293,470
Industrial Conglomerates .................................. — 249,917 — 249,917
Industrial REITs ........................................ 3,987,745 4,344,859 — 8,332,604
Insurance ............................................ 5,251,700 3,210,339 — 8,462,039
IT Services ........................................... 3,372,245 1,929,217 — 5,301,462
Leisure Products ....................................... 554,114 — — 554,114
Life Sciences Tools & Services .............................. 365,514 — — 365,514
Machinery ............................................ 3,415,793 856,343 — 4,272,136
Media ............................................... 1,926,033 220,760 — 2,146,793
Multi-Utilities .......................................... 3,783,930 1,047,881 — 4,831,811
Office REITs .......................................... 3,118,286 — — 3,118,286
Oil, Gas & Consumable Fuels ............................... 6,567,944 5,025,679 5 11,593,628
Personal Care Products .................................. 442,933 — — 442,933

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio

Level 1 Level 2 Level 3 Total
Pharmaceuticals ....................................... $ 1,634,888 $ 9,206,446 $ — $ 10,841,334
Professional Services .................................... 5,988,357 2,150,590 — 8,138,947
Real Estate Management & Development ....................... 670,957 4,125,608 — 4,796,565
Residential REITs ....................................... 4,402,353 — — 4,402,353
Retail REITs .......................................... — 1,943,578 — 1,943,578
Semiconductors & Semiconductor Equipment .................... 3,267,916 3,726,660 — 6,994,576
Software ............................................. 7,661,400 — — 7,661,400
Specialized REITs ...................................... 13,747,418 — — 13,747,418
Specialty Retail ........................................ 664,386 — — 664,386
Technology Hardware, Storage & Peripherals .................... 2,668,974 1,526,457 — 4,195,431
Textiles, Apparel & Luxury Goods ............................ 595,815 1,654,965 — 2,250,780
Tobacco ............................................. 1,940,647 1,356,836 — 3,297,483
Trading Companies & Distributors ............................ 293,253 — — 293,253
Transportation Infrastructure ............................... 655,082 5,879,124 — 6,534,206
Water Utilities ......................................... — 273,308 — 273,308
Wireless Telecommunication Services ......................... 465,331 896,194 — 1,361,525
Corporate Bonds ........................................ — 178,959,823 — 178,959,823
Equity-Linked Notes ...................................... — 330,810,709 — 330,810,709
Floating Rate Loan Interests
Aerospace & Defense .................................... — 1,978,023 — 1,978,023
Automobile Components .................................. — 390,844 — 390,844
Automobiles .......................................... — 168,976 — 168,976
Beverages ........................................... — 587,793 — 587,793
Broadline Retail ........................................ — 736,214 32,733 768,947
Building Products ....................................... — 512,576 117,732 630,308
Capital Markets ........................................ — 1,564,152 — 1,564,152
Chemicals ............................................ — 2,444,130 — 2,444,130
Commercial Services & Supplies ............................. — 2,499,446 69,997 2,569,443
Communications Equipment ................................ — 355,239 — 355,239
Construction & Engineering ................................ — 645,836 — 645,836
Construction Materials .................................... — 473,340 — 473,340
Consumer Staples Distribution & Retail ........................ — 235,567 — 235,567
Containers & Packaging .................................. — 726,455 — 726,455
Distributors ........................................... — 149,714 174,840 324,554
Diversified Consumer Services .............................. — 1,372,620 — 1,372,620
Diversified REITs ....................................... — 80,212 — 80,212
Diversified Telecommunication Services ........................ — 2,265,981 95,134 2,361,115
Electrical Equipment ..................................... — 143,572 — 143,572
Electronic Equipment, Instruments & Components ................. — 102,736 — 102,736
Energy Equipment & Services .............................. — 262,918 — 262,918
Entertainment ......................................... — 2,317,106 — 2,317,106
Financial Services ...................................... — 2,272,578 46,824 2,319,402
Food Products ......................................... — 2,028,862 — 2,028,862
Ground Transportation ................................... — 469,804 48,952 518,756
Health Care Equipment & Supplies ........................... — 1,112,037 100,688 1,212,725
Health Care Providers & Services ............................ — 1,329,690 — 1,329,690
Health Care Technology .................................. — 1,437,323 — 1,437,323
Hotels, Restaurants & Leisure .............................. — 4,420,590 — 4,420,590
Household Durables ..................................... — 902,166 — 902,166
Independent Power and Renewable Electricity Producers ............ — 389,020 — 389,020
Industrial Conglomerates .................................. — 199,500 — 199,500
Insurance ............................................ — 2,534,771 — 2,534,771
Interactive Media & Services ............................... — 148,945 423,065 572,010
IT Services ........................................... — 1,517,639 — 1,517,639
Leisure Products ....................................... — 226,305 — 226,305
Life Sciences Tools & Services .............................. — 1,046,502 — 1,046,502
Machinery ............................................ — 3,052,084 — 3,052,084
Media ............................................... — 999,366 126,682 1,126,048
Oil, Gas & Consumable Fuels ............................... — 822,115 446,625 1,268,740
Passenger Airlines ...................................... — 1,439,382 — 1,439,382
Personal Care Products .................................. — 655,002 — 655,002
Pharmaceuticals ....................................... — 1,411,909 — 1,411,909
Professional Services .................................... — 2,526,654 130,583 2,657,237
Real Estate Management & Development ....................... — 131,430 110,167 241,597
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Dynamic High Income Portfolio
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Semiconductors & Semiconductor Equipment .................... $ — $ 282,225 $ — $ 282,225
Software ............................................. — 4,677,459 185,694 4,863,153
Specialty Retail ........................................ — 842,806 — 842,806
Textiles, Apparel & Luxury Goods ............................ — 101,396 — 101,396
Trading Companies & Distributors ............................ — 947,099 105,901 1,053,000
Transportation Infrastructure ............................... — 262,443 103,792 366,235
Wireless Telecommunication Services ......................... — 240,349 100,323 340,672
Foreign Agency Obligations ................................. — 6,653,733 — 6,653,733
Foreign Government Obligations .............................. — 20,789,868 — 20,789,868
Investment Companies .................................... 92,479,079 — — 92,479,079
Non-Agency Mortgage-Backed Securities ........................ — 34,288,275 — 34,288,275
Preferred Securities
Banks ............................................... — 2,759,346 — 2,759,346
Capital Markets ........................................ — 4,351,873 — 4,351,873
Commercial Services & Supplies ............................. — 691,918 — 691,918
Consumer Finance ...................................... 805,000 6,072,711 — 6,877,711
Electric Utilities ........................................ — 2,300,463 — 2,300,463
Household Products ..................................... — 267,538 — 267,538
Independent Power and Renewable Electricity Producers ............ — 101,850 — 101,850
Insurance ............................................ — 789,177 — 789,177
Multi-Utilities .......................................... — 713,347 — 713,347
Oil, Gas & Consumable Fuels ............................... — 2,027,997 — 2,027,997
U.S. Government Sponsored Agency Securities .................... — 287,946 — 287,946
Warrants .............................................. 1,622 — — 1,622
Short-Term Securities
Money Market Funds ...................................... 84,259,444 — — 84,259,444
U.S. Treasury Obligations ................................... — 183,381 — 183,381
Options Purchased
Equity contracts .......................................... — 894,580 — 894,580
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (31) — (31)
$ 348,382,958 $ 859,749,123 $ 2,539,967 $ 1,210,672,048
Investments valued at NAV
(b)
...................................... 39,697,490
$ 1,250,369,538
Derivative Financial Instruments
(c)
Assets
Equity contracts ........................................... $ 1,169,153 $ — $ — $ 1,169,153
Foreign currency exchange contracts ............................ 56,306 589,437 — 645,743
Interest rate contracts ....................................... 3,988,858 10,510 — 3,999,368
Liabilities
Equity contracts ........................................... — (538,994) — (538,994)
Foreign currency exchange contracts ............................ (319,080) (34,993) — (354,073)
Interest rate contracts ....................................... (8,495) (2,793) — (11,288)
$ 4,886,742 $ 23,167 $ — $ 4,909,909
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB BSL CLO 2 Ltd., Series 2021-2A, Class A,
(3-mo. CME Term SOFR at 1.10% Floor +
1.36%), 6.68%, 04/15/34
(a) (b)
.......... USD 15,000 $ 14,975,727
Accredited Mortgage Loan Trust, Series 2004-4,
Class M2, (1-mo. CME Term SOFR at 1.58%
Floor + 1.69%), 5.20%, 01/25/35
(a)
...... 276 274,187
AGL CLO 3 Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.73%, 01/15/33
(a) (b)
.......... 2,000 2,000,396
AGL CLO 5 Ltd., Series 2020-5A, Class A1R,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 6.74%, 07/20/34
(a) (b)
.......... 4,000 4,005,646
AIMCO CLO
(a)(b)
Series 2015-AA, Class BR2, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.18%, 10/17/34 ................ 1,500 1,501,641
Series 2015-AA, Class CR2, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 10/17/34 ................ 3,000 2,992,344
Series 2015-AA, Class DR2, (3-mo. CME
Term SOFR at 3.05% Floor + 3.31%),
8.63%, 10/17/34 ................ 4,500 4,471,725
AIMCO CLO 10 Ltd.
(a)(b)
Series 2019-10A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 07/22/32 ................ 7,500 7,452,101
Series 2019-10A, Class DR, (3-mo. CME
Term SOFR at 2.90% Floor + 3.16%),
8.48%, 07/22/32 ................ 3,500 3,505,520
AIMCO CLO 11 Ltd., Series 2020-11A, Class
CR, (3-mo. CME Term SOFR at 2.00% Floor
+ 2.26%), 7.58%, 10/17/34
(a) (b)
......... 4,500 4,488,795
AIMCO CLO 12 Ltd., Series 2020-12A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 7.02%, 01/17/32
(a) (b)
......... 10,000 9,992,000
AIMCO CLO 15 Ltd., Series 2021-15A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 7.53%, 10/17/34
(a) (b)
.......... 1,500 1,493,892
Allegro CLO II-S Ltd., Series 2014-1RA, Class
B, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.73%, 10/21/28
(a) (b)
.......... 1,300 1,298,965
Allegro CLO VI Ltd., Series 2017-2A, Class B,
(3-mo. CME Term SOFR at 1.50% Floor +
1.76%), 7.08%, 01/17/31
(a) (b)
.......... 1,000 999,229
Allegro CLO VII Ltd., Series 2018-1A, Class B,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 7.23%, 06/13/31
(a) (b)
.......... 1,000 996,400
Allegro CLO XI Ltd., Series 2019-2A, Class
A1A, (3-mo. CME Term SOFR at 1.39%
Floor + 1.65%), 6.96%, 01/19/33
(a) (b)
..... 2,000 2,001,591
ALM Ltd., Series 2020-1A, Class A2, (3-mo.
CME Term SOFR + 2.11%), 7.43%,
10/15/29
(a) (b)
..................... 3,500 3,504,824
AMMC CLO 21 Ltd., Series 2017-21A, Class A,
(3-mo. CME Term SOFR + 1.51%), 6.89%,
11/02/30
(a) (b)
..................... 1,223 1,222,942
AMSR Trust
(b)
Series 2019-SFR1, Class G, 4.86%,
01/19/39 ..................... 1,900 1,767,367
Series 2019-SFR1, Class H, 6.04%,
01/19/39 ..................... 2,417 2,296,773
Series 2020-SFR1, Class E, 3.22%,
04/17/37 ..................... 10,250 9,823,244
Series 2020-SFR1, Class F, 3.57%,
04/17/37 ..................... 19,850 19,023,803
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-SFR1, Class G, 4.31%,
04/17/37 ..................... USD 7,500 $ 7,208,660
Series 2020-SFR2, Class E2, 4.28%,
07/17/37 ..................... 2,000 1,931,387
Series 2020-SFR2, Class I, 5.25%, 07/17/37 9,400 8,886,755
Series 2020-SFR3, Class H, 6.50%,
09/17/37 ..................... 1,958 1,891,345
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ..................... 3,441 3,288,278
Series 2021-SFR3, Class F, 3.23%,
10/17/38 ..................... 11,000 9,784,080
Anchorage Capital CLO 11 Ltd., Series 2019-
11A, Class CR, (3-mo. CME Term SOFR at
2.30% Floor + 2.56%), 7.88%, 07/22/32
(a) (b)
700 697,406
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class AR, (3-mo. CME Term SOFR at
1.20% Floor + 1.46%), 6.78%, 07/20/34
(a) (b)
7,000 6,997,200
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class A1, (3-mo. CME Term SOFR +
1.41%), 6.73%, 04/15/34
(a) (b)
.......... 1,000 998,488
Anchorage Capital CLO 20 Ltd.
(a)(b)
Series 2021-20A, Class A1, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.78%, 01/20/35 ................ 1,300 1,299,853
Series 2021-20A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.38%,
01/20/35 ..................... 1,500 1,496,246
Anchorage Capital CLO 25 Ltd., Series 2022-
25A, Class C, (3-mo. CME Term SOFR at
2.35% Floor + 2.35%), 7.67%, 04/20/35
(a) (b)
5,000 4,976,567
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class B, (3-mo. CME Term SOFR +
1.76%), 7.08%, 01/28/31
(a) (b)
.......... 3,400 3,403,166
Anchorage Capital CLO 9 Ltd., Series 2016-9A,
Class BR2, (3-mo. CME Term SOFR at
1.75% Floor + 2.01%), 7.33%, 07/15/32
(a) (b)
1,000 996,998
Anchorage Capital CLO Ltd.
(a)(b)
Series 2018-10A, Class A1A, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
6.78%, 10/15/31 ................ 7,155 7,157,496
Series 2018-10A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
10/15/31 ..................... 3,000 3,000,820
Series 2018-10A, Class D, (3-mo. CME Term
SOFR at 3.15% Floor + 3.41%), 8.73%,
10/15/31 ..................... 1,500 1,476,788
Apidos CLO XII, Series 2013-12A, Class AR,
(3-mo. CME Term SOFR + 1.34%), 6.66%,
04/15/31
(a) (b)
..................... 2,223 2,227,821
Apidos CLO XV
(a)(b)
Series 2013-15A, Class CRR, (3-mo. CME
Term SOFR + 2.11%), 7.43%, 04/20/31 . 3,000 2,981,261
Series 2013-15A, Class DRR, (3-mo. CME
Term SOFR + 2.96%), 8.28%, 04/20/31 . 2,000 1,960,121
Apidos CLO XX, Series 2015-20A, Class BRR,
(3-mo. CME Term SOFR + 2.21%), 7.53%,
07/16/31
(a) (b)
..................... 1,750 1,746,803
Apidos CLO XXII, Series 2015-22A, Class CR,
(3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.53%, 04/20/31
(a) (b)
.......... 1,000 987,566
Apidos CLO XXIX
(a)(b)
Series 2018-29A, Class A2, (3-mo. CME
Term SOFR + 1.81%), 7.14%, 07/25/30 . 1,000 1,000,415
Series 2018-29A, Class B, (3-mo. CME Term
SOFR + 2.16%), 7.49%, 07/25/30 .... 1,000 995,817

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Apidos CLO XXV Ltd., Series 2016-25A, Class
A1R, (3-mo. CME Term SOFR at 1.17%
Floor + 1.43%), 6.75%, 10/20/31
(a) (b)
..... USD 4,488 $ 4,494,753
Apidos CLO XXXIII, Series 2020-33A, Class
AR, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 6.73%, 10/24/34
(a) (b)
......... 1,300 1,300,100
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.73%, 01/20/35
(a) (b)
..... 14,000 13,998,891
Apidos CLO XXXVI, Series 2021-36A, Class D,
(3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 8.48%, 07/20/34
(a) (b)
.......... 1,000 1,001,235
Aqueduct European CLO DAC, Series 2017-2X,
Class E, (3-mo. EURIBOR at 4.40% Floor +
4.40%), 8.34%, 10/15/30
(a) (c)
.......... EUR 219 234,867
Ares L CLO Ltd., Series 2018-50A, Class BR,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 7.18%, 01/15/32
(a) (b)
.......... USD 6,000 6,001,184
Ares LIII CLO Ltd., Series 2019-53A, Class C,
(3-mo. CME Term SOFR at 2.65% Floor +
2.91%), 8.23%, 04/24/31
(a) (b)
.......... 4,500 4,500,326
Ares LV CLO Ltd., Series 2020-55A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.28%, 07/15/34
(a) (b)
.......... 1,000 1,001,500
Ares LXI CLO Ltd., Series 2021-61A, Class A,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.73%, 10/20/34
(a) (b)
.......... 7,500 7,499,786
Ares XLVII CLO Ltd., Series 2018-47A, Class
SUB, (3-mo. LIBOR USD + 0.00%), 0.00%,
04/15/30
(a) (b)
..................... 4,500 1,146,600
Ares XLVIII CLO Ltd., Series 2018-48A, Class
C, (3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.38%, 07/20/30
(a) (b)
.......... 1,000 992,337
Ares XXXIR CLO Ltd., Series 2014-31RA,
Class A2, (3-mo. CME Term SOFR at 1.30%
Floor + 1.56%), 6.94%, 05/24/30
(a) (b)
..... 1,000 998,850
Ares XXXVII CLO Ltd.
(a)(b)
Series 2015-4A, Class A1R, (3-mo. CME
Term SOFR + 1.43%), 6.75%, 10/15/30 . 2,303 2,304,016
Series 2015-4A, Class A3R, (3-mo. CME
Term SOFR + 1.76%), 7.08%, 10/15/30 . 1,500 1,505,550
Series 2015-4A, Class BR, (3-mo. CME
Term SOFR + 2.06%), 7.38%, 10/15/30 . 1,017 1,017,003
Ares XXXVR CLO Ltd., Series 2015-35RA,
Class A2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.66%), 6.98%, 07/15/30
(a) (b)
..... 1,500 1,503,696
Arini European CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 6.04% Floor + 6.04%),
9.97%, 07/15/36
(a) (c)
................ EUR 410 444,696
Atlas Senior Loan Fund VII Ltd., Series 2016-
7A, Class A2R, (3-mo. CME Term SOFR at
1.55% Floor + 1.81%), 7.19%, 11/27/31
(a) (b)
USD 5,500 5,462,863
Atlas Senior Loan Fund XI Ltd., Series 2018-
11A, Class A1L, (3-mo. CME Term SOFR +
1.36%), 6.69%, 07/26/31
(a) (b)
.......... 1,693 1,696,265
Atlas Senior Loan Fund XII Ltd., Series 2018-
12A, Class A1, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.76%, 10/24/31
(a) (b)
1,592 1,595,061
Atrium VIII, Series 8A, Class SUB, 0.00%,
10/23/24
(a) (b)
..................... 11,500 5,175
Atrium XIV LLC, Series 14A, Class C, (3-mo.
CME Term SOFR at 1.95% Floor + 2.21%),
7.53%, 08/23/30
(a) (b)
................ 1,000 999,179
Atrium XV, Series 15A, Class B, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.33%, 01/23/31
(a) (b)
................ 1,000 1,002,100
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Aurium CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.92%, 06/23/34
(a) (c)
................ EUR 250 $ 260,540
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
8.07%, 04/15/31
(a) (c)
................ 670 696,941
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2019-2A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.73%, 10/17/32 ................ USD 1,000 992,593
Series 2021-3A, Class A, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 6.74%,
07/24/34 ..................... 6,750 6,755,313
Series 2021-7A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.68%,
01/22/35 ..................... 2,250 2,243,937
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.15%,
04/18/35 ..................... 5,000 4,987,000
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.50%,
04/18/35 ..................... 7,000 6,898,919
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.50%,
04/18/35 ..................... 2,500 2,419,246
Ballyrock CLO Ltd.
(a)(b)
Series 2020-2A, Class BR, (3-mo. CME
Term SOFR at 1.95% Floor + 2.21%),
7.53%, 10/20/31 ................ 4,500 4,489,465
Series 2020-2A, Class CR, (3-mo. CME
Term SOFR at 2.95% Floor + 3.21%),
8.53%, 10/20/31 ................ 2,000 1,991,242
Bardot CLO Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.48%, 10/22/32
(a) (b)
.......... 3,250 3,230,590
Battalion CLO 18 Ltd., Series 2020-18A, Class
DR, (3-mo. CME Term SOFR at 3.45% Floor
+ 3.71%), 9.03%, 10/15/36
(a) (b)
......... 2,000 1,909,917
Battalion CLO X Ltd., Series 2016-10A, Class
BR2, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.63%, 01/25/35
(a) (b)
..... 2,000 1,983,050
Battalion CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
04/15/34 ..................... 3,000 2,954,815
Series 2021-19A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.83%,
04/15/34 ..................... 3,000 2,894,408
Battalion CLO XVI Ltd., Series 2019-16A, Class
AR, (3-mo. CME Term SOFR at 1.12% Floor
+ 1.38%), 6.70%, 12/19/32
(a) (b)
......... 5,000 5,001,613
Bear Stearns Asset-Backed Securities I Trust
(a)
Series 2005-HE1, Class M2, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.59%, 01/25/35 ................ 362 364,572
Series 2006-HE7, Class 1A2, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.79%, 09/25/36 ................ 383 378,622
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.59%, 03/25/37 ................ 1,949 1,770,825
Series 2007-HE2, Class 23A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.59%, 03/25/37 ................ 1,894 1,726,599

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2007-HE3, Class 2A, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.59%, 04/25/37 ................ USD 3,434 $ 5,031,219
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE3, Class M2, (1-mo. CME
Term SOFR at 1.73% Floor + 1.84%),
5.33%, 04/25/34
(a)
................. 1,446 1,431,275
Benefit Street Partners CLO VIII Ltd., Series
2015-8A, Class A1AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 6.68%,
01/20/31
(a) (b)
..................... 1,169 1,169,786
Benefit Street Partners CLO XIX Ltd.
(a)(b)
Series 2019-19A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.61%), 6.93%,
01/15/33 ..................... 7,000 7,026,639
Series 2019-19A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
01/15/33 ..................... 4,250 4,257,112
Benefit Street Partners CLO XV Ltd.
(a)(b)
Series 2018-15A, Class A1, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
6.71%, 07/18/31 ................ 1,989 1,988,436
Series 2018-15A, Class A2A, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.26%, 07/18/31 ................ 1,000 997,551
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class B1, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.37%,
01/19/35 ..................... 7,500 7,512,000
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.82%,
01/19/35 ..................... 5,000 4,981,755
Birch Grove CLO Ltd., Series 19A, Class CR,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 7.85%, 06/15/31
(a) (b)
.......... 2,000 1,999,965
BlueMountain CLO DAC, Series 2021-1X,
Class E, (3-mo. EURIBOR at 5.41% Floor +
5.41%), 9.35%, 04/15/34
(a) (c)
.......... EUR 300 318,804
BlueMountain CLO Ltd., Series 2013-2A, Class
A1R, (3-mo. CME Term SOFR at 1.18%
Floor + 1.44%), 6.76%, 10/22/30
(a) (b)
..... USD 572 573,369
BlueMountain Fuji Eur CLO IV DAC, Series 4X,
Class ER, (3-mo. EURIBOR at 6.21% Floor
+ 6.21%), 10.17%, 02/25/34
(a) (c)
........ EUR 700 737,563
Bridge Street CLO II Ltd., Series 2021-1A,
Class A2, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 7.33%, 07/20/34
(a) (b)
..... USD 5,000 5,013,981
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
8.19%, 01/15/34
(a) (c)
................ EUR 750 810,236
Buckhorn Park CLO Ltd.
(a)(b)
Series 2019-1A, Class B1R, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.21%, 07/18/34 ................ USD 9,000 9,024,270
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.56%, 07/18/34 ................ 2,500 2,495,879
Cairn CLO XVI DAC, Series 2023-16X, Class
D, (3-mo. EURIBOR at 5.20% Floor +
5.20%), 9.14%, 01/15/37
(a) (c)
.......... EUR 215 232,336
Canyon Capital CLO Ltd.
(a)(b)
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR + 2.16%), 7.48%, 07/15/31 . USD 1,500 1,486,882
Series 2016-2A, Class BR, (3-mo. CME
Term SOFR + 2.01%), 7.33%, 10/15/31 . 1,250 1,249,083
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 07/15/30 ................ USD 5,000 $ 4,976,343
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 7.52%,
04/15/35 ..................... 2,000 1,977,083
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.48%,
07/15/31 ..................... 1,000 992,378
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 07/15/34 ................ 1,000 992,689
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.73%, 07/15/34 ................ 1,000 991,491
Series 2020-3A, Class C, (3-mo. CME Term
SOFR at 2.50% Floor + 2.76%), 8.08%,
01/15/34 ..................... 1,000 999,979
Carlyle C17 CLO Ltd., Series C17A, Class BR,
(3-mo. CME Term SOFR + 2.11%), 7.43%,
04/30/31
(a) (b)
..................... 1,000 990,012
Carlyle US CLO Ltd.
(a)(b)
Series 2017-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.18%, 04/20/31 ................ 2,700 2,702,970
Series 2019-3A, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 10/20/32 ................ 5,000 5,009,500
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 2.30% Floor + 2.56%),
7.88%, 10/20/32 ................ 4,000 3,992,220
Carrington Mortgage Loan Trust, Series 2006-
FRE1, Class A4, (1-mo. CME Term SOFR at
0.25% Floor + 0.36%), 5.70%, 04/25/36
(a)
. 2,876 2,461,276
CarVal CLO I Ltd., Series 2018-1A, Class D,
(3-mo. CME Term SOFR + 3.15%), 8.47%,
07/16/31
(a) (b)
..................... 1,995 1,965,166
CarVal CLO III Ltd., Series 2019-2A, Class CR,
(3-mo. CME Term SOFR at 2.21% Floor +
2.21%), 7.53%, 07/20/32
(a) (b)
.......... 7,000 6,956,726
CarVal CLO IV Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
07/20/34 ..................... 6,500 6,494,764
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.83%,
07/20/34 ..................... 5,000 5,039,122
CarVal CLO VC Ltd.
(a)(b)
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.78%,
10/15/34 ..................... 2,000 1,999,392
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.83%,
10/15/34 ..................... 3,000 2,880,261
Catskill Park CLO Ltd., Series 2017-1A, Class
C, (3-mo. CME Term SOFR + 3.96%),
9.28%, 04/20/29
(a) (b)
................ 1,000 999,976
CBAM Ltd.
(a)(b)
Series 2017-1A, Class A1, (3-mo. CME Term
SOFR + 1.51%), 6.83%, 07/20/30 .... 624 624,866
Series 2020-13A, Class A, (3-mo. CME Term
SOFR at 1.43% Floor + 1.69%), 7.01%,
01/20/34 ..................... 4,000 4,012,421

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Cedar Funding IV CLO Ltd., Series 2014-4A,
Class BRR, (3-mo. CME Term SOFR at
0.26% Floor + 1.91%), 7.23%, 07/23/34
(a) (b)
USD 5,000 $ 4,997,000
Cedar Funding IX CLO Ltd., Series 2018-9A,
Class SUB, 0.00%, 04/20/31
(a) (b)
........ 3,950 1,217,390
Cedar Funding V CLO Ltd., Series 2016-5A,
Class A1R, (3-mo. CME Term SOFR +
1.36%), 6.68%, 07/17/31
(a) (b)
.......... 1,617 1,617,981
Cedar Funding VI CLO Ltd., Series 2016-6A,
Class DRR, (3-mo. CME Term SOFR at
3.31% Floor + 3.57%), 8.89%, 04/20/34
(a) (b)
1,950 1,933,806
CIFC European Funding CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 7.14%, 07/15/32
(a) (c)
......... EUR 200 211,426
CIFC European Funding CLO III DAC, Series
3X, Class E, (3-mo. EURIBOR at 5.61%
Floor + 5.61%), 9.55%, 01/15/34
(a) (c)
..... 200 213,102
CIFC Funding Ltd.
(a)(b)
Series 2013-4A, Class A2RR, (3-mo. CME
Term SOFR at 1.30% Floor + 1.56%),
6.88%, 04/27/31 ................ USD 1,700 1,695,472
Series 2014-2RA, Class A3, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 04/24/30 ................ 500 500,001
Series 2014-3A, Class CR2, (3-mo. CME
Term SOFR + 2.61%), 7.93%, 10/22/31 . 1,000 999,230
Series 2015-1A, Class CRR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 01/22/31 ................ 1,000 995,544
Series 2016-1A, Class BRR, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.28%, 10/21/31 ................ 7,000 7,011,873
Series 2017-3A, Class A1, (3-mo. CME Term
SOFR + 1.48%), 6.80%, 07/20/30 .... 2,665 2,664,589
Series 2017-5A, Class B, (3-mo. CME Term
SOFR + 2.11%), 7.43%, 11/16/30 ..... 500 497,044
Series 2018-1A, Class B, (3-mo. CME Term
SOFR + 1.66%), 6.96%, 04/18/31 .... 1,000 999,296
Series 2018-4A, Class A1, (3-mo. CME Term
SOFR at 1.15% Floor + 1.41%), 6.73%,
10/17/31 ..................... 2,676 2,679,601
Series 2018-4A, Class B, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.68%,
10/17/31 ..................... 2,000 2,000,006
Series 2019-5A, Class A2RS, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.33%, 01/15/35 ................ 2,200 2,220,231
Series 2019-6A, Class A1, (3-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 6.91%,
01/16/33 ..................... 8,500 8,527,361
Series 2019-6A, Class D, (3-mo. CME Term
SOFR at 4.21% Floor + 4.21%), 9.53%,
01/16/33 ..................... 1,150 1,153,782
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.39%,
04/25/33 ..................... 10,500 10,395,303
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.58%,
07/15/36 ..................... 1,500 1,469,591
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.14% Floor + 1.40%), 6.72%,
10/15/34 ..................... 600 601,048
Citigroup Mortgage Loan Trust, Inc., Series
2006-WFH2, Class M3, (1-mo. CME Term
SOFR at 0.47% Floor + 0.58%), 5.92%,
08/25/36
(a)
...................... 2,892 2,652,160
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Clear Creek CLO Ltd.
(a)(b)
Series 2015-1A, Class AR, (3-mo. CME
Term SOFR + 1.46%), 6.78%, 10/20/30 . USD 3,382 $ 3,383,406
Series 2015-1A, Class BR, (3-mo. CME
Term SOFR + 1.86%), 7.18%, 10/20/30 . 3,000 2,997,155
Clover CLO LLC
(a)(b)
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 04/20/32 ................ 2,500 2,495,693
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.36%),
8.68%, 04/20/32 ................ 1,000 1,002,391
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.58%, 04/15/34 ................ 4,000 3,982,046
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.00% Floor + 3.26%),
8.58%, 04/15/34 ................ 3,100 3,073,207
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
07/20/34 ..................... 14,000 14,096,600
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
07/20/34 ..................... 5,000 5,000,020
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.63%,
07/20/34 ..................... 2,500 2,472,504
Series 2021-2A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.76%), 12.08%,
07/20/34 ..................... 1,325 1,319,151
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.34%,
01/25/35 ..................... 5,000 5,037,000
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.64%,
01/25/35 ..................... 3,000 3,000,015
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.69%,
01/25/35 ..................... 1,000 990,481
Clover CLO Ltd., Series 2019-2A, Class AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 6.69%, 10/25/33
(a) (b)
.......... 7,300 7,313,773
Conseco Finance Corp.
(a)
Series 1996-5, Class M1, 8.05%, 07/15/27 . 240 244,661
Series 1997-7, Class M1, 7.03%, 07/15/28 . 1,385 1,320,036
Contego CLO VII DAC, Series 7X, Class D,
(3-mo. EURIBOR at 3.95% Floor + 3.95%),
7.91%, 05/14/32
(a) (c)
................ EUR 200 214,277
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor + 0.45%),
5.79%, 07/25/37
(a) (b)
................ USD 1,192 753,567
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 7.08%, 12/15/34
(a) (c)
..... EUR 200 208,968
CVC Cordatus Loan Fund XXVII DAC, Series
27X, Class D2, (3-mo. EURIBOR at 6.58%
Floor + 6.58%), 10.52%, 04/15/35
(a) (c)
.... 400 434,880
Deer Creek CLO Ltd., Series 2017-1A, Class A,
(3-mo. CME Term SOFR + 1.44%), 6.76%,
10/20/30
(a) (b)
..................... USD 477 477,497
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.61%, 07/18/30
(a) (b)
..... 2,000 1,987,998

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 61 CLO Ltd., Series 2018-61A, Class
CR, (3-mo. CME Term SOFR at 1.75% Floor
+ 2.01%), 7.33%, 01/17/32
(a) (b)
......... USD 8,000 $ 7,910,180
Dryden Senior Loan Fund, Series 2017-47A,
Class CR, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.63%, 04/15/28
(a) (b)
..... 5,250 5,250,000
Eaton Vance CLO Ltd.
(a)(b)
Series 2013-1A, Class B3R, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.73%, 01/15/34 ................ 3,500 3,492,526
Series 2019-1A, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.68%, 04/15/31 ................ 2,500 2,497,588
Series 2020-1A, Class CR, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.63%, 10/15/34 ................ 3,500 3,491,155
Series 2020-1A, Class DR, (3-mo. CME
Term SOFR at 3.36% Floor + 3.36%),
8.68%, 10/15/34 ................ 3,000 2,994,253
Elevation CLO Ltd., Series 2017-8A, Class C,
(3-mo. CME Term SOFR + 2.31%), 7.64%,
10/25/30
(a) (b)
..................... 3,000 2,989,275
Elmwood CLO I Ltd.
(a)(b)
Series 2019-1A, Class AR, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.03%, 10/20/33 ................ 2,500 2,500,000
Series 2019-1A, Class DR, (3-mo. CME
Term SOFR at 4.40% Floor + 4.66%),
9.98%, 10/20/33 ................ 2,000 2,007,002
Elmwood CLO IV Ltd.
(a)(b)
Series 2020-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.28%,
04/15/33 ..................... 1,250 1,256,125
Series 2020-1A, Class D, (3-mo. CME Term
SOFR at 3.15% Floor + 3.41%), 8.73%,
04/15/33 ..................... 5,500 5,507,835
Elmwood CLO IX Ltd., Series 2021-2A, Class
C, (3-mo. CME Term SOFR at 1.90% Floor +
2.16%), 7.48%, 07/20/34
(a) (b)
.......... 1,500 1,490,397
Elmwood CLO V Ltd., Series 2020-2A, Class
DR, (3-mo. CME Term SOFR at 3.10% Floor
+ 3.36%), 8.68%, 10/20/34
(a) (b)
......... 2,000 2,005,432
Elmwood CLO VII Ltd., Series 2020-4A, Class
AR, (3-mo. CME Term SOFR at 1.63% Floor
+ 1.63%), 6.95%, 01/17/34
(a) (b)
......... 4,000 4,014,022
Elmwood CLO XI Ltd., Series 2021-4A, Class
D, (3-mo. CME Term SOFR at 2.95% Floor +
3.21%), 8.53%, 10/20/34
(a) (b)
.......... 2,000 1,964,441
Fidelity Grand Harbour CLO DAC
(a)(c)
Series 2023-1X, Class D, (3-mo. EURIBOR
at 5.90% Floor + 5.90%), 9.68%,
08/15/36 ..................... EUR 238 257,931
Series 2023-2X, Class D, (3-mo. EURIBOR
at 4.10% Floor + 4.10%), 0.00%,
04/15/38 ..................... 300 324,210
First Franklin Mortgage Loan Trust
(a)
Series 2006-FF13, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
5.69%, 10/25/36 ................ USD 3,067 2,004,350
Series 2006-FF13, Class A2C, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.77%, 10/25/36 ................ 1,798 1,142,696
Series 2006-FF17, Class A5, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
5.60%, 12/25/36 ................ 2,211 1,827,617
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-FFH1, Class M1, (1-mo. CME
Term SOFR at 0.56% Floor + 0.67%),
6.01%, 01/25/36 ................ USD 4,317 $ 4,141,030
FirstKey Homes Trust
(b)
Series 2022-SFR1, Class E1, 5.00%,
05/19/39 ..................... 6,000 5,771,053
Series 2022-SFR2, Class E1, 4.50%,
07/17/39 ..................... 6,382 5,939,324
Flatiron CLO 17 Ltd.
(a)(b)
Series 2017-1A, Class AR, (3-mo. CME
Term SOFR at 0.98% Floor + 1.24%),
6.62%, 05/15/30 ................ 1,718 1,717,300
Series 2017-1A, Class CR, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.54%, 05/15/30 ................ 1,000 1,000,003
Flatiron CLO 20 Ltd., Series 2020-1A, Class D,
(3-mo. CME Term SOFR at 4.05% Floor +
4.05%), 9.42%, 11/20/33
(a) (b)
.......... 1,000 1,005,180
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.42%,
07/19/34 ..................... 2,000 2,000,002
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.47%,
07/19/34 ..................... 2,500 2,482,202
FRTKL, Series 2021-SFR1, Class F, 3.17%,
09/17/38
(b)
...................... 2,900 2,576,679
FS Rialto Issuer LLC, Series 2022-FL7, Class
A, (1-mo. CME Term SOFR at 2.90% Floor +
2.90%), 8.23%, 10/19/39
(a) (b)
.......... 8,500 8,544,526
Galaxy XXIV CLO Ltd., Series 2017-24A,
Class C, (3-mo. CME Term SOFR + 1.96%),
7.28%, 01/15/31
(a) (b)
................ 500 492,642
Galaxy XXVII CLO Ltd., Series 2018-27A, Class
A, (3-mo. CME Term SOFR at 1.02% Floor +
1.28%), 6.67%, 05/16/31
(a) (b)
.......... 2,737 2,736,103
Generate CLO 2 Ltd., Series 2A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 6.73%, 01/22/31
(a) (b)
.......... 6,602 6,607,764
Generate CLO 6 Ltd., Series 6A, Class CR,
(3-mo. CME Term SOFR at 2.45% Floor +
2.71%), 8.03%, 01/22/35
(a) (b)
.......... 1,000 1,001,112
Generate CLO 7 Ltd., Series 2019-2A, Class
A1, (3-mo. CME Term SOFR at 1.37% Floor
+ 1.63%), 6.95%, 01/22/33
(a) (b)
......... 3,000 3,007,256
Generate CLO 9 Ltd.
(a)(b)
Series 9A, Class B, (3-mo. LIBOR USD at
1.70% Floor + 1.70%), 7.33%, 10/20/34 8,500 8,485,506
Series 9A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.83%,
10/20/34 ..................... 3,000 2,995,213
Series 9A, Class E, (3-mo. CME Term
SOFR at 6.85% Floor + 7.11%), 12.43%,
10/20/34 ..................... 1,000 1,000,010
Gilbert Park CLO Ltd., Series 2017-1A, Class A,
(3-mo. CME Term SOFR + 1.45%), 6.77%,
10/15/30
(a) (b)
..................... 1,509 1,509,623
GoldenTree Loan Management US CLO 1
Ltd., Series 2017-1A, Class CR2, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.38%, 04/20/34
(a) (b)
................ 9,500 9,386,607
GoldenTree Loan Management US CLO 10
Ltd., Series 2021-10A, Class B, (3-mo.
CME Term SOFR at 1.60% Floor + 1.86%),
7.18%, 07/20/34
(a) (b)
................ 1,000 1,002,397

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GoldenTree Loan Management US CLO 3 Ltd.,
Series 2018-3A, Class AJ, (3-mo. CME Term
SOFR + 1.56%), 6.88%, 04/20/30
(a) (b)
.... USD 2,000 $ 2,005,409
GoldenTree Loan Management US CLO 4
Ltd., Series 2019-4A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor + 2.26%),
7.58%, 04/24/31
(a) (b)
................ 1,000 997,511
GoldenTree Loan Management US CLO 5
Ltd.
(a)(b)
Series 2019-5A, Class CR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 10/20/32 ................ 2,000 1,998,898
Series 2019-5A, Class DR, (3-mo. CME
Term SOFR at 3.15% Floor + 3.41%),
8.73%, 10/20/32 ................ 1,000 1,001,335
GoldenTree Loan Management US CLO 6
Ltd., Series 2019-6A, Class BR, (3-mo.
CME Term SOFR at 1.80% Floor + 1.80%),
7.12%, 04/20/35
(a) (b)
................ 800 798,956
GoldenTree Loan Opportunities IX Ltd., Series
2014-9A, Class BR2, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.18%,
10/29/29
(a) (b)
..................... 900 899,910
GoldenTree Loan Opportunities X Ltd., Series
2015-10A, Class AR, (3-mo. CME Term
SOFR at 1.12% Floor + 1.38%), 6.70%,
07/20/31
(a) (b)
..................... 2,860 2,864,734
GoldentTree Loan Management US CLO 1
Ltd.
(a)(b)
Series 2021-11A, Class C, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.53%,
10/20/34 ..................... 3,000 2,985,205
Series 2021-11A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.58%,
10/20/34 ..................... 1,000 985,847
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR, (3-mo. CME Term
SOFR at 1.32% Floor + 1.58%), 6.90%,
01/20/34
(a) (b)
..................... 2,500 2,509,396
Golub Capital Partners CLO 52B Ltd., Series
2020-52A, Class C, (3-mo. CME Term
SOFR at 2.80% Floor + 3.06%), 8.38%,
01/20/34
(a) (b)
..................... 2,000 2,007,575
Golub Capital Partners CLO 53B Ltd., Series
2021-53A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.38%,
07/20/34
(a) (b)
..................... 5,915 5,913,162
Golub Capital Partners CLO 58B Ltd., Series
2021-58A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.77%,
01/25/35
(a) (b)
..................... 1,000 1,000,618
Greene King Finance plc
(a)
Series B1,  (Sterling Overnight Index
Average + 1.92%), 7.14%, 12/15/34 ... GBP 100 105,192
Series B2,  (1D GBOIS + 2.20%), 7.39%,
03/15/36
(c)
.................... 100 98,854
Greenpoint Manufactured Housing, Series
2000-1, Class A4, 8.14%, 03/20/30
(a)
..... USD 4,172 2,787,088
Greywolf CLO III Ltd., Series 2020-3RA, Class
BR, (3-mo. CME Term SOFR at 2.45% Floor
+ 2.71%), 8.03%, 04/15/33
(a) (b)
......... 3,000 2,995,059
GSAA Home Equity Trust
Series 2005-14, Class 1A2, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
6.15%, 12/25/35
(a)
............... 1,025 441,815
Series 2006-4, Class 1A1, 3.97%, 03/25/36
(a)
2,567 1,751,259
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 5.81%,
03/25/36
(a)
.................... USD 3,391 $ 1,031,494
Series 2006-18, Class AF6, 6.18%,
11/25/36
(d)
.................... 3,249 734,336
GSAMP Trust
(a)
Series 2006-FM3, Class A1, (1-mo. CME
Term SOFR at 0.14% Floor + 0.25%),
5.59%, 11/25/36 ................ 6,379 2,998,245
Series 2006-HE6, Class A4, (1-mo. CME
Term SOFR at 0.48% Floor + 0.59%),
5.93%, 08/25/36 ................ 1,365 1,053,839
GT Loan Financing I Ltd., Series 2013-1A,
Class CR, (3-mo. CME Term SOFR +
2.36%), 7.68%, 07/28/31
(a) (b)
.......... 1,000 1,000,058
HalseyPoint CLO 3 Ltd., Series 2020-3A, Class
A1A, (3-mo. CME Term SOFR at 1.45%
Floor + 1.71%), 7.03%, 11/30/32
(a) (b)
..... 11,000 11,033,455
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
C, (3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 7.73%, 04/20/34
(a) (b)
.......... 1,750 1,747,864
HalseyPoint CLO 5 Ltd.
(a)(b)
Series 2021-5A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.38%,
01/30/35 ..................... 3,500 3,497,533
Series 2021-5A, Class D, (3-mo. CME Term
SOFR at 3.50% Floor + 3.76%), 9.08%,
01/30/35 ..................... 3,000 2,994,363
HalseyPoint CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1A1, (3-mo. CME
Term SOFR at 1.35% Floor + 1.61%),
6.93%, 01/20/33 ................ 11,050 11,075,280
Series 2019-1A, Class B1, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.78%,
01/20/33 ..................... 2,500 2,496,821
Harvest CLO XVI DAC, Series 16X, Class ER,
(3-mo. EURIBOR at 5.57% Floor + 5.57%),
9.51%, 10/15/31
(a) (c)
................ EUR 235 244,407
Henley CLO IV DAC, Series 4X, Class E,
(3-mo. EURIBOR at 5.25% Floor + 5.25%),
9.20%, 04/25/34
(a) (c)
................ 300 311,274
Highbridge Loan Management Ltd., Series
12A-18, Class B, (3-mo. CME Term SOFR at
1.85% Floor + 2.11%), 7.41%, 07/18/31
(a) (b)
USD 1,000 993,473
Home Partners of America Trust, Series 2021-2,
Class F, 3.80%, 12/17/26
(b)
........... 9,621 8,579,047
Invesco CLO Ltd.
(a)(b)
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.48%,
07/15/34 ..................... 500 494,993
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.12%,
04/20/35 ..................... 3,125 3,111,551
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.47%,
04/20/35 ..................... 5,000 4,925,390
Invesco Euro CLO III DAC, Series 3X, Class F,
(3-mo. EURIBOR at 8.07% Floor + 8.07%),
12.01%, 07/15/32
(a) (c)
............... EUR 177 185,001
Invitation Homes Trust, Series 2018-SFR4,
Class A, (1-mo. CME Term SOFR at 1.10%
Floor + 1.21%), 6.55%, 01/17/38
(a) (b)
..... USD 2,649 2,651,828
JPMorgan Mortgage Acquisition Trust, Series
2006-CH1, Class M7, (1-mo. CME Term
SOFR at 1.20% Floor + 1.31%), 6.65%,
07/25/36
(a)
...................... 2,975 2,508,037

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
KKR CLO 18 Ltd., Series 18, Class CR, (3-mo.
CME Term SOFR at 2.10% Floor + 2.36%),
7.66%, 07/18/30
(a) (b)
................ USD 8,050 $ 8,050,023
KKR CLO 27 Ltd.
(a)(b)
Series 27A, Class BR, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 7.16%,
10/15/32 ..................... 4,250 4,235,546
Series 27A, Class CR, (3-mo. CME Term
SOFR at 2.25% Floor + 2.25%), 7.56%,
10/15/32 ..................... 1,450 1,432,729
KKR CLO 35 Ltd., Series 35A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor + 1.96%),
7.28%, 10/20/34
(a) (b)
................ 3,657 3,647,991
KKR CLO 41 Ltd., Series 2022-41A, Class D,
(3-mo. CME Term SOFR at 3.25% Floor +
3.25%), 8.57%, 04/15/35
(a) (b)
.......... 5,250 5,108,328
LCM XXV Ltd., Series 25A, Class B2, (3-mo.
CME Term SOFR + 1.91%), 7.23%,
07/20/30
(a) (b)
..................... 350 351,103
Lehman XS Trust, Series 2007-20N, Class A1,
(1-mo. CME Term SOFR + 2.41%), 7.75%,
12/25/37
(a)
...................... 5,655 5,366,799
Long Beach Mortgage Loan Trust
(a)
Series 2005-3, Class 1A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.97%,
08/25/45 ..................... 1,573 1,516,239
Series 2006-4, Class 1A, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.75%,
05/25/36 ..................... 20,891 11,036,434
Series 2006-6, Class 2A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 5.75%,
07/25/36 ..................... 5,739 2,214,857
Series 2006-7, Class 1A, (1-mo. CME Term
SOFR at 0.31% Floor + 0.42%), 5.76%,
08/25/36 ..................... 6,308 3,280,725
Series 2006-WL3, Class 2A4, (1-mo. CME
Term SOFR at 0.60% Floor + 0.71%),
6.05%, 01/25/36 ................ 1,369 1,181,956
Lucali CLO Ltd., Series 2020-1A, Class D,
(3-mo. CME Term SOFR at 3.60% Floor +
3.86%), 9.18%, 01/15/33
(a) (b)
.......... 2,250 2,231,644
Madison Park Funding XX Ltd.
(a)(b)
Series 2016-20A, Class CR, (3-mo. CME
Term SOFR + 2.16%), 7.48%, 07/27/30 . 4,080 4,059,888
Series 2016-20A, Class DR, (3-mo. CME
Term SOFR + 3.26%), 8.58%, 07/27/30 . 1,315 1,301,994
Madison Park Funding XXIX Ltd., Series 2018-
29A, Class C, (3-mo. CME Term SOFR at
2.20% Floor + 2.46%), 7.76%, 10/18/30
(a) (b)
5,450 5,443,574
Madison Park Funding XXVI Ltd., Series 2017-
26A, Class AR, (3-mo. CME Term SOFR +
1.46%), 6.78%, 07/29/30
(a) (b)
.......... 3,298 3,298,432
Madison Park Funding XXVII Ltd.
(a)(b)
Series 2018-27A, Class B, (3-mo. CME Term
SOFR at 0.26% Floor + 2.06%), 7.38%,
04/20/30 ..................... 1,600 1,588,300
Series 2018-27A, Class C, (3-mo. CME Term
SOFR at 0.26% Floor + 2.86%), 8.18%,
04/20/30 ..................... 1,000 982,516
Madison Park Funding XXXIII Ltd.
(a)(b)
Series 2019-33A, Class BR, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
7.11%, 10/15/32 ................ 6,000 5,983,187
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-33A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
7.51%, 10/15/32 ................ USD 4,750 $ 4,732,892
Series 2019-33A, Class DR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
8.41%, 10/15/32 ................ 2,000 1,989,121
Madison Park Funding XXXIV Ltd., Series
2019-34A, Class DR, (3-mo. CME Term
SOFR at 3.35% Floor + 3.61%), 8.94%,
04/25/32
(a) (b)
..................... 2,250 2,264,173
Marble Point CLO XI Ltd., Series 2017-2A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 7.06%, 12/18/30
(a) (b)
..... 1,500 1,494,750
Margay CLO I DAC, Series 1X, Class D, (3-mo.
EURIBOR at 6.40% Floor + 6.40%), 10.34%,
07/15/36
(a) (c)
..................... EUR 100 108,629
Marino Park CLO DAC, Series 1X, Class D,
(3-mo. EURIBOR at 5.67% Floor + 5.67%),
9.60%, 01/16/34
(a) (c)
................ 100 105,113
MASTR Asset-Backed Securities Trust, Series
2006-AM2, Class A4, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%), 5.97%,
06/25/36
(a) (b)
..................... USD 1,832 1,608,767
Milos CLO Ltd., Series 2017-1A, Class BR,
(3-mo. CME Term SOFR at 1.55% Floor +
1.81%), 7.13%, 10/20/30
(a) (b)
.......... 5,862 5,863,172
Morgan Stanley Mortgage Loan Trust, Series
2007-1XS, Class 2A3, 6.42%, 09/25/46
(d)
.. 588 124,427
Neuberger Berman CLO XVIII Ltd., Series
2014-18A, Class CR2, (3-mo. CME Term
SOFR + 3.26%), 8.58%, 10/21/30
(a) (b)
.... 1,250 1,184,355
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class ERR, (3-mo. CME Term SOFR at
6.50% Floor + 6.76%), 12.08%, 07/15/34
(a) (b)
2,600 2,553,981
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class DR2, (3-mo. CME Term SOFR at
3.30% Floor + 3.56%), 8.88%, 04/20/34
(a) (b)
1,000 989,181
Neuberger Berman CLO XXII Ltd.
(a)(b)
Series 2016-22A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.23%, 10/17/30 ................ 800 801,760
Series 2016-22A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.78%, 10/17/30 ................ 1,000 1,005,504
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class D, (3-mo. CME Term
SOFR at 2.65% Floor + 2.91%), 8.21%,
10/18/30
(a) (b)
..................... 3,250 3,201,406
Neuberger Berman Loan Advisers CLO 29 Ltd.,
Series 2018-29A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.67%,
10/19/31
(a) (b)
..................... 500 500,244
Neuberger Berman Loan Advisers CLO 35
Ltd., Series 2019-35A, Class A1, (3-mo.
CME Term SOFR at 1.34% Floor + 1.60%),
6.91%, 01/19/33
(a) (b)
................ 8,450 8,483,391
Neuberger Berman Loan Advisers CLO 37
Ltd., Series 2020-37A, Class CR, (3-mo.
CME Term SOFR at 1.80% Floor + 2.06%),
7.38%, 07/20/31
(a) (b)
................ 1,563 1,551,016
Neuberger Berman Loan Advisers CLO 40 Ltd.,
Series 2021-40A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
04/16/33
(a) (b)
..................... 1,000 988,906

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Neuberger Berman Loan Advisers CLO 45 Ltd.,
Series 2021-45A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%), 6.71%,
10/14/35
(a) (b)
..................... USD 12,250 $ 12,266,993
Neuberger Berman Loan Advisers Euro
CLO, Series 2021-1X, Class E, (3-mo.
EURIBOR at 5.52% Floor + 5.52%), 9.45%,
04/17/34
(a) (c)
..................... EUR 188 202,359
New Residential Mortgage Loan Trust, Series
2022-SFR2, Class F, 4.00%, 09/04/39
(b)
... USD 5,006 4,279,562
Newark BSL CLO 1 Ltd., Series 2016-1A, Class
A1R, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.68%, 12/21/29
(a) (b)
..... 3,279 3,280,991
NYACK Park CLO Ltd.
(a)(b)
Series 2021-1A, Class A, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 6.70%,
10/20/34 ..................... 4,418 4,425,077
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.53%,
10/20/34 ..................... 2,500 2,499,219
Oakwood Mortgage Investors, Inc.
Series 1998-D, Class M1, 7.42%, 01/15/29
(b)
375 363,471
Series 1999-C, Class A2, 7.48%, 08/15/27 . 2,009 1,597,077
Series 2001-D, Class A3, 5.90%, 09/17/31
(a)
292 135,188
OCP CLO Ltd.
(a)(b)
Series 2014-6A, Class A1R, (3-mo. CME
Term SOFR + 1.52%), 6.84%, 10/17/30 . 9,128 9,144,975
Series 2014-6A, Class A2R, (3-mo. CME
Term SOFR + 1.98%), 7.30%, 10/17/30 . 7,500 7,511,509
Series 2015-10A, Class CR2, (3-mo. CME
Term SOFR at 2.31% Floor + 2.31%),
7.64%, 01/26/34 ................ 3,700 3,674,584
Series 2015-10A, Class DR2, (3-mo. CME
Term SOFR at 3.21% Floor + 3.21%),
8.54%, 01/26/34 ................ 2,000 1,968,267
Series 2016-11A, Class A1AR, (3-mo. CME
Term SOFR + 1.53%), 6.86%, 10/26/30 . 610 610,396
Series 2018-15A, Class A3, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 07/20/31 ................ 1,000 1,003,156
Series 2019-16A, Class CR, (3-mo. CME
Term SOFR at 2.11% Floor + 2.11%),
7.44%, 04/10/33 ................ 2,500 2,463,708
Series 2019-17A, Class CR, (3-mo. CME
Term SOFR at 2.26% Floor + 2.26%),
7.58%, 07/20/32 ................ 6,000 5,955,956
Series 2020-19A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.68%, 10/20/34 ................ 7,500 7,478,009
Series 2021-22A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.63%,
12/02/34 ..................... 4,500 4,469,694
Series 2021-22A, Class D, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%), 8.68%,
12/02/34 ..................... 1,250 1,238,252
OCP Euro CLO DAC
(a)(c)
Series 2017-2X, Class E, (3-mo. EURIBOR
at 5.00% Floor + 5.00%), 8.94%,
01/15/32 ..................... EUR 298 320,832
Series 2017-2X, Class F, (3-mo. EURIBOR
at 6.40% Floor + 6.40%), 10.34%,
01/15/32 ..................... 200 210,841
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Octagon Investment Partners 26 Ltd.
(a)(b)
Series 2016-1A, Class BR, (3-mo. CME
Term SOFR at 0.26% Floor + 1.86%),
7.18%, 07/15/30 ................ USD 6,000 $ 5,996,400
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR at 2.06% Floor + 2.06%),
7.38%, 07/15/30 ................ 2,250 2,206,374
Octagon Investment Partners 29 Ltd., Series
2016-1A, Class DR, (3-mo. CME Term
SOFR + 3.36%), 8.68%, 01/24/33
(a) (b)
.... 1,532 1,503,589
Octagon Investment Partners 34 Ltd., Series
2017-1A, Class B1, (3-mo. CME Term SOFR
+ 1.66%), 6.98%, 01/20/30
(a) (b)
......... 2,000 1,999,785
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class C, (3-mo. CME Term
SOFR at 2.60% Floor + 2.86%), 8.18%,
01/20/31
(a) (b)
..................... 1,000 955,024
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class C1R, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.73%,
01/20/35
(a) (b)
..................... 3,000 2,999,818
Octagon Investment Partners 41 Ltd.
(a)(b)
Series 2019-2A, Class B1R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 10/15/33 ................ 8,500 8,531,422
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.73%, 10/15/33 ................ 3,800 3,805,869
Octagon Loan Funding Ltd.
(a)(b)
Series 2014-1A, Class ARR, (3-mo. CME
Term SOFR at 1.18% Floor + 1.44%),
6.81%, 11/18/31 ................ 13,212 13,231,402
Series 2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.33%, 11/18/31 ................ 1,500 1,498,500
OHA Credit Funding 2 Ltd.
(a)(b)
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.20% Floor + 2.46%),
7.78%, 04/21/34 ................ 1,500 1,500,025
Series 2019-2A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.88%, 04/21/34 ................ 1,000 1,001,767
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.72%, 07/02/35
(a) (b)
..... 2,000 2,003,033
OHA Credit Funding 6 Ltd., Series 2020-6A,
Class DR, (3-mo. CME Term SOFR at 3.15%
Floor + 3.41%), 8.73%, 07/20/34
(a) (b)
..... 1,000 1,011,100
OHA Credit Partners VII Ltd., Series 2012-7A,
Class D1R3, (3-mo. CME Term SOFR at
2.90% Floor + 3.16%), 8.53%, 02/20/34
(a) (b)
5,970 5,912,287
OHA Credit Partners XI Ltd., Series 2015-11A,
Class DR, (3-mo. CME Term SOFR at 2.95%
Floor + 3.21%), 8.53%, 01/20/32
(a) (b)
..... 400 399,496
OHA Credit Partners XIV Ltd.
(a)(b)
Series 2017-14A, Class B, (3-mo. CME Term
SOFR + 1.76%), 7.08%, 01/21/30 .... 1,000 1,002,700
Series 2017-14A, Class C, (3-mo. CME Term
SOFR + 2.06%), 7.38%, 01/21/30 .... 1,500 1,489,310
OHA Credit Partners XVI, Series 2021-16A,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 6.71%, 10/18/34
(a) (b)
..... 13,500 13,517,511

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Loan Funding Ltd.
(a)(b)
Series 2015-1A, Class DR3, (3-mo. CME
Term SOFR at 3.20% Floor + 3.46%),
8.77%, 01/19/37 ................ USD 4,750 $ 4,484,725
Series 2016-1A, Class CR, (3-mo. CME
Term SOFR + 2.21%), 7.53%, 01/20/33 . 2,250 2,243,008
Palmer Square CLO Ltd.
(a)(b)
Series 2013-2A, Class BR3, (3-mo. CME
Term SOFR at 1.85% Floor + 2.11%),
7.43%, 10/17/31 ................ 2,950 2,929,761
Series 2014-1A, Class A2R2, (3-mo. CME
Term SOFR at 1.45% Floor + 1.71%),
7.03%, 01/17/31 ................ 6,650 6,628,725
Series 2015-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.10% Floor + 1.36%),
6.68%, 07/20/30 ................ 4,687 4,688,017
Series 2018-1A, Class A2, (3-mo. CME Term
SOFR at 1.71% Floor + 1.71%), 7.01%,
04/18/31 ..................... 10,000 10,019,000
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 2.01% Floor + 2.01%), 7.31%,
04/18/31 ..................... 2,000 2,000,005
Series 2018-2A, Class A2, (3-mo. CME Term
SOFR + 1.91%), 7.23%, 07/16/31 .... 1,000 1,003,800
Series 2019-1A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
6.79%, 11/14/34 ................ 7,000 7,010,002
Series 2019-1A, Class A2R, (3-mo. CME
Term SOFR at 1.96% Floor + 1.96%),
7.34%, 11/14/34 ................ 7,000 7,009,800
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.64%, 11/14/34 ................ 2,500 2,486,932
Series 2019-1A, Class CR, (3-mo. CME
Term SOFR at 3.31% Floor + 3.31%),
8.69%, 11/14/34 ................ 3,750 3,683,350
Series 2020-3A, Class BR2, (3-mo. CME
Term SOFR at 2.65% Floor + 2.65%),
8.02%, 11/15/36 ................ 2,000 1,999,939
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.96% Floor + 1.96%), 7.28%,
04/20/34 ..................... 7,000 7,000,009
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.06% Floor + 2.06%), 7.38%,
07/15/34 ..................... 2,000 2,000,002
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.16% Floor + 3.16%), 8.48%,
07/15/34 ..................... 4,000 3,973,990
Series 2021-3A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.23%,
01/15/35 ..................... 7,000 7,022,400
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.21% Floor + 2.21%), 7.53%,
01/15/35 ..................... 5,000 5,000,006
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.21% Floor + 3.21%), 8.53%,
01/15/35 ..................... 2,000 2,003,121
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 7.23%,
10/15/34 ..................... 7,250 7,254,300
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%), 7.53%,
10/15/34 ..................... 4,850 4,823,099
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 2.95% Floor + 3.21%), 8.53%,
10/15/34 ..................... 7,000 6,913,267
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-1A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 7.12%,
04/20/35 ..................... USD 1,000 $ 1,000,494
Series 2022-1A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 7.37%,
04/20/35 ..................... 3,500 3,499,992
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.05%), 8.37%,
04/20/35 ..................... 3,250 3,229,489
Palmer Square European CLO DAC
(a)(c)
Series 2022-2X, Class DR, (3-mo. EURIBOR
at 4.00% Floor + 4.00%), 7.93%,
01/15/38 ..................... EUR 373 403,101
Series 2023-1X, Class D, (3-mo. EURIBOR
at 6.20% Floor + 6.20%), 10.14%,
07/15/36 ..................... 276 301,536
Park Avenue Institutional Advisers CLO Ltd.
(a)(b)
Series 2016-1A, Class A2R, (3-mo. CME
Term SOFR at 1.80% Floor + 2.06%),
7.44%, 08/23/31 ................ USD 2,600 2,602,510
Series 2018-1A, Class A2R, (3-mo. CME
Term SOFR at 1.60% Floor + 1.86%),
7.18%, 10/20/31 ................ 4,700 4,680,728
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.25% Floor + 2.51%), 7.83%,
07/15/34 ..................... 6,000 5,993,376
Pikes Peak CLO 2
(a)(b)
Series 2018-2A, Class B1R, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.31%, 10/18/34 ................ 5,000 4,980,491
Series 2018-2A, Class CR, (3-mo. CME
Term SOFR at 2.25% Floor + 2.51%),
7.81%, 10/18/34 ................ 2,350 2,349,978
Pikes Peak CLO 6, Series 2020-6A, Class BR2,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.33%, 05/18/34
(a) (b)
.......... 1,000 1,001,202
Pikes Peak CLO 8, Series 2021-8A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.33%, 07/20/34
(a) (b)
.......... 2,000 1,997,601
Pikes Peak CLO 9, Series 2021-9A, Class B,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.33%, 10/27/34
(a) (b)
.......... 7,000 7,005,574
Post CLO Ltd.
(a)(b)
Series 2021-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
10/15/34 ..................... 10,000 10,036,434
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.78%,
10/15/34 ..................... 3,500 3,495,624
Series 2021-1A, Class D, (3-mo. CME Term
SOFR at 3.30% Floor + 3.56%), 8.88%,
10/15/34 ..................... 1,200 1,169,119
Series 2022-1A, Class D, (3-mo. CME Term
SOFR at 3.20% Floor + 3.20%), 8.52%,
04/20/35 ..................... 1,750 1,696,915
PPM CLO 4 Ltd.
(a)(b)
Series 2020-4A, Class AR, (3-mo. CME
Term SOFR at 1.19% Floor + 1.45%),
6.75%, 10/18/34 ................ 6,000 5,993,281
Series 2020-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.21%, 10/18/34 ................ 3,000 3,004,500
Prima Capital CRE Securitization Ltd.
(b)
Series 2015-4A, Class C, 4.00%, 08/24/49 . 2,196 2,108,387
Series 2016-6A, Class C, 4.00%, 08/24/40 . 16,500 14,954,973

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Progress Residential Trust
(b)
Series 2019-SFR3, Class F, 3.87%,
09/17/36 ..................... USD 3,000 $ 2,991,464
Series 2020-SFR1, Class F, 3.43%,
04/17/37 ..................... 5,500 5,274,951
Series 2020-SFR1, Class G, 4.03%,
04/17/37 ..................... 3,500 3,349,215
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ..................... 8,433 7,372,029
Series 2021-SFR10, Class G, 4.86%,
12/17/40 ..................... 5,953 5,103,766
Series 2021-SFR8, Class F, 3.18%,
10/17/38 ..................... 22,000 19,516,851
Series 2021-SFR8, Class G, 4.01%,
10/17/38 ..................... 10,000 8,829,977
Series 2022-SFR5, Class E1, 6.62%,
06/17/39 ..................... 2,000 2,002,523
Providus CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.95% Floor + 2.95%),
6.95%, 02/15/35
(a) (c)
................ EUR 500 521,807
Rad CLO 2 Ltd.
(a)(b)
Series 2018-2A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.34%),
6.66%, 10/15/31 ................ USD 4,966 4,970,056
Series 2018-2A, Class BR, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.08%, 10/15/31 ................ 5,000 4,992,500
Rad CLO 3 Ltd.
(a)(b)
Series 2019-3A, Class A, (3-mo. CME Term
SOFR at 1.48% Floor + 1.74%), 7.06%,
04/15/32 ..................... 15,500 15,502,292
Series 2019-3A, Class BR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.81%),
7.13%, 04/15/32 ................ 4,000 3,985,998
Rad CLO 5 Ltd., Series 2019-5A, Class BR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.96%), 7.28%, 07/24/32
(a) (b)
.......... 3,000 3,001,490
Rad CLO 9 Ltd., Series 2020-9A, Class A1,
(3-mo. CME Term SOFR at 1.40% Floor +
1.66%), 6.98%, 01/15/34
(a) (b)
.......... 1,250 1,251,664
Rad CLO 10 Ltd.
(a)(b)
Series 2021-10A, Class C, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 7.33%,
04/23/34 ..................... 3,750 3,675,156
Series 2021-10A, Class D, (3-mo. CME Term
SOFR at 2.75% Floor + 3.01%), 8.33%,
04/23/34 ..................... 2,000 1,969,045
Rad CLO 12 Ltd.
(a)(b)
Series 2021-12A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.63%,
10/30/34 ..................... 1,375 1,367,589
Series 2021-12A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.63%,
10/30/34 ..................... 3,375 3,332,444
Rad CLO 14 Ltd.
(a)(b)
Series 2021-14A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
01/15/35 ..................... 3,500 3,470,684
Series 2021-14A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.58%,
01/15/35 ..................... 1,000 981,849
Rad CLO 15 Ltd.
(a)(b)
Series 2021-15A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.91%), 7.23%,
01/20/34 ..................... 7,000 6,996,480
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-15A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.63%,
01/20/34 ..................... USD 1,650 $ 1,641,335
Series 2021-15A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.63%,
01/20/34 ..................... 2,900 2,875,808
Regatta IX Funding Ltd.
(a)(b)
Series 2017-1A, Class B, (3-mo. CME Term
SOFR + 2.06%), 7.38%, 04/17/30 .... 10,000 10,018,843
Series 2017-1A, Class C, (3-mo. CME Term
SOFR + 2.71%), 8.03%, 04/17/30 .... 1,000 1,000,002
Regatta VI Funding Ltd., Series 2016-1A, Class
CR2, (3-mo. CME Term SOFR at 2.15%
Floor + 2.41%), 7.73%, 04/20/34
(a) (b)
..... 1,000 1,000,108
Regatta VII Funding Ltd., Series 2016-1A,
Class CR2, (3-mo. CME Term SOFR at
2.05% Floor + 2.31%), 7.68%, 06/20/34
(a) (b)
750 748,529
Regatta VIII Funding Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR + 1.51%),
6.83%, 10/17/30
(a) (b)
................ 2,224 2,227,544
Regatta X Funding Ltd., Series 2017-3A, Class
C, (3-mo. CME Term SOFR + 2.06%),
7.38%, 01/17/31
(a) (b)
................ 1,500 1,500,002
Regatta XII Funding Ltd., Series 2019-1A,
Class AR, (3-mo. CME Term SOFR at 1.10%
Floor + 1.36%), 6.68%, 10/15/32
(a) (b)
..... 10,000 10,046,374
Regatta XIII Funding Ltd., Series 2018-2A,
Class B, (3-mo. CME Term SOFR + 2.36%),
7.68%, 07/15/31
(a) (b)
................ 1,250 1,249,974
Regatta XVI Funding Ltd., Series 2019-2A,
Class B, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 7.63%, 01/15/33
(a) (b)
..... 6,700 6,681,899
Regatta XVII Funding Ltd., Series 2020-1A,
Class C, (3-mo. CME Term SOFR at 2.55%
Floor + 2.81%), 8.13%, 10/15/33
(a) (b)
..... 500 499,989
Regatta XXIII Funding Ltd.
(a)(b)
Series 2021-4A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.63%,
01/20/35 ..................... 3,000 3,000,002
Series 2021-4A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.63%,
01/20/35 ..................... 2,000 2,007,781
Riserva CLO Ltd., Series 2016-3A, Class CRR,
(3-mo. CME Term SOFR at 1.80% Floor +
2.06%), 7.36%, 01/18/34
(a) (b)
.......... 1,000 985,797
Rockfield Park CLO DAC
(a)(c)
Series 1X, Class C, (3-mo. EURIBOR at
3.00% Floor + 3.00%), 6.18%, 07/16/34 EUR 400 415,139
Series 1X, Class D, (3-mo. EURIBOR at
5.95% Floor + 5.95%), 9.88%, 07/16/34 357 373,429
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class BR2A, (3-mo. CME
Term SOFR at 1.65% Floor + 1.91%),
7.23%, 04/20/34 ................ USD 3,500 3,492,650
Series 2017-3A, Class C, (3-mo. CME Term
SOFR + 2.06%), 7.38%, 10/20/30 .... 2,300 2,300,007
Series 2018-1A, Class B, (3-mo. CME Term
SOFR + 1.98%), 7.35%, 05/20/31 .... 1,000 1,000,702
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 6.74%,
10/20/31 ..................... 3,288 3,291,614
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 7.38%,
10/20/31 ..................... 1,125 1,123,875

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 7.78%,
10/20/31 ..................... USD 700 $ 700,012
Series 2019-2A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
7.63%, 08/20/32 ................ 5,500 5,476,393
Series 2020-1A, Class A, (3-mo. CME Term
SOFR + 1.54%), 6.86%, 01/20/32 .... 10,000 10,005,467
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.68%,
07/20/34 ..................... 2,000 1,987,495
Series 2021-2A, Class D, (3-mo. CME Term
SOFR at 3.25% Floor + 3.51%), 8.83%,
07/20/34 ..................... 1,250 1,217,184
Series 2021-3A, Class C, (3-mo. CME Term
SOFR at 2.15% Floor + 2.41%), 7.73%,
10/20/34 ..................... 3,000 2,991,385
RR 5 Ltd., Series 2018-5A, Class B, (3-mo.
CME Term SOFR at 2.25% Floor + 2.51%),
7.83%, 10/15/31
(a) (b)
................ 1,250 1,244,718
RRX 1 Ltd.
(a)(b)
Series 2020-1A, Class A1, (3-mo. CME Term
SOFR at 1.37% Floor + 1.63%), 6.95%,
04/15/33 ..................... 7,500 7,525,540
Series 2020-1A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
04/15/33 ..................... 2,000 1,995,863
RRX 4 Ltd.
(a)(b)
Series 2021-4A, Class A1, (3-mo. CME Term
SOFR at 1.20% Floor + 1.46%), 6.78%,
07/15/34 ..................... 7,000 7,010,546
Series 2021-4A, Class A2, (3-mo. CME Term
SOFR at 1.85% Floor + 2.11%), 7.43%,
07/15/34 ..................... 1,250 1,250,610
Signal Peak CLO 1 Ltd., Series 2014-1A, Class
BR3, (3-mo. CME Term SOFR at 1.80%
Floor + 2.06%), 7.38%, 04/17/34
(a) (b)
..... 630 629,619
Signal Peak CLO 10 Ltd.
(a)(b)
Series 2021-9A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.28%,
07/21/34 ..................... 9,500 9,475,303
Series 2021-9A, Class C, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%), 7.63%,
07/21/34 ..................... 2,000 1,996,015
Signal Peak CLO 2 LLC, Series 2015-1A, Class
CR2, (3-mo. CME Term SOFR at 1.90%
Floor + 2.16%), 7.48%, 04/20/29
(a) (b)
..... 2,000 1,999,128
Signal Peak CLO 4 Ltd.
(a)(b)
Series 2017-4A, Class CR, (3-mo. CME
Term SOFR at 2.41% Floor + 2.41%),
7.74%, 10/26/34 ................ 5,000 4,945,827
Series 2017-4A, Class DR, (3-mo. CME
Term SOFR at 3.46% Floor + 3.46%),
8.79%, 10/26/34 ................ 2,300 2,248,703
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 7.08%,
04/30/32 ..................... 5,000 4,990,317
Series 2019-1A, Class B, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
04/30/32 ..................... 5,380 5,389,146
Sixth Street CLO XIX Ltd.
(a)(b)
Series 2021-19A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 7.28%,
07/20/34 ..................... 3,000 3,006,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2021-19A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 7.58%,
07/20/34 ..................... USD 1,000 $ 991,246
Series 2021-19A, Class D, (3-mo. CME Term
SOFR at 3.00% Floor + 3.26%), 8.58%,
07/20/34 ..................... 4,000 3,964,981
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A, (3-mo. CME Term SOFR at 1.24%
Floor + 1.50%), 6.82%, 01/20/34
(a) (b)
..... 8,500 8,504,003
Sixth Street CLO XVIII Ltd., Series 2021-18A,
Class D, (3-mo. CME Term SOFR at 2.90%
Floor + 3.16%), 8.48%, 04/20/34
(a) (b)
..... 1,755 1,724,618
Sound Point CLO XXI Ltd., Series 2018-3A,
Class A1A, (3-mo. CME Term SOFR at
1.18% Floor + 1.44%), 6.77%, 10/26/31
(a) (b)
6,600 6,587,740
Sound Point CLO XXIII Ltd., Series 2019-2A,
Class CR, (3-mo. CME Term SOFR at 2.25%
Floor + 2.51%), 7.83%, 07/15/34
(a) (b)
..... 2,250 2,218,779
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class B1, (3-mo. CME Term SOFR at 1.96%
Floor + 1.96%), 7.29%, 04/25/34
(a) (b)
..... 3,350 3,320,520
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1, (3-mo. CME Term SOFR at 1.28%
Floor + 1.54%), 6.87%, 01/25/32
(a) (b)
..... 1,500 1,502,719
Sound Point CLO XXXIII Ltd., Series 2022-1A,
Class B, (3-mo. CME Term SOFR at 1.90%
Floor + 1.90%), 7.22%, 04/25/35
(a) (b)
..... 5,200 5,177,110
Southwick Park CLO LLC, Series 2019-4A,
Class A1R, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 6.64%, 07/20/32
(a) (b)
2,000 2,002,999
Structured Asset Securities Corp. Mortgage
Loan Trust
(a)
Series 2006-BC3, Class A1, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
5.77%, 10/25/36 ................ 5,058 3,472,695
Series 2007-MN1A, Class A1, (1-mo. CME
Term SOFR at 0.23% Floor + 0.34%),
5.68%, 01/25/37
(b)
............... 1,374 800,160
Symphony CLO XXII Ltd., Series 2020-22A,
Class B, (3-mo. CME Term SOFR at 1.70%
Floor + 1.96%), 7.26%, 04/18/33
(a) (b)
..... 1,250 1,244,749
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 6.72%, 10/23/34
(a) (b)
..... 2,000 2,004,145
TCI-Flatiron CLO Ltd.
(a)(b)
Series 2017-1A, Class C, (3-mo. CME Term
SOFR + 2.11%), 7.48%, 11/18/30 ..... 1,250 1,250,003
Series 2018-1A, Class CR, (3-mo. CME
Term SOFR at 1.75% Floor + 2.01%),
7.33%, 01/29/32 ................ 4,000 4,000,002
Series 2018-1A, Class DR, (3-mo. CME
Term SOFR at 2.75% Floor + 3.01%),
8.33%, 01/29/32 ................ 2,000 1,983,230
TCW CLO Ltd.
(a)(b)
Series 2020-1A, Class CRR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 04/20/34 ................ 3,500 3,461,026
Series 2020-1A, Class DRR, (3-mo. CME
Term SOFR at 3.40% Floor + 3.66%),
8.98%, 04/20/34 ................ 2,250 2,177,167
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 1.90% Floor + 2.16%), 7.48%,
03/18/34 ..................... 1,000 983,789
Series 2021-2A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.36%), 7.69%,
07/25/34 ..................... 2,500 2,484,186

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TICP CLO IX Ltd.
(a)(b)
Series 2017-9A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 7.18%,
01/20/31 ..................... USD 1,000 $ 1,001,883
Series 2017-9A, Class D, (3-mo. CME Term
SOFR at 2.90% Floor + 3.16%), 8.48%,
01/20/31 ..................... 1,000 995,008
TICP CLO VI Ltd.
(a)(b)
Series 2016-6A, Class AR2, (3-mo. CME
Term SOFR at 1.12% Floor + 1.38%),
6.70%, 01/15/34 ................ 2,000 2,006,627
Series 2016-6A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor + 1.76%),
7.08%, 01/15/34 ................ 2,000 1,998,800
Series 2016-6A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 2.16%),
7.48%, 01/15/34 ................ 1,650 1,638,928
TICP CLO VII Ltd.
(a)(b)
Series 2017-7A, Class BR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 04/15/33 ................ 2,000 2,005,193
Series 2017-7A, Class CR, (3-mo. CME
Term SOFR at 2.15% Floor + 2.41%),
7.73%, 04/15/33 ................ 6,500 6,499,644
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class A, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 6.76%,
10/20/31 ..................... 7,580 7,586,703
Series 2018-11A, Class D, (3-mo. CME Term
SOFR at 3.05% Floor + 3.31%), 8.63%,
10/20/31 ..................... 1,100 1,107,311
Series 2018-11A, Class E, (3-mo. CME Term
SOFR at 6.00% Floor + 6.26%), 11.58%,
10/20/31 ..................... 1,000 998,647
TICP CLO XII Ltd.
(a)(b)
Series 2018-12A, Class CR, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
7.68%, 07/15/34 ................ 13,450 13,434,902
Series 2018-12A, Class DR, (3-mo. CME
Term SOFR at 3.30% Floor + 3.56%),
8.88%, 07/15/34 ................ 1,500 1,475,294
TICP CLO XIII Ltd., Series 2019-13A, Class
DR, (3-mo. CME Term SOFR at 3.41% Floor
+ 3.41%), 8.73%, 04/15/34
(a) (b)
......... 2,000 1,975,964
TICP CLO XIV Ltd., Series 2019-14A, Class
BR, (3-mo. CME Term SOFR at 2.20% Floor
+ 2.46%), 7.78%, 10/20/32
(a) (b)
......... 3,250 3,250,059
Trestles CLO Ltd., Series 2020-3A, Class C,
(3-mo. CME Term SOFR at 2.25% Floor +
2.51%), 7.83%, 01/20/33
(a) (b)
.......... 1,450 1,443,645
Tricon American Homes Trust
(b)
Series 2019-SFR1, Class E, 3.40%,
03/17/38 ..................... 7,000 6,682,258
Series 2020-SFR2, Class E2, 3.08%,
11/17/39 ..................... 1,000 881,781
Tricon Residential Trust
(b)
Series 2021-SFR1, Class F, 3.69%,
07/17/38 ..................... 5,500 5,021,000
Series 2021-SFR1, Class G, 4.13%,
07/17/38 ..................... 3,551 3,202,410
Series 2022-SFR2, Class E, 7.51%,
07/17/40 ..................... 10,000 10,231,109
Trimaran CAVU Ltd., Series 2021-2A, Class B1,
(3-mo. CME Term SOFR at 1.75% Floor +
2.01%), 7.34%, 10/25/34
(a) (b)
.......... 1,500 1,500,440
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Unique Pub Finance Co. plc (The)
(c)
Series A4,  5.66%, 06/30/27 .......... GBP 416 $ 518,061
Series N,  6.46%, 03/30/32
(d)
.......... 400 505,266
Upland CLO Ltd., Series 2016-1A, Class CR,
(3-mo. CME Term SOFR + 3.16%), 8.48%,
04/20/31
(a) (b)
..................... USD 1,500 1,479,340
Voya CLO Ltd.
(a)(b)
Series 2014-1A, Class BR2, (3-mo. CME
Term SOFR + 2.16%), 7.46%, 04/18/31 . 1,000 992,716
Series 2014-4A, Class BR2, (3-mo. CME
Term SOFR + 2.35%), 7.67%, 07/14/31 . 500 495,053
Series 2016-3A, Class A1R, (3-mo. CME
Term SOFR + 1.45%), 6.75%, 10/18/31 . 479 479,402
Washington Mutual Asset-Backed
CertificatesTrust, Series 2006-HE5, Class
1A, (1-mo. CME Term SOFR at 0.31% Floor
+ 0.42%), 4.34%, 10/25/36
(a)
.......... 11,461 8,481,317
Webster Park CLO Ltd., Series 2015-1A, Class
A1BR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.61%), 6.93%, 07/20/30
(a) (b)
..... 3,800 3,796,181
Wellman Park CLO Ltd., Series 2021-1A, Class
B, (3-mo. CME Term SOFR at 1.86% Floor +
1.86%), 7.18%, 07/15/34
(a) (b)
.......... 7,000 6,995,069
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class ANBR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.96%),
7.28%, 07/24/32 ................ 10,415 10,419,166
Series 2019-1A, Class BR, (3-mo. CME
Term SOFR at 2.05% Floor + 2.31%),
7.63%, 07/24/32 ................ 5,000 4,997,704
Whitebox CLO III Ltd., Series 2021-3A, Class
A1, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.48%), 6.80%, 10/15/34
(a) (b)
......... 2,000 1,999,695
Whitebox CLO IV Ltd.
(a)(b)
Series 2023-4A, Class A1, (3-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 7.47%,
04/20/36 ..................... 1,500 1,509,250
Series 2023-4A, Class B, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 7.92%,
04/20/36 ..................... 2,000 2,003,297
Series 2023-4A, Class D, (3-mo. CME Term
SOFR at 5.15% Floor + 5.15%), 10.47%,
04/20/36 ..................... 1,000 1,022,695
Total Asset-Backed Securities — 14 .2%
(Cost: $ 1,651,545,111 ) ............................. 1,618,461,640
Shares
Shares
Common Stocks
Aerospace & Defense — 0.4%
BAE Systems plc .................... 1,038,796 15,474,395
L3Harris Technologies, Inc. ............. 65,582 13,668,600
MTU Aero Engines AG ................ 21,279 4,892,687
RTX Corp. ........................ 154,148 14,045,966
48,081,648
Air Freight & Logistics — 0.2%
Agility Public Warehousing Co. KSC
(e)
...... 248,197 467,030
Hyundai Glovis Co. Ltd.
(e)
.............. 6,561 859,114
United Parcel Service, Inc. , Class B ....... 95,745 13,586,216
ZTO Express Cayman, Inc. , ADR ......... 152,749 2,498,974
17,411,334

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Automobile Components — 0.1%
Aptiv plc
(e)
......................... 34,420 $ 2,799,379
Hyundai Mobis Co. Ltd. ................ 12,590 1,973,526
Lear Corp. ........................ 17,907 2,379,840
7,152,745
Automobiles — 0.2%
General Motors Co. .................. 239,727 9,301,408
Guangzhou Automobile Group Co. Ltd. , Class
H ............................ 1,064,000 420,561
Maruti Suzuki India Ltd. ............... 45,590 5,591,662
SAIC Motor Corp. Ltd. , Class A .......... 1,046,823 1,992,686
17,306,317
Banks — 1.9%
Absa Group Ltd. .................... 606,197 5,293,020
Abu Dhabi Commercial Bank PJSC ....... 1,614,522 3,956,138
Abu Dhabi Islamic Bank PJSC ........... 130,932 399,254
Al Rajhi Bank ...................... 61,289 1,368,150
AMMB Holdings Bhd. ................. 265,100 237,344
Axis Bank Ltd. ...................... 844,577 10,858,993
Bank Mandiri Persero Tbk. PT ........... 5,485,100 2,309,314
Bank Negara Indonesia Persero Tbk. PT .... 1,028,300 374,111
Bank of Beijing Co. Ltd. , Class A ......... 1,871,700 1,327,297
Bank of China Ltd. , Class H ............. 17,047,000 6,397,235
Bank of Communications Co. Ltd. , Class H .. 1,167,000 690,403
Bank of Shanghai Co. Ltd. , Class A ........ 1,747,300 1,555,573
Bank Rakyat Indonesia Persero Tbk. PT .... 37,459,713 13,494,321
BNP Paribas SA .................... 63,007 4,233,073
Boubyan Bank KSCP ................. 213,096 424,729
Chang Hwa Commercial Bank Ltd. ........ 712,687 397,860
China CITIC Bank Corp. Ltd. , Class H ...... 1,026,000 508,488
China Everbright Bank Co. Ltd. , Class H .... 819,000 243,150
China Minsheng Banking Corp. Ltd. , Class H . 1,326,000 441,020
CIMB Group Holdings Bhd. ............. 893,100 1,176,341
Citigroup, Inc. ...................... 343,747 19,308,269
Citizens Financial Group, Inc. ........... 526,635 17,220,964
Commercial International Bank Egypt SAE ... 382,397 500,138
Commercial International Bank Egypt SAE
(Registered) , GDR
(c)
................ 276,038 325,725
Credicorp Ltd. ...................... 358 53,138
CTBC Financial Holding Co. Ltd. ......... 2,441,000 2,214,505
DBS Group Holdings Ltd. .............. 410,400 9,720,448
Dubai Islamic Bank PJSC .............. 345,482 594,467
E.Sun Financial Holding Co. Ltd. ......... 1,463,894 1,155,436
Emirates NBD Bank PJSC .............. 189,975 915,492
First Abu Dhabi Bank PJSC ............. 266,452 1,062,263
First Citizens BancShares, Inc. , Class A ..... 9,488 14,326,880
Grupo Financiero Banorte SAB de CV , Class O 1,022,211 10,394,047
Gulf Bank KSCP .................... 382,603 360,111
HDFC Bank Ltd. .................... 489,648 8,610,885
Hong Leong Bank Bhd. ................ 78,900 320,209
HSBC Holdings plc .................. 488,042 3,810,487
Hua Nan Financial Holdings Co. Ltd. ....... 662,000 456,018
ICICI Bank Ltd. ..................... 211,550 2,620,077
ICICI Bank Ltd. , ADR ................. 4,065 99,186
Industrial & Commercial Bank of China Ltd. ,
Class H ........................ 15,006,000 7,309,874
KBC Group NV ..................... 28,372 1,850,751
Kotak Mahindra Bank Ltd. .............. 99,389 2,184,454
Kuwait Finance House KSCP ............ 885,603 2,219,769
M&T Bank Corp. .................... 80,850 11,165,385
Malayan Banking Bhd. ................ 548,600 1,073,061
Mega Financial Holding Co. Ltd. .......... 245 294
Metropolitan Bank & Trust Co. ........... 86,240 87,356
Moneta Money Bank A/S
(b) (c)
............ 31,466 135,414
National Bank of Greece SA
(e)
........... 306,911 2,333,470
Security
Shares
Shares Value
Banks (continued)
National Bank of Kuwait SAKP ........... 272,746 $ 868,430
Nordea Bank Abp ................... 333,910 4,115,069
OTP Bank Nyrt. ..................... 136,670 6,331,755
Public Bank Bhd. .................... 1,098,100 1,017,958
Qatar International Islamic Bank QSC ...... 74,760 213,705
Qatar Islamic Bank SAQ ............... 104,197 557,356
Qatar National Bank QPSC ............. 258,634 1,098,735
RHB Bank Bhd. ..................... 276,500 327,098
Sberbank of Russia PJSC
(f)
............. 877,548 98
Taiwan Cooperative Financial Holding Co. Ltd. 640,000 519,230
UniCredit SpA ...................... 154,529 4,526,471
Wells Fargo & Co. ................... 427,600 21,456,968
219,147,260
Beverages — 0.3%
Ambev SA ........................ 2,151,818 5,685,310
Ambev SA , ADR .................... 351,350 920,537
Diageo plc ........................ 314,103 11,344,728
Keurig Dr Pepper, Inc. ................ 99,500 3,128,280
Nongfu Spring Co. Ltd. , Class H
(b) (c)
........ 155,800 845,551
Pernod Ricard SA ................... 29,237 4,794,445
Tsingtao Brewery Co. Ltd. , Class H ........ 70,000 399,470
United Breweries Ltd. ................. 16,340 355,290
United Spirits Ltd. ................... 72,030 944,481
28,418,092
Biotechnology — 0.2%
3SBio, Inc.
(b) (c)
...................... 515,000 388,078
AbbVie, Inc. ....................... 113,398 18,642,631
Celltrion, Inc. ....................... 3,280 440,145
Ever Supreme Bio Technology Co. Ltd. ..... 90,000 558,339
Hugel, Inc.
(e)
....................... 4,949 562,197
PharmaEngine, Inc. .................. 28,000 94,647
20,686,037
Broadline Retail — 0.3%
Alibaba Group Holding Ltd. ............. 1,137,100 10,198,625
Alibaba Group Holding Ltd. , ADR ......... 163,784 11,820,291
Poya International Co. Ltd. ............. 13,480 222,102
Prosus NV ........................ 274,153 8,156,510
30,397,528
Building Products — 0.4%
Allegion plc ........................ 154,705 19,166,403
Assa Abloy AB , Class B ............... 156,486 4,291,742
Carrier Global Corp. .................. 236,621 12,945,535
Cie de Saint-Gobain SA ............... 87,084 6,157,409
Johnson Controls International plc ........ 44,180 2,327,844
44,888,933
Capital Markets — 0.5%
B3 SA - Brasil Bolsa Balcao ............. 3,275,314 8,647,083
Carlyle Group, Inc. (The) ............... 104,590 4,185,692
Charles Schwab Corp. (The) ............ 174,690 10,991,495
EFG Holding S.A.E.
(e)
................. 535,047 143,794
GF Securities Co. Ltd. , Class H .......... 2,573,200 2,589,688
Intercontinental Exchange, Inc. .......... 148,629 18,924,930
London Stock Exchange Group plc ........ 27,162 3,072,404
Raymond James Financial, Inc. .......... 36,489 4,020,358
52,575,444
Chemicals — 0.3%
Air Liquide SA ...................... 81,674 15,283,933
Asian Paints Ltd. .................... 25,650 911,128
Berger Paints India Ltd. ............... 15,130 102,968
Hansol Chemical Co. Ltd.
(e)
............. 23,948 3,584,440
International Flavors & Fragrances, Inc. ..... 78,156 6,305,626

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Chemicals (continued)
Linde plc ......................... 4,298 $ 1,739,960
Linde plc ......................... 6,867 2,771,538
Pidilite Industries Ltd. ................. 26,637 811,871
Saudi Aramco Base Oil Co. ............. 37,060 1,438,987
Saudi Basic Industries Corp. ............ 277,187 5,745,974
Saudi Industrial Investment Group ........ 52,052 281,274
Yanbu National Petrochemical Co. ........ 35,117 359,174
39,336,873
Commercial Services & Supplies — 0.1%
Republic Services, Inc. ................ 87,290 14,937,065
Communications Equipment — 0.1%
Accton Technology Corp. .............. 284,300 4,782,653
Cisco Systems, Inc. .................. 189,857 9,527,024
Gemtek Technology Corp. .............. 350,000 396,195
14,705,872
Construction & Engineering — 0.2%
China Railway Group Ltd. , Class H ........ 1,364,000 623,808
Eiffage SA ........................ 16,348 1,710,494
Ferrovial SE ....................... 174,282 6,646,287
Gamuda Bhd. ...................... 413,000 440,941
McDermott International Ltd.
(e)
........... 165,884 34,836
Vinci SA .......................... 68,182 8,612,910
18,069,276
Construction Materials — 0.1%
CRH plc .......................... 85,926 6,095,729
Shree Cement Ltd. ................... 2,688 923,839
7,019,568
Consumer Finance — 0.2%
American Express Co. ................ 39,419 7,912,970
Kaspi.KZ JSC , ADR
(c) (g)
................ 9,648 882,310
Kaspi.KZ JSC , ADR
(c)
................. 59,026 5,430,392
SBI Cards & Payment Services Ltd. ....... 372,879 3,214,377
Synchrony Financial .................. 184,845 7,184,925
24,624,974
Consumer Staples Distribution & Retail — 0.3%
Abdullah Al Othaim Markets Co. .......... 77,970 285,100
Cencosud SA ...................... 294,229 512,037
CP ALL PCL , NVDR .................. 3,033,400 4,465,475
Dollar General Corp. ................. 83,221 10,990,997
Fix Price Group plc , GDR
(b) (c) (f)
........... 183,882 1,839
GS Retail Co. Ltd.
(e)
.................. 15,902 265,394
Migros Ticaret A/S ................... 59,223 796,536
Nahdi Medical Co. ................... 17,400 652,484
President Chain Store Corp. ............ 77,000 649,215
Sendas Distribuidora SA ............... 1,685,037 4,673,100
Wal-Mart de Mexico SAB de CV .......... 3,756,762 15,516,847
38,809,024
Containers & Packaging — 0.1%
Sealed Air Corp. .................... 316,173 10,923,777
Diversified REITs — 0.1%
Cromwell European REIT
(c)
............. 2,336,520 3,528,265
Fibra Uno Administracion SA de CV ....... 2,908,517 4,939,485
LXI REIT plc
(c)
...................... 4,742,511 6,325,096
14,792,846
Diversified Telecommunication Services — 0.6%
AT&T, Inc. ......................... 310,187 5,487,208
Cellnex Telecom SA
(b) (c)
................ 364,590 14,028,465
China Tower Corp. Ltd. , Class H
(b) (c)
....... 9,232,000 1,026,981
Chunghwa Telecom Co. Ltd. ............ 687,000 2,604,357
Emirates Telecommunications Group Co. PJSC 109,655 572,614
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Hellenic Telecommunications Organization SA ,
Class R ........................ 40,408 $ 561,060
Koninklijke KPN NV .................. 4,050,123 13,777,474
KT Corp.
(e)
........................ 31,021 821,684
KT Corp. , ADR
(e)
.................... 24,578 324,184
LG Uplus Corp. ..................... 66,112 506,172
Ooredoo QPSC ..................... 103,138 302,723
Orange Polska SA ................... 134,957 288,263
Saudi Telecom Co. ................... 236,161 2,569,813
Telefonica Brasil SA .................. 153,778 1,592,284
Telefonica Brasil SA , ADR .............. 106,997 1,104,209
Telekom Malaysia Bhd. ................ 220,400 275,451
Telkom Indonesia Persero Tbk. PT ........ 6,218,800 1,559,842
Telkom Indonesia Persero Tbk. PT , ADR
(e)
... 16,700 420,172
TELUS Corp. ...................... 798,654 14,304,428
Verizon Communications, Inc. ........... 239,238 10,131,729
72,259,113
Electric Utilities — 1.2%
Alliant Energy Corp. .................. 175,173 8,523,918
American Electric Power Co., Inc. ......... 191,673 14,977,328
CK Infrastructure Holdings Ltd. ........... 519,000 3,082,260
CLP Holdings Ltd. ................... 352,000 2,799,611
CPFL Energia SA .................... 135,843 993,378
Duke Energy Corp. .................. 70,668 6,772,115
Edison International .................. 138,841 9,368,991
Enel Americas SA ................... 2,504,532 253,820
Enel Chile SA ...................... 4,031,697 242,344
Enel SpA ......................... 447,743 3,055,119
Entergy Corp. ...................... 76,252 7,606,900
Eversource Energy .................. 6,091 330,254
Exelon Corp. ....................... 170,257 5,926,646
Korea Electric Power Corp.
(e)
............ 34,844 516,699
Manila Electric Co. ................... 16,470 105,978
NextEra Energy, Inc. ................. 225,192 13,203,007
PG&E Corp. ....................... 859,507 14,499,883
Portland General Electric Co. ............ 143,279 5,864,410
PPL Corp. ........................ 398,851 10,449,896
Southern Co. (The) .................. 125,687 8,737,760
SSE plc .......................... 110,234 2,347,758
Terna - Rete Elettrica Nazionale .......... 586,480 4,945,228
Xcel Energy, Inc. .................... 178,708 10,699,248
135,302,551
Electrical Equipment — 0.2%
ABB India Ltd. ...................... 3,819 215,089
Contemporary Amperex Technology Co. Ltd. ,
Class A ........................ 251,500 5,307,669
Goldwind Science & Technology Co. Ltd. , Class
H ............................ 318,200 116,228
Schneider Electric SE ................. 22,590 4,437,808
Sensata Technologies Holding plc ......... 115,870 4,191,018
Sociedad Quimica y Minera de Chile SA , ADR 64,973 2,733,414
17,001,226
Electronic Equipment, Instruments & Components — 0.2%
AUO Corp.
(e)
....................... 578,000 337,783
Delta Electronics, Inc. ................. 367,000 3,284,134
FLEXium Interconnect, Inc. ............. 105,000 286,490
Hexagon AB , Class B ................. 378,912 4,135,289
Hon Hai Precision Industry Co. Ltd. ........ 818,000 2,675,862
Largan Precision Co. Ltd. .............. 8,000 634,278
Primax Electronics Ltd. ................ 295,000 618,408
Simplo Technology Co. Ltd. ............. 57,000 737,643
TE Connectivity Ltd. .................. 68,503 9,740,441
Tianma Microelectronics Co. Ltd. , Class A
(e)
.. 75,900 87,729

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
TXC Corp. ........................ 140,000 $ 424,025
WPG Holdings Ltd. .................. 387,000 1,077,371
Zebra Technologies Corp. , Class A
(e)
....... 16,565 3,968,146
28,007,599
Energy Equipment & Services — 0.1%
Baker Hughes Co. , Class A ............. 446,907 12,736,850
Project Investor Holdings LLC , (Acquired
02/12/19 , cost $ 0 )
(e) (f) (h)
.............. 24,388 —
12,736,850
Entertainment — 0.0%
NetEase, Inc. ...................... 103,600 2,013,788
Financial Services — 0.2%
Equitable Holdings, Inc. ............... 166,955 5,457,759
Fidelity National Information Services, Inc. ... 231,351 14,403,913
New TOPCO
(e) (f) (i)
.................... 12,872 —
Travelport Finance
(e) (f)
................. 246 751,385
Visa, Inc. , Class A ................... 23,526 6,428,715
27,041,772
Food Products — 0.7%
Almarai Co. JSC .................... 22,606 344,205
China Mengniu Dairy Co. Ltd. ........... 2,228,000 4,936,625
Hebei Yangyuan Zhihui Beverage Co. Ltd. ,
Class A ........................ 176,400 566,369
Henan Shuanghui Investment & Development
Co. Ltd. , Class A .................. 576,400 2,284,294
Indofood Sukses Makmur Tbk. PT ........ 569,300 230,030
IOI Corp. Bhd. ...................... 161,200 135,916
Kraft Heinz Co. (The) ................. 372,862 13,844,366
Kuala Lumpur Kepong Bhd. ............. 64,200 301,071
Marico Ltd. ........................ 55,624 353,802
Meihua Holdings Group Co. Ltd. , Class A .... 987,106 1,369,351
Mondelez International, Inc. , Class A ....... 249,601 18,787,467
Nestle India Ltd. .................... 50,848 1,533,808
Nestle Malaysia Bhd. ................. 4,500 113,689
Nestle SA (Registered) ................ 259,424 29,561,522
PPB Group Bhd. .................... 35,400 108,221
QL Resources Bhd. .................. 118,600 146,181
Sime Darby Plantation Bhd. ............. 166,100 154,894
Tata Consumer Products Ltd. ............ 22,491 302,878
Tingyi Cayman Islands Holding Corp. ...... 380,000 378,381
Uni-President Enterprises Corp. .......... 539,000 1,245,567
76,698,637
Gas Utilities — 0.1%
ENN Energy Holdings Ltd. .............. 407,400 3,032,626
GAIL India Ltd. ..................... 2,390,186 4,973,471
Petronas Gas Bhd. ................... 44,200 165,773
Tokyo Gas Co. Ltd. .................. 130,900 3,007,020
11,178,890
Ground Transportation — 0.4%
Canadian Pacific Kansas City Ltd. ........ 108,217 8,708,366
CSX Corp. ........................ 168,372 6,010,880
Daqin Railway Co. Ltd. , Class A .......... 2,582,300 2,683,049
Norfolk Southern Corp. ................ 20,199 4,751,613
Union Pacific Corp. .................. 101,129 24,668,397
West Japan Railway Co. ............... 42,100 1,753,444
48,575,749
Health Care Equipment & Supplies — 0.6%
Baxter International, Inc. ............... 349,872 13,536,548
EssilorLuxottica SA .................. 92,742 18,174,934
Koninklijke Philips NV
(e)
................ 225,831 4,777,580
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Medtronic plc ...................... 309,758 $ 27,116,215
63,605,277
Health Care Providers & Services — 0.7%
Bangkok Chain Hospital PCL , NVDR ....... 1,527,600 973,117
Bangkok Dusit Medical Services PCL , NVDR . 3,431,600 2,659,963
Cardinal Health, Inc. .................. 105,981 11,572,065
Cigna Group (The) ................... 29,031 8,736,880
Dr Lal PathLabs Ltd.
(b) (c)
............... 17,245 523,365
Dr Sulaiman Al Habib Medical Services Group
Co. ........................... 6,534 505,093
Elevance Health, Inc. ................. 14,425 7,117,872
Envision Healthcare Corp.
(e) (f)
............ 37,379 373,790
Hapvida Participacoes e Investimentos SA
(b) (c) (e)
7,210,225 5,675,738
Humana, Inc. ...................... 18,471 6,983,146
IHH Healthcare Bhd. ................. 272,300 351,321
Laboratory Corp. of America Holdings ...... 43,971 9,774,753
Shanghai Pharmaceuticals Holding Co. Ltd. ,
Class A ........................ 882,500 2,083,314
Shanghai Pharmaceuticals Holding Co. Ltd. ,
Class H ........................ 185,900 262,771
UnitedHealth Group, Inc. ............... 34,681 17,747,655
75,340,843
Health Care REITs — 0.5%
Assura plc ........................ 21,725,102 12,262,852
CareTrust REIT, Inc. .................. 486,858 10,185,069
Community Healthcare Trust, Inc. ......... 46,843 1,198,712
Healthpeak Properties, Inc. ............. 443,299 8,201,032
Physicians Realty Trust ................ 654,478 8,010,811
Target Healthcare REIT plc ............. 6,108,349 6,428,009
Welltower, Inc. ...................... 77,165 6,675,544
52,962,029
Hotels, Restaurants & Leisure — 0.1%
Genting Bhd. ....................... 288,600 287,507
OPAP SA , Class R ................... 250,792 4,341,915
Sands China Ltd.
(e)
................... 1,654,000 4,341,372
Seera Group Holding
(e)
................ 44,255 349,310
9,320,104
Household Durables — 0.2%
Hisense Home Appliances Group Co. Ltd. ... 112,000 268,878
Newell Brands, Inc. .................. 343,545 2,858,294
Sony Group Corp. , ADR ............... 67,438 6,592,065
Taylor Wimpey plc ................... 9,951,215 18,578,839
28,298,076
Household Products — 0.0%
Reckitt Benckiser Group plc ............. 57,941 4,189,185
Unilever Indonesia Tbk. PT ............. 1,003,800 197,198
4,386,383
Independent Power and Renewable Electricity Producers — 0.1%
Boralex, Inc. , Class A ................. 66,680 1,608,414
CGN Power Co. Ltd. , Class H
(b) (c)
......... 1,504,000 421,458
China Longyuan Power Group Corp. Ltd. , Class
H ............................ 329,000 198,457
EDP Renovaveis SA .................. 101,430 1,642,480
Huadian Power International Corp. Ltd. , Class
H ............................ 1,108,000 531,360
RWE AG ......................... 60,859 2,247,258
6,649,427
Industrial Conglomerates — 0.1%
Astra International Tbk. PT ............. 12,913,300 4,184,432
GS Holdings Corp.
(e)
.................. 10,143 351,753
Industries Qatar QSC ................. 113,062 371,333

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial Conglomerates (continued)
Siemens AG (Registered) .............. 38,436 $ 6,880,962
Sime Darby Bhd. .................... 381,100 195,537
11,984,017
Industrial REITs — 0.5%
ESR Kendall Square REIT Co. Ltd. ........ 1,972,859 5,558,303
Goodman Group .................... 380,040 6,308,351
LondonMetric Property plc .............. 1,987,490 4,856,225
Prologis, Inc. ....................... 100,466 12,728,038
Rexford Industrial Realty, Inc. ........... 213,724 11,239,745
Segro plc ......................... 390,763 4,339,842
Warehouses De Pauw CVA ............. 307,247 8,989,176
54,019,680
Insurance — 0.9%
AIA Group Ltd. ..................... 517,600 4,059,237
American International Group, Inc. ........ 170,215 11,831,645
ASR Nederland NV .................. 89,360 4,211,224
Assurant, Inc. ...................... 63,858 10,724,951
Fidelity National Financial, Inc. , Class A ..... 188,632 9,437,259
New China Life Insurance Co. Ltd. , Class H .. 50,300 89,767
People's Insurance Co. Group of China Ltd.
(The) , Class H .................... 1,087,000 337,924
Phoenix Group Holdings plc ............ 445,876 2,846,753
Powszechny Zaklad Ubezpieczen SA ...... 473,875 5,705,533
Prudential plc ...................... 1,356,703 13,936,822
Sampo OYJ , Class A ................. 129,876 5,436,019
Samsung Life Insurance Co. Ltd. ......... 8,603 447,060
Tryg A/S .......................... 329,914 7,051,622
Willis Towers Watson plc ............... 27,454 6,761,920
Zurich Insurance Group AG ............. 33,564 17,053,516
99,931,252
Interactive Media & Services — 0.0%
Tencent Holdings Ltd. ................. 49,000 1,700,855
IT Services — 0.5%
Accenture plc , Class A ................ 50,483 18,369,754
Arabian Internet & Communications Services
Co. ........................... 6,603 576,117
Cognizant Technology Solutions Corp. , Class A 116,453 8,980,855
HCL Technologies Ltd. ................ 142,926 2,710,692
Infosys Ltd. , ADR .................... 287,760 5,714,914
NEXTDC Ltd.
(e)
..................... 836,255 7,570,748
SUNeVision Holdings Ltd. .............. 12,013,000 4,121,938
Tata Consultancy Services Ltd. .......... 209,818 9,637,179
57,682,197
Leisure Products — 0.0%
Hasbro, Inc. ....................... 98,280 4,810,806
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc.
(e)
................ 98,934 3,062,996
Joinn Laboratories China Co. Ltd. , Class A ... 1,017,340 2,341,669
5,404,665
Machinery — 0.4%
CNH Industrial NV ................... 404,590 4,855,080
Epiroc AB , Class A ................... 161,972 2,861,843
Komatsu Ltd. ...................... 261,200 7,431,129
Otis Worldwide Corp. ................. 218,035 19,283,016
Volvo AB , Class B ................... 263,029 6,303,576
Westinghouse Air Brake Technologies Corp. .. 31,590 4,156,296
Zoomlion Heavy Industry Science and
Technology Co. Ltd. , Class H .......... 437,200 232,478
45,123,418
Security
Shares
Shares Value
Marine Transportation — 0.0%
COSCO SHIPPING Holdings Co. Ltd. , Class A 242,120 $ 335,085
Danaos Corp. ...................... 1,151 87,798
MISC Bhd. ........................ 137,700 213,742
636,625
Media — 0.1%
Cheil Worldwide, Inc. ................. 13,293 182,957
Comcast Corp. , Class A ............... 201,121 9,360,171
Fox Corp. , Class A ................... 144,675 4,673,002
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 160,629 )
(e) (h)
.......... 12,784 543,320
SES SA , ADR ...................... 314,526 1,929,785
16,689,235
Metals & Mining — 0.1%
Alrosa PJSC
(f)
...................... 607,124 67
Baoshan Iron & Steel Co. Ltd. , Class A ..... 195,100 167,102
Barrick Gold Corp. ................... 202,851 3,164,475
Gold Fields Ltd. ..................... 314,957 4,647,276
Gold Fields Ltd. , ADR ................. 126,242 1,868,382
Hochschild Mining plc
(e)
................ 107,064 140,761
Novolipetsk Steel PJSC
(e) (f)
............. 14 —
Vale SA .......................... 20,756 284,838
Zijin Mining Group Co. Ltd. , Class H ....... 3,374,000 5,006,558
15,279,459
Multi-Utilities — 0.5%
CenterPoint Energy, Inc. ............... 186,807 5,219,387
Dominion Energy, Inc. ................. 198,912 9,094,257
DTE Energy Co. .................... 49,095 5,175,595
Engie SA ......................... 302,960 4,839,021
National Grid plc .................... 869,492 11,580,855
NiSource, Inc. ...................... 314,567 8,169,305
Qatar Electricity & Water Co. QSC ........ 41,488 197,061
Sempra .......................... 153,424 10,979,021
55,254,502
Office REITs — 0.2%
Alexandria Real Estate Equities, Inc. ....... 48,816 5,901,854
Boston Properties, Inc. ................ 111,785 7,433,703
SL Green Realty Corp. ................ 118,187 5,312,506
18,648,063
Oil, Gas & Consumable Fuels — 1.5%
Bharat Petroleum Corp. Ltd. ............ 63,302 383,677
BP plc ........................... 2,428,332 14,182,469
Cheniere Energy, Inc. ................. 47,284 7,754,103
Chevron Corp. ...................... 31,900 4,703,017
China Petroleum & Chemical Corp. , Class H . 22,547,100 11,729,081
DT Midstream, Inc. ................... 72,589 3,897,303
Ecopetrol SA , ADR ................... 258,465 3,109,334
Empresas Copec SA ................. 48,218 306,541
Enbridge, Inc. ...................... 173,901 6,175,041
Energy Transfer LP .................. 235,780 3,371,654
Enterprise Products Partners LP .......... 120,204 3,216,659
Equitrans Midstream Corp. ............. 39,040 397,818
Gibson Energy, Inc. .................. 30,689 489,855
Kinder Morgan, Inc. .................. 39,501 668,357
Koninklijke Vopak NV ................. 43,716 1,365,629
Kosmos Energy Ltd.
(e)
................. 869,642 5,270,031
LUKOIL PJSC
(f)
..................... 417,114 46
MOL Hungarian Oil & Gas plc ........... 534,642 4,381,684
MPLX LP ......................... 92,721 3,574,395
Novatek PJSC
(f)
..................... 690 —
NuStar Energy LP ................... 41,633 915,926
Oil & Natural Gas Corp. Ltd. ............ 1,690,003 5,133,749
ONEOK, Inc. ....................... 6,266 427,655

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Pembina Pipeline Corp. ............... 199,662 $ 6,877,420
PetroChina Co. Ltd. , Class H ............ 140,000 101,271
Petronas Dagangan Bhd. .............. 21,400 96,549
Petronet LNG Ltd. ................... 199,004 645,122
Plains All American Pipeline LP .......... 214,182 3,306,970
PTT Exploration & Production PCL , NVDR ... 566,300 2,389,964
Rabigh Refining & Petrochemical Co.
(e)
..... 174,939 425,519
Saudi Arabian Oil Co.
(b) (c)
............... 321,258 2,616,997
Shell plc .......................... 882,071 27,481,338
S-Oil Corp. ........................ 81,867 4,162,141
Suncor Energy, Inc. .................. 240,070 7,951,118
Targa Resources Corp. ................ 101,520 8,625,139
TC Energy Corp. .................... 210,076 8,287,524
Ultrapar Participacoes SA .............. 118,236 672,511
Western Midstream Partners LP .......... 69,780 2,004,779
Williams Cos., Inc. (The) ............... 302,899 10,498,479
167,596,865
Paper & Forest Products — 0.0%
Empresas CMPC SA ................. 143,577 233,942
UPM-Kymmene OYJ ................. 81,516 2,964,918
3,198,860
Personal Care Products — 0.1%
By-health Co. Ltd. , Class A ............. 83,600 174,966
Colgate-Palmolive India Ltd. ............ 29,289 907,080
Dabur India Ltd. ..................... 140,343 911,603
Godrej Consumer Products Ltd. .......... 355,253 4,981,746
Haleon plc ........................ 674,826 2,740,985
Unilever plc , ADR ................... 71,403 3,476,612
13,192,992
Pharmaceuticals — 1.3%
Alkem Laboratories Ltd. ............... 12,968 779,682
AstraZeneca plc .................... 247,008 32,747,541
Asymchem Laboratories Tianjin Co. Ltd. , Class
A ............................ 201,000 2,397,127
Aurobindo Pharma Ltd. ................ 70,959 982,890
Bayer AG (Registered) ................ 182,022 5,663,908
Bristol-Myers Squibb Co. ............... 84,510 4,130,004
China Resources Pharmaceutical Group Ltd.
(b) (c)
614,000 374,370
Cipla Ltd. ......................... 133,451 2,170,473
Dr Reddy's Laboratories Ltd. , ADR ........ 8,688 625,102
Dr. Reddy's Laboratories Ltd. ............ 29,318 2,154,197
Eli Lilly & Co. ...................... 9,272 5,986,096
HK inno N Corp.
(e)
................... 2,342 73,304
Jamjoom Pharmaceuticals Factory Co. ..... 30,752 1,144,101
Lupin Ltd. ......................... 79,704 1,443,374
Merck KGaA ....................... 29,031 4,763,279
Novartis AG (Registered) .............. 36,382 3,762,401
Novo Nordisk A/S , Class B ............. 265,877 30,390,928
Novo Nordisk A/S , ADR ............... 6,167 707,601
Pfizer, Inc. ........................ 122,770 3,324,612
Sanofi SA ......................... 363,868 36,439,749
Sun Pharmaceutical Industries Ltd. ........ 29,657 506,657
Torrent Pharmaceuticals Ltd. ............ 22,187 676,139
Yunnan Baiyao Group Co. Ltd. , Class A ..... 84,200 545,130
Zydus Lifesciences Ltd. ............... 78,603 719,340
142,508,005
Professional Services — 0.7%
Dun & Bradstreet Holdings, Inc. .......... 609,375 7,062,656
Experian plc ....................... 117,020 4,870,653
Leidos Holdings, Inc. ................. 100,423 11,093,729
NMG, Inc.
(e)
........................ 3,714 371,400
Paychex, Inc. ...................... 144,709 17,615,426
RELX plc ......................... 577,196 23,812,198
Security
Shares
Shares Value
Professional Services (continued)
SS&C Technologies Holdings, Inc. ........ 206,545 $ 12,603,376
77,429,438
Real Estate Management & Development — 0.3%
ADLER Group SA
(b) (c) (e)
................ 73,272 27,018
ADLER Group SA
(e)
.................. 34,591 12,447
Barwa Real Estate Co. ................ 234,595 185,241
CK Asset Holdings Ltd. ................ 2,642,000 11,921,613
Corp. Inmobiliaria Vesta SAB de CV , ADR ... 104,731 3,971,399
Emaar Properties PJSC ............... 152,332 307,996
Mabanee Co. KPSC .................. 36,212 90,677
VGP NV .......................... 25,910 3,038,955
Vonovia SE ........................ 178,430 5,558,516
Wharf Real Estate Investment Co. Ltd. ..... 1,462,000 4,283,417
29,397,279
Residential REITs — 0.2%
Sun Communities, Inc. ................ 95,877 12,018,182
UDR, Inc. ......................... 404,115 14,556,222
26,574,404
Retail REITs — 0.1%
Link REIT ......................... 2,865,500 14,372,449
Semiconductors & Semiconductor Equipment — 1.1%
Applied Materials, Inc. ................ 80,916 13,294,499
ASML Holding NV ................... 9,452 8,200,443
ChipMOS Technologies, Inc. ............ 192,000 262,104
Elan Microelectronics Corp. ............. 183,000 875,334
MediaTek, Inc. ...................... 340,000 10,491,593
Radiant Opto-Electronics Corp. .......... 179,000 791,599
STMicroelectronics NV ................ 131,764 5,785,430
Taiwan Semiconductor Manufacturing Co. Ltd. 3,152,000 63,098,312
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR .......................... 36,239 4,093,557
Texas Instruments, Inc. ................ 103,195 16,523,583
123,416,454
Software — 0.5%
Birlasoft Ltd. ....................... 181,040 1,849,597
Microsoft Corp. ..................... 107,416 42,706,453
Oracle Corp. ....................... 142,637 15,932,553
SAP SE .......................... 7,355 1,274,228
Tata Elxsi Ltd. ...................... 6,485 593,596
62,356,427
Specialized REITs — 0.8%
American Tower Corp. ................ 122,241 23,916,452
Crown Castle, Inc. ................... 97,726 10,578,839
Digital Realty Trust, Inc. ............... 38,532 5,412,205
EPR Properties ..................... 186,403 8,252,061
Equinix, Inc. ....................... 7,137 5,922,068
Extra Space Storage, Inc. .............. 51,308 7,410,928
SBA Communications Corp. ............ 74,654 16,712,044
VICI Properties, Inc. .................. 460,524 13,870,983
92,075,580
Specialty Retail — 0.2%
Abu Dhabi National Oil Co. for Distribution
PJSC ......................... 571,375 552,249
Chow Tai Fook Jewellery Group Ltd. ....... 470,800 637,787
Foschini Group Ltd. (The) .............. 765,516 4,635,053
HLA Group Corp. Ltd. , Class A ........... 961,132 1,027,620
Industria de Diseno Textil SA ............ 61,957 2,649,119
Jarir Marketing Co. ................... 129,100 524,648
Lojas Renner SA .................... 2,119,457 6,891,743
Topsports International Holdings Ltd.
(b) (c)
.... 492,000 318,905

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Trent Ltd. ......................... 4,764 $ 177,138
17,414,262
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc. ........................ 113,464 20,922,762
Compal Electronics, Inc. ............... 697,000 799,359
HP, Inc. .......................... 115,603 3,318,962
Pegatron Corp. ..................... 285,000 751,309
Samsung Electronics Co. Ltd. ........... 22,692 1,233,011
Samsung Electronics Co. Ltd. , GDR
(b) (c)
..... 11,275 15,408,062
42,433,465
Textiles, Apparel & Luxury Goods — 0.2%
Bosideng International Holdings Ltd. ....... 1,248,000 564,167
LVMH Moet Hennessy Louis Vuitton SE ..... 26,551 22,091,998
Pou Chen Corp. ..................... 280,000 281,872
Tapestry, Inc. ....................... 133,410 5,174,974
28,113,011
Tobacco — 0.3%
British American Tobacco plc ............ 398,150 11,738,899
Eastern Co. SAE .................... 100,915 49,888
ITC Ltd. .......................... 478,785 2,545,261
Philip Morris International, Inc. ........... 195,956 17,802,603
32,136,651
Trading Companies & Distributors — 0.1%
Azelis Group NV .................... 147,119 3,029,304
BOC Aviation Ltd.
(b) (c)
................. 663,500 4,974,504
8,003,808
Transportation Infrastructure — 0.7%
Aena SME SA
(b) (c)
.................... 77,896 13,780,360
Aeroports de Paris SA ................ 58,789 7,866,545
Atlas Arteria Ltd.
(i)
................... 974,082 3,434,030
Auckland International Airport Ltd. ........ 1,081,099 5,574,032
Flughafen Zurich AG (Registered) ......... 39,362 8,121,408
Fraport AG Frankfurt Airport Services
Worldwide
(e)
..................... 86,418 5,072,046
Getlink SE ........................ 159,305 2,744,997
Grupo Aeroportuario del Pacifico SAB de CV ,
Class B ........................ 475,588 7,405,373
International Container Terminal Services, Inc. 80,860 349,639
Japan Airport Terminal Co. Ltd. .......... 85,900 3,411,342
Jiangsu Expressway Co. Ltd. , Class H ..... 192,000 183,209
Liaoning Port Co. Ltd. , Class A ........... 3,386,200 645,260
Malaysia Airports Holdings Bhd. .......... 181,100 294,485
Salik Co. PJSC ..................... 1,762,933 1,665,522
Sustained Infrastructure Holding Co. ....... 41,683 342,903
Taiwan High Speed Rail Corp. ........... 276,000 260,419
Transurban Group
(i)
.................. 2,373,960 20,855,798
Zhejiang Expressway Co. Ltd. , Class H ..... 376,000 279,315
82,286,683
Water Utilities — 0.0%
United Utilities Group plc ............... 224,645 3,025,692
Wireless Telecommunication Services — 0.3%
Advanced Info Service PCL , NVDR ........ 1,048,600 6,467,118
CELCOMDIGI Bhd. .................. 235,000 210,529
Etihad Etisalat Co. ................... 65,412 908,766
Far EasTone Telecommunications Co. Ltd. ... 381,000 977,959
Intouch Holdings PCL , NVDR ........... 545,700 1,133,211
Maxis Bhd. ........................ 127,400 102,351
Mobile Telecommunications Co. KSCP ..... 278,483 475,951
Mobile Telecommunications Co. Saudi Arabia . 150,398 535,002
Mobile TeleSystems PJSC
(f)
............. 26,804 3
Rogers Communications, Inc. , Class B ..... 83,474 3,899,116
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
SK Telecom Co. Ltd. .................. 46,200 $ 1,737,058
SK Telecom Co. Ltd. , ADR
(g)
............ 29,336 614,589
Taiwan Mobile Co. Ltd. ................ 254,000 793,964
Tele2 AB , Class B ................... 526,992 4,493,153
TIM SA .......................... 29,967 105,366
Vodafone Group plc .................. 9,045,136 7,689,652
30,143,788
Total Common Stocks — 24 .0%
(Cost: $ 2,447,467,302 ) ............................ 2,723,503,814
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.85% , 10/30/24 .................. USD 1,345 1,316,647
2.20% , 02/04/26 .................. 2,751 2,590,978
5.15% , 05/01/30 .................. 5,287 5,298,682
Bombardier, Inc.
(b)
7.13% , 06/15/26 .................. 1,730 1,744,416
7.88% , 04/15/27 .................. 2,430 2,426,891
6.00% , 02/15/28 .................. 523 509,535
8.75% , 11/15/30 .................. 2,358 2,474,622
7.45% , 05/01/34 .................. 946 1,059,520
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
.. 2,252 2,114,223
Castlelake Aviation Finance DAC, 5.00%,
04/15/27
(b)
..................... 169 160,422
Embraer Netherlands Finance BV, 7.00%,
07/28/30
(b)
..................... 3,902 4,086,369
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(b)
. 3,097 3,062,159
General Dynamics Corp.
3.50% , 04/01/27 .................. 138 134,286
3.75% , 05/15/28 .................. 126 123,103
2.25% , 06/01/31 .................. 181 155,384
L3Harris Technologies, Inc.
4.40% , 06/15/28 .................. 1,136 1,121,299
1.80% , 01/15/31 .................. 72 59,128
5.40% , 07/31/33 .................. 691 711,754
4.85% , 04/27/35 .................. 229 225,121
Lockheed Martin Corp., 4.50%, 05/15/36 ... 326 318,516
RTX Corp.
4.13% , 11/16/28 .................. 1,512 1,473,806
5.75% , 01/15/29 .................. 1,314 1,371,679
2.25% , 07/01/30 .................. 55 47,580
5.15% , 02/27/33 .................. 2,214 2,243,626
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 .................. 2,333 2,527,750
9.75% , 11/15/30 .................. 1,685 1,768,509
TransDigm, Inc.
(b)
6.75% , 08/15/28 .................. 9,334 9,486,732
7.13% , 12/01/31 .................. 4,831 5,035,236
Triumph Group, Inc., 9.00%, 03/15/28
(b)
.... 4,000 4,220,596
57,868,569
Air Freight & Logistics — 0.0%
FedEx Corp., 2.40%, 05/15/31 .......... 371 315,996
Automobile Components — 0.4%
Aptiv plc, 3.25%, 03/01/32 ............ 856 754,892
Clarios Global LP
(b)
8.50% , 05/15/27 .................. 10,598 10,568,952
6.75% , 05/15/28 .................. 3,020 3,060,075
Dana Financing Luxembourg SARL
(c)
3.00% , 07/15/29 .................. EUR 375 357,336

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
8.50% , 07/15/31 .................. EUR 1,157 $ 1,363,854
Dealer Tire LLC, 8.00%, 02/01/28
(b)
....... USD 1,248 1,236,344
Forvia SE
(c)
7.25% , 06/15/26 .................. EUR 661 744,231
2.75% , 02/15/27 .................. 1,342 1,372,839
3.75% , 06/15/28 .................. 748 781,081
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. USD 912 855,957
5.63% , 04/30/33 .................. 2,063 1,866,649
Grupo Antolin-Irausa SA, 3.50%, 04/30/28
(c)
.. EUR 478 413,771
Icahn Enterprises LP
6.25% , 05/15/26 .................. USD 1,930 1,849,144
5.25% , 05/15/27 .................. 2,435 2,190,282
9.75% , 01/15/29
(b)
................. 1,460 1,498,325
4.38% , 02/01/29 .................. 1,058 884,181
IHO Verwaltungs GmbH
(c)(j)
3.75% , ( 3.75 % Cash or 4.50 % PIK),
09/15/26 ..................... EUR 160 169,581
3.88% , ( 3.88 % Cash or 4.63 % PIK),
05/15/27
(a)
.................... 906 948,272
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
.................... 1,164 1,358,633
Schaeffler AG
(c)
4.50% , 08/14/26 .................. 300 327,031
4.75% , 08/14/29 .................. 500 547,168
Tenneco, Inc., 8.00%, 11/17/28
(b)
........ USD 948 825,831
ZF Europe Finance BV
(c)
2.00% , 02/23/26 .................. EUR 1,700 1,743,034
2.50% , 10/23/27 .................. 500 501,175
4.75% , 01/31/29 .................. 500 537,518
6.13% , 03/13/29 .................. 900 1,022,909
ZF Finance GmbH
(c)
5.75% , 08/03/26 .................. 1,200 1,330,039
2.00% , 05/06/27 .................. 700 697,862
2.75% , 05/25/27 .................. 400 408,029
40,214,995
Automobiles — 0.1%
Ford Motor Co.
3.25% , 02/12/32 .................. USD 292 241,724
6.10% , 08/19/32 .................. 2,109 2,113,362
General Motors Co., 5.00%, 10/01/28 ..... 72 72,389
Hyundai Capital America
(b)
5.80% , 06/26/25 .................. 46 46,323
6.25% , 11/03/25 .................. 1,316 1,337,450
6.50% , 01/16/29 .................. 453 481,538
5.40% , 01/08/31 .................. 280 285,380
Mercedes-Benz Finance North America LLC
(b)
2.45% , 03/02/31 .................. 181 157,005
5.00% , 01/11/34 .................. 510 509,724
Nissan Motor Acceptance Co. LLC, 7.05%,
09/15/28
(b)
..................... 787 825,879
RCI Banque SA, (5-Year EUR Swap Annual +
2.85%), 2.63%, 02/18/30
(a) (c)
.......... EUR 5,800 6,111,358
Volkswagen Group of America Finance LLC
(b)
5.80% , 09/12/25 .................. USD 560 565,400
4.63% , 11/13/25 .................. 204 202,074
1.25% , 11/24/25 .................. 505 470,884
ZF Finance GmbH, 2.25%, 05/03/28
(c)
..... EUR 400 390,833
13,811,323
Security
Par (000)
Par (000) Value
Banks — 4.1%
ABN AMRO Bank NV, (5-Year EUR Swap
Annual + 4.67%), 4.38%
(a) (c) (k)
......... EUR 3,900 $ 4,046,141
Abu Dhabi Commercial Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.52%), 8.00%
(a) (c) (k)
........ USD 395 419,317
Banco Bilbao Vizcaya Argentaria SA
(a)(k)
(5-Year EUR Swap Annual + 6.04%),
6.00%
(c)
...................... EUR 4,000 4,317,613
Series 9 , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.19%),
6.50% ....................... USD 1,200 1,172,966
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(c)
................ EUR 1,400 1,620,568
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.10%), 9.38% USD 1,000 1,060,319
Banco BPM SpA
(a)(c)
(3-mo. EURIBOR + 2.80%), 6.00% ,
06/14/28 ..................... EUR 1,675 1,901,170
(3-mo. EURIBOR + 2.35%), 4.88% ,
01/17/30 ..................... 1,000 1,098,797
(5-Year EUR Swap Annual + 3.17%),
2.88% , 06/29/31 ................ 2,220 2,267,968
(5-Year EUR Swap Annual + 3.40%),
3.38% , 01/19/32 ................ 2,784 2,831,976
Banco Bradesco SA, 3.20%, 01/27/25
(c)
.... USD 1,208 1,174,913
Banco de Credito Social Cooperativo SA,
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50%, 09/14/29
(a) (c)
............... EUR 1,200 1,394,321
Banco de Sabadell SA
(a)(c)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(k)
...................... 1,600 1,639,524
(1-Year EUR Swap Annual + 2.40%),
5.25% , 02/07/29 ................ 700 785,450
(5-Year EUR Swap Annual + 2.95%),
2.50% , 04/15/31 ................ 2,600 2,658,792
(5-Year EUR Swap Annual + 3.15%),
6.00% , 08/16/33 ................ 1,700 1,864,568
Banco do Brasil SA
4.75% , 03/20/24
(c)
................. USD 1,814 1,805,329
6.25% , 04/18/30
(b)
................. 1,363 1,384,740
Banco Espirito Santo SA
(c)(e)(l)
2.63% , 05/08/17 .................. EUR 800 242,077
4.75% , 01/15/18 .................. 1,500 453,894
4.00% , 01/21/23 .................. 5,400 1,634,018
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.64%), 5.88%
(a) (b) (k)
........ USD 1,525 1,422,062
Banco Nacional de Panama, 2.50%, 08/11/30
(b)
1,598 1,210,085
Banco Santander SA
(5-Year EUR Swap Annual + 4.10%),
4.75%
(a) (c) (k)
.................... EUR 2,000 2,016,158
(5-Year EUR Swap Annual + 4.53%),
4.38%
(a) (c) (k)
.................... 5,000 4,964,466
(5-Year EURIBOR ICE Swap Rate +
3.76%), 3.63%
(a) (c) (k)
.............. 400 329,613
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.30%),
9.63%
(a) (k)
..................... USD 1,400 1,501,500
6.92% , 08/08/33 .................. 1,000 1,056,254
Bangkok Bank PCL
(b)
5.30% , 09/21/28 .................. 2,424 2,449,089
5.50% , 09/21/33 .................. 2,424 2,459,366
Bank Leumi Le-Israel BM, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.63%), 3.28%, 01/29/31
(a) (b) (c)
......... 2,027 1,832,535

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Bank of America Corp.
(a)
(3-mo. CME Term SOFR + 1.32%), 3.56% ,
04/23/27 ..................... USD 3,525 $ 3,406,476
(1-day SOFR + 1.05%), 2.55% , 02/04/28 . 927 863,251
(3-mo. CME Term SOFR + 1.63%), 3.59% ,
07/21/28 ..................... 3,660 3,491,951
(1-day SOFR + 2.04%), 4.95% , 07/22/28 . 2,867 2,872,545
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ..................... 1,775 1,676,752
(1-day SOFR + 1.06%), 2.09% , 06/14/29 . 2,279 2,019,894
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ..................... 1,314 1,253,730
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ..................... 400 364,942
(1-day SOFR + 1.37%), 1.92% , 10/24/31 . 265 216,855
(1-day SOFR + 1.65%), 5.47% , 01/23/35 . 950 967,432
Bank of America NA, 5.65%, 08/18/25 ..... 486 491,880
Bank of Cyprus PCL, (1-Year EUR Swap
Annual + 2.79%), 2.50%, 06/24/27
(a) (c)
.... EUR 525 527,822
Bank of Ireland Group plc
(a)
(5-Year EUR Swap Annual + 7.92%),
7.50%
(c) (k)
..................... 2,339 2,546,685
(5-Year EUR Swap Annual + 6.43%),
6.00%
(c) (k)
..................... 2,700 2,866,827
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.65%), 6.25% ,
09/16/26
(b)
.................... USD 503 508,230
Bankinter SA
(a)(c)(k)
(5-Year EUR Swap Annual + 6.71%), 6.25% EUR 1,400 1,500,876
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38% ................. 2,600 2,862,504
Barclays plc
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.67%),
8.00%
(a) (k)
..................... USD 1,264 1,258,493
(5-year SONIA Mid-Swaps Rate + 5.19%),
5.88%
(a) (c) (k)
.................... GBP 284 350,484
3.65% , 03/16/25 .................. USD 1,710 1,677,647
(3-mo. LIBOR USD + 1.61%), 3.93% ,
05/07/25
(a)
.................... 455 452,814
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.58%), 7.13%
(a) (k)
.. GBP 3,252 4,007,925
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.87%),
6.13%
(a) (k)
..................... USD 15,800 14,975,081
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(a) (c) (k)
GBP 4,026 4,847,042
4.38% , 01/12/26 .................. USD 200 197,407
5.20% , 05/12/26 .................. 1,009 1,003,854
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.05%), 7.33% ,
11/02/26
(a)
.................... 1,151 1,188,381
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.96%), 8.88%
(a) (c) (k)
GBP 2,400 3,041,398
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.05%), 2.28% ,
11/24/27
(a)
.................... USD 1,373 1,263,254
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.41%),
4.38%
(a) (k)
..................... 4,595 3,585,793
(BPSWS5 + 5.64%), 9.25%
(a) (k)
........ GBP 1,834 2,324,228
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.43%),
8.00%
(a) (k)
..................... USD 5,700 5,513,674
(USISSO05 + 5.78%), 9.63%
(a) (k)
....... 7,891 8,127,280
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. LIBOR USD + 3.05%), 5.09% ,
06/20/30
(a)
.................... USD 825 $ 793,874
BBVA Bancomer SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 5.13%, 01/18/33
(a) (c)
.......... 1,118 1,019,113
BNP Paribas SA
(a)
(6-mo. LIBOR USD + 0.08%), 5.97%
(k)
... 450 447,975
(5-Year USD Swap Semi + 5.15%),
7.38%
(b) (k)
..................... 1,000 1,000,608
(1-day SOFR + 1.00%), 1.32% , 01/13/27
(b)
491 454,710
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.35%),
8.50%
(b) (k)
..................... 7,036 7,285,483
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.90%),
7.75%
(b) (k)
..................... 9,700 9,797,417
(5-Year EUR Swap Annual + 4.65%),
6.88%
(c) (k)
..................... EUR 6,200 6,867,044
(5-Year EURIBOR ICE Swap Rate +
4.63%), 7.38%
(c) (k)
............... 600 681,652
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.34%),
4.63%
(b) (k)
..................... USD 10,875 8,831,606
CaixaBank SA
(a)(c)(k)
(5-Year EUR Swap Annual + 4.50%), 5.25% EUR 2,600 2,660,209
(5-Year EUR Swap Annual + 6.35%), 5.88% 1,200 1,274,145
(5-Year EURIBOR ICE Swap Rate +
5.30%), 7.50% ................. 4,800 5,315,166
Citigroup, Inc.
(a)
(3-mo. CME Term SOFR + 1.16%), 3.35% ,
04/24/25 ..................... USD 1,025 1,019,454
(3-mo. CME Term SOFR + 1.82%), 3.89% ,
01/10/28 ..................... 3,400 3,301,746
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.21%),
7.63%
(k)
...................... 1,395 1,426,180
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30 ..................... 188 179,169
(1-day SOFR + 1.42%), 2.98% , 11/05/30 . 425 381,404
(1-day SOFR + 1.15%), 2.67% , 01/29/31 . 828 722,501
(1-day SOFR + 2.11%), 2.57% , 06/03/31 . 405 348,848
(1-day SOFR + 1.17%), 2.56% , 05/01/32 . 665 556,860
(1-day SOFR + 2.66%), 6.17% , 05/25/34 . 2,519 2,612,838
Commerzbank AG
(a)(c)
(5-Year EUR Swap Annual + 6.36%),
6.13%
(k)
...................... EUR 13,400 14,065,040
(5-Year EUR Swap Annual + 6.74%),
6.50%
(k)
...................... 1,200 1,233,464
(3-mo. EURIBOR + 2.10%), 4.63% ,
01/17/31 ..................... 300 331,428
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.25%), 8.63% ,
02/28/33 ..................... GBP 600 808,483
(5-Year EURIBOR ICE Swap Rate +
3.70%), 6.75% , 10/05/33 .......... EUR 600 691,949
Cooperatieve Rabobank UA
(5-Year EUR Swap Annual + 4.10%),
4.63%
(a) (c) (k)
.................... 2,200 2,297,298
3.75% , 07/21/26 .................. USD 250 240,678
(5-Year EUR Swap Annual + 4.68%),
4.38%
(a) (c) (k)
.................... EUR 1,200 1,214,309
(5-Year EUR Swap Annual + 3.72%),
4.88%
(a) (c) (k)
.................... 1,200 1,186,609
Credit Agricole SA
(a)(k)
(5-Year EURIBOR ICE Swap Rate +
4.44%), 7.25%
(c)
................ 1,000 1,129,292

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.24%),
4.75%
(b)
...................... USD 23,399 $ 20,000,651
(5-Year EURIBOR ICE Swap Rate +
4.21%), 6.50%
(c)
................ EUR 3,200 3,479,854
Fifth Third Bancorp
(a)
(SOFR Index + 2.19%), 6.36% , 10/27/28 . USD 957 988,199
(1-day SOFR + 2.34%), 6.34% , 07/27/29 . 960 999,464
(1-day SOFR + 1.84%), 5.63% , 01/29/32 . 510 514,796
Grupo Aval Ltd., 4.38%, 02/04/30
(b)
....... 1,891 1,559,886
HSBC Holdings plc
(a)
(5-Year USD Swap Rate + 4.37%), 6.38%
(k)
2,900 2,874,006
(BPSWS5 + 4.28%), 5.88%
(k)
......... GBP 600 725,114
(5-Year USD Swap Rate + 3.75%), 6.00%
(k)
USD 2,600 2,456,561
(1-day SOFR + 1.57%), 5.89% , 08/14/27 . 2,966 3,008,201
(5-Year USD Swap Rate + 3.61%), 6.50%
(k)
800 772,167
(1-day SOFR + 3.35%), 7.39% , 11/03/28 . 347 372,596
(1-day SOFR + 1.97%), 6.16% , 03/09/29 . 1,500 1,550,553
(5-Year EUR Swap Annual + 3.84%),
4.75%
(c) (k)
..................... EUR 1,736 1,728,334
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.65%),
4.60%
(k)
...................... USD 11,230 9,312,970
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.25%),
4.70%
(k)
...................... 2,257 1,835,525
(1-day SOFR + 1.19%), 2.80% , 05/24/32 . 291 244,462
Huntington Bancshares, Inc., (1-day SOFR +
1.87%), 5.71%, 02/02/35
(a)
........... 2,045 2,059,632
ING Groep NV
(a)(k)
(5-Year USD Swap Rate + 4.20%), 6.75%
(c)
5,877 5,862,307
(5-Year USD Swap Semi + 4.45%), 6.50% 2,710 2,649,479
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% 679 638,480
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.86%), 3.88% 19,655 16,115,361
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.71%),
7.50%
(c)
...................... 932 923,239
Intesa Sanpaolo SpA
5.71% , 01/15/26
(b)
................. 1,289 1,284,639
(5-Year EUR Swap Annual + 7.19%),
7.75%
(a) (c) (k)
.................... EUR 6,127 6,820,092
(5-Year EUR Swap Annual + 5.85%),
5.50%
(a) (c) (k)
.................... 2,020 2,041,249
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a) (c) (k)
.............. 1,350 1,609,202
5.15% , 06/10/30
(c)
................. GBP 1,941 2,242,867
(5-Year EUR Swap Annual + 6.09%),
5.88%
(a) (c) (k)
.................... EUR 930 921,523
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(a) (b)
................... USD 2,695 2,231,804
8.51% , 09/20/32
(c)
................. GBP 283 389,844
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(a) (b)
................... USD 940 682,256
Itau Unibanco Holding SA, 3.25%, 01/24/25
(b)
. 1,412 1,373,876
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.16%), 2.30% , 10/15/25 . 350 342,295
(3-mo. CME Term SOFR + 0.70%), 1.04% ,
02/04/27 ..................... 602 555,787
(1-day SOFR + 0.77%), 1.47% , 09/22/27 . 3,147 2,872,554
(1-day SOFR + 1.89%), 2.18% , 06/01/28 . 1,351 1,239,936
(1-day SOFR + 1.02%), 2.07% , 06/01/29 . 1,609 1,433,531
(1-day SOFR + 1.45%), 5.30% , 07/24/29 . 4,400 4,471,981
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.62%), 5.34% , 01/23/35 . USD 1,150 $ 1,168,697
Series W , (3-mo. CME Term SOFR +
1.26%), 6.64% , 05/15/47 .......... 19,006 16,630,216
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a) (c) (k)
.......... EUR 2,000 2,299,068
Lloyds Banking Group plc
(a)
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(c) (k)
............... 7,249 7,591,422
(5-Year USD Swap Rate + 4.50%), 7.50%
(k)
USD 3,975 3,879,596
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.82%),
6.75%
(k)
...................... 7,290 7,098,912
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.88%), 8.50%
(k)
... GBP 2,371 3,027,004
(3-mo. LIBOR USD + 1.21%), 3.57% ,
11/07/28 ..................... USD 790 743,331
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.91%),
8.00%
(k)
...................... 2,112 2,070,621
Mitsubishi UFJ Financial Group, Inc.
1.41% , 07/17/25 .................. 595 564,200
3.85% , 03/01/26 .................. 411 402,681
3.74% , 03/07/29 .................. 294 281,499
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.95%), 2.31% ,
07/20/32
(a)
.................... 305 253,378
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.97%), 2.49% ,
10/13/32
(a)
.................... 200 167,441
NatWest Group plc
(a)(k)
(5-Year USD Swap Semi + 5.72%), 8.00% 1,200 1,204,536
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.63%), 6.00% 2,000 1,948,370
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.99%), 5.13% .... GBP 1,500 1,713,136
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.11%), 6.63%
(a) (c) (k)
............... USD 1,100 1,087,350
PNC Financial Services Group, Inc. (The)
(a)
(1-day SOFR + 2.28%), 6.88% , 10/20/34 . 1,192 1,324,764
(1-day SOFR + 1.90%), 5.68% , 01/22/35 . 830 851,747
Santander Holdings USA, Inc.
(a)
(1-day SOFR + 2.36%), 6.50% , 03/09/29 . 1,792 1,854,580
(1-day SOFR + 2.50%), 6.17% , 01/09/30 . 685 688,923
Santander UK Group Holdings plc, (BPSWS5 +
6.07%), 6.75%
(a) (c) (k)
............... GBP 5,973 7,541,197
Skandinaviska Enskilda Banken AB, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 6.88%
(a) (c) (k)
........ USD 600 593,250
Societe Generale SA
(a)
(5-Year USD Swap Rate + 5.87%),
8.00%
(b) (k)
..................... 500 501,766
(5-Year USD Swap Rate + 5.87%),
8.00%
(c) (k)
..................... 1,893 1,899,684
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.39%),
9.38%
(b) (k)
..................... 270 280,187
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.45%),
10.00%
(b) (k)
.................... 1,641 1,750,778
(5-Year EUR Swap Annual + 5.23%),
7.88%
(c) (k)
..................... EUR 3,300 3,664,384
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.51%),
5.38%
(b) (k)
..................... USD 14,160 11,569,310

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.95%), 7.13% ,
01/19/55
(b)
.................... USD 330 $ 328,586
Standard Chartered plc
(a)(k)
(3-mo. LIBOR USD + 1.51%), 7.09%
(c)
... 300 287,899
(3-mo. LIBOR USD + 1.51%), 7.09%
(b)
... 2,000 1,919,330
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.14%),
4.30%
(b)
...................... 11,150 8,952,813
Sumitomo Mitsui Financial Group, Inc.
5.46% , 01/13/26 .................. 1,575 1,591,319
5.52% , 01/13/28 .................. 544 556,689
5.72% , 09/14/28 .................. 1,190 1,229,591
1.90% , 09/17/28 .................. 580 509,763
3.04% , 07/16/29 .................. 130 118,346
Toronto-Dominion Bank (The)
0.75% , 01/06/26 .................. 1,397 1,296,861
5.10% , 01/09/26 .................. 490 494,165
Truist Financial Corp.
1.13% , 08/03/27 .................. 38 33,440
(1-day SOFR + 0.86%), 1.89% , 06/07/29
(a)
603 525,693
(1-day SOFR + 2.45%), 7.16% , 10/30/29
(a)
2,242 2,421,283
(1-day SOFR + 1.92%), 5.71% , 01/24/35
(a)
1,525 1,550,709
UniCredit SpA
(a)
(5-Year EUR Swap Annual + 4.93%),
5.38%
(c) (k)
..................... EUR 1,000 1,053,683
(5-Year EURIBOR ICE Swap Rate +
7.33%), 7.50%
(c) (k)
............... 4,968 5,496,429
(5-Year EUR Swap Annual + 2.40%),
2.00% , 09/23/29
(c)
............... 909 964,674
(5-Year EUR Swap Annual + 2.80%),
2.73% , 01/15/32
(c)
............... 973 986,794
(5-Year USD Swap Rate + 4.91%), 7.30% ,
04/02/34
(b)
.................... USD 1,779 1,840,040
US Bancorp
(a)
(1-day SOFR + 1.66%), 4.55% , 07/22/28 . 1,376 1,357,775
(1-day SOFR + 2.26%), 5.84% , 06/12/34 . 1,385 1,429,317
(1-day SOFR + 1.86%), 5.68% , 01/23/35 . 850 869,718
Wells Fargo & Co.
(a)
(3-mo. CME Term SOFR + 1.57%), 3.58% ,
05/22/28 ..................... 1,019 975,238
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.61%),
7.63%
(k)
...................... 2,253 2,360,081
(1-day SOFR + 1.74%), 5.57% , 07/25/29 . 2,067 2,112,508
(1-day SOFR + 2.06%), 6.49% , 10/23/34 . 4,239 4,624,519
(1-day SOFR + 1.78%), 5.50% , 01/23/35 . 1,860 1,896,971
Wells Fargo Bank NA, 5.55%, 08/01/25 .... 521 526,457
Westpac Banking Corp.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.75%), 2.67% ,
11/15/35 ..................... 293 243,284
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.53%), 3.02% ,
11/18/36 ..................... 50 41,369
Woori Bank, 4.88%, 01/26/28
(b)
......... 265 267,210
462,145,403
Beverages — 0.0%
Anheuser-Busch InBev Worldwide, Inc.
4.75% , 01/23/29 .................. 2,043 2,062,992
4.90% , 01/23/31 .................. 518 531,726
Davide Campari-Milano NV, 2.38%,
01/17/29
(c) (m)
................... EUR 800 882,483
3,477,201
Security
Par (000)
Par (000) Value
Biotechnology — 0.2%
AbbVie, Inc.
2.95% , 11/21/26 .................. USD 1,836 $ 1,759,650
3.20% , 11/21/29 .................. 1,824 1,700,144
Amgen, Inc.
5.15% , 03/02/28 .................. 1,920 1,954,756
4.20% , 03/01/33 .................. 691 654,830
5.25% , 03/02/33 .................. 696 710,034
Cidron Aida Finco SARL
(c)
5.00% , 04/01/28 .................. EUR 366 381,186
6.25% , 04/01/28 .................. GBP 1,005 1,219,507
Gilead Sciences, Inc.
3.65% , 03/01/26 .................. USD 8,195 8,012,739
4.60% , 09/01/35 .................. 879 859,186
Grifols SA, 1.63%, 02/15/25
(c)
.......... EUR 215 225,380
17,477,412
Broadline Retail — 0.1%
ANGI Group LLC, 3.88%, 08/15/28
(b)
...... USD 1,675 1,440,354
Go Daddy Operating Co. LLC, 5.25%,
12/01/27
(b)
..................... 1,346 1,321,503
LCM Investments Holdings II LLC, 8.25%,
08/01/31
(b)
..................... 1,574 1,615,459
Marks & Spencer plc, 3.75%, 05/19/26
(c)
.... GBP 150 183,236
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 .................. USD 723 680,574
5.63% , 02/15/29 .................. 1,357 1,319,615
3.63% , 10/01/31 .................. 421 359,955
NMG Holding Co., Inc., 7.13%, 04/01/26
(b)
... 867 845,338
Rakuten Group, Inc., 11.25%, 02/15/27
(b)
... 916 936,334
8,702,368
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00% , 09/30/27 .................. 2,862 2,756,219
6.38% , 06/15/30 .................. 427 430,535
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(b)
..................... 1,719 1,762,261
Carrier Global Corp., 5.90%, 03/15/34
(b)
.... 245 261,806
HT Troplast GmbH, 9.38%, 07/15/28
(c)
..... EUR 1,362 1,511,043
Masonite International Corp.
(b)
5.38% , 02/01/28 .................. USD 402 391,978
3.50% , 02/15/30 .................. 654 562,629
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 .................. 1,044 1,003,075
9.75% , 07/15/28 .................. 773 777,132
PCF GmbH, 4.75%, 04/15/26
(c)
......... EUR 589 516,909
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 .................. USD 3,315 3,240,246
8.88% , 11/15/31 .................. 2,276 2,391,077
Standard Industries, Inc.
(b)
5.00% , 02/15/27 .................. 400 388,522
4.75% , 01/15/28 .................. 503 481,081
4.38% , 07/15/30 .................. 1,122 1,019,620
3.38% , 01/15/31 .................. 1,027 873,294
Summit Materials LLC
(b)
5.25% , 01/15/29 .................. 146 141,394
7.25% , 01/15/31 .................. 2,282 2,370,831
20,879,652
Capital Markets — 1.3%
AerCap Ireland Capital DAC
1.75% , 01/30/26 .................. 465 433,122
6.10% , 01/15/27 .................. 275 281,224
6.45% , 04/15/27
(b)
................. 1,294 1,338,865
AG TTMT Escrow Issuer LLC, 8.63%,
09/30/27
(b)
..................... 1,200 1,245,765
Ares Capital Corp., 5.88%, 03/01/29 ...... 2,926 2,899,979

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Aretec Group, Inc., 10.00%, 08/15/30
(b)
.... USD 500 $ 540,011
Blackstone Private Credit Fund
3.25% , 03/15/27 .................. 408 375,037
6.25% , 01/25/31
(b)
................. 779 775,273
Blue Owl Capital Corp.
3.75% , 07/22/25 .................. 747 721,687
3.40% , 07/15/26 .................. 986 923,215
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(b)
. 761 787,981
Blue Owl Credit Income Corp.
5.50% , 03/21/25 .................. 1,605 1,589,212
7.75% , 09/16/27 .................. 1,445 1,497,627
6.65% , 03/15/31
(b)
................. 1,345 1,333,651
Charles Schwab Corp. (The)
5.88% , 08/24/26 .................. 95 97,268
(1-day SOFR + 2.01%), 6.14% , 08/24/34
(a)
847 895,160
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................ 1,887 1,796,858
Credit Suisse AG
4.75% , 08/09/24 .................. 702 698,205
3.63% , 09/09/24 .................. 1,695 1,674,236
7.95% , 01/09/25 .................. 420 429,757
7.50% , 02/15/28 .................. 401 438,364
Deutsche Bank AG
(a)
(5-Year USD Swap Rate + 5.00%), 7.50%
(k)
2,400 2,316,159
Series 2020 , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.52%), 6.00%
(k)
................ 19,000 17,203,170
(5-Year EURIBOR ICE Swap Rate +
6.94%), 10.00%
(c) (k)
.............. EUR 5,400 6,295,581
(5-Year EURIBOR ICE Swap Rate +
5.69%), 6.75%
(c) (k)
............... 3,800 3,881,615
(1-day SOFR + 2.51%), 6.82% , 11/20/29 . USD 2,381 2,502,057
(1-day SOFR + 5.44%), 5.88% , 07/08/31 . 574 561,024
(1-day SOFR + 3.65%), 7.08% , 02/10/34 . 871 888,835
Drawbridge Special Opportunities Fund LP,
3.88%, 02/15/26
(b)
................ 250 230,598
Gaci First Investment Co., 5.13%, 02/14/53
(c)
. 1,437 1,221,809
Goldman Sachs Group, Inc. (The)
4.25% , 10/21/25 .................. 179 176,451
(1-day SOFR + 0.79%), 1.09% , 12/09/26
(a)
2,080 1,930,692
(1-day SOFR + 1.28%), 2.62% , 04/22/32
(a)
402 339,202
(1-day SOFR + 1.25%), 2.38% , 07/21/32
(a)
431 355,381
(1-day SOFR + 1.26%), 2.65% , 10/21/32
(a)
575 481,012
HPS Corporate Lending Fund, 6.75%,
01/30/29
(b)
..................... 1,020 1,024,016
Intercontinental Exchange, Inc., 1.85%,
09/15/32 ...................... 818 646,810
JPMorgan Chase Financial Co. LLC, 0.50%,
06/15/27
(m)
.................... 1,453 1,700,736
Julius Baer Group Ltd.
(a)(c)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.62%), 4.88% 787 692,560
(5-Year EUR Swap Annual + 3.85%), 6.63% EUR 703 677,803
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
.... USD 820 878,201
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
.. 1,333 1,269,682
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 . 1,075 995,548
3.59% , 07/22/28 .................. 1,430 1,366,904
(3-mo. CME Term SOFR + 1.40%), 3.77% ,
01/24/29 ..................... 3,133 2,995,900
(1-day SOFR + 1.59%), 5.16% , 04/20/29 . 2,376 2,391,561
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 745 758,249
(1-day SOFR + 1.83%), 6.41% , 11/01/29 . 953 1,009,968
(3-mo. CME Term SOFR + 1.89%), 4.43% ,
01/23/30 ..................... 1,042 1,015,529
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 3.12%), 3.62% , 04/01/31 . USD 285 $ 262,957
(1-day SOFR + 2.05%), 6.63% , 11/01/34 . 215 237,992
(1-day SOFR + 1.73%), 5.47% , 01/18/35 . 1,135 1,158,270
(1-day SOFR + 1.36%), 2.48% , 09/16/36 . 301 240,541
Nasdaq, Inc., 5.55%, 02/15/34 .......... 137 142,060
Northern Trust Corp., 6.13%, 11/02/32 ..... 779 839,686
Oaktree Strategic Credit Fund, 8.40%,
11/14/28
(b)
..................... 851 909,966
S&P Global, Inc., 5.25%, 09/15/33
(b)
...... 405 418,782
Sherwood Financing plc, 6.00%, 11/15/26
(c)
.. GBP 236 273,529
State Street Corp.
(1-day SOFR + 2.60%), 2.90% , 03/30/26
(a)
USD 40 38,925
Series I , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.61%),
6.70%
(a) (k)
..................... 1,284 1,280,788
(1-day SOFR + 1.48%), 5.68% , 11/21/29
(a)
46 47,569
2.40% , 01/24/30 .................. 64 57,118
(1-day SOFR + 1.00%), 2.62% , 02/07/33
(a)
109 91,687
(3-mo. CME Term SOFR + 1.26%), 6.65% ,
06/15/47
(a)
.................... 30,005 24,971,815
SURA Asset Management SA, 4.88%,
04/17/24
(b)
..................... 2,406 2,388,364
UBS AG
1.38% , 01/13/25
(b)
................. 524 505,067
1.25% , 06/01/26 .................. 200 184,140
UBS Group AG
(5-Year USD Swap Semi + 4.87%),
7.00%
(a) (c) (k)
.................... 11,156 11,114,165
(5-Year USD Swap Semi + 4.59%),
6.88%
(a) (c) (k)
.................... 3,239 3,200,009
4.13% , 09/24/25
(b)
................. 313 307,038
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.86%),
5.13%
(a) (c) (k)
.................... 2,050 1,936,020
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.08%), 1.36% ,
01/30/27
(a) (b)
................... 930 856,821
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.40%),
4.88%
(a) (b) (k)
.................... 846 763,385
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.75%),
9.25%
(a) (b) (k)
.................... 3,306 3,536,392
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.31%),
4.38%
(a) (b) (k)
.................... 6,288 4,985,715
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.76%),
9.25%
(a) (b) (k)
.................... 3,667 3,994,870
(1-day SOFR + 5.02%), 9.02% , 11/15/33
(a) (b)
973 1,196,090
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 6.30% ,
09/22/34
(a) (b)
................... 1,059 1,121,723
Vivion Investments SARL, 3.00%, 08/08/24
(c)
. EUR 900 924,135
144,565,169
Chemicals — 0.5%
Alpek SAB de CV, 3.25%, 02/25/31
(b)
...... USD 365 304,205
Ashland, Inc., 3.38%, 09/01/31
(b)
......... 369 311,398
Avient Corp., 7.13%, 08/01/30
(b)
......... 935 959,056
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(b)
................ 1,100 1,145,760
Axalta Coating Systems LLC
(b)
4.75% , 06/15/27 .................. 881 848,059
3.38% , 02/15/29 .................. 1,270 1,128,572

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Braskem Netherlands Finance BV, 7.25%,
02/13/33
(b)
..................... USD 2,140 $ 1,893,900
Chemours Co. (The)
(b)
5.75% , 11/15/28 .................. 1,234 1,163,903
4.63% , 11/15/29 .................. 464 403,026
DuPont de Nemours, Inc.
4.49% , 11/15/25 .................. 217 215,295
4.73% , 11/15/28 .................. 260 262,268
Eastman Chemical Co., 5.75%, 03/08/33 ... 1,253 1,290,503
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. 6,311 5,765,415
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
..................... EUR 1,645 1,702,467
Herens Holdco SARL, 4.75%, 05/15/28
(b)
... USD 2,977 2,507,670
Herens Midco SARL, 5.25%, 05/15/29
(c)
.... EUR 1,308 979,594
Illuminate Buyer LLC, 9.00%, 07/01/28
(b)
.... USD 2,801 2,737,714
INEOS Finance plc, 6.38%, 04/15/29
(c)
..... EUR 1,421 1,535,675
INEOS Quattro Finance 2 plc
(c)
2.50% , 01/15/26 .................. 100 104,071
8.50% , 03/15/29 .................. 1,049 1,200,268
INEOS Styrolution Ludwigshafen GmbH,
2.25%, 01/16/27
(c)
................ 280 279,965
Ingevity Corp., 3.88%, 11/01/28
(b)
........ USD 528 465,192
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(b)
.. 1,961 1,577,837
Kronos International, Inc., 3.75%, 09/15/25
(c)
. EUR 2,313 2,520,231
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(b)
... USD 1,016 860,183
MEGlobal BV
(b)
4.25% , 11/03/26 .................. 816 785,400
2.63% , 04/28/28 .................. 803 717,179
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
1,293 1,236,509
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(c)
. EUR 678 759,898
Nobian Finance BV, 3.63%, 07/15/26
(c)
..... 1,544 1,594,515
Nutrien Ltd.
5.95% , 11/07/25 .................. USD 155 157,583
4.90% , 03/27/28 .................. 264 265,316
Olympus Water US Holding Corp.
9.63% , 11/15/28
(c)
................. EUR 1,970 2,296,483
9.75% , 11/15/28
(b)
................. USD 3,813 4,034,056
Sasol Financing USA LLC
6.50% , 09/27/28 .................. 435 410,618
8.75% , 05/03/29
(b)
................. 2,424 2,464,148
SCIL IV LLC
(c)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
8.34% , 11/01/26
(a)
............... EUR 584 631,066
9.50% , 07/15/28 .................. 1,013 1,181,234
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. USD 165 146,009
4.00% , 04/01/31 .................. 920 769,444
4.38% , 02/01/32 .................. 204 169,845
Sherwin-Williams Co. (The)
3.95% , 01/15/26 .................. 24 23,612
3.45% , 06/01/27 .................. 220 212,180
2.95% , 08/15/29 .................. 249 227,725
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
..................... 3,650 3,092,463
Synthomer plc, 3.88%, 07/01/25
(c)
........ EUR 1,001 1,060,145
WR Grace Holdings LLC
(b)
5.63% , 08/15/29 .................. USD 5,253 4,631,727
7.38% , 03/01/31 .................. 1,257 1,280,657
60,310,039
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The), 4.88%, 07/15/32
(b)
. 968 886,930
Allied Universal Holdco LLC
6.63% , 07/15/26
(b)
................. 3,873 3,816,315
9.75% , 07/15/27
(b)
................. 3,540 3,461,379
3.63% , 06/01/28
(c)
................. EUR 808 796,643
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
4.63% , 06/01/28
(b)
................. USD 8,877 $ 7,994,582
4.88% , 06/01/28
(c)
................. GBP 2,027 2,258,494
6.00% , 06/01/29
(b)
................. USD 5,222 4,335,774
APi Group DE, Inc.
(b)
4.13% , 07/15/29 .................. 608 556,357
4.75% , 10/15/29 .................. 1,044 977,518
APX Group, Inc.
(b)
6.75% , 02/15/27 .................. 569 568,984
5.75% , 07/15/29 .................. 2,047 1,944,024
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 2,677 2,586,864
Clean Harbors, Inc.
(b)
4.88% , 07/15/27 .................. 1,539 1,489,194
6.38% , 02/01/31 .................. 807 817,541
Covanta Holding Corp.
4.88% , 12/01/29
(b)
................. 1,506 1,300,718
5.00% , 09/01/30 .................. 398 338,346
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. 682 644,490
9.50% , 11/01/27 .................. 418 420,523
7.75% , 02/15/28 .................. 2,140 2,177,756
6.00% , 06/01/29 .................. 189 165,970
GFL Environmental, Inc.
(b)
3.75% , 08/01/25 .................. 1,327 1,290,646
4.00% , 08/01/28 .................. 1,492 1,368,556
3.50% , 09/01/28 .................. 839 759,466
4.75% , 06/15/29 .................. 125 117,343
4.38% , 08/15/29 .................. 1,178 1,080,372
6.75% , 01/15/31 .................. 2,657 2,717,522
Intrum AB
(c)
4.88% , 08/15/25 .................. EUR 793 746,717
3.50% , 07/15/26 .................. 140 113,474
9.25% , 03/15/28 .................. 158 136,586
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... USD 1,404 1,404,000
Madison IAQ LLC, 5.88%, 06/30/29
(b)
...... 3,035 2,696,870
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 2,695 2,574,292
Paprec Holding SA
(c)
6.50% , 11/17/27 .................. EUR 515 588,563
7.25% , 11/17/29 .................. 500 577,396
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... USD 2,389 2,367,474
Q-Park Holding I BV
(c)
(3-mo. EURIBOR at 2.00% Floor + 2.00%),
5.97% , 03/01/26
(a)
............... EUR 360 388,781
5.13% , 03/01/29 .................. 681 737,709
Republic Services, Inc., 4.88%, 04/01/29 ... USD 1,056 1,069,271
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(c)
................ EUR 1,823 1,962,924
Techem Verwaltungsgesellschaft 675 mbH,
2.00%, 07/15/25
(c)
................ 870 916,768
Verisure Holding AB
(c)
9.25% , 10/15/27 .................. 1,631 1,890,412
7.13% , 02/01/28 .................. 1,173 1,327,895
Waste Management, Inc., 2.00%, 06/01/29 .. USD 45 39,691
Waste Pro USA, Inc., 5.50%, 02/15/26
(b)
.... 5,249 5,084,759
Williams Scotsman, Inc., 7.38%, 10/01/31
(b)
.. 1,203 1,260,086
70,755,975
Communications Equipment — 0.1%
CommScope Technologies LLC, 6.00%,
06/15/25
(b)
..................... 1,144 909,480
CommScope, Inc.
(b)
6.00% , 03/01/26 .................. 2,274 1,969,694
4.75% , 09/01/29 .................. 433 286,265
Motorola Solutions, Inc.
4.60% , 05/23/29 .................. 244 242,033

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Communications Equipment (continued)
2.75% , 05/24/31 .................. USD 157 $ 133,776
Viasat, Inc.
(b)
5.63% , 09/15/25 .................. 2,556 2,469,735
5.63% , 04/15/27 .................. 1,663 1,561,258
7.50% , 05/30/31 .................. 226 167,522
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 823 717,088
8,456,851
Construction & Engineering — 0.2%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%,
03/30/29
(b)
..................... 926 925,711
Arcosa, Inc., 4.38%, 04/15/29
(b)
......... 2,674 2,491,396
Azzurra Aeroporti SpA
(c)
2.13% , 05/30/24 .................. EUR 1,056 1,130,948
2.63% , 05/30/27 .................. 444 449,993
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
..................... USD 5,478 5,786,138
Cellnex Finance Co. SA
(c)
1.00% , 09/15/27 .................. EUR 200 198,355
1.50% , 06/08/28 .................. 1,600 1,592,744
2.00% , 09/15/32 .................. 1,300 1,218,785
2.00% , 02/15/33 .................. 1,800 1,671,998
China City Construction International Co. Ltd.,
5.35%, 07/03/17
(c) (e) (f) (l)
............. CNY 6,794 —
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
... USD 1,502 1,400,720
Gatwick Airport Finance plc, 4.38%, 04/07/26
(c)
GBP 1,008 1,228,257
Heathrow Finance plc
(c)(d)
5.75% , 03/03/25 .................. 221 279,380
3.88% , 03/01/27 .................. 607 724,247
4.13% , 09/01/29 .................. 840 970,825
Pike Corp., 8.63%, 01/31/31
(b)
.......... USD 437 462,308
20,531,805
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.53%), 5.13%
(a) (b) (k)
............... 1,130 1,072,370
Consumer Finance — 0.4%
AerCap Ireland Capital DAC, 5.75%, 06/06/28 1,820 1,857,359
Ally Financial, Inc.
5.80% , 05/01/25 .................. 794 796,774
5.75% , 11/20/25 .................. 1,164 1,167,153
(1-day SOFR + 2.82%), 6.85% , 01/03/30
(a)
991 1,023,071
Avolon Holdings Funding Ltd., 5.75%,
03/01/29
(b)
..................... 484 480,583
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 682 681,175
Capital One Financial Corp.
(a)
(1-day SOFR + 2.64%), 6.31% , 06/08/29 . 3,997 4,120,524
(1-day SOFR + 3.07%), 7.62% , 10/30/31 . 984 1,086,937
(1-day SOFR + 1.27%), 2.62% , 11/02/32 . 54 43,434
(1-day SOFR + 2.86%), 6.38% , 06/08/34 . 520 540,296
Encore Capital Group, Inc.
(c)
4.88% , 10/15/25 .................. EUR 318 342,291
5.38% , 02/15/26 .................. GBP 1,003 1,225,406
4.25% , 06/01/28 .................. 155 169,913
Ford Motor Credit Co. LLC
3.38% , 11/13/25 .................. USD 1,688 1,620,034
6.86% , 06/05/26 .................. GBP 151 196,350
5.80% , 03/05/27 .................. USD 1,580 1,590,092
4.13% , 08/17/27 .................. 279 265,002
7.35% , 11/04/27 .................. 364 382,884
6.80% , 05/12/28 .................. 1,259 1,308,239
6.80% , 11/07/28 .................. 408 426,205
7.35% , 03/06/30 .................. 2,302 2,464,881
7.20% , 06/10/30 .................. 1,736 1,845,971
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
6.05% , 03/05/31 .................. USD 400 $ 402,063
7.12% , 11/07/33 .................. 449 481,180
General Motors Financial Co., Inc., 5.40%,
04/06/26 ...................... 1,972 1,984,554
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 .................. 263 267,564
8.00% , 06/15/28 .................. 620 645,233
Global Aircraft Leasing Co. Ltd., 6.50%, (6.50%
Cash or 7.25% PIK), 09/15/24
(b) (j)
....... 2,320 2,235,960
LeasePlan Corp. NV, (5-Year EURIBOR ICE
Swap Rate + 7.56%), 7.38%
(a) (c) (k)
....... EUR 1,400 1,512,980
Macquarie Airfinance Holdings Ltd.
(b)
8.38% , 05/01/28 .................. USD 636 668,086
8.13% , 03/30/29 .................. 915 949,377
Navient Corp.
5.50% , 03/15/29 .................. 1,399 1,263,027
9.38% , 07/25/30 .................. 973 1,014,464
OneMain Finance Corp.
3.50% , 01/15/27 .................. 820 750,242
6.63% , 01/15/28 .................. 899 895,852
9.00% , 01/15/29 .................. 1,447 1,524,066
5.38% , 11/15/29 .................. 328 303,484
7.88% , 03/15/30 .................. 1,381 1,402,958
4.00% , 09/15/30 .................. 385 326,049
SLM Corp., 3.13%, 11/02/26 ........... 1,322 1,237,815
Toyota Motor Credit Corp.
3.38% , 04/01/30 .................. 100 93,556
4.80% , 01/05/34 .................. 510 509,520
Volkswagen International Finance NV
(a)(c)(k)
Series PNC5 , (5-Year EUR Swap Annual +
4.29%), 7.50% ................. EUR 400 468,989
(9-Year EUR Swap Annual + 3.96%), 3.88% 1,000 988,732
43,560,325
Consumer Staples Distribution & Retail — 0.2%
7-Eleven, Inc., 0.95%, 02/10/26
(b)
........ USD 1,049 970,831
Albertsons Cos., Inc.
(b)
3.25% , 03/15/26 .................. 1,180 1,120,869
4.63% , 01/15/27 .................. 830 805,151
5.88% , 02/15/28 .................. 1,081 1,079,677
6.50% , 02/15/28 .................. 1,136 1,148,332
3.50% , 03/15/29 .................. 1,201 1,085,109
4.88% , 02/15/30 .................. 698 667,104
Bellis Acquisition Co. plc
(c)
3.25% , 02/16/26 .................. GBP 2,612 3,128,127
4.50% , 02/16/26 .................. 3,164 3,828,112
Cencosud SA, 4.38%, 07/17/27
(c)
........ USD 2,528 2,426,248
Market Bidco Finco plc, 5.50%, 11/04/27
(c)
... GBP 1,438 1,672,031
Performance Food Group, Inc., 4.25%,
08/01/29
(b)
..................... USD 1,720 1,576,096
Picard Groupe SAS, 3.88%, 07/01/26
(c)
.... EUR 1,112 1,162,682
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
USD 630 529,200
US Foods, Inc.
(b)
4.75% , 02/15/29 .................. 350 332,069
4.63% , 06/01/30 .................. 1,174 1,094,265
7.25% , 01/15/32 .................. 1,193 1,249,667
Walgreens Boots Alliance, Inc.
3.20% , 04/15/30 .................. 150 132,205
4.80% , 11/18/44 .................. 480 404,973
4.10% , 04/15/50 .................. 718 523,475
24,936,223
Containers & Packaging — 0.5%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(b)
................. 2,312 2,285,828
2.00% , 09/01/28
(c)
................. EUR 1,032 964,385

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
4.00% , 09/01/29
(b)
................. USD 4,881 $ 3,955,911
Ardagh Packaging Finance plc
5.25% , 04/30/25
(b)
................. 1,538 1,503,463
2.13% , 08/15/26
(c)
................. EUR 1,570 1,522,705
4.13% , 08/15/26
(b)
................. USD 2,843 2,553,554
4.75% , 07/15/27
(c)
................. GBP 444 416,554
5.25% , 08/15/27
(b)
................. USD 813 607,703
Ball Corp., 6.00%, 06/15/29 ........... 1,153 1,163,103
Berry Global, Inc., 1.57%, 01/15/26 ....... 2,795 2,609,103
Canpack SA, 3.13%, 11/01/25
(b)
......... 810 768,487
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 .................. 1,348 1,341,306
8.75% , 04/15/30 .................. 2,932 2,785,256
Crown Americas LLC
4.25% , 09/30/26 .................. 620 597,568
5.25% , 04/01/30 .................. 179 172,959
Crown European Holdings SA
(c)
3.38% , 05/15/25 .................. EUR 662 707,096
5.00% , 05/15/28 .................. 660 733,376
Fiber Bidco SpA
(c)
11.00% , 10/25/27 ................. 1,535 1,804,026
(3-mo. EURIBOR + 4.00%), 7.97% ,
01/15/30
(a)
.................... 579 630,431
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
..................... USD 993 916,726
Klabin Austria GmbH, 3.20%, 01/12/31
(b)
.... 2,638 2,176,350
Kleopatra Finco SARL, 4.25%, 03/01/26
(c)
... EUR 2,029 1,924,130
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(c)
383 268,225
LABL, Inc.
(b)
5.88% , 11/01/28 .................. USD 1,515 1,356,399
9.50% , 11/01/28 .................. 1,754 1,749,453
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 08/15/26 .................. 12,225 12,352,781
9.25% , 04/15/27 .................. 304 293,438
OI European Group BV, 6.25%, 05/15/28
(c)
.. EUR 1,244 1,398,946
Owens-Brockway Glass Container, Inc., 7.25%,
05/15/31
(b)
..................... USD 767 770,889
SAN Miguel Industrias Pet SA, 3.50%,
08/02/28
(b)
..................... 2,654 2,271,658
Sealed Air Corp.
(b)
6.13% , 02/01/28 .................. 1,179 1,183,179
5.00% , 04/15/29 .................. 308 295,400
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(b)
621 662,352
Trivium Packaging Finance BV
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
7.75% , 08/15/26
(a) (c)
.............. EUR 977 1,056,708
8.50% , 08/15/27
(b) (d)
................ USD 400 390,319
WRKCo, Inc.
3.75% , 03/15/25 .................. 224 220,148
4.65% , 03/15/26 .................. 231 229,345
4.00% , 03/15/28 .................. 42 40,527
4.90% , 03/15/29 .................. 323 324,387
57,004,174
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 1,019 907,976
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 2,258 2,157,022
Resideo Funding, Inc., 4.00%, 09/01/29 .... 493 427,193
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 . 448 456,992
3,949,183
Security
Par (000)
Par (000) Value
Diversified Consumer Services — 0.2%
Cedacri Mergeco SpA, (3-mo. EURIBOR +
5.50%), 9.50%, 05/15/28
(a) (c)
.......... EUR 724 $ 782,427
Johns Hopkins University, Series A, 4.71%,
07/01/32 ...................... USD 32 32,537
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(b)
................ 969 890,390
Rekeep SpA, 7.25%, 02/01/26
(c)
......... EUR 2,286 2,293,223
Service Corp. International
3.38% , 08/15/30 .................. USD 1,285 1,120,520
4.00% , 05/15/31 .................. 1,901 1,692,099
Sotheby's
(b)
7.38% , 10/15/27 .................. 3,284 3,155,996
5.88% , 06/01/29 .................. 3,286 2,836,586
TUI Cruises GmbH, 6.50%, 05/15/26
(c)
..... EUR 1,213 1,297,780
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
.... USD 2,901 2,996,153
17,097,711
Diversified REITs — 0.2%
ERP Operating LP
4.15% , 12/01/28 .................. 603 590,893
1.85% , 08/01/31 .................. 618 508,767
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
... 761 645,573
GLP Capital LP
4.00% , 01/15/30 .................. 196 178,595
3.25% , 01/15/32 .................. 1,621 1,363,278
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 1,302 1,209,960
8.00% , 06/15/27 .................. 988 1,023,187
Highwoods Realty LP, 7.65%, 02/01/34 .... 320 352,225
Invitation Homes Operating Partnership LP,
2.70%, 01/15/34 ................. 1,182 946,752
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(b)
....... 1,051 947,857
Prologis LP, 4.63%, 01/15/33 ........... 363 357,494
Simon Property Group LP
3.30% , 01/15/26 .................. 433 420,576
5.50% , 03/08/33 .................. 482 498,320
Uniti Group LP, 10.50%, 02/15/28
(b)
....... 4,288 4,364,974
VICI Properties LP
4.63% , 12/01/29
(b)
................. 1,637 1,549,126
4.95% , 02/15/30 .................. 833 807,543
4.13% , 08/15/30
(b)
................. 2,010 1,829,221
5.13% , 05/15/32 .................. 1,811 1,730,643
5.63% , 05/15/52 .................. 1,161 1,094,057
20,419,041
Diversified Telecommunication Services — 1.1%
Altice France SA
2.50% , 01/15/25
(c)
................. EUR 100 102,240
2.13% , 02/15/25
(c)
................. 864 882,265
5.88% , 02/01/27
(c)
................. 650 599,441
8.13% , 02/01/27
(b)
................. USD 2,706 2,418,647
11.50% , 02/01/27
(c)
................ EUR 1,369 1,451,738
3.38% , 01/15/28
(c)
................. 544 453,754
5.50% , 01/15/28
(b)
................. USD 2,425 1,893,349
5.13% , 01/15/29
(b)
................. 679 502,510
4.00% , 07/15/29
(c)
................. EUR 1,105 884,285
5.13% , 07/15/29
(b)
................. USD 400 292,438
4.25% , 10/15/29
(c)
................. EUR 250 203,883
5.50% , 10/15/29
(b)
................. USD 2,298 1,693,084
AT&T, Inc., 5.40%, 02/15/34 ........... 1,480 1,518,186
Bakrie Telecom Pte. Ltd., 11.50%, 05/07/15
(c) (e) (l)
1,000 2,558
British Telecommunications plc
(a)
(5-Year EUR Swap Annual + 2.13%),
1.87% , 08/18/80
(c)
............... EUR 236 243,568

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.49%), 4.88% ,
11/23/81
(b)
.................... USD 700 $ 615,722
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83
(c)
.................... GBP 1,726 2,337,741
CCO Holdings LLC
(b)
5.00% , 02/01/28 .................. USD 1,327 1,247,161
5.38% , 06/01/29 .................. 3,058 2,843,280
6.38% , 09/01/29 .................. 2,617 2,548,074
4.50% , 08/15/30 .................. 788 685,292
4.25% , 02/01/31 .................. 2,355 1,991,262
7.38% , 03/01/31 .................. 8,378 8,467,016
4.75% , 02/01/32 .................. 1,448 1,242,036
4.25% , 01/15/34 .................. 959 762,503
Cellnex Telecom SA
(c)
1.00% , 04/20/27 .................. EUR 600 599,858
2.13% , 08/11/30
(m)
................. 2,500 2,804,294
1.75% , 10/23/30 .................. 1,800 1,721,030
0.75% , 11/20/31
(m)
................. 1,600 1,460,431
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. USD 1,948 1,873,646
5.00% , 05/01/28 .................. 2,737 2,525,911
8.75% , 05/15/30 .................. 4,080 4,179,520
8.63% , 03/15/31 .................. 562 570,275
Iliad Holding SASU
5.13% , 10/15/26
(c)
................. EUR 200 215,775
6.50% , 10/15/26
(b)
................. USD 4,035 3,955,339
7.00% , 10/15/28
(b)
................. 1,458 1,446,384
Iliad SA
(c)
5.38% , 06/14/27 .................. EUR 1,600 1,771,975
5.38% , 02/15/29 .................. 2,100 2,324,391
5.63% , 02/15/30 .................. 1,800 2,015,651
Infrastrutture Wireless Italiane SpA, 1.63%,
10/21/28
(c)
..................... 2,423 2,419,281
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
266 277,079
Level 3 Financing, Inc.
(b)
3.40% , 03/01/27 .................. USD 5,028 4,940,010
4.63% , 09/15/27 .................. 5,410 3,327,150
3.63% , 01/15/29 .................. 510 267,750
11.00% , 11/15/29
(n)
................ 3,717 3,754,661
10.50% , 05/15/30 ................. 5,125 5,099,375
Lorca Telecom Bondco SA
4.00% , 09/18/27
(c)
................. EUR 3,427 3,597,859
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
. USD 2,433 1,268,225
RCS & RDS SA
(c)
2.50% , 02/05/25 .................. EUR 1,600 1,693,051
3.25% , 02/05/28 .................. 200 195,535
Sprint Capital Corp., 6.88%, 11/15/28 ...... USD 2,136 2,307,790
Telecom Italia Capital SA
6.38% , 11/15/33 .................. 1,576 1,527,528
6.00% , 09/30/34 .................. 2,809 2,633,071
7.20% , 07/18/36 .................. 1,363 1,368,493
7.72% , 06/04/38 .................. 795 820,505
Telecom Italia SpA
5.30% , 05/30/24
(b)
................. 1,646 1,636,624
2.75% , 04/15/25
(c)
................. EUR 651 687,982
3.63% , 05/25/26
(c)
................. 170 180,758
2.38% , 10/12/27
(c)
................. 400 403,317
6.88% , 02/15/28
(c)
................. 2,471 2,839,313
7.88% , 07/31/28
(c)
................. 1,225 1,457,236
1.63% , 01/18/29
(c)
................. 2,232 2,062,027
5.25% , 03/17/55
(c)
................. 300 300,773
Telefonica Emisiones SA, 4.10%, 03/08/27 .. USD 184 180,196
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Verizon Communications, Inc.
3.88% , 02/08/29 .................. USD 1,566 $ 1,514,587
1.50% , 09/18/30 .................. 56 45,976
1.68% , 10/30/30 .................. 711 583,770
1.75% , 01/20/31 .................. 1,038 848,236
5.85% , 09/15/35 .................. 33 35,274
Virgin Media Finance plc, 5.00%, 07/15/30
(b)
. 1,150 1,027,076
Virgin Media Secured Finance plc
5.25% , 05/15/29
(c)
................. GBP 361 428,330
5.50% , 05/15/29
(b)
................. USD 400 384,723
4.25% , 01/15/30
(c)
................. GBP 108 119,853
4.13% , 08/15/30
(c)
................. 600 646,985
4.50% , 08/15/30
(b)
................. USD 1,043 931,920
Zayo Group Holdings, Inc.
(b)
4.00% , 03/01/27 .................. 16,665 12,672,611
6.13% , 03/01/28 .................. 2,566 1,708,674
129,540,117
Electric Utilities — 0.8%
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(c)
..................... 1,602 1,369,536
Alexander Funding Trust II, 7.47%, 07/31/28
(b)
766 808,838
American Electric Power Co., Inc., 5.70%,
08/15/25 ...................... 81 81,623
CenterPoint Energy Houston Electric LLC
Series AG , 3.00% , 03/01/32 .......... 636 562,166
4.95% , 04/01/33 .................. 37 37,400
Duke Energy Carolinas LLC
2.85% , 03/15/32 .................. 191 165,300
6.45% , 10/15/32 .................. 44 48,456
4.95% , 01/15/33 .................. 497 500,807
Duke Energy Corp.
2.65% , 09/01/26 .................. 1,483 1,410,087
2.45% , 06/01/30 .................. 425 370,263
2.55% , 06/15/31 .................. 86 73,189
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.32%), 3.25% ,
01/15/82
(a)
.................... 15,000 12,248,022
Duke Energy Florida LLC, 2.50%, 12/01/29 .. 961 854,889
Duke Energy Progress LLC
3.45% , 03/15/29 .................. 306 291,084
5.70% , 04/01/35 .................. 30 31,285
Edison International
5.25% , 11/15/28 .................. 965 974,204
6.95% , 11/15/29 .................. 271 294,341
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.86%), 8.13% ,
06/15/53
(a)
.................... 2,111 2,168,265
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.66%), 7.88% ,
06/15/54
(a)
.................... 520 528,552
EDP - Energias de Portugal SA
(a)(c)
(5-Year EUR Swap Annual + 1.84%),
1.70% , 07/20/80 ................ EUR 500 516,028
(5-Year EUR Swap Annual + 2.38%),
1.88% , 08/02/81 ................ 1,800 1,816,387
(5-Year EUR Swap Annual + 3.18%),
5.94% , 04/23/83 ................ 300 337,178
EnBW Energie Baden-Wuerttemberg AG,
(5-Year EURIBOR ICE Swap Rate + 2.66%),
5.25%, 01/23/84
(a) (c)
............... 700 768,321
Engie Energia Chile SA, 3.40%, 01/28/30
(c)
.. USD 1,076 925,024
Eversource Energy, 5.95%, 02/01/29 ...... 728 757,141
FirstEnergy Corp.
4.00% , 05/01/26
(b) (m)
............... 2,113 2,089,757
Series B , 4.15% , 07/15/27
(d)
.......... 1,054 1,012,120

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.65% , 03/01/30 .................. USD 260 $ 225,909
Florida Power & Light Co., 4.80%, 05/15/33 .. 72 72,328
Georgia Power Co., 4.70%, 05/15/32 ...... 648 639,885
Kallpa Generacion SA, 4.88%, 05/24/26
(c)
... 2,369 2,309,775
MidAmerican Energy Co., 5.75%, 11/01/35 .. 80 85,543
Naturgy Finance BV
(a)(c)(k)
(9-Year EUR Swap Annual + 3.08%), 3.38% EUR 500 537,065
(5-Year EUR Swap Annual + 2.44%), 2.37% 1,400 1,402,487
NextEra Energy Capital Holdings, Inc.
5.75% , 09/01/25 .................. USD 985 994,947
2.25% , 06/01/30 .................. 29 24,782
5.05% , 02/28/33 .................. 407 405,908
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.55%), 3.80% ,
03/15/82
(a)
.................... 20,000 17,495,004
NextEra Energy Operating Partners LP
(b)
3.88% , 10/15/26 .................. 330 312,010
7.25% , 01/15/29 .................. 819 843,573
Northern States Power Co., 2.25%, 04/01/31 . 35 29,895
NRG Energy, Inc.
(b)
2.45% , 12/02/27 .................. 664 598,528
7.00% , 03/15/33 .................. 1,010 1,066,105
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ........... 797 647,160
5.00% , 06/01/33 .................. 150 150,336
Oncor Electric Delivery Co. LLC
3.70% , 11/15/28 .................. 1,711 1,662,290
5.75% , 03/15/29 .................. 37 38,962
5.65% , 11/15/33 .................. 316 334,782
Pacific Gas & Electric Co.
3.00% , 06/15/28 .................. 898 823,918
6.10% , 01/15/29 .................. 750 777,036
4.55% , 07/01/30 .................. 1,583 1,512,810
3.25% , 06/01/31 .................. 1,000 868,482
6.95% , 03/15/34 .................. 2,091 2,303,169
Palomino Funding Trust I, 7.23%, 05/17/28
(b)
. 432 455,606
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 2,277 2,122,087
PECO Energy Co., 4.90%, 06/15/33 ...... 372 375,328
PG&E Corp., 4.25%, 12/01/27
(b) (m)
........ 1,807 1,838,622
Public Service Electric & Gas Co.
4.90% , 12/15/32 .................. 1,552 1,567,156
5.20% , 08/01/33 .................. 375 388,586
Southern California Edison Co.
Series 20C , 1.20% , 02/01/26 ......... 495 461,928
Series G , 2.50% , 06/01/31 ........... 830 707,437
6.00% , 01/15/34 .................. 1,080 1,158,143
5.20% , 06/01/34 .................. 123 123,930
Southern Co. (The), 5.20%, 06/15/33 ...... 968 979,567
Tampa Electric Co., 2.40%, 03/15/31 ...... 32 26,935
Virginia Electric & Power Co.
Series B , 3.75% , 05/15/27 ........... 372 362,645
2.30% , 11/15/31 .................. 270 226,018
Vistra Operations Co. LLC
(b)
3.55% , 07/15/24 .................. 2,884 2,848,970
5.13% , 05/13/25 .................. 2,162 2,144,507
7.75% , 10/15/31 .................. 1,581 1,642,335
6.95% , 10/15/33 .................. 984 1,039,902
85,672,654
Electrical Equipment — 0.1%
(b)
Regal Rexnord Corp.
6.05% , 04/15/28 .................. 1,278 1,296,720
6.30% , 02/15/30 .................. 1,195 1,228,328
6.40% , 04/15/33 .................. 1,149 1,194,073
Security
Par (000)
Par (000) Value
Electrical Equipment (continued)
Sensata Technologies BV
4.00% , 04/15/29 .................. USD 1,157 $ 1,059,305
5.88% , 09/01/30 .................. 735 726,381
Vertiv Group Corp., 4.13%, 11/15/28 ...... 3,455 3,206,049
8,710,856
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ........ 2,295 2,148,854
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 1,016 936,188
3.75% , 02/15/31 .................. 545 473,102
3,558,144
Energy Equipment & Services — 0.6%
Archrock Partners LP
(b)
6.88% , 04/01/27 .................. 2,121 2,126,302
6.25% , 04/01/28 .................. 3,241 3,204,766
Borr IHC Ltd.
(b)
10.00% , 11/15/28 ................. 1,488 1,540,080
10.38% , 11/15/30 ................. 997 1,031,895
Enerflex Ltd., 9.00%, 10/15/27
(b)
......... 1,969 1,979,318
Halliburton Co., 2.92%, 03/01/30 ........ 99 89,698
Kodiak Gas Services LLC, 7.25%, 02/15/29
(b)
. 2,253 2,279,948
Nabors Industries Ltd.
(b)
7.25% , 01/15/26 .................. 1,570 1,530,860
7.50% , 01/15/28 .................. 1,579 1,444,785
Nabors Industries, Inc.
(b)
7.38% , 05/15/27 .................. 88 86,472
9.13% , 01/31/30 .................. 839 853,724
Noble Finance II LLC, 8.00%, 04/15/30
(b)
... 1,765 1,832,854
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 360 351,688
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 525 560,999
Precision Drilling Corp., 6.88%, 01/15/29
(b)
.. 461 453,541
Seadrill Finance Ltd., 8.38%, 08/01/30
(b)
.... 1,237 1,287,086
Tervita Corp., 11.00%, 12/01/25
(b)
........ 993 1,036,395
Transocean Aquila Ltd., 8.00%, 09/30/28
(b)
.. 657 672,505
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
..................... 649 670,793
Transocean, Inc.
(b)
7.50% , 01/15/26 .................. 2,108 2,086,963
11.50% , 01/30/27 ................. 2,593 2,709,685
8.00% , 02/01/27 .................. 1,532 1,519,867
8.75% , 02/15/30 .................. 3,486 3,612,145
USA Compression Partners LP
6.88% , 04/01/26 .................. 2,650 2,634,435
6.88% , 09/01/27 .................. 1,684 1,682,825
Valaris Ltd., 8.38%, 04/30/30
(b)
.......... 3,641 3,732,972
Vallourec SACA, 8.50%, 06/30/26
(c)
....... EUR 1,531 1,666,147
Venture Global LNG, Inc.
(b)
8.13% , 06/01/28 .................. USD 3,527 3,564,699
9.50% , 02/01/29 .................. 9,438 10,023,524
8.38% , 06/01/31 .................. 7,222 7,293,038
9.88% , 02/01/32 .................. 5,226 5,495,803
Weatherford International Ltd.
(b)
6.50% , 09/15/28 .................. 1,047 1,068,914
8.63% , 04/30/30 .................. 2,733 2,792,483
72,917,209
Entertainment — 0.1%
CPUK Finance Ltd., 3.59%, 08/28/25
(c)
..... GBP 660 808,815
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29
(b)
..................... USD 1,681 1,278,189
Live Nation Entertainment, Inc., 4.75%,
10/15/27
(b)
..................... 2,302 2,192,816
Motion Finco SARL, 7.38%, 06/15/30
(c)
..... EUR 828 923,776
Netflix, Inc., 5.38%, 11/15/29
(b)
.......... USD 479 492,951

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Odeon Finco plc, 12.75%, 11/01/27
(b)
...... USD 488 $ 491,020
Pinewood Finance Co. Ltd., 3.25%, 09/30/25
(c)
GBP 543 671,106
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 .................. EUR 376 424,121
10.00% , 10/11/28 ................. GBP 471 626,295
Playtika Holding Corp., 4.25%, 03/15/29
(b)
... USD 399 342,665
Warnermedia Holdings, Inc.
5.14% , 03/15/52 .................. 2,083 1,790,479
5.39% , 03/15/62 .................. 1,379 1,186,613
11,228,846
Financial Services — 0.7%
Banco Votorantim SA, 4.50%, 09/24/24
(c)
... 1,178 1,160,330
Block, Inc.
2.75% , 06/01/26 .................. 747 699,194
3.50% , 06/01/31 .................. 4,844 4,172,977
Cerved Group SpA, (3-mo. EURIBOR at 5.25%
Floor + 5.25%), 9.18%, 02/15/29
(a) (c)
..... EUR 566 594,402
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
.... USD 1,096 1,093,556
Fidelity National Information Services, Inc.
1.15% , 03/01/26 .................. 255 237,178
4.70% , 07/15/27 .................. 584 585,729
Fiserv, Inc.
3.85% , 06/01/25 .................. 742 730,020
2.25% , 06/01/27 .................. 350 324,585
2.65% , 06/01/30 .................. 214 188,197
Freedom Mortgage Corp.
(b)
12.00% , 10/01/28 ................. 523 574,089
12.25% , 10/01/30 ................. 519 578,585
Freedom Mortgage Holdings LLC, 9.25%,
02/01/29
(b)
..................... 285 288,591
Garfunkelux Holdco 3 SA
(c)
6.75% , 11/01/25 .................. EUR 1,624 1,425,492
7.75% , 11/01/25 .................. GBP 381 384,438
GGAM Finance Ltd., 8.00%, 02/15/27
(b)
.... USD 1,935 1,993,495
Global Payments, Inc.
1.20% , 03/01/26 .................. 502 463,763
4.80% , 04/01/26 .................. 157 156,261
2.15% , 01/15/27 .................. 130 120,276
2.90% , 11/15/31 .................. 72 61,367
Jefferies Finance LLC, 5.00%, 08/15/28
(b)
... 2,783 2,512,502
JPMorgan Chase Bank NA, 5.11%, 12/08/26 . 1,655 1,676,158
Mastercard, Inc., 2.00%, 11/18/31 ........ 275 231,512
MGIC Investment Corp., 5.25%, 08/15/28 ... 1,182 1,151,247
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 5,150 5,019,192
6.00% , 01/15/27 .................. 1,020 1,000,131
5.13% , 12/15/30 .................. 967 869,154
5.75% , 11/15/31 .................. 1,240 1,142,936
7.13% , 02/01/32 .................. 3,225 3,198,686
Nationwide Building Society
(a)(c)(k)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.39%), 5.88% .... GBP 2,934 3,643,893
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% .... 3,644 4,262,646
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... USD 1,271 1,363,275
Nexi SpA, 0.00%, 02/24/28
(c) (m) (o)
......... EUR 3,200 3,025,822
Nykredit Realkredit A/S, (5-Year EUR Swap
Annual + 4.57%), 4.13%
(a) (c) (k)
......... 600 620,888
PennyMac Financial Services, Inc., 7.88%,
12/15/29
(b)
..................... USD 1,371 1,412,064
Permian Resources Operating LLC, 7.00%,
01/15/32
(b)
..................... 1,643 1,696,238
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 5,357 4,915,423
3.88% , 03/01/31 .................. 489 427,293
Security
Par (000)
Par (000) Value
Financial Services (continued)
4.00% , 10/15/33 .................. USD 295 $ 250,399
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 .................. 2,246 2,100,011
11.25% , 12/15/27 ................. 122 122,152
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 2,514 2,452,407
Taurus Law 130 Securities SRL, (Acquired
07/14/23, cost $7,156,200), (3-mo. EURIBOR
+ 3.25%), 7.24%, 08/15/27
(a) (f) (h)
........ EUR 6,599 6,901,910
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(c)
..................... 726 758,121
Verscend Escrow Corp., 9.75%, 08/15/26
(b)
.. USD 10,763 10,805,891
Visa, Inc.
1.90% , 04/15/27 .................. 30 27,940
1.10% , 02/15/31 .................. 95 76,399
Worldline SA, 0.00%, 07/30/26
(c) (m) (o)
...... EUR 1,907 1,847,228
79,344,043
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... USD 573 597,290
Bimbo Bakeries USA, Inc., 5.38%, 01/09/36
(b)
. 478 479,912
Chobani LLC
(b)
4.63% , 11/15/28 .................. 3,810 3,565,624
7.63% , 07/01/29 .................. 4,720 4,778,822
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 1,483 1,473,853
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(b)
... 809 809,000
Kraft Heinz Foods Co., 3.88%, 05/15/27 .... 2,943 2,877,255
Lamb Weston Holdings, Inc., 4.13%, 01/31/30
(b)
2,179 1,988,391
Minerva Luxembourg SA, 8.88%, 09/13/33
(b)
. 1,139 1,192,533
Post Holdings, Inc.
(b)
5.63% , 01/15/28 .................. 413 406,434
5.50% , 12/15/29 .................. 124 119,860
4.63% , 04/15/30 .................. 129 118,635
4.50% , 09/15/31 .................. 278 249,712
Premier Foods Finance plc
3.50% , 10/15/26
(c)
................. GBP 977 1,173,877
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
... USD 1,319 1,134,040
Tereos Finance Groupe I SA
(c)
4.75% , 04/30/27 .................. EUR 240 259,017
7.25% , 04/15/28 .................. 850 970,367
22,194,622
Gas Utilities — 0.1%
AmeriGas Partners LP, 9.38%, 06/01/28
(b)
... USD 1,296 1,332,431
Atmos Energy Corp.
2.63% , 09/15/29 .................. 152 138,596
5.90% , 11/15/33 .................. 82 88,773
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(b)
................ 1,403 1,473,529
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 .................. 2,080 2,090,459
8.38% , 02/15/32 .................. 4,221 4,252,103
ONE Gas, Inc.
2.00% , 05/15/30 .................. 36 30,676
4.25% , 09/01/32 .................. 34 32,887
Promigas SA ESP
3.75% , 10/16/29
(c)
................. 1,144 991,705
3.75% , 10/16/29
(b)
................. 1,468 1,272,573
Southern California Gas Co., 2.95%, 04/15/27 364 346,076
Suburban Propane Partners LP, 5.00%,
06/01/31
(b)
..................... 619 556,363
UGI International LLC, 2.50%, 12/01/29
(c)
... EUR 1,376 1,312,449
13,918,620
Ground Transportation — 0.2%
Albion Financing 1 SARL, 6.13%, 10/15/26
(b)
. USD 1,639 1,610,036
Ashtead Capital, Inc., 5.95%, 10/15/33
(b)
.... 1,483 1,510,399
Avis Budget Car Rental LLC, 8.00%, 02/15/31
(b)
1,208 1,205,463

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ground Transportation (continued)
BCP V Modular Services Finance II plc, 4.75%,
11/30/28
(c)
..................... EUR 756 $ 756,755
Burlington Northern Santa Fe LLC, 3.25%,
06/15/27 ...................... USD 53 51,111
Canadian National Railway Co.
3.85% , 08/05/32 .................. 456 430,055
6.20% , 06/01/36 .................. 39 43,492
CSX Corp.
3.25% , 06/01/27 .................. 477 458,494
4.25% , 03/15/29 .................. 292 289,928
DAE Funding LLC
(c)
1.55% , 08/01/24 .................. 1,648 1,605,255
2.63% , 03/20/25 .................. 829 794,804
EC Finance plc, 3.00%, 10/15/26
(c)
....... EUR 797 835,065
GN Bondco LLC, 9.50%, 10/15/31
(b)
...... USD 1,862 1,836,398
Mobico Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.14%),
4.25%
(a) (c) (k)
.................... GBP 1,742 2,009,461
NESCO Holdings II, Inc., 5.50%, 04/15/29
(b)
.. USD 1,421 1,332,031
Norfolk Southern Corp.
3.15% , 06/01/27 .................. 1,203 1,153,002
5.05% , 08/01/30 .................. 334 340,853
2.30% , 05/15/31 .................. 467 397,867
Penske Truck Leasing Co. LP
(b)
1.20% , 11/15/25 .................. 2,946 2,741,545
4.45% , 01/29/26 .................. 163 159,770
5.88% , 11/15/27 .................. 415 425,574
RXO, Inc., 7.50%, 11/15/27
(b)
........... 647 666,413
Ryder System, Inc., 6.60%, 12/01/33 ...... 431 470,371
Uber Technologies, Inc.
(b)
6.25% , 01/15/28 .................. 628 631,517
4.50% , 08/15/29 .................. 3,833 3,628,088
Union Pacific Corp., 3.38%, 02/01/35 ...... 230 201,793
25,585,540
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 .................. 1,671 1,590,861
3.88% , 11/01/29 .................. 1,065 966,692
Bausch & Lomb Escrow Corp., 8.38%,
10/01/28
(b)
..................... 6,193 6,425,671
Baxter International, Inc., 2.54%, 02/01/32 .. 388 323,915
Becton Dickinson & Co., 3.70%, 06/06/27 ... 587 567,882
Garden Spinco Corp., 8.63%, 07/20/30
(b)
... 1,738 1,859,660
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 2,862 2,591,265
5.25% , 10/01/29 .................. 6,120 5,706,344
Medtronic Global Holdings SCA
4.25% , 03/30/28 .................. 212 210,560
4.50% , 03/30/33 .................. 616 610,537
Teleflex, Inc., 4.63%, 11/15/27 .......... 172 166,862
21,020,249
Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28
(b)
705 689,202
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
. 2,676 2,398,526
Centene Corp.
3.00% , 10/15/30 .................. 327 282,875
2.63% , 08/01/31 .................. 1,890 1,568,794
Clariane SE
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 9.08%), 4.13%
(a) (c) (k)
GBP 1,100 669,134
Community Health Systems, Inc.
(b)
5.63% , 03/15/27 .................. USD 2,031 1,876,205
6.00% , 01/15/29 .................. 2,577 2,328,397
5.25% , 05/15/30 .................. 2,115 1,751,057
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
4.75% , 02/15/31 .................. USD 2,554 $ 2,027,493
Elevance Health, Inc.
5.35% , 10/15/25 .................. 331 333,074
4.10% , 05/15/32 .................. 688 651,146
Encompass Health Corp.
4.50% , 02/01/28 .................. 100 95,520
4.75% , 02/01/30 .................. 1,162 1,089,800
4.63% , 04/01/31 .................. 1,701 1,562,756
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
... EUR 1,372 1,563,585
HCA, Inc.
3.50% , 09/01/30 .................. USD 1,236 1,121,499
3.63% , 03/15/32 .................. 840 748,783
5.50% , 06/01/33 .................. 418 424,411
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 2,884 2,692,646
Humana, Inc., 5.95%, 03/15/34 ......... 315 332,250
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(b)
1,965 1,830,044
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 1,819 1,860,055
11.00% , 10/15/30 ................. 1,266 1,347,117
Molina Healthcare, Inc.
(b)
4.38% , 06/15/28 .................. 1,030 965,499
3.88% , 11/15/30 .................. 829 726,646
Option Care Health, Inc., 4.38%, 10/31/29
(b)
.. 1,735 1,583,292
Prime Healthcare Services, Inc., 7.25%,
11/01/25
(b)
..................... 247 245,765
RegionalCare Hospital Partners Holdings, Inc.,
9.75%, 12/01/26
(b)
................ 389 388,324
Surgery Center Holdings, Inc.
(b)
6.75% , 07/01/25 .................. 1,950 1,952,925
10.00% , 04/15/27 ................. 1,794 1,805,275
Sutter Health
Series 2018 , 3.70% , 08/15/28 ......... 87 83,655
Series 20A , 2.29% , 08/15/30 ......... 291 250,002
5.16% , 08/15/33 .................. 152 154,756
Tenet Healthcare Corp.
5.13% , 11/01/27 .................. 1,149 1,115,698
4.63% , 06/15/28 .................. 234 221,908
6.13% , 10/01/28 .................. 1,415 1,409,793
6.13% , 06/15/30 .................. 515 514,808
6.75% , 05/15/31
(b)
................. 3,979 4,069,870
UnitedHealth Group, Inc.
4.00% , 05/15/29 .................. 292 284,891
2.30% , 05/15/31 .................. 354 304,032
4.63% , 07/15/35 .................. 324 324,035
5.80% , 03/15/36 .................. 190 207,747
45,853,290
Health Care REITs — 0.1%
Healthpeak OP LLC
1.35% , 02/01/27 .................. 157 141,842
3.00% , 01/15/30 .................. 74 66,076
5.25% , 12/15/32 .................. 552 553,309
MPT Operating Partnership LP
2.50% , 03/24/26 .................. GBP 1,453 1,463,902
5.25% , 08/01/26 .................. USD 1,055 892,502
4.63% , 08/01/29 .................. 1,645 1,112,288
3.50% , 03/15/31 .................. 2,348 1,439,415
Welltower OP LLC
4.00% , 06/01/25 .................. 420 413,127
2.75% , 01/15/32 .................. 639 541,820
3.85% , 06/15/32 .................. 545 499,621
7,123,902
Health Care Technology — 0.0%
IQVIA, Inc.
(b)
5.00% , 05/15/27 .................. 247 241,402

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
6.25% , 02/01/29 .................. USD 2,067 $ 2,151,160
6.50% , 05/15/30 .................. 589 600,821
2,993,383
Hotel & Resort REITs — 0.1%
RHP Hotel Properties LP
4.75% , 10/15/27 .................. 1,931 1,853,655
7.25% , 07/15/28
(b)
................. 1,998 2,059,548
4.50% , 02/15/29
(b)
................. 200 185,922
RLJ Lodging Trust LP, 3.75%, 07/01/26
(b)
... 847 800,416
Service Properties Trust
7.50% , 09/15/25 .................. 880 893,267
8.63% , 11/15/31
(b)
................. 4,118 4,366,298
10,159,106
Hotels, Restaurants & Leisure — 1.2%
1011778 BC ULC
(b)
3.88% , 01/15/28 .................. 315 296,442
4.38% , 01/15/28 .................. 1,015 965,396
4.00% , 10/15/30 .................. 1,374 1,228,067
Accor SA, (5-Year EUR Swap Annual + 3.25%),
2.63%
(a) (c) (k)
.................... EUR 700 738,743
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(b)
................. USD 1,000 1,020,930
7.25% , 04/30/30
(c)
................. EUR 1,529 1,728,813
Booking Holdings, Inc.
3.55% , 03/15/28 .................. USD 48 46,362
4.63% , 04/13/30 .................. 419 420,147
Boyd Gaming Corp.
4.75% , 12/01/27 .................. 774 747,684
4.75% , 06/15/31
(b)
................. 482 442,779
Boyne USA, Inc., 4.75%, 05/15/29
(b)
...... 1,813 1,660,697
Burger King France SAS
(3-mo. EURIBOR at 4.75% Floor + 4.75%),
8.72% , 11/01/26
(a) (c)
.............. EUR 409 444,778
Caesars Entertainment, Inc.
(b)
8.13% , 07/01/27 .................. USD 3,585 3,679,092
4.63% , 10/15/29 .................. 1,712 1,564,970
7.00% , 02/15/30 .................. 5,143 5,285,199
6.50% , 02/15/32 .................. 2,758 2,788,506
Carnival Corp.
7.63% , 03/01/26
(c)
................. EUR 2,558 2,810,044
5.75% , 03/01/27
(b)
................. USD 3,708 3,653,129
4.00% , 08/01/28
(b)
................. 2,172 2,009,126
6.00% , 05/01/29
(b)
................. 5,598 5,422,095
7.00% , 08/15/29
(b)
................. 856 890,174
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(b)
..................... 13,128 14,361,509
Carnival plc, 1.00%, 10/28/29 .......... EUR 686 559,860
CCM Merger, Inc., 6.38%, 05/01/26
(b)
...... USD 666 657,729
Cedar Fair LP
5.50% , 05/01/25
(b)
................. 3,134 3,127,878
6.50% , 10/01/28 .................. 435 432,837
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 .................. 1,577 1,501,992
5.75% , 04/01/30 .................. 2,819 2,727,184
6.75% , 05/01/31 .................. 2,137 2,161,309
Cirsa Finance International SARL
(c)
4.75% , 05/22/25 .................. EUR 1,455 1,570,824
7.88% , 07/31/28 .................. 410 462,490
(3-mo. EURIBOR + 4.50%), 8.41% ,
07/31/28
(a)
.................... 635 694,822
Series FEB , (3-mo. EURIBOR + 4.50%),
8.41% , 07/31/28
(a)
............... 230 251,668
6.50% , 03/15/29 .................. 447 483,073
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Codere Finance 2 Luxembourg SA, 11.00%,
(11.00% Cash or 11.00% PIK), 09/30/26
(c) (d) (j)
EUR 1,144 $ 704,339
Codere New Holdco SA
7.50% , 11/30/27
(c)
................. 214 1,156
7.50% , 11/30/27
(b)
................. 156 1,400
CPUK Finance Ltd.
(c)
4.88% , 08/28/25 .................. GBP 619 762,428
4.50% , 08/28/27 .................. 200 226,162
Elior Group SA, 3.75%, 07/15/26
(c)
....... EUR 1,228 1,239,458
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 .................. USD 930 851,006
6.75% , 01/15/30 .................. 525 471,999
Food Service Project SA, 5.50%, 01/21/27
(c)
. EUR 1,061 1,150,544
GLP Capital LP
5.30% , 01/15/29 .................. USD 277 272,901
6.75% , 12/01/33 .................. 915 973,831
Hilton Domestic Operating Co., Inc.
5.75% , 05/01/28
(b)
................. 1,387 1,388,691
3.75% , 05/01/29
(b)
................. 172 157,843
4.88% , 01/15/30 .................. 280 269,869
4.00% , 05/01/31
(b)
................. 1,134 1,019,247
Hilton Grand Vacations Borrower Escrow LLC,
6.63%, 01/15/32
(b)
................ 1,105 1,107,328
Inter Media & Communication SpA, 6.75%,
02/09/27
(c)
..................... EUR 1,465 1,529,792
International Game Technology plc, 5.25%,
01/15/29
(b)
..................... USD 671 654,834
Life Time, Inc., 8.00%, 04/15/26
(b)
........ 809 810,068
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 .................. 475 487,773
7.50% , 09/01/31 .................. 1,067 1,110,269
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(b)
..................... 1,443 1,499,734
Lindblad Expeditions LLC, 6.75%, 02/15/27
(b)
. 1,314 1,302,594
Lottomatica SpA
(c)
9.75% , 09/30/27 .................. EUR 669 778,116
(3-mo. EURIBOR + 4.13%), 8.10% ,
06/01/28
(a)
.................... 209 227,763
(3-mo. EURIBOR + 4.13%), 8.10% ,
06/01/28
(a)
.................... 959 1,045,097
(3-mo. EURIBOR + 4.00%), 7.93% ,
12/15/30
(a)
.................... 1,016 1,112,540
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 1,336 1,130,083
Melco Resorts Finance Ltd.
(b)
4.88% , 06/06/25 .................. 880 858,000
5.75% , 07/21/28 .................. 400 372,000
5.38% , 12/04/29 .................. 2,615 2,317,544
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(b)
................ 1,554 1,556,111
Merlin Entertainments Ltd., 5.75%, 06/15/26
(b)
1,676 1,655,050
MGM China Holdings Ltd.
(b)
5.38% , 05/15/24 .................. 200 199,026
5.25% , 06/18/25 .................. 400 388,875
5.88% , 05/15/26 .................. 400 388,736
4.75% , 02/01/27 .................. 440 411,400
Midco GB SASU, 7.75%, (7.75% Cash or
8.50% PIK), 11/01/27
(c) (j)
............ EUR 150 162,100
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
..................... USD 1,053 971,447
Motion Bondco DAC, 6.63%, 11/15/27
(b)
.... 848 810,434
NCL Corp. Ltd.
(b)
5.88% , 03/15/26 .................. 1,883 1,836,057
8.38% , 02/01/28 .................. 706 741,229
8.13% , 01/15/29 .................. 621 651,852
7.75% , 02/15/29 .................. 342 345,316

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
NCL Finance Ltd., 6.13%, 03/15/28
(b)
...... USD 1,086 $ 1,038,627
Ontario Gaming GTA LP, 8.00%, 08/01/30
(b)
.. 831 866,317
Premier Entertainment Sub LLC
(b)
5.63% , 09/01/29 .................. 700 524,944
5.88% , 09/01/31 .................. 888 645,061
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
..................... 719 770,414
Raptor Acquisition Corp., 4.88%, 11/01/26
(b)
.. 1,501 1,440,729
Royal Caribbean Cruises Ltd.
(b)
4.25% , 07/01/26 .................. 700 673,561
5.38% , 07/15/27 .................. 668 657,320
5.50% , 04/01/28 .................. 1,067 1,053,422
8.25% , 01/15/29 .................. 1,250 1,324,556
7.25% , 01/15/30 .................. 1,270 1,323,606
Scientific Games Holdings LP, 6.63%,
03/01/30
(b)
..................... 614 577,160
Six Flags Entertainment Corp., 7.25%,
05/15/31
(b)
..................... 3,451 3,520,020
Station Casinos LLC
(b)
4.50% , 02/15/28 .................. 933 877,044
4.63% , 12/01/31 .................. 709 636,328
Stonegate Pub Co. Financing 2019 plc, (3-mo.
EURIBOR at 5.75% Floor + 5.75%), 9.75%,
07/31/25
(a) (c)
.................... EUR 260 271,429
Stonegate Pub Co. Financing plc, 8.00%,
07/13/25
(c)
..................... GBP 939 1,148,345
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 .................. USD 1,156 1,114,176
7.00% , 02/15/29 .................. 225 224,649
9.13% , 07/15/31 .................. 2,488 2,662,160
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
..................... 890 866,638
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(b)
..................... 1,844 1,721,657
Wynn Las Vegas LLC, 5.25%, 05/15/27
(b)
... 2,243 2,191,945
Wynn Macau Ltd.
(b)
5.50% , 01/15/26 .................. 410 396,163
5.63% , 08/26/28 .................. 4,247 3,930,598
5.13% , 12/15/29 .................. 200 177,250
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 .................. 1,500 1,417,060
7.13% , 02/15/31 .................. 1,976 2,037,708
Yum! Brands, Inc., 4.75%, 01/15/30
(b)
...... 827 794,061
137,671,338
Household Durables — 0.1%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 .................. 764 687,646
4.63% , 04/01/30 .................. 327 295,954
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 .................. 1,588 1,446,986
4.88% , 02/15/30 .................. 1,689 1,497,807
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
594 624,583
KB Home, 7.25%, 07/15/30 ............ 516 530,303
LGI Homes, Inc., 8.75%, 12/15/28
(b)
....... 431 455,008
Mattamy Group Corp., 4.63%, 03/01/30
(b)
... 1,303 1,187,942
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
... 511 511,000
SWF Escrow Issuer Corp., 6.50%, 10/01/29
(b)
. 840 582,078
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(b)
..................... 61 58,099
Tempur Sealy International, Inc.
(b)
4.00% , 04/15/29 .................. 1,507 1,359,639
3.88% , 10/15/31 .................. 108 91,136
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 1,900 1,868,099
Security
Par (000)
Par (000) Value
Household Durables (continued)
5.70% , 06/15/28 .................. USD 343 $ 337,347
11,533,627
Household Products — 0.0%
Central Garden & Pet Co.
5.13% , 02/01/28 .................. 1,436 1,389,885
4.13% , 10/15/30 .................. 1,140 1,022,196
Kimberly-Clark de Mexico SAB de CV, 2.43%,
07/01/31
(b)
..................... 1,021 872,955
Spectrum Brands, Inc.
(b)
5.00% , 10/01/29 .................. 159 152,640
5.50% , 07/15/30 .................. 446 438,195
3,875,871
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)
1.38% , 01/15/26 .................. 1,378 1,278,059
3.95% , 07/15/30
(b)
................. 129 118,863
2.45% , 01/15/31 .................. 449 374,729
Calpine Corp.
(b)
5.13% , 03/15/28 .................. 2,016 1,923,700
4.63% , 02/01/29 .................. 200 184,907
5.00% , 02/01/31 .................. 360 326,597
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
..................... 2,183 2,078,440
Colbun SA, 3.15%, 01/19/32
(b)
.......... 2,123 1,802,427
Constellation Energy Generation LLC
3.25% , 06/01/25 .................. 47 45,742
5.60% , 03/01/28 .................. 29 29,833
6.13% , 01/15/34 .................. 78 83,238
NextEra Energy Partners LP
(b)(m)
0.00% , 11/15/25
(o)
................. 1,003 886,151
2.50% , 06/15/26 .................. 675 605,812
Talen Energy Supply LLC, 8.63%, 06/01/30
(b)
. 786 834,197
TransAlta Corp., 7.75%, 11/15/29 ........ 824 866,288
11,438,983
Industrial Conglomerates — 0.1%
Emerald Debt Merger Sub LLC
6.38% , 12/15/30
(c)
................. EUR 690 782,963
6.63% , 12/15/30
(b)
................. USD 12,060 12,181,444
GEMS MENASA Cayman Ltd.
7.13% , 07/31/26
(b)
................. 1,161 1,141,771
7.13% , 07/31/26
(c)
................. 684 672,671
14,778,849
Industrial REITs — 0.0%
Prologis LP, 2.25%, 01/15/32 ........... 332 276,388
Insurance — 1.1%
Acrisure LLC
(b)
8.25% , 02/01/29 .................. 1,717 1,721,401
6.00% , 08/01/29 .................. 924 847,618
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 .................. 4,462 4,150,708
6.75% , 10/15/27 .................. 9,567 9,340,453
6.75% , 04/15/28 .................. 1,653 1,668,259
5.88% , 11/01/29 .................. 8,177 7,743,864
7.00% , 01/15/31 .................. 4,521 4,568,923
Allianz SE
(a)(b)(k)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 3.50% 10,000 9,053,006
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.17%), 3.20% 3,800 3,031,554
AmWINS Group, Inc., 4.88%, 06/30/29
(b)
.... 2,933 2,737,508
Aon Corp.
2.85% , 05/28/27 .................. 55 51,989
2.05% , 08/23/31 .................. 143 116,963

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
2.60% , 12/02/31 .................. USD 207 $ 175,634
5.00% , 09/12/32 .................. 45 45,034
5.35% , 02/28/33 .................. 404 412,925
Ardonagh Midco 2 plc, 11.50%, (11.50% Cash
or 12.75% PIK), 01/15/27
(b) (j)
.......... 406 408,597
Aviva plc, (5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.65%), 6.88%
(a) (c) (k)
... GBP 3,375 3,966,806
AXA SA, (5-Year EUR Swap Annual + 3.84%),
6.38%
(a) (c) (k)
.................... EUR 3,025 3,330,413
BUPA Finance plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 3.17%),
4.00%
(a) (c) (k)
.................... GBP 1,100 963,623
Galaxy Bidco Ltd., 6.50%, 07/31/26
(c)
...... 1,988 2,462,424
GTCR AP Finance, Inc., 8.00%, 05/15/27
(b)
.. USD 1,990 1,993,759
HUB International Ltd.
(b)
7.25% , 06/15/30 .................. 15,106 15,539,044
7.38% , 01/31/32 .................. 16,541 16,939,569
Jones Deslauriers Insurance Management,
Inc.
(b)
8.50% , 03/15/30 .................. 1,968 2,041,800
10.50% , 12/15/30 ................. 1,672 1,761,987
Just Group plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield + 4.27%),
5.00%
(a) (c) (k)
.................... GBP 550 509,170
Legal & General Group plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
5.38%), 5.63%
(a) (c) (k)
............... 2,175 2,404,939
Liberty Mutual Group, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.32%), 4.13% ,
12/15/51
(b)
.................... USD 4,925 4,316,337
(5-Year EUR Swap Annual + 3.70%),
3.63% , 05/23/59
(c)
............... EUR 4,434 4,701,977
Marsh & McLennan Cos., Inc., 5.40%, 09/15/33 USD 355 371,610
NFP Corp.
(b)
4.88% , 08/15/28 .................. 1,114 1,104,977
6.88% , 08/15/28 .................. 8,380 8,426,970
Ryan Specialty LLC, 4.38%, 02/01/30
(b)
.... 1,261 1,168,376
Sumitomo Life Insurance Co., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.84%), 5.88%
(a) (b) (k)
........ 640 639,926
USI, Inc., 7.50%, 01/15/32
(b)
........... 2,280 2,311,350
121,029,493
Interactive Media & Services — 0.0%
Meta Platforms, Inc.
4.60% , 05/15/28 .................. 667 673,850
4.95% , 05/15/33 .................. 424 433,818
1,107,668
IT Services — 0.3%
Acuris Finance US, Inc., 5.00%, 05/01/28
(b)
.. 3,600 3,146,724
Ahead DB Holdings LLC, 6.63%, 05/01/28
(b)
. 994 873,477
Arches Buyer, Inc., 4.25%, 06/01/28
(b)
..... 1,306 1,168,037
Atos SE
(c)
0.00% , 11/06/24
(m) (o)
............... EUR 400 190,187
1.75% , 05/07/25 .................. 1,100 440,142
2.50% , 11/07/28 .................. 200 56,197
Banff Merger Sub, Inc., 8.38%, 09/01/26
(c)
... 1,068 1,145,370
Booz Allen Hamilton, Inc., 4.00%, 07/01/29
(b)
. USD 1,172 1,097,754
CA Magnum Holdings, 5.38%, 10/31/26
(b)
... 3,769 3,519,304
Cablevision Lightpath LLC
(b)
3.88% , 09/15/27 .................. 2,045 1,832,106
5.63% , 09/15/28 .................. 1,158 978,510
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 2,334 2,395,431
Engineering - Ingegneria Informatica - SpA
11.13% , 05/15/28
(c)
................ EUR 2,057 2,389,725
Security
Par (000)
Par (000) Value
IT Services (continued)
Gartner, Inc.
(b)
4.50% , 07/01/28 .................. USD 530 $ 505,788
3.75% , 10/01/30 .................. 570 509,943
Global Switch Finance BV, 1.38%, 10/07/30
(c)
. EUR 1,583 1,543,129
GTCR W-2 Merger Sub LLC
7.50% , 01/15/31
(b)
................. USD 5,295 5,500,552
8.50% , 01/15/31
(c)
................. GBP 282 383,542
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
..................... USD 1,842 1,687,733
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28
(b)
..................... 609 658,481
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
.... 3,094 2,976,853
Presidio Holdings, Inc., 4.88%, 02/01/27
(b)
... 281 272,162
Twilio, Inc.
3.63% , 03/15/29 .................. 1,616 1,460,060
3.88% , 03/15/31 .................. 1,525 1,344,331
United Group BV
(c)
(3-mo. EURIBOR + 3.25%), 7.25% ,
02/15/26
(a)
.................... EUR 501 541,160
4.00% , 11/15/27 .................. 643 651,737
4.63% , 08/15/28 .................. 142 143,795
37,412,230
Leisure Products — 0.0%
Acushnet Co., 7.38%, 10/15/28
(b)
........ USD 441 458,671
Mattel, Inc.
6.20% , 10/01/40 .................. 875 864,524
5.45% , 11/01/41 .................. 1,181 1,061,131
2,384,326
Life Sciences Tools & Services — 0.1%
Charles River Laboratories International, Inc.
(b)
4.25% , 05/01/28 .................. 157 148,317
4.00% , 03/15/31 .................. 521 463,028
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
... 1,037 1,053,924
Star Parent, Inc., 9.00%, 10/01/30
(b)
....... 3,751 3,944,189
Thermo Fisher Scientific, Inc., 2.00%, 10/15/31 659 550,888
6,160,346
Machinery — 0.3%
ATS Corp., 4.13%, 12/15/28
(b)
.......... 814 738,994
Boels Topholding BV, 6.25%, 02/15/29
(c)
.... EUR 1,209 1,362,095
Chart Industries, Inc.
(b)
7.50% , 01/01/30 .................. USD 2,669 2,739,779
9.50% , 01/01/31 .................. 602 642,049
Daimler Truck Finance North America LLC
(b)
5.15% , 01/16/26 .................. 616 618,402
3.65% , 04/07/27 .................. 336 324,777
5.38% , 01/18/34 .................. 530 539,261
GrafTech Global Enterprises, Inc., 9.88%,
12/15/28
(b)
..................... 707 528,348
Husky III Holding Ltd., 13.00%, (13.00% Cash
or 13.75% PIK), 02/15/25
(b) (j)
.......... 2,542 2,543,222
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
..................... 3,105 3,136,050
IMA Industria Macchine Automatiche SpA
(c)
3.75% , 01/15/28 .................. EUR 118 122,526
(3-mo. EURIBOR at 4.00% Floor + 4.00%),
7.94% , 01/15/28
(a)
............... 790 855,546
Loxam SAS
(c)
6.38% , 05/15/28 .................. 996 1,112,018
6.38% , 05/31/29 .................. 1,413 1,568,412
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
USD 533 482,211
Novafives SAS, 5.00%, 06/15/25
(c)
....... EUR 742 789,851
OT Merger Corp., 7.88%, 10/15/29
(b)
...... USD 877 529,922
Otis Worldwide Corp.
2.29% , 04/05/27 .................. 168 156,991

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
2.57% , 02/15/30 .................. USD 174 $ 154,037
Renk AG, 5.75%, 07/15/25
(c)
........... EUR 2,227 2,400,952
Terex Corp., 5.00%, 05/15/29
(b)
......... USD 625 590,626
Titan Acquisition Ltd., 7.75%, 04/15/26
(b)
.... 3,871 3,881,065
Titan International, Inc., 7.00%, 04/30/28 ... 371 369,876
TK Elevator Holdco GmbH
6.63% , 07/15/28
(c)
................. EUR 810 839,104
7.63% , 07/15/28
(b)
................. USD 2,334 2,314,411
TK Elevator Midco GmbH
4.38% , 07/15/27
(c)
................. EUR 1,648 1,732,907
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(b)
USD 6,150 5,929,913
Wabash National Corp., 4.50%, 10/15/28
(b)
.. 2,282 2,076,620
39,079,965
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(b)
........ 1,991 2,031,059
Media — 1.0%
Altice Financing SA
2.25% , 01/15/25
(c)
................. EUR 285 296,835
3.00% , 01/15/28
(c)
................. 100 94,561
5.00% , 01/15/28
(b)
................. USD 2,250 2,021,924
4.25% , 08/15/29
(c)
................. EUR 1,812 1,715,388
5.75% , 08/15/29
(b)
................. USD 4,698 4,094,196
AMC Networks, Inc., 4.75%, 08/01/25 ..... 1,332 1,283,417
Banijay Entertainment SASU
7.00% , 05/01/29
(c)
................. EUR 1,263 1,435,586
8.13% , 05/01/29
(b)
................. USD 465 480,809
Cable One, Inc.
0.00% , 03/15/26
(m) (o)
............... 569 486,210
4.00% , 11/15/30
(b)
................. 3,047 2,452,835
Charter Communications Operating LLC
6.15% , 11/10/26 .................. 1,406 1,436,209
2.25% , 01/15/29 .................. 1,403 1,211,557
2.80% , 04/01/31 .................. 1,466 1,211,330
Clear Channel International BV, 6.63%,
08/01/25
(b)
..................... 2,119 2,120,088
Clear Channel Outdoor Holdings, Inc.
(b)
5.13% , 08/15/27 .................. 1,139 1,072,701
7.75% , 04/15/28 .................. 1,563 1,355,039
9.00% , 09/15/28 .................. 6,871 7,142,868
7.50% , 06/01/29 .................. 2,003 1,654,959
CMG Media Corp., 8.88%, 12/15/27
(b)
..... 1,674 1,305,996
Comcast Corp.
4.15% , 10/15/28 .................. 827 814,630
2.65% , 02/01/30 .................. 562 505,432
1.50% , 02/15/31 .................. 673 547,875
CSC Holdings LLC
(b)
5.50% , 04/15/27 .................. 1,664 1,495,078
5.38% , 02/01/28 .................. 400 343,634
11.25% , 05/15/28 ................. 8,142 8,250,093
11.75% , 01/31/29 ................. 3,428 3,481,923
4.13% , 12/01/30 .................. 821 593,172
4.50% , 11/15/31 .................. 941 675,216
DirecTV Financing LLC
(b)
5.88% , 08/15/27 .................. 1,898 1,804,411
8.88% , 02/01/30 .................. 1,285 1,310,771
DISH DBS Corp.
(b)
5.25% , 12/01/26 .................. 2,993 2,357,002
5.75% , 12/01/28 .................. 131 88,127
DISH Network Corp., 11.75%, 11/15/27
(b)
... 6,016 6,278,935
Eutelsat SA, 1.50%, 10/13/28
(c)
......... EUR 2,300 1,728,901
GCI LLC, 4.75%, 10/15/28
(b)
........... USD 829 759,969
Gray Television, Inc.
(b)
5.88% , 07/15/26 .................. 822 805,560
7.00% , 05/15/27 .................. 526 514,165
Security
Par (000)
Par (000) Value
Media (continued)
Grupo Televisa SAB, 8.50%, 03/11/32 ..... USD 30 $ 34,800
Hughes Satellite Systems Corp., 5.25%,
08/01/26 ...................... 585 495,249
Interpublic Group of Cos., Inc. (The), 2.40%,
03/01/31 ...................... 661 558,031
Lamar Media Corp., 4.00%, 02/15/30 ...... 306 280,021
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(b)
..................... 3,009 2,898,454
Midcontinent Communications, 5.38%,
08/15/27
(b)
..................... 554 536,715
Nexstar Media, Inc., 5.63%, 07/15/27
(b)
..... 401 390,536
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 .................. 833 797,352
4.25% , 01/15/29 .................. 1,553 1,384,205
4.63% , 03/15/30 .................. 422 373,495
7.38% , 02/15/31 .................. 1,270 1,330,414
Paramount Global
4.20% , 05/19/32 .................. 447 397,760
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%), 6.38% ,
03/30/62
(a)
.................... 5,523 4,932,398
Radiate Holdco LLC
(b)
4.50% , 09/15/26 .................. 2,242 1,733,503
6.50% , 09/15/28 .................. 2,397 1,031,789
SES SA, (5-Year EUR Swap Annual + 3.19%),
2.88%
(a) (c) (k)
.................... EUR 560 564,342
Sirius XM Radio, Inc.
(b)
3.13% , 09/01/26 .................. USD 1,919 1,791,175
5.00% , 08/01/27 .................. 1,301 1,250,560
4.00% , 07/15/28 .................. 495 449,514
Stagwell Global LLC, 5.63%, 08/15/29
(b)
.... 1,577 1,443,050
Summer BC Holdco B SARL, 5.75%, 10/31/26
(c)
EUR 1,519 1,601,893
Summer BidCo BV
(c)
9.00% , ( 9.00 % Cash or 9.75 % PIK),
11/15/25
(a) (j)
.................... 1,245 1,318,404
9.00% , ( 9.00 % Cash or 9.75 % PIK),
11/15/25
(j)
..................... 1,620 1,716,080
10.00% , 02/15/29 ................. 370 403,914
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
.... USD 3,401 2,984,302
Tele Columbus AG, 3.88%, 05/02/25
(c)
..... EUR 2,968 2,000,048
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................ USD 1,000 945,894
United Group BV
(c)
3.13% , 02/15/26 .................. EUR 381 396,260
6.75% , 02/15/31 .................. 172 184,718
(3-mo. EURIBOR + 4.25%), 8.15% ,
02/15/31
(a)
.................... 404 434,420
Univision Communications, Inc.
(b)
8.00% , 08/15/28 .................. USD 3,788 3,854,555
7.38% , 06/30/30 .................. 786 770,596
Videotron Ltd., 3.63%, 06/15/29
(b)
........ 435 396,916
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(c)
................ GBP 1,052 1,216,545
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(b)
................ USD 379 356,773
VZ Secured Financing BV, 3.50%, 01/15/32
(c)
. EUR 1,508 1,471,152
VZ Vendor Financing II BV, 2.88%, 01/15/29
(c)
596 560,365
Ziggo Bond Co. BV
(b)
6.00% , 01/15/27 .................. USD 1,403 1,376,488
5.13% , 02/28/30 .................. 982 828,479
Ziggo BV
2.88% , 01/15/30
(c)
................. EUR 1,933 1,895,030
4.88% , 01/15/30
(b)
................. USD 924 826,157
113,439,754

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining — 0.4%
AngloGold Ashanti Holdings plc, 3.75%,
10/01/30 ...................... USD 1,678 $ 1,458,014
Antofagasta plc, 2.38%, 10/14/30
(b)
....... 1,340 1,101,312
Arsenal AIC Parent LLC, 8.00%, 10/01/30
(b)
.. 944 984,654
ATI, Inc.
4.88% , 10/01/29 .................. 769 710,510
7.25% , 08/15/30 .................. 1,630 1,677,386
5.13% , 10/01/31 .................. 1,605 1,464,683
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... 5,151 5,222,187
Carpenter Technology Corp.
6.38% , 07/15/28 .................. 226 225,731
7.63% , 03/15/30 .................. 1,339 1,384,928
Constellium SE
(b)
5.88% , 02/15/26 .................. 503 499,889
5.63% , 06/15/28 .................. 750 733,704
3.75% , 04/15/29 .................. 3,031 2,723,825
CSN Resources SA, 8.88%, 12/05/30
(b)
.... 2,461 2,522,525
ERO Copper Corp., 6.50%, 02/15/30
(b)
..... 1,690 1,529,450
First Quantum Minerals Ltd., 8.63%, 06/01/31
(b)
1,961 1,800,443
Freeport Indonesia PT, 4.76%, 04/14/27
(c)
... 1,166 1,142,680
Freeport-McMoRan, Inc., 5.40%, 11/14/34 ... 97 96,855
Fresnillo plc, 4.25%, 10/02/50
(b)
......... 1,217 909,707
Glencore Funding LLC
(b)
5.70% , 05/08/33 .................. 86 88,848
6.50% , 10/06/33 .................. 1,623 1,769,679
Kaiser Aluminum Corp., 4.50%, 06/01/31
(b)
.. 4,182 3,570,545
Mineral Resources Ltd., 9.25%, 10/01/28
(b)
.. 160 169,000
New Gold, Inc., 7.50%, 07/15/27
(b)
....... 2,878 2,863,671
Newmont Corp., 2.25%, 10/01/30 ........ 288 246,716
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 1,782 1,668,529
4.75% , 01/30/30 .................. 3,016 2,797,327
3.88% , 08/15/31 .................. 3,301 2,863,079
POSCO
(b)
5.63% , 01/17/26 .................. 832 837,716
5.75% , 01/17/28 .................. 615 627,085
5.88% , 01/17/33 .................. 299 309,387
Rio Tinto Finance USA plc, 5.00%, 03/09/33 . 457 468,622
Steel Dynamics, Inc.
1.65% , 10/15/27 .................. 601 535,753
3.25% , 01/15/31 .................. 139 125,370
Teck Resources Ltd.
3.90% , 07/15/30 .................. 800 744,930
5.20% , 03/01/42 .................. 145 134,334
Vale Overseas Ltd.
3.75% , 07/08/30 .................. 1,017 919,114
6.13% , 06/12/33 .................. 676 689,351
47,617,539
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP
5.25% , 10/01/25 .................. 258 253,569
4.25% , 02/01/27 .................. 1,275 1,180,109
4.75% , 06/15/29 .................. 1,068 955,986
Starwood Property Trust, Inc., 4.38%, 01/15/27 403 373,085
2,762,749
Multi-Utilities — 0.1%
Abu Dhabi National Energy Co. PJSC, 4.70%,
04/24/33
(b)
..................... 728 716,170
Berkshire Hathaway Energy Co., 1.65%,
05/15/31 ...................... 668 538,644
Consumers Energy Co.
4.90% , 02/15/29 .................. 847 860,821
4.60% , 05/30/29 .................. 70 70,144
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Dominion Energy, Inc., Series C, 2.25%,
08/15/31 ...................... USD 190 $ 156,680
NiSource, Inc.
5.25% , 03/30/28 .................. 257 262,146
5.40% , 06/30/33 .................. 547 560,758
San Diego Gas & Electric Co., 4.95%, 08/15/28 1,427 1,448,266
Sempra
5.40% , 08/01/26 .................. 1,355 1,371,305
3.25% , 06/15/27 .................. 475 451,134
3.70% , 04/01/29 .................. 919 869,379
WEC Energy Group, Inc., 5.60%, 09/12/26 .. 493 503,700
7,809,147
Office REITs — 0.0%
Alexandria Real Estate Equities, Inc.
4.50% , 07/30/29 .................. 364 354,088
4.90% , 12/15/30 .................. 775 769,314
3.38% , 08/15/31 .................. 120 107,385
1.88% , 02/01/33 .................. 948 729,152
Kilroy Realty LP
3.05% , 02/15/30 .................. 286 245,356
6.25% , 01/15/36 .................. 560 560,498
2,765,793
Oil, Gas & Consumable Fuels — 1.7%
Aethon United BR LP, 8.25%, 02/15/26
(b)
.... 2,926 2,900,602
Antero Midstream Partners LP
(b)
5.75% , 03/01/27 .................. 1,243 1,233,762
5.75% , 01/15/28 .................. 732 718,556
6.63% , 02/01/32 .................. 1,186 1,178,742
Apache Corp., 5.35%, 07/01/49 ......... 1,016 830,763
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 .................. 1,805 2,287,838
8.25% , 12/31/28 .................. 2,157 2,206,352
5.88% , 06/30/29 .................. 2,983 2,809,808
Baytex Energy Corp., 8.50%, 04/30/30
(b)
.... 911 945,885
BP Capital Markets America, Inc.
3.54% , 04/06/27 .................. 529 513,438
3.59% , 04/14/27 .................. 834 810,240
4.23% , 11/06/28 .................. 838 829,364
1.75% , 08/10/30 .................. 95 79,848
Buckeye Partners LP
5.85% , 11/15/43 .................. 645 526,687
5.60% , 10/15/44 .................. 503 387,661
Cenovus Energy, Inc., 2.65%, 01/15/32 .... 102 84,943
Cheniere Corpus Christi Holdings LLC
5.88% , 03/31/25 .................. 92 92,253
5.13% , 06/30/27 .................. 556 558,718
3.70% , 11/15/29 .................. 326 306,970
Cheniere Energy Partners LP
4.00% , 03/01/31 .................. 1,065 966,217
3.25% , 01/31/32 .................. 807 685,062
5.95% , 06/30/33
(b)
................. 112 114,377
Chesapeake Energy Corp.
(b)
5.88% , 02/01/29 .................. 71 70,514
6.75% , 04/15/29 .................. 716 724,287
CITGO Petroleum Corp.
(b)
7.00% , 06/15/25 .................. 1,719 1,718,756
8.38% , 01/15/29 .................. 2,169 2,253,519
Civitas Resources, Inc.
(b)
8.38% , 07/01/28 .................. 3,423 3,600,010
8.63% , 11/01/30 .................. 2,094 2,233,376
8.75% , 07/01/31 .................. 2,251 2,393,047
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
1,102 960,288
CNX Resources Corp., 7.38%, 01/15/31
(b)
... 520 528,090

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 .................. USD 1,862 $ 1,709,780
5.88% , 01/15/30 .................. 2,522 2,185,450
ConocoPhillips Co., 6.95%, 04/15/29 ...... 610 678,048
Continuum Energy Levanter Pte. Ltd., 4.50%,
02/09/27
(b)
..................... 693 659,607
Cosan Luxembourg SA, 7.25%, 06/27/31
(b)
.. 1,585 1,592,449
Coterra Energy, Inc.
3.90% , 05/15/27 .................. 24 23,358
4.38% , 03/15/29 .................. 49 47,850
CQP Holdco LP, 5.50%, 06/15/31
(b)
....... 3,715 3,465,905
Crescent Energy Finance LLC
(b)
7.25% , 05/01/26 .................. 3,369 3,356,366
9.25% , 02/15/28 .................. 2,820 2,927,563
Cullinan Holdco Scsp, 4.63%, 10/15/26
(c)
... EUR 1,012 935,145
DCP Midstream Operating LP, 3.25%, 02/15/32 USD 1,961 1,702,284
Devon Energy Corp.
4.50% , 01/15/30 .................. 226 218,380
7.88% , 09/30/31 .................. 20 23,052
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
1,126 1,157,386
Diamondback Energy, Inc.
3.50% , 12/01/29 .................. 400 371,607
3.13% , 03/24/31 .................. 1,292 1,146,740
6.25% , 03/15/33 .................. 689 734,339
DT Midstream, Inc.
(b)
4.13% , 06/15/29 .................. 1,516 1,392,822
4.38% , 06/15/31 .................. 1,138 1,019,388
EIG Pearl Holdings SARL
(b)
3.55% , 08/31/36 .................. 2,174 1,820,725
4.39% , 11/30/46 .................. 2,323 1,779,000
Enbridge Energy Partners LP, 5.88%, 10/15/25 328 331,391
Enbridge, Inc.
5.90% , 11/15/26 .................. 748 768,714
5.70% , 03/08/33 .................. 1,269 1,309,152
Series 16-A , (3-mo. CME Term SOFR +
4.15%), 6.00% , 01/15/77
(a)
......... 12,370 11,905,020
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.43%), 8.50% ,
01/15/84
(a)
.................... 1,071 1,145,001
Energian Israel Finance Ltd., 8.50%,
09/30/33
(b) (c)
.................... 1,070 1,003,212
Energy Transfer LP
6.10% , 12/01/28 .................. 4,591 4,797,742
6.00% , 02/01/29
(b)
................. 390 391,899
6.40% , 12/01/30 .................. 1,173 1,249,320
7.38% , 02/01/31
(b)
................. 573 602,303
6.55% , 12/01/33 .................. 34 36,661
5.95% , 05/15/54 .................. 886 888,519
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
.................... 2,855 2,954,411
EnLink Midstream LLC
(b)
5.63% , 01/15/28 .................. 2,300 2,273,357
6.50% , 09/01/30 .................. 732 746,983
EnLink Midstream Partners LP, 5.60%, 04/01/44 1,065 945,241
EnQuest plc, 11.63%, 11/01/27
(b)
........ 305 289,199
Enterprise Products Operating LLC, 4.15%,
10/16/28 ...................... 1,900 1,868,372
EOG Resources, Inc., 4.38%, 04/15/30 .... 91 90,198
EQM Midstream Partners LP
4.13% , 12/01/26 .................. 178 171,405
4.50% , 01/15/29
(b)
................. 138 129,829
7.50% , 06/01/30
(b)
................. 681 730,391
4.75% , 01/15/31
(b)
................. 875 815,688
EQT Corp., 3.90%, 10/01/27 ........... 309 295,376
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
FTAI Infra Escrow Holdings LLC, 10.50%,
06/01/27
(b)
..................... USD 544 $ 569,862
Galaxy Pipeline Assets Bidco Ltd., 2.94%,
09/30/40
(c)
..................... 1,285 1,028,728
Genesis Energy LP
7.75% , 02/01/28 .................. 344 344,919
8.25% , 01/15/29 .................. 887 911,849
8.88% , 04/15/30 .................. 641 670,628
GNL Quintero SA, 4.63%, 07/31/29
(c)
...... 1,126 1,103,549
Gulfport Energy Corp., 8.00%, 05/17/26
(b)
... 333 334,162
Harbour Energy plc, 5.50%, 10/15/26
(b)
..... 524 511,228
Harvest Midstream I LP, 7.50%, 09/01/28
(b)
.. 569 574,750
Hess Corp., 4.30%, 04/01/27 ........... 2,973 2,937,354
Hess Midstream Operations LP, 4.25%,
02/15/30
(b)
..................... 1,086 998,959
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 .................. 520 518,093
5.75% , 02/01/29 .................. 1,517 1,464,415
8.38% , 11/01/33 .................. 2,400 2,579,376
ITT Holdings LLC, 6.50%, 08/01/29
(b)
...... 2,707 2,367,840
KazMunayGas National Co. JSC, 3.50%,
04/14/33
(b)
..................... 941 768,797
Kinder Morgan, Inc.
4.30% , 06/01/25 .................. 3,575 3,533,432
4.30% , 03/01/28 .................. 243 238,150
Kinetik Holdings LP
(b)
6.63% , 12/15/28 .................. 451 457,177
5.88% , 06/15/30 .................. 1,162 1,141,380
Leviathan Bond Ltd., 6.75%, 06/30/30
(b) (c)
... 421 377,003
Magnolia Oil & Gas Operating LLC, 6.00%,
08/01/26
(b)
..................... 268 264,867
Marathon Oil Corp., 4.40%, 07/15/27 ...... 175 171,262
Marathon Petroleum Corp., 4.70%, 05/01/25 . 346 343,602
Matador Resources Co., 6.88%, 04/15/28
(b)
.. 1,710 1,751,074
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
778 795,505
MPLX LP
4.88% , 06/01/25 .................. 203 202,059
1.75% , 03/01/26 .................. 431 403,822
4.95% , 09/01/32 .................. 185 180,488
5.00% , 03/01/33 .................. 919 899,113
Murphy Oil Corp., 5.88%, 12/01/42
(d)
...... 150 132,936
Neptune Energy Bondco plc, 6.63%, 05/15/25
(b)
1,284 1,274,460
New Fortress Energy, Inc., 6.75%, 09/15/25
(b)
. 2,648 2,616,360
NGL Energy Operating LLC, 7.50%, 02/01/26
(b)
1,629 1,658,005
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 .................. 3,307 3,358,476
8.75% , 06/15/31 .................. 1,811 1,892,779
NuStar Logistics LP, 6.38%, 10/01/30 ...... 47 47,235
Occidental Petroleum Corp., 7.50%, 05/01/31 1,264 1,407,382
ONEOK, Inc., 6.05%, 09/01/33 .......... 219 229,950
Ovintiv, Inc.
5.38% , 01/01/26 .................. 706 706,441
5.65% , 05/15/28 .................. 1,377 1,401,023
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
... 952 986,101
Permian Resources Operating LLC
(b)
5.38% , 01/15/26 .................. 1,058 1,044,165
6.88% , 04/01/27 .................. 1,826 1,814,983
8.00% , 04/15/27 .................. 1,656 1,714,006
5.88% , 07/01/29 .................. 2,173 2,125,367
9.88% , 07/15/31 .................. 1,645 1,822,183
Pioneer Natural Resources Co.
1.13% , 01/15/26 .................. 337 314,440
5.10% , 03/29/26 .................. 233 234,610
1.90% , 08/15/30 .................. 570 485,642
2.15% , 01/15/31 .................. 347 295,593

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Puma International Financing SA, 5.00%,
01/24/26
(c)
..................... USD 3,894 $ 3,679,830
Repsol International Finance BV
(a)(c)(k)
(5-Year EUR Swap Annual + 4.00%), 3.75% EUR 100 105,525
(5-Year EUR Swap Annual + 4.41%), 4.25% 1,416 1,483,460
Rockcliff Energy II LLC, 5.50%, 10/15/29
(b)
.. USD 2,818 2,623,657
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
..................... 420 401,536
Sabine Pass Liquefaction LLC
5.88% , 06/30/26 .................. 1,196 1,216,706
4.50% , 05/15/30 .................. 462 450,990
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(b)
................ 1,984 2,034,542
SM Energy Co.
6.75% , 09/15/26 .................. 234 233,684
6.63% , 01/15/27 .................. 245 243,853
6.50% , 07/15/28 .................. 1,741 1,741,000
Southwestern Energy Co., 5.38%, 02/01/29 .. 1,240 1,210,737
Spectra Energy Partners LP, 3.50%, 03/15/25 203 199,340
Sunoco LP
5.88% , 03/15/28 .................. 911 905,319
7.00% , 09/15/28
(b)
................. 977 998,625
Tallgrass Energy Partners LP
(b)
6.00% , 03/01/27 .................. 482 474,167
5.50% , 01/15/28 .................. 260 250,294
7.38% , 02/15/29 .................. 1,854 1,849,390
6.00% , 12/31/30 .................. 505 469,403
6.00% , 09/01/31 .................. 353 325,146
Talos Production, Inc.
(b)
9.00% , 02/01/29 .................. 874 885,661
9.38% , 02/01/31 .................. 730 746,446
Targa Resources Corp., 6.50%, 03/30/34 ... 421 453,931
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
..... EUR 529 609,565
Venture Global Calcasieu Pass LLC
(b)
3.88% , 08/15/29 .................. USD 2,612 2,334,509
4.13% , 08/15/31 .................. 1,692 1,496,271
3.88% , 11/01/33 .................. 1,176 995,979
Vermilion Energy, Inc., 6.88%, 05/01/30
(b)
... 551 530,320
Viper Energy, Inc., 7.38%, 11/01/31
(b)
...... 1,215 1,255,538
Vital Energy, Inc.
10.13% , 01/15/28 ................. 1,376 1,441,101
9.75% , 10/15/30 .................. 1,639 1,741,249
Western Midstream Operating LP
3.95% , 06/01/25 .................. 1,324 1,294,165
6.35% , 01/15/29 .................. 22 22,998
5.45% , 04/01/44 .................. 1,263 1,145,579
5.30% , 03/01/48 .................. 389 341,037
5.50% , 08/15/48 .................. 856 757,855
5.25% , 02/01/50
(d)
................. 1,159 1,035,828
Williams Cos., Inc. (The)
4.00% , 09/15/25 .................. 185 181,888
5.40% , 03/02/26 .................. 74 74,760
3.75% , 06/15/27 .................. 724 698,565
5.30% , 08/15/28 .................. 1,321 1,345,994
194,528,624
Paper & Forest Products — 0.0%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28
(c)
... EUR 1,100 1,099,374
Suzano Austria GmbH
2.50% , 09/15/28 .................. USD 103 89,546
Series DM3N , 3.13% , 01/15/32 ........ 2,210 1,806,675
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
..................... EUR 645 699,686
3,695,281
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.2%
Air Canada, 3.88%, 08/15/26
(b)
.......... USD 1,462 $ 1,390,477
Air France-KLM
(c)
1.88% , 01/16/25 .................. EUR 500 527,517
8.13% , 05/31/28 .................. 400 488,464
American Airlines, Inc.
(b)
5.75% , 04/20/29 .................. USD 2,332 2,290,494
8.50% , 05/15/29 .................. 2,013 2,133,806
Avianca Midco 2 plc, 9.00%, 12/01/28
(b)
.... 2,192 1,956,720
Azul Secured Finance LLP, 11.93%, 08/28/28
(b)
1,128 1,142,805
Deutsche Lufthansa AG
(c)
2.88% , 05/16/27 .................. EUR 200 208,342
3.50% , 07/14/29 .................. 800 835,251
International Consolidated Airlines Group SA,
3.75%, 03/25/29
(c)
................ 600 626,982
United Airlines Pass-Through Trust
Series 2020-1 , Class B , 4.88% , 01/15/26 . USD 217 211,798
Series 2020-1 , Class A , 5.88% , 10/15/27 . —
(p)
1
United Airlines, Inc., 4.63%, 04/15/29
(b)
..... 2,908 2,689,995
VistaJet Malta Finance plc
(b)
7.88% , 05/01/27 .................. 273 228,018
6.38% , 02/01/30 .................. 2,393 1,732,053
16,462,723
Personal Care Products — 0.0%
Coty, Inc.
3.88% , 04/15/26
(c)
................. EUR 454 486,320
4.75% , 01/15/29
(b)
................. USD 141 134,401
6.63% , 07/15/30
(b)
................. 1,331 1,355,717
1,976,438
Pharmaceuticals — 0.4%
1375209 BC Ltd., 9.00%, 01/30/28
(b)
...... 1,163 1,128,110
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 3.75%),
4.50% , 03/25/82 ................ EUR 2,000 2,042,350
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 .......... 700 764,055
(5-Year EUR Swap Annual + 3.90%),
7.00% , 09/25/83 ................ 900 992,083
Bayer US Finance II LLC, 4.25%, 12/15/25
(b)
. USD 2,616 2,555,807
Bayer US Finance LLC
(b)
6.13% , 11/21/26 .................. 4,932 5,006,294
6.50% , 11/21/33 .................. 2,001 2,038,917
Bristol-Myers Squibb Co., 5.90%, 11/15/33 .. 370 399,583
Catalent Pharma Solutions, Inc.
5.00% , 07/15/27
(b)
................. 2,185 2,102,217
2.38% , 03/01/28
(c)
................. EUR 1,715 1,644,893
3.13% , 02/15/29
(b)
................. USD 1,062 933,769
3.50% , 04/01/30
(b)
................. 1,434 1,260,213
Cheplapharm Arzneimittel GmbH
4.38% , 01/15/28
(c)
................. EUR 692 722,650
5.50% , 01/15/28
(b)
................. USD 1,550 1,484,357
7.50% , 05/15/30
(c)
................. EUR 1,248 1,418,199
Gruenenthal GmbH
(c)
4.13% , 05/15/28 .................. 120 127,634
6.75% , 05/15/30 .................. 1,612 1,853,147
Jazz Securities DAC, 4.38%, 01/15/29
(b)
.... USD 1,600 1,475,813
Organon & Co.
2.88% , 04/30/28
(c)
................. EUR 982 986,642
4.13% , 04/30/28
(b)
................. USD 1,919 1,755,788
5.13% , 04/30/31
(b)
................. 1,000 859,127
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/30 .................. 1,557 1,561,788
4.75% , 05/19/33 .................. 1,386 1,384,282
Rossini SARL, 6.75%, 10/30/25
(c)
........ EUR 1,312 1,416,852

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Takeda Pharmaceutical Co. Ltd., 5.00%,
11/26/28 ...................... USD 437 $ 443,197
Teva Pharmaceutical Finance Netherlands II BV
3.75% , 05/09/27 .................. EUR 440 458,533
7.38% , 09/15/29 .................. 2,901 3,392,848
4.38% , 05/09/30 .................. 377 381,874
7.88% , 09/15/31 .................. 524 637,996
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. USD 3,381 3,144,330
4.75% , 05/09/27 .................. 736 706,582
6.75% , 03/01/28 .................. 200 204,250
7.88% , 09/15/29 .................. 1,386 1,489,950
8.13% , 09/15/31 .................. 814 891,330
47,665,460
Professional Services — 0.1%
AMN Healthcare, Inc., 4.00%, 04/15/29
(b)
... 696 631,662
CoreLogic, Inc., 4.50%, 05/01/28
(b)
....... 4,447 3,940,798
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(b)
..................... 3,052 2,837,258
KBR, Inc., 4.75%, 09/30/28
(b)
........... 127 117,123
Korn Ferry, 4.63%, 12/15/27
(b)
.......... 1,665 1,592,273
La Financiere Atalian SASU
(c)
5.13% , 05/15/25 .................. EUR 1,632 1,322,777
6.63% , 05/15/25 .................. GBP 150 141,811
Science Applications International Corp.,
4.88%, 04/01/28
(b)
................ USD 1,231 1,161,842
11,745,544
Real Estate Management & Development — 0.2%
ADLER Financing SARL, 12.50%, (12.50%
Cash or 12.50% PIK), 06/30/25
(c) (j)
...... EUR 925 1,018,501
ADLER Group SA, 21.00%, (21.00% Cash or
21.00% PIK), 07/31/25
(c) (j)
........... 900 872,854
Agps Bondco plc
(c)(e)(l)
6.00% , 08/05/25 .................. 600 258,558
5.50% , 11/13/26 .................. 1,000 424,577
5.00% , 01/14/29 .................. 2,400 1,013,610
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... USD 2,332 2,107,545
7.00% , 04/15/30
(b)
................. 484 437,431
Aroundtown SA
(c)
(5-Year GBP Swap + 4.38%), 4.75%
(a) (k)
.. GBP 329 216,810
(5-Year EUR Swap Annual + 3.98%),
3.38%
(a) (k)
..................... EUR 1,100 600,566
0.00% , 07/16/26 .................. 400 369,016
0.38% , 04/15/27 .................. 700 616,636
ATF Netherlands BV, (5-Year EUR Swap Annual
+ 4.38%), 7.08%
(a) (c) (k)
.............. 2,000 1,210,384
BRANICKS Group AG, 2.25%, 09/22/26
(c)
... 900 286,926
Cushman & Wakefield US Borrower LLC
(b)
6.75% , 05/15/28 .................. USD 2,109 2,080,149
8.88% , 09/01/31 .................. 767 800,610
DEMIRE Deutsche Mittelstand Real Estate AG,
1.88%, 10/15/24
(c)
................ EUR 1,600 1,167,452
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
15.00% , 12/18/21 ................. USD 1,735 39,037
11.75% , 04/17/22 ................. 2,039 45,878
7.95% , 07/05/22 .................. 1,650 37,125
12.25% , 10/18/22 ................. 3,269 73,552
10.88% , 01/09/23 ................. 1,345 30,263
11.88% , 06/01/23 ................. 1,500 33,750
9.25% , 07/28/23 .................. 3,540 79,650
9.88% , 10/19/23 .................. 2,640 59,400
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Fastighets AB Balder
(c)
1.88% , 03/14/25 .................. EUR 373 $ 388,985
1.13% , 01/29/27 .................. 444 418,673
(5-Year EUR Swap Annual + 3.19%),
2.87% , 06/02/81
(a)
............... 397 360,220
Heimstaden Bostad AB
(c)
(5-Year EUR Swap Annual + 3.91%),
3.38%
(a) (k)
..................... 400 245,753
1.13% , 01/21/26 .................. 220 211,606
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a) (k)
..................... 1,725 931,947
Heimstaden Bostad Treasury BV
(c)
0.63% , 07/24/25 .................. 216 212,399
1.38% , 03/03/27 .................. 203 184,747
1.00% , 04/13/28 .................. 422 352,866
Howard Hughes Corp. (The)
(b)
5.38% , 08/01/28 .................. USD 523 501,041
4.13% , 02/01/29 .................. 1,028 927,099
4.38% , 02/01/31 .................. 270 233,713
JGC Ventures Pte. Ltd.
(c)(j)
3.00% , ( 3.00 % Cash or 3.00 % PIK),
06/30/25 ..................... 142 47,042
3.00% , ( 3.00 % Cash or 3.00 % PIK),
06/30/25
(e) (l)
................... 1,502 521,300
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.54%), 6.38%
(a) (c) (k)
........ 2,169 2,135,109
Modernland Overseas Pte. Ltd.
(c)
5.00% , ( 5.00 % Cash or 3.00 % PIK),
04/30/27
(e) (j) (l)
................... 1,450 421,770
Series 2 , 5.00% , 04/30/27 ........... 83 11,810
SBB Treasury OYJ
(c)
0.75% , 12/14/28 .................. EUR 2,263 1,537,686
1.13% , 11/26/29 .................. 560 379,758
Sunac China Holdings Ltd.
(c)(j)
5.00% , ( 5.00 % Cash or 6.00 % PIK),
09/30/25 ..................... USD 128 13,316
5.25% , ( 5.25 % Cash or 6.25 % PIK),
09/30/26 ..................... 128 11,930
5.50% , ( 5.50 % Cash or 6.50 % PIK),
09/30/27 ..................... 255 20,129
5.75% , ( 5.75 % Cash or 6.75 % PIK),
09/30/28 ..................... 383 24,983
6.00% , ( 6.00 % Cash or 7.00 % PIK),
09/30/29 ..................... 383 20,633
6.25% , ( 6.25 % Cash or 7.25 % PIK),
09/30/30 ..................... 180 8,098
1.00% , ( 1.00 % Cash or 2.00 % PIK),
09/30/32
(m)
.................... 158 7,345
24,010,238
Residential REITs — 0.0%
AvalonBay Communities, Inc., 5.00%, 02/15/33 928 938,243
Camden Property Trust
3.15% , 07/01/29 .................. 25 23,155
2.80% , 05/15/30 .................. 620 554,188
Invitation Homes Operating Partnership LP,
5.50%, 08/15/33 ................. 38 38,273
Mid-America Apartments LP, 3.60%, 06/01/27 345 333,656
UDR, Inc.
3.00% , 08/15/31 .................. 98 85,393
2.10% , 08/01/32 .................. 190 149,237
2,122,145

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... USD 1,671 $ 1,479,453
Kimco Realty OP LLC
4.60% , 02/01/33 .................. 244 234,827
6.40% , 03/01/34 .................. 1,151 1,245,283
Realty Income Corp.
4.70% , 12/15/28 .................. 221 220,469
4.85% , 03/15/30 .................. 231 230,942
3.25% , 01/15/31 .................. 520 468,682
5.63% , 10/13/32 .................. 40 41,514
5.13% , 02/15/34 .................. 790 784,385
Regency Centers LP
3.70% , 06/15/30 .................. 1,930 1,794,595
5.25% , 01/15/34 .................. 570 570,449
7,070,599
Semiconductors & Semiconductor Equipment — 0.2%
ams-OSRAM AG
(c)
0.00% , 03/05/25
(m) (o)
............... EUR 1,000 1,009,220
2.13% , 11/03/27
(m)
................. 900 761,083
10.50% , 03/30/29 ................. 962 1,122,804
Analog Devices, Inc., 1.70%, 10/01/28 ..... USD 72 63,858
Broadcom, Inc.
4.00% , 04/15/29
(b)
................. 1,448 1,393,812
4.15% , 11/15/30 .................. 262 249,900
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 9,837 9,403,328
Intel Corp., 4.88%, 02/10/28 ........... 167 169,254
KLA Corp., 4.10%, 03/15/29 ........... 2,256 2,232,467
Lam Research Corp., 4.00%, 03/15/29 ..... 90 88,193
NVIDIA Corp.
1.55% , 06/15/28 .................. 289 259,010
2.00% , 06/15/31 .................. 119 101,529
NXP BV, 2.50%, 05/11/31 ............. 633 530,505
QUALCOMM, Inc., 3.25%, 05/20/27 ...... 1,168 1,127,873
SK Hynix, Inc., 6.50%, 01/17/33
(b)
........ 1,146 1,220,444
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 1,764 1,564,205
TSMC Global Ltd., 1.25%, 04/23/26
(b)
...... 1,161 1,075,782
22,373,267
Software — 0.9%
Alteryx, Inc., 8.75%, 03/15/28
(b)
......... 1,018 1,090,095
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
. 10,630 9,495,387
Autodesk, Inc.
3.50% , 06/15/27 .................. 995 963,288
2.40% , 12/15/31 .................. 1,155 977,730
Boxer Parent Co., Inc.
6.50% , 10/02/25
(c)
................. EUR 2,080 2,247,856
9.13% , 03/01/26
(b)
................. USD 4,497 4,497,000
Camelot Finance SA, 4.50%, 11/01/26
(b)
.... 3,293 3,175,022
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 1,840 1,909,391
Cedacri Mergeco SpA, (3-mo. EURIBOR at
4.63% Floor + 4.63%), 8.63%, 05/15/28
(a) (c)
. EUR 865 921,765
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... USD 2,457 2,503,386
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 3,987 3,674,065
4.88% , 07/01/29 .................. 4,446 4,150,524
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 .................. 17,692 16,519,610
9.00% , 09/30/29 .................. 7,805 7,387,094
Consensus Cloud Solutions, Inc.
(b)
6.00% , 10/15/26 .................. 937 887,625
6.50% , 10/15/28 .................. 623 559,545
Crowdstrike Holdings, Inc., 3.00%, 02/15/29 . 300 268,120
Elastic NV, 4.13%, 07/15/29
(b)
.......... 2,711 2,459,666
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 2,076 1,933,287
Security
Par (000)
Par (000) Value
Software (continued)
Helios Software Holdings, Inc., 4.63%,
05/01/28
(b)
..................... USD 648 $ 589,832
McAfee Corp., 7.38%, 02/15/30
(b)
........ 4,024 3,646,599
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 2,668 2,545,405
Oracle Corp.
6.15% , 11/09/29 .................. 2,702 2,883,525
2.88% , 03/25/31 .................. 27 23,758
3.90% , 05/15/35 .................. 883 782,566
Roper Technologies, Inc.
3.80% , 12/15/26 .................. 517 505,574
4.20% , 09/15/28 .................. 76 74,378
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 3,556 3,490,705
UKG, Inc., 6.88%, 02/01/31
(b)
........... 12,593 12,734,671
Veritas US, Inc., 7.50%, 09/01/25
(b)
....... 800 683,634
VMware LLC
4.50% , 05/15/25 .................. 207 205,409
4.65% , 05/15/27 .................. 644 638,310
2.20% , 08/15/31 .................. 1,438 1,187,525
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
3,525 3,132,001
98,744,348
Specialized REITs — 0.1%
American Tower Corp.
1.30% , 09/15/25 .................. 212 199,689
4.40% , 02/15/26 .................. 2,150 2,127,365
5.80% , 11/15/28 .................. 565 585,840
2.30% , 09/15/31 .................. 83 68,661
Crown Castle, Inc.
4.80% , 09/01/28 .................. 41 40,498
2.50% , 07/15/31 .................. 79 65,835
5.10% , 05/01/33 .................. 26 25,681
Equinix, Inc.
1.25% , 07/15/25 .................. 1,338 1,265,692
1.00% , 09/15/25 .................. 1,245 1,166,528
2.15% , 07/15/30 .................. 159 134,300
2.50% , 05/15/31 .................. 95 80,692
Extra Space Storage LP, 5.40%, 02/01/34 ... 1,595 1,594,662
Iron Mountain, Inc.
(b)
7.00% , 02/15/29 .................. 1,311 1,344,352
5.63% , 07/15/32 .................. 635 596,338
SBA Communications Corp.
3.88% , 02/15/27 .................. 1,160 1,107,012
3.13% , 02/01/29 .................. 2,085 1,858,221
12,261,366
Specialty Retail — 0.3%
Arko Corp., 5.13%, 11/15/29
(b)
.......... 805 709,455
Asbury Automotive Group, Inc.
4.50% , 03/01/28 .................. 320 300,849
4.75% , 03/01/30 .................. 231 213,748
5.00% , 02/15/32
(b)
................. 517 467,266
Constellation Automotive Financing plc, 4.88%,
07/15/27
(c)
..................... GBP 714 756,351
eG Global Finance plc, 12.00%, 11/30/28
(b)
.. USD 1,782 1,883,538
Goldstory SAS
(c)
5.38% , 03/01/26 .................. EUR 761 830,636
6.75% , 02/01/30 .................. 755 815,929
(3-mo. EURIBOR + 4.00%), 7.88% ,
02/01/30
(a)
.................... 496 536,027
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... USD 989 916,121
Home Depot, Inc. (The), 1.88%, 09/15/31 ... 648 536,514
Ken Garff Automotive LLC, 4.88%, 09/15/28
(b)
711 664,835
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(b)
..................... 1,973 1,778,065
Lowe's Cos., Inc.
3.65% , 04/05/29 .................. 2,182 2,095,815

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
5.00% , 04/15/33 .................. USD 1,343 $ 1,361,019
5.15% , 07/01/33 .................. 30 30,649
Murphy Oil USA, Inc., 4.75%, 09/15/29 ..... 1,353 1,281,562
Penske Automotive Group, Inc., 3.50%,
09/01/25 ...................... 987 960,322
PetSmart, Inc., 7.75%, 02/15/29
(b)
........ 3,682 3,559,324
Specialty Building Products Holdings LLC,
6.38%, 09/30/26
(b)
................ 873 858,176
SRS Distribution, Inc.
(b)
4.63% , 07/01/28 .................. 2,994 2,792,833
6.13% , 07/01/29 .................. 2,677 2,533,299
6.00% , 12/01/29 .................. 2,225 2,080,375
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
... 6,687 6,545,369
White Cap Parent LLC, 8.25%, (8.25% Cash or
9.00% PIK), 03/15/26
(b) (j)
............ 1,766 1,763,916
36,271,993
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC
6.02% , 06/15/26 .................. 446 455,665
6.10% , 07/15/27 .................. 514 534,366
3.45% , 12/15/51 .................. 69 49,500
Seagate HDD Cayman
(b)
8.25% , 12/15/29 .................. 2,535 2,729,386
8.50% , 07/15/31 .................. 1,825 1,982,614
5,751,531
Textiles, Apparel & Luxury Goods — 0.0%
Crocs, Inc.
(b)
4.25% , 03/15/29 .................. 1,677 1,517,685
4.13% , 08/15/31 .................. 40 34,095
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(c) (e) (l) (m)
............. EUR 1,300 632,210
Hanesbrands, Inc., 4.88%, 05/15/26
(b)
..... USD 750 723,317
Kontoor Brands, Inc., 4.13%, 11/15/29
(b)
.... 747 678,059
3,585,366
Tobacco — 0.1%
Altria Group, Inc.
4.40% , 02/14/26 .................. 466 461,535
6.20% , 11/01/28 .................. 586 618,151
BAT Capital Corp.
4.70% , 04/02/27 .................. 2,045 2,029,559
3.46% , 09/06/29 .................. 124 113,833
6.42% , 08/02/33 .................. 634 664,986
BAT International Finance plc, 5.93%, 02/02/29 1,212 1,258,196
Philip Morris International, Inc., 5.50%,
09/07/30 ...................... 825 854,953
6,001,213
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.88% , 01/15/26 .................. 1,449 1,383,187
1.88% , 08/15/26 .................. 98 90,193
3.63% , 04/01/27 .................. 441 418,672
Aircastle Ltd., 6.50%, 07/18/28
(b)
......... 697 713,972
Aviation Capital Group LLC
(b)
1.95% , 09/20/26 .................. 1,471 1,343,186
3.50% , 11/01/27 .................. 26 24,219
6.75% , 10/25/28 .................. 2,173 2,281,578
Beacon Roofing Supply, Inc.
(b)
4.13% , 05/15/29 .................. 1,313 1,188,340
6.50% , 08/01/30 .................. 1,568 1,590,970
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50% , 05/01/28 .................. 2,560 2,480,592
7.88% , 12/01/30 .................. 3,161 3,334,182
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
Foundation Building Materials, Inc., 6.00%,
03/01/29
(b)
..................... USD 548 $ 481,555
H&E Equipment Services, Inc., 3.88%,
12/15/28
(b)
..................... 326 296,006
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
..... 2,574 2,527,487
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... 2,102 1,957,276
United Rentals North America, Inc., 6.00%,
12/15/29
(b)
..................... 6,819 6,912,560
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
. 2,478 2,545,404
29,569,379
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV
(a)(c)(k)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 1,600 1,668,601
(5-Year EUR Swap Annual + 3.69%), 3.25% 600 625,725
(5-Year EUR Swap Annual + 3.27%), 2.63% 500 500,554
Stena International SA, 7.25%, 01/15/31
(b)
... USD 1,625 1,625,991
4,420,871
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV
3.63% , 04/22/29 .................. 739 696,508
2.88% , 05/07/30 .................. 452 403,012
Connect Finco SARL, 6.75%, 10/01/26
(b)
.... 4,597 4,492,798
Kenbourne Invest SA, 4.70%, 01/22/28
(c)
... 787 444,655
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
............... 882 902,121
Millicom International Cellular SA
(b)
5.13% , 01/15/28 .................. 940 872,654
4.50% , 04/27/31 .................. 1,527 1,273,136
Rogers Communications, Inc., 3.80%, 03/15/32 3,753 3,413,686
SoftBank Group Corp.
(c)
2.13% , 07/06/24 .................. EUR 1,170 1,245,453
4.50% , 04/20/25 .................. 553 595,368
4.75% , 07/30/25 .................. 1,083 1,173,324
3.13% , 09/19/25 .................. 1,130 1,187,979
5.00% , 04/15/28 .................. 247 267,145
3.38% , 07/06/29 .................. 100 98,773
4.00% , 09/19/29 .................. 1,549 1,565,194
3.88% , 07/06/32 .................. 1,645 1,557,932
Telefonica Europe BV
(a)(c)(k)
(8-Year EUR Swap Annual + 2.97%), 3.88% 1,600 1,688,762
(6-Year EUR Swap Annual + 4.32%), 7.13% 900 1,054,098
(7-Year EUR Swap Annual + 3.35%), 6.14% 3,300 3,673,642
(8-Year EUR Swap Annual + 3.62%), 6.75% 300 349,380
T-Mobile USA, Inc.
2.25% , 02/15/26 .................. USD 1,751 1,660,105
4.80% , 07/15/28 .................. 2,192 2,198,166
2.40% , 03/15/29 .................. 58 51,864
3.88% , 04/15/30 .................. 70 66,199
2.55% , 02/15/31 .................. 199 170,619
2.25% , 11/15/31 .................. 867 718,252
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
................. GBP 1,259 1,416,097
4.25% , 01/31/31
(b)
................. USD 493 431,201
4.50% , 07/15/31
(c)
................. GBP 2,770 3,015,030
4.75% , 07/15/31
(b)
................. USD 788 706,214
Vodafone Group plc
4.13% , 05/30/25 .................. 49 48,453
4.38% , 05/30/28 .................. 55 54,926
7.88% , 02/15/30 .................. 99 113,972
6.25% , 11/30/32 .................. 67 72,999
(5-Year EUR Swap Annual + 3.43%),
4.20% , 10/03/78
(a) (c)
.............. EUR 439 463,160
(5-Year GBP Swap + 3.27%), 4.88% ,
10/03/78
(a) (c)
................... GBP 2,384 2,943,325

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
(5-Year EUR Swap Annual + 3.00%),
2.63% , 08/27/80
(a) (c)
.............. EUR 785 $ 808,053
(5-Year EUR Swap Annual + 3.49%),
6.50% , 08/30/84
(a) (c)
.............. 1,614 1,863,068
WP/AP Telecom Holdings III BV, 5.50%,
01/15/30
(c)
..................... 759 747,454
44,504,777
Total Corporate Bonds — 24 .4%
(Cost: $ 2,833,665,856 ) ............................ 2,773,308,654
Equity-Linked Notes
Aerospace & Defense — 0.1%
(b)(c)
Barclays Bank plc ( L3Harris Technologies, Inc. ) ,
13.52% , 03/18/24 ................. USD 36 7,488,902
SGA Societe Generale Acceptance NV ( RTX
Corp. ) , 14.04% , 02/20/24 ............ 78 6,956,392
14,445,294
Automobile Components — 0.0%
(b)(c)
Citigroup, Inc. ( Aptiv plc ) , 22.81% , 03/25/24 .. 19 1,549,145
Mizuho Markets Cayman LP ( Lear Corp. ) ,
26.22% , 02/08/24 ................. 19 2,456,204
4,005,349
Automobiles — 0.1%
(b)(c)
Nomura Holdings, Inc. ( General Motors Co. ) ,
23.14% , 03/20/24 ................. 103 3,744,413
Royal Bank of Canada ( General Motors Co. ) ,
17.95% , 03/21/24 ................. 180 6,952,306
10,696,719
Banks — 0.8%
Barclays Bank plc ( Banco Bilbao Vizcaya
Argentaria SA ) , 12.05% , 03/22/24 ...... EUR 725 6,828,981
Barclays Bank plc ( Citizens Financial Group,
Inc. ) , 20.33% , 02/23/24
(b) (c)
........... USD 48 1,594,209
Barclays Bank plc ( Swedbank AB ) ,
10.28% , 03/22/24
(b) (c)
............... SEK 222 3,903,213
BMO Capital Markets Corp. ( Citigroup, Inc. ) ,
17.08% , 02/05/24
(b) (c)
............... USD 147 7,364,284
Citigroup, Inc. ( M&T Bank Corp. ) ,
22.49% , 03/11/24
(b) (c)
............... 13 1,753,031
Citigroup, Inc. ( Wells Fargo & Co. ) ,
19.97% , 02/23/24
(b) (c)
............... 158 7,896,233
HSBC Bank plc (Banco Santander SA)
18.60% , 02/01/24
(b) (c)
............... EUR 65 6,037,371
12.05% , 04/11/24
(b) (c)
............... 63 6,304,366
Mizuho Markets Cayman LP ( Comerica, Inc. ) ,
21.57% , 03/13/24
(b) (c)
............... USD 22 1,145,207
Nomura Holdings, Inc. ( Citigroup, Inc. ) ,
17.35% , 03/12/24
(b) (c)
............... 76 4,158,513
Nomura Holdings, Inc. ( JPMorgan Chase &
Co. ) , 7.45% , 03/12/24
(b) (c)
............ 67 11,579,859
Royal Bank of Canada ( Bank of America Corp. ) ,
16.59% , 03/12/24
(b) (c)
............... 243 8,144,433
Royal Bank of Canada ( First Citizens
BancShares, Inc. ) , 22.17% , 02/05/24
(b) (c)
.. 4 5,193,779
Royal Bank of Canada ( First Horizon Corp. ) ,
17.96% , 03/11/24
(b) (c)
............... 124 1,747,122
Royal Bank of Canada ( Huntington Bancshares,
Inc. ) , 14.99% , 03/13/24
(b) (c)
........... 91 1,151,223
Royal Bank of Canada ( Wells Fargo & Co. ) ,
14.19% , 03/12/24
(b) (c)
............... 168 8,237,164
Security
Par (000)
Par (000) Value
Banks (continued)
Toronto-Dominion Bank (The) ( PNC
Financial Services Group, Inc. (The) ) ,
16.70% , 03/07/24
(b) (c)
............... USD 11 $ 1,731,428
84,770,416
Beverages — 0.4%
Barclays Bank plc ( Anheuser-Busch InBev SA ) ,
6.53% , 02/29/24
(b) (c)
................ EUR 193 12,027,573
Barclays Bank plc ( Molson Coors Beverage
Co. ) , 11.56% , 02/21/24
(b) (c)
............ USD 116 6,915,814
BNP Paribas SA ( Monster Beverage Corp. ) ,
10.11% , 02/28/24
(b) (c)
............... 79 4,344,447
HSBC Bank plc ( Diageo plc ) , 14.10% , 03/22/24 GBP 252 9,323,708
SGA Societe Generale Acceptance NV ( Coca-
Cola Co. (The) ) , 5.54% , 02/14/24
(b) (c)
..... USD 251 14,850,183
SGA Societe Generale Acceptance NV ( Keurig
Dr Pepper, Inc. ) , 13.85% , 02/20/24
(b) (c)
.... 41 1,287,601
48,749,326
Broadline Retail — 0.4%
(b)(c)
BNP Paribas SA ( Etsy, Inc. ) , 23.16% , 02/22/24 44 2,842,482
BNP Paribas SA ( Macy's, Inc. ) ,
31.69% , 03/01/24 ................. 119 2,190,620
BNP Paribas SA ( MercadoLibre, Inc. ) ,
22.13% , 02/22/24 ................. 3 4,634,791
Citigroup, Inc. ( Amazon.com, Inc. ) ,
18.18% , 02/02/24 ................. 216 29,294,760
HSBC Bank plc ( Alibaba Group Holding Ltd. ) ,
27.53% , 03/18/24 ................. 23 1,669,900
40,632,553
Building Products — 0.1%
(b)(c)
Barclays Bank plc ( Cie de Saint-Gobain SA ) ,
14.48% , 02/29/24 ................. EUR 57 3,990,685
Royal Bank of Canada ( Johnson Controls
International plc ) , 13.87% , 03/21/24 ..... USD 52 2,781,762
SGA Societe Generale Acceptance NV
( Allegion plc ) , 20.09% , 03/20/24 ........ 17 2,053,280
8,825,727
Capital Markets — 0.4%
(b)(c)
Barclays Bank plc ( Ameriprise Financial, Inc. ) ,
10.47% , 03/25/24 ................. 9 3,402,433
Barclays Bank plc ( Intercontinental Exchange,
Inc. ) , 9.54% , 02/02/24 .............. 42 4,643,228
Barclays Bank plc ( LPL Financial Holdings,
Inc. ) , 18.38% , 02/02/24 .............. 10 2,323,266
BMO Capital Markets Corp. ( Raymond James
Financial, Inc. ) , 20.20% , 02/23/24 ....... 30 3,355,813
JPMorgan Structured Products BV ( Carlyle
Group, Inc. (The) ) , 24.55% , 03/25/24 .... 79 3,190,944
Mizuho Markets Cayman LP ( Charles Schwab
Corp. (The) ) , 22.75% , 02/08/24 ........ 95 5,887,419
Nomura Holdings, Inc. ( Goldman Sachs Group,
Inc. (The) ) , 16.09% , 03/14/24 ......... 5 1,840,958
Royal Bank of Canada ( State Street Corp. ) ,
12.27% , 03/13/24 ................. 22 1,665,731
SGA Societe Generale Acceptance NV ( Cboe
Global Markets, Inc. ) , 7.61% , 02/02/24 ... 39 7,076,573
Societe Generale ( Nasdaq, Inc. ) ,
10.96% , 03/25/24 ................. 20 1,143,311
Toronto-Dominion Bank (The) ( Goldman Sachs
Group, Inc. (The) ) , 14.90% , 03/07/24 .... 9 3,443,992
Toronto-Dominion Bank (The) ( Morgan
Stanley ) , 17.91% , 03/07/24 ........... 40 3,482,891
UBS AG ( CME Group, Inc. ) , 19.90% , 02/08/24 16 3,287,000
44,743,559

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 0.1%
(b)(c)
Citigroup, Inc. ( LyondellBasell Industries NV ) ,
17.16% , 02/02/24 ................. USD 24 $ 2,297,160
JPMorgan Structured Products BV
( International Flavors & Fragrances, Inc. ) ,
14.64% , 03/14/24 ................. 43 3,454,557
Nomura Holdings, Inc. ( Dow, Inc. ) ,
11.89% , 04/26/24 ................. 63 3,384,426
Royal Bank of Canada ( Ecolab, Inc. ) ,
12.38% , 02/14/24 ................. 27 4,694,224
Royal Bank of Canada ( PPG Industries, Inc. ) ,
11.11% , 03/13/24 .................. 16 2,247,225
16,077,592
Commercial Services & Supplies — 0.0%
Barclays Bank plc ( Republic Services, Inc. ) ,
9.61% , 02/15/24
(b) (c)
................ 26 4,024,812
Communications Equipment — 0.1%
(b)(c)
Citigroup, Inc. ( Arista Networks, Inc. ) ,
19.45% , 02/13/24 ................. 28 5,941,043
Mizuho Markets Cayman LP ( Cisco Systems,
Inc. ) , 18.12% , 02/08/24 .............. 90 4,378,380
Royal Bank of Canada ( Ciena Corp. ) ,
16.50% , 02/09/24 ................. 97 4,747,787
15,067,210
Construction & Engineering — 0.1%
(b)(c)
Citigroup, Inc. ( Vinci SA ) , 19.25% , 02/09/24 .. 34 4,495,926
Nomura Holdings, Inc. ( Vinci SA ) ,
28.73% , 02/15/24 ................. 46 5,989,297
10,485,223
Construction Materials — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Martin
Marietta Materials, Inc. ) , 14.12% , 02/15/24 11 5,229,093
Nomura Holdings, Inc. ( Vulcan Materials Co. ) ,
9.92% , 02/16/24 .................. 20 4,601,459
9,830,552
Consumer Finance — 0.0%
JPMorgan Structured Products BV ( Synchrony
Financial ) , 21.87% , 03/14/24
(b) (c)
........ 45 1,737,108
Consumer Staples Distribution & Retail — 0.2%
(b)(c)
Barclays Bank plc ( Tesco plc ) , 8.02% , 03/13/24 GBP 1,041 3,807,929
Royal Bank of Canada ( Kroger Co. (The) ) ,
10.23% , 02/29/24 ................. USD 76 3,489,023
Royal Bank of Canada ( Sysco Corp. ) ,
6.51% , 03/21/24 .................. 72 5,771,985
SGA Societe Generale Acceptance NV ( Target
Corp. ) , 16.37% , 02/28/24 ............ 95 13,273,806
26,342,743
Containers & Packaging — 0.1%
(b)(c)
Barclays Bank plc ( Sealed Air Corp. ) ,
19.86% , 02/23/24 ................. 136 4,728,095
JPMorgan Structured Products BV ( Sealed Air
Corp. ) , 22.81% , 04/25/24 ............ 37 1,294,967
6,023,062
Distributors — 0.0%
BNP Paribas SA ( Genuine Parts Co. ) ,
12.26% , 02/23/24
(b) (c)
............... 29 3,983,615
Diversified Telecommunication Services — 0.3%
(b)(c)
Barclays Bank plc ( Verizon Communications,
Inc. ) , 19.53% , 02/23/24 .............. 178 6,952,015
Citigroup, Inc. ( TELUS Corp. ) ,
12.08% , 03/15/24 ................. 512 8,751,333
Mizuho Markets Cayman LP ( TELUS Corp. ) ,
17.01% , 03/07/24 ................. 171 2,967,641
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Nomura Holdings, Inc. ( Verizon
Communications, Inc. ) , 8.65% , 03/14/24 .. USD 272 $ 11,487,211
30,158,200
Electric Utilities — 0.2%
BMO Capital Markets Corp. ( Exelon Corp. ) ,
20.14% , 03/07/24
(b) (c)
............... 78 2,740,942
JPMorgan Structured Products BV ( NextEra
Energy, Inc. ) , 23.49% , 03/18/24
(b) (c)
...... 16 922,771
JPMorgan Structured Products BV ( PG&E
Corp. ) , 10.14% , 03/18/24
(b) (c)
.......... 141 2,365,995
Mizuho Markets Cayman LP (American Electric
Power Co., Inc.)
18.32% , 02/08/24
(b) (c)
............... 44 3,447,547
15.12% , 02/23/24
(b) (c)
............... 56 4,355,503
Nomura Holdings, Inc. ( NextEra Energy, Inc. ) ,
11.41% , 04/26/24
(b) (c)
............... 178 10,418,268
24,251,026
Electrical Equipment — 0.1%
(b)(c)
Barclays Bank plc ( Eaton Corp. plc ) ,
13.16% , 02/08/24 ................. 27 5,811,856
SGA Societe Generale Acceptance NV
( Schneider Electric SE ) , 19.21% , 02/05/24 . 98 3,025,894
8,837,750
Electronic Equipment, Instruments & Components — 0.1%
(b)(c)
Barclays Bank plc ( Amphenol Corp. ) ,
9.28% , 03/15/24 .................. 83 8,419,017
BMO Capital Markets Corp. ( Zebra
Technologies Corp. ) , 23.51% , 03/14/24 ... 9 2,216,656
10,635,673
Energy Equipment & Services — 0.1%
(b)(c)
Citigroup, Inc. ( Schlumberger NV ) ,
19.16% , 03/13/24 ................. 91 4,475,434
Nomura Holdings, Inc. ( Halliburton Co. ) ,
19.28% , 03/14/24 ................. 130 4,615,730
9,091,164
Entertainment — 0.2%
(b)(c)
Barclays Bank plc ( Walt Disney Co. (The) ) ,
15.08% , 02/07/24 ................. 69 6,448,743
HSBC Bank plc ( Netflix, Inc. ) , 17.25% , 03/15/24 15 8,600,881
Mizuho Markets Cayman LP ( Live Nation
Entertainment, Inc. ) , 16.53% , 02/23/24 ... 39 3,406,767
18,456,391
Financial Services — 0.5%
(b)(c)
Barclays Bank plc ( Fidelity National Information
Services, Inc. ) , 18.76% , 02/13/24 ....... 65 4,017,266
Barclays Bank plc ( Mastercard, Inc. ) ,
6.61% , 03/25/24 .................. 38 17,029,775
Barclays Bank plc ( Visa, Inc. ) ,
10.73% , 03/18/24 ................. 13 3,498,796
BNP Paribas SA ( Block, Inc. ) , 22.98% , 02/23/24 68 3,682,693
BNP Paribas SA ( Fiserv, Inc. ) , 5.67% , 02/07/24 122 16,532,520
Citigroup, Inc. ( Equitable Holdings, Inc. ) ,
19.60% , 03/25/24 ................. 109 3,568,799
JPMorgan Structured Products BV ( Rocket
Cos., Inc. ) , 17.14% , 02/29/24 .......... GBP 12 854,684
SGA Societe Generale Acceptance NV ( Fidelity
National Information Services, Inc. ) ,
21.60% , 02/20/24 ................. USD 88 5,386,792
54,571,325

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products — 0.3%
(b)(c)
Barclays Bank plc ( Bunge Global SA ) ,
15.12% , 02/08/24 ................. USD 29 $ 2,543,774
Barclays Bank plc ( Kraft Heinz Co. (The) ) ,
17.29% , 03/18/24 ................. 205 7,601,751
JPMorgan Structured Products BV ( Kraft Heinz
Co. (The) ) , 12.17% , 02/15/24 .......... 153 5,250,033
Royal Bank of Canada ( PPB Group Bhd ) ,
5.31% , 02/09/24 .................. 44 7,382,835
Societe Generale ( Mondelez International, Inc. ) ,
6.98% , 03/25/24 .................. 91 6,868,348
29,646,741
Ground Transportation — 0.1%
(b)(c)
Barclays Bank plc ( Avis Budget Group, Inc. ) ,
37.79% , 02/14/24 ................. 10 1,663,128
Goldman Sachs International ( Uber
Technologies, Inc. ) , 24.75% , 02/08/24 .... 49 2,956,411
Mizuho Markets Cayman LP ( Avis Budget
Group, Inc. ) , 20.20% , 02/14/24 ........ 15 2,399,548
Mizuho Markets Cayman LP ( Ryder System,
Inc. ) , 13.13% , 02/14/24 .............. 32 3,498,159
Nomura Holdings, Inc. ( Union Pacific Corp. ) ,
18.26% , 03/14/24 ................. 7 1,777,687
Royal Bank of Canada ( JB Hunt Transport
Services, Inc. ) , 11.41% , 03/13/24 ....... 9 1,714,970
Societe Generale ( Old Dominion Freight Line,
Inc. ) , 17.38% , 03/25/24 .............. 4 1,675,508
15,685,411
Health Care Equipment & Supplies — 0.5%
Barclays Bank plc ( EssilorLuxottica SA ) ,
9.44% , 02/23/24
(b) (c)
................ EUR 23 4,485,775
Barclays Bank plc ( Stryker Corp. ) ,
11.14% , 03/25/24
(b) (c)
............... USD 17 5,652,189
Barclays Bank plc ( Zimmer Biomet Holdings,
Inc. ) , 16.61% , 03/18/24
(b) (c)
........... 14 1,759,962
Citigroup, Inc. ( Boston Scientific Corp. ) ,
12.41% , 02/01/24
(b) (c)
............... 143 7,491,367
Citigroup, Inc. ( Dexcom, Inc. ) ,
25.45% , 02/09/24
(b) (c)
............... 49 4,762,374
HSBC Bank plc (Koninklijke Philips NV)
22.90% , 02/01/24
(b) (c)
............... EUR 125 2,671,076
14.50% , 04/11/24
(b) (c)
............... 124 2,673,989
Nomura Holdings, Inc. ( Boston Scientific Corp. ) ,
8.30% , 02/02/24
(b) (c)
................ USD 186 10,794,279
Nomura Holdings, Inc. ( Medtronic plc ) ,
15.73% , 03/20/24
(b) (c)
............... 74 6,433,039
Royal Bank of Canada ( Baxter International,
Inc. ) , 23.68% , 03/25/24
(b) (c)
........... 150 5,813,308
Societe Generale ( Boston Scientific Corp. ) ,
6.98% , 03/25/24
(b) (c)
................ 90 5,673,781
58,211,139
Health Care Providers & Services — 0.8%
(b)(c)
Barclays Bank plc ( Cigna Group (The) ) ,
11.38% , 02/02/24 ................. 21 6,341,568
Barclays Bank plc ( CVS Health Corp. ) ,
16.33% , 02/08/24 ................. 106 7,588,864
BMO Capital Markets Corp. ( Humana, Inc. ) ,
17.96% , 03/07/24 ................. 5 2,047,566
BMO Capital Markets Corp. ( Laboratory Corp.
of America Holdings ) , 18.36% , 03/07/24 .. 24 5,407,748
Citigroup, Inc. ( Cardinal Health, Inc. ) ,
13.56% , 03/25/24 ................. 58 6,260,142
Citigroup, Inc. ( Elevance Health, Inc. ) ,
9.70% , 03/15/24 .................. 30 14,349,287
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Citigroup, Inc. ( Laboratory Corp. of America
Holdings ) , 11.64% , 02/16/24 .......... USD 19 $ 4,025,012
Mizuho Markets Cayman LP ( Cigna Group
(The) ) , 20.00% , 03/07/24 ............ 16 4,843,250
Mizuho Markets Cayman LP ( McKesson Corp. ) ,
10.00% , 02/01/24 ................. 12 5,782,545
Royal Bank of Canada ( HCA Healthcare, Inc. ) ,
10.53% , 03/21/24 ................. 19 5,745,734
Royal Bank of Canada ( Humana, Inc. ) ,
12.49% , 02/02/24 ................. 10 3,753,276
SGA Societe Generale Acceptance NV
( Elevance Health, Inc. ) , 17.31% , 03/20/24 . 11 5,376,506
SGA Societe Generale Acceptance NV
( UnitedHealth Group, Inc. ) , 9.27% , 03/12/24 38 19,672,269
91,193,767
Hotels, Restaurants & Leisure — 0.6%
(b)(c)
Barclays Bank plc ( Compass Group plc ) ,
12.79% , 03/13/24 ................. GBP 124 3,420,323
BNP Paribas SA ( Booking Holdings, Inc. ) ,
13.22% , 02/22/24 ................. USD 1 3,516,880
BNP Paribas SA ( Expedia Group, Inc. ) ,
13.49% , 02/09/24 ................. 40 4,826,314
Citigroup, Inc. ( Chipotle Mexican Grill, Inc. ) ,
11.88% , 02/07/24 ................. 2 3,971,094
JPMorgan Structured Products BV ( Flight
Centre Travel Group Ltd. ) , 11.08% , 02/08/24 10 2,341,046
Mizuho Markets Cayman LP ( Airbnb, Inc. ) ,
18.72% , 02/14/24 ................. 33 4,185,495
Mizuho Markets Cayman LP ( Hilton Worldwide
Holdings, Inc. ) , 10.82% , 02/09/24 ....... 40 7,062,966
Mizuho Markets Cayman LP ( Starbucks Corp. ) ,
9.57% , 02/02/24 .................. 82 7,619,370
Nomura Holdings, Inc. ( Darden Restaurants,
Inc. ) , 11.49% , 03/22/24 .............. 21 3,431,632
Nomura Holdings, Inc. ( Las Vegas Sands
Corp. ) , 10.38% , 04/22/24 ............ 68 3,349,356
SGA Societe Generale Acceptance NV ( MGM
Resorts International ) , 24.48% , 02/08/24 .. 141 6,135,063
Starbucks Corp. ( Starbucks Corp. ) ,
12.28% , 03/25/24 ................. 91 8,506,616
UBS AG ( Wyndham Hotels & Resorts, Inc. ) ,
11.60% , 02/15/24 ................. 38 2,864,053
UBS AG ( Yum! Brands, Inc. ) , 9.30% , 02/08/24 41 5,201,575
66,431,783
Household Durables — 0.1%
(b)(c)
BMO Capital Markets Corp. ( Sony Group
Corp. ) , 19.27% , 02/23/24 ............ 37 3,477,299
Citigroup, Inc. ( Mohawk Industries, Inc. ) ,
20.51% , 02/09/24 ................. 22 1,772,005
Citigroup, Inc. ( Newell Brands, Inc. ) ,
30.32% , 03/25/24 ................. 147 1,232,428
Royal Bank of Canada ( PulteGroup, Inc. ) ,
17.27% , 03/21/24 ................. 27 2,832,669
9,314,401
Household Products — 0.1%
Barclays Bank plc ( Church & Dwight Co., Inc. ) ,
6.37% , 02/02/24
(b) (c)
................ 36 3,548,455
JPMorgan Structured Products BV (Henkel AG
& Co. KGaA)
7.35% , 03/05/24
(b) (c)
................ EUR 42 3,274,069
15.09% , 04/11/24
(b) (c)
............... 16 1,268,647
8,091,171

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.2%
(b)(c)
JPMorgan Structured Products BV ( Siemens
AG ) , 16.45% , 02/08/24 .............. EUR 43 $ 7,539,605
Nomura Holdings, Inc. ( General Electric Co. ) ,
12.21% , 03/14/24 ................. USD 52 6,903,904
Royal Bank of Canada ( Siemens AG ) ,
21.52% , 02/29/24
(a)
................ EUR 9 1,560,317
UBS AG ( Honeywell International, Inc. ) ,
11.69% , 02/02/24 ................. USD 44 8,141,677
24,145,503
Industrial REITs — 0.0%
BNP Paribas SA ( Prologis, Inc. ) ,
15.16% , 03/08/24
(b) (c)
............... 27 3,427,741
Insurance — 0.4%
(b)(c)
Barclays Bank plc ( Progressive Corp. (The) ) ,
9.68% , 03/15/24 .................. 32 5,642,761
Barclays Bank plc ( Willis Towers Watson plc ) ,
15.56% , 03/18/24 ................. 15 3,713,699
BNP Paribas SA ( MetLife, Inc. ) ,
15.30% , 02/01/24 ................. 74 4,671,347
BNP Paribas SA ( Prudential plc ) ,
25.31% , 03/28/24 ................. GBP 354 3,598,413
Nomura Holdings, Inc. ( American International
Group, Inc. ) , 11.14% , 02/15/24 ......... USD 106 7,237,307
Nomura Holdings, Inc. ( Everest Group Ltd. ) ,
16.15% , 02/08/24 ................. 9 3,564,306
Nomura Holdings, Inc. ( Marsh & McLennan
Cos, Inc. ) , 6.35% , 04/22/24 ........... 30 5,730,332
Royal Bank of Canada ( Fidelity National
Financial, Inc. ) , 13.66% , 02/15/24 ....... 138 6,854,173
Royal Bank of Canada ( Travelers Cos., Inc.
(The) ) , 9.36% , 03/13/24 ............. 16 3,432,618
44,444,956
Interactive Media & Services — 0.7%
(b)(c)
BMO Capital Markets Corp. ( Meta Platforms,
Inc. ) , 15.57% , 02/01/24 .............. 25 8,846,929
Citigroup Global Markets Holdings ( Match
Group, Inc. ) , 22.22% , 03/25/24 ........ 88 3,389,735
Citigroup, Inc. ( Meta Platforms, Inc. ) ,
18.76% , 02/02/24 ................. 29 8,974,882
JPMorgan Structured Products BV ( Alphabet,
Inc. ) , 17.88% , 03/21/24 .............. 150 22,876,940
Mizuho Markets Cayman LP ( Alphabet, Inc. ) ,
13.71% , 02/01/24 ................. 168 23,563,112
Royal Bank of Canada ( Meta Platforms, Inc. ) ,
26.25% , 03/21/24 ................. 28 11,264,377
78,915,975
IT Services — 0.3%
(b)(c)
BNP Paribas SA ( Akamai Technologies, Inc. ) ,
10.08% , 02/14/24 ................. 39 4,681,689
Citigroup, Inc. ( Gartner, Inc. ) , 10.00% , 02/07/24 11 4,685,059
Mizuho Markets Cayman LP ( Akamai
Technologies, Inc. ) , 8.47% , 02/15/24 ..... 20 2,323,225
Mizuho Markets Cayman LP ( Cognizant
Technology Solutions Corp. ) ,
19.00% , 02/08/24 ................. 80 5,696,147
Mizuho Markets Cayman LP ( VeriSign, Inc. ) ,
7.37% , 02/09/24 .................. 22 4,290,920
Nomura Holdings, Inc. ( International Business
Machines Corp. ) , 9.68% , 04/25/24 ...... 59 10,960,857
Nomura Holdings, Inc. ( Snowflake, Inc. ) ,
19.25% , 03/01/24 ................. 24 4,630,896
37,268,793
Security
Par (000)
Par (000) Value
Leisure Products — 0.0%
(b)(c)
Barclays Bank plc ( Polaris, Inc. ) ,
22.76% , 03/25/24 ................. USD 19 $ 1,701,549
SGA Societe Generale Acceptance NV ( Hasbro,
Inc. ) , 33.89% , 02/20/24 .............. 31 1,494,764
3,196,313
Life Sciences Tools & Services — 0.2%
(b)(c)
BMO Capital Markets Corp. ( Fortrea Holdings,
Inc. ) , 23.56% , 03/14/24 .............. 54 1,685,808
Citigroup Global Markets Holdings ( Thermo
Fisher Scientific, Inc. ) , 12.10% , 03/25/24 .. 16 8,482,655
Nomura Holdings, Inc. ( Bruker Corp. ) ,
18.91% , 02/09/24 ................. 54 3,880,817
Royal Bank of Canada ( Danaher Corp. ) ,
9.89% , 03/21/24 .................. 24 5,654,377
19,703,657
Machinery — 0.3%
Barclays Bank plc ( Stanley Black & Decker,
Inc. ) , 20.26% , 02/02/24
(b) (c)
........... 33 2,951,087
Barclays Bank plc ( Volvo AB ) , 8.92% , 03/22/24 SEK 189 4,552,578
Citigroup Global Markets Holdings ( Otis
Worldwide Corp. ) , 9.25% , 03/25/24
(b) (c)
... USD 52 4,552,774
Citigroup, Inc. ( Ingersoll Rand, Inc. ) ,
21.69% , 02/16/24
(b) (c)
............... 22 1,716,609
Mizuho Markets Cayman LP ( Parker-Hannifin
Corp. ) , 14.12% , 02/01/24
(b) (c)
.......... 11 4,734,972
Nomura Holdings, Inc. ( Flowserve Corp. ) ,
17.96% , 02/22/24
(b) (c)
............... 114 4,560,327
Nomura Holdings, Inc. ( Otis Worldwide Corp. ) ,
6.83% , 02/02/24
(b) (c)
................ 59 5,222,060
28,290,407
Media — 0.2%
(b)(c)
Nomura Holdings, Inc. ( Comcast Corp. ) ,
8.40% , 04/29/24 .................. 249 11,612,323
Royal Bank of Canada ( Comcast Corp. ) ,
19.17% , 02/05/24 ................. 111 4,915,619
SGA Societe Generale Acceptance NV ( Fox
Corp. ) , 17.10% , 02/20/24 ............ 80 2,468,761
18,996,703
Metals & Mining — 0.0%
Barclays Bank plc ( Freeport-McMoRan, Inc. ) ,
19.82% , 03/15/24
(b) (c)
............... 113 4,508,710
Multi-Utilities — 0.0%
Nomura Holdings, Inc. ( Sempra ) ,
13.27% , 02/15/24
(b) (c)
............... 38 2,726,338
Oil, Gas & Consumable Fuels — 0.5%
(b)(c)
Barclays Bank plc ( Devon Energy Corp. ) ,
20.46% , 02/14/24 ................. 86 3,633,468
Barclays Bank plc ( Phillips 66 ) ,
16.80% , 03/25/24 ................. 27 3,940,885
BNP Paribas SA ( APA Corp. ) , 20.15% , 02/22/24 70 2,230,172
BNP Paribas SA ( BP plc ) , 25.44% , 03/28/24 .. GBP 1,336 7,670,360
BNP Paribas SA ( Marathon Oil Corp. ) ,
19.19% , 02/15/24 ................. USD 139 3,200,999
BNP Paribas SA ( Shell plc ) , 22.54% , 02/29/24 GBP 234 7,310,179
Goldman Sachs International ( Chevron Corp. ) ,
20.04% , 02/20/24 ................. USD 6 868,883
Mizuho Markets Cayman LP ( Williams Cos.,
Inc. (The) ) , 17.02% , 03/07/24 ......... 45 1,566,313
Nomura America Finance LLC ( Marathon
Petroleum Corp. ) , 18.38% , 03/21/24 ..... 34 5,723,061
Nomura Holdings, Inc. ( Kosmos Energy Ltd. ) ,
31.34% , 02/15/24 ................. 392 2,401,095

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Nomura Holdings, Inc. ( Occidental Petroleum
Corp. ) , 13.37% , 02/27/24 ............ USD 66 $ 3,825,836
SGA Societe Generale Acceptance NV
( ConocoPhillips ) , 16.47% , 02/05/24 ..... 12 1,343,766
UBS AG ( BP plc ) , 14.80% , 02/07/24 ....... 322 11,310,629
55,025,646
Personal Care Products — 0.2%
(b)(c)
JPMorgan Structured Products BV ( Beiersdorf
AG ) , 8.78% , 02/29/24 ............... EUR 23 3,373,513
JPMorgan Structured Products BV ( L'Oreal
SA ) , 10.54% , 02/08/24 .............. 26 12,594,275
Royal Bank of Canada ( Unilever plc ) ,
11.47% , 02/15/24 ................. USD 39 1,891,004
17,858,792
Pharmaceuticals — 0.2%
(b)(c)
Barclays Bank plc ( Elanco Animal Health, Inc. ) ,
36.45% , 02/22/24 ................. 219 3,276,327
BMO Capital Markets Corp. ( Eli Lilly & Co. ) ,
17.55% , 02/05/24 ................. 3 1,826,406
BNP Paribas SA ( AstraZeneca plc ) ,
22.78% , 02/29/24 ................. GBP 15 1,983,544
HSBC Bank plc ( Bayer AG ) , 20.40% , 04/11/24 EUR 100 3,253,996
Royal Bank of Canada ( Bayer AG ) ,
28.51% , 02/01/24 ................. 81 2,626,487
Royal Bank of Canada ( Johnson & Johnson ) ,
9.37% , 03/14/24 .................. USD 71 11,297,082
SGA Societe Generale Acceptance NV ( Pfizer,
Inc. ) , 27.11% , 02/20/24 .............. 29 805,694
25,069,536
Professional Services — 0.2%
(b)(c)
Barclays Bank plc ( Dun & Bradstreet Holdings,
Inc. ) , 23.78% , 03/18/24 .............. 335 3,908,683
BNP Paribas SA ( Verisk Analytics, Inc. ) ,
9.48% , 02/28/24 .................. 19 4,608,999
Mizuho Markets Cayman LP ( Leidos Holdings,
Inc. ) , 13.10% , 02/20/24 .............. 63 6,868,815
SGA Societe Generale Acceptance NV
( SS&C Technologies Holdings, Inc. ) ,
15.88% , 02/20/24 ................. 114 6,842,490
Societe Generale ( Automatic Data Processing,
Inc. ) , 10.06% , 03/25/24 .............. 23 5,657,245
27,886,232
Semiconductors & Semiconductor Equipment — 0.0%
BMO Capital Markets Corp. ( Intel Corp. ) ,
25.07% , 02/08/24
(b) (c)
............... 31 1,339,882
Software — 1.2%
(b)(c)
Barclays Bank plc ( C3.ai, Inc. ) , 9.16% , 02/20/24 EUR 30 5,696,989
Barclays Bank plc ( SAP SE ) , 9.82% , 03/22/24 130 22,750,352
BNP Paribas SA ( Crowdstrike Holdings, Inc. ) ,
18.39% , 03/07/24 ................. USD 19 4,820,569
BNP Paribas SA ( Intuit, Inc. ) , 13.25% , 02/23/24 10 5,793,914
BNP Paribas SA ( Palo Alto Networks, Inc. ) ,
21.92% , 02/22/24 ................. 19 5,999,446
Citigroup, Inc. ( Microsoft Corp. ) ,
13.72% , 03/13/24 ................. 100 39,599,234
Mizuho Markets Cayman LP ( BILL Holdings,
Inc. ) , 30.52% , 02/01/24 .............. 62 4,307,563
Nomura Holdings, Inc. ( Salesforce, Inc. ) ,
9.97% , 03/01/24 .................. 35 9,123,303
Nomura Holdings, Inc. ( Workday, Inc. ) ,
11.44% , 02/27/24 ................. 17 4,683,102
Royal Bank of Canada ( Microsoft Corp. ) ,
14.53% , 02/05/24 ................. 10 3,836,127
Security
Par (000)
Par (000) Value
Software (continued)
Royal Bank of Canada ( Synopsys, Inc. ) ,
9.97% , 02/15/24 .................. USD 16 $ 8,447,344
Societe Generale ( Microsoft Corp. ) ,
11.68% , 03/25/24 ................. 57 22,616,824
137,674,767
Specialized REITs — 0.0%
(b)(c)
BMO Capital Markets Corp. ( American Tower
Corp. ) , 17.67% , 03/14/24 ............ 4 795,332
SGA Societe Generale Acceptance NV ( Crown
Castle, Inc. ) , 24.16% , 03/20/24 ........ 11 1,149,101
1,944,433
Specialty Retail — 0.3%
(b)(c)
BNP Paribas SA ( TJX Cos., Inc. (The) ) ,
8.53% , 02/28/24 .................. 74 6,932,698
BNP Paribas SA ( Ulta Beauty, Inc. ) ,
13.08% , 03/14/24 ................. 10 4,613,187
BNP Paribas SA ( Williams-Sonoma, Inc. ) ,
20.87% , 03/15/24 ................. 23 4,447,827
Citigroup, Inc. ( AutoNation, Inc. ) ,
20.32% , 02/16/24 ................. 34 4,572,471
JPMorgan Structured Products BV ( O'Reilly
Automotive, Inc. ) , 10.67% , 02/08/24 ..... 8 8,066,367
JPMorgan Structured Products BV ( Ross
Stores, Inc. ) , 9.33% , 02/28/24 ......... 35 4,677,660
SGA Societe Generale Acceptance NV ( O'Reilly
Automotive, Inc. ) , 7.94% , 02/07/24 ...... 4 3,527,329
36,837,539
Technology Hardware, Storage & Peripherals — 0.8%
(b)(c)
BNP Paribas SA ( Apple, Inc. ) , 9.51% , 02/02/24 191 35,206,940
BNP Paribas SA ( Hewlett Packard Enterprise
Co. ) , 13.45% , 02/29/24 .............. 204 3,143,166
Mizuho Markets Cayman LP ( Apple, Inc. ) ,
8.56% , 02/01/24 .................. 59 11,182,138
Nomura America Finance LLC ( Apple, Inc. ) ,
10.85% , 03/21/24 ................. 182 34,193,909
Royal Bank of Canada ( HP, Inc. ) ,
16.61% , 03/07/24 ................. 62 1,793,623
85,519,776
Textiles, Apparel & Luxury Goods — 0.1%
(b)(c)
Barclays Bank plc ( Tapestry, Inc. ) ,
18.60% , 02/08/24 ................. 124 4,682,055
Goldman Sachs International ( Skechers USA,
Inc. ) , 16.91% , 02/02/24 .............. 47 2,307,958
JPMorgan Structured Products BV ( Ralph
Lauren Corp. ) , 17.48% , 03/25/24 ....... 8 1,183,717
JPMorgan Structured Products BV ( Skechers
USA, Inc. ) , 14.33% , 02/01/24 .......... 43 2,366,526
Royal Bank of Canada ( adidas AG ) ,
22.01% , 03/13/24 ................. EUR 18 3,356,319
SGA Societe Generale Acceptance NV
( Tapestry, Inc. ) , 24.22% , 02/20/24 ...... USD 43 1,632,407
15,528,982
Tobacco — 0.2%
(b)(c)
JPMorgan Structured Products BV ( British
American Tobacco plc ) , 23.09% , 02/01/24 . GBP 192 5,707,605
Royal Bank of Canada ( British American
Tobacco plc ) , 19.33% , 04/11/24 ........ 219 6,511,360
Royal Bank of Canada ( Philip Morris
International, Inc. ) , 12.35% , 02/09/24 .... USD 122 11,097,952
23,316,917

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.1%
(b)(c)
Citigroup, Inc. ( Fastenal Co. ) , 10.94% , 03/11/24 USD 42 $ 2,855,222
Nomura Holdings, Inc. ( Ferguson plc ) ,
11.52% , 03/05/24 ................. 18 3,445,245
Nomura Holdings, Inc. ( United Rentals, Inc. ) ,
10.71% , 04/29/24 ................. 7 4,386,786
10,687,253
Wireless Telecommunication Services — 0.1%
(b)(c)
JPMorgan Structured Products BV ( Vodafone
Group plc ) , 23.08% , 03/28/24 ......... GBP 4,978 4,171,245
Royal Bank of Canada ( Rogers
Communications, Inc. ) , 20.00% , 03/25/24 . CAD 46 2,155,029
UBS AG ( T-Mobile US, Inc. ) , 8.40% , 02/02/24 . USD 47 7,654,537
13,980,811
Total Equity-Linked Notes — 13 .2%
(Cost: $ 1,490,069,697 ) ............................ 1,503,312,464
Fixed Rate Loan Interests
Financial Services — 0.1%
CML ST Regis Aspen, Term Loan ,
8.26%
,
02/09/27
(f)
................. 13,200 13,200,039
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 13,187,428 ) ............................... 13,200,039
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.90%
,
05/25/28 ............ 3,695 3,448,119
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.90%
,
05/25/28 ............ 690 644,074
Bleriot US Bidco, Inc., Term Loan , (3-mo. CME
Term SOFR + 4.00%), 9.61%
,
10/30/28 ... 541 542,024
Cobham Ultra SeniorCo SARL, Facility Term
Loan B , (6-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 9.01%
,
08/03/29 ....... 1,001 988,218
Dynasty Acquisition Co., Inc., Term Loan
B1 , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
08/24/28 .................. 3,437 3,437,354
Dynasty Acquisition Co., Inc., Term Loan
B2 , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
08/24/28 .................. 1,473 1,473,152
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.18%
,
02/01/28 .................. 2,365 2,359,722
Peraton Corp., 2nd Lien Term Loan B1 , (3-mo.
CME Term SOFR at 0.75% Floor + 7.75%),
13.22%
,
02/01/29 ................. 963 959,963
TransDigm, Inc., Term Loan , (3-mo. CME Term
SOFR + 3.25%), 8.60%
,
08/24/28 ...... 2,125 2,126,234
TransDigm, Inc., Term Loan H , (3-mo. CME
Term SOFR + 3.25%), 8.60%
,
02/22/27 ... 930 930,225
TransDigm, Inc., Term Loan J , (1-mo. CME
Term SOFR + 3.25%), 8.60%
,
02/28/31 ... 778 778,638
17,687,723
Automobile Components — 0.0%
(a)
Adient US LLC, Term Loan B2 , (1-mo. CME
Term SOFR + 2.75%), 0.00%
,
01/31/31 ... 327 327,559
Clarios Global LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.33%
,
05/06/30 .................. 2,518 2,518,047
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Tenneco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
10.45% - 10.47%
,
11/17/28 ........... USD 1,285 $ 1,161,319
4,006,925
Automobiles — 0.0%
Dealer Tire Financial LLC, Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
12/14/27
(a)
........... 1,716 1,714,021
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.70%
,
01/24/29 .................. 4,059 3,833,819
Naked Juice LLC, 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.45%
,
01/24/30 ................. 1,951 1,563,757
5,397,576
Broadline Retail — 0.1%
(a)
Fanatics Commerce Intermediate Holdco LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.70%
,
11/24/28 ... 603 599,005
New SK Holdco Sub LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.75%),
12.19%
,
06/30/27 ................. 1,681 1,668,957
Pug LLC, Term Loan B , (1-mo. CME Term
SOFR + 3.50%), 8.95%
,
02/12/27 ...... 3,319 3,265,733
Pug LLC, Term Loan B2 , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.70%
,
02/12/27
(f)
................. 427 421,828
Sally Holdings LLC, Term Loan , (1-mo. CME
Term SOFR + 2.25%), 7.58%
,
02/28/30 ... 625 626,838
Woof Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.36%
,
12/21/27 .................. 477 387,052
6,969,413
Building Products — 0.1%
(a)
AZZ, Inc., Term Loan , (1-mo. CME Term SOFR
at 0.50% Floor + 3.75%), 9.08%
,
05/13/29 . 600 600,421
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.09%
,
11/03/28
(f)
................. 634 630,038
Cornerstone Building Brands, Inc., Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68%
,
04/12/28 ............ 339 335,258
CP Atlas Buyer, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%), 4.25%
- 9.18%
,
11/23/27 ................. 1,082 1,047,861
CP Iris Holdco I, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.18%
,
10/02/28 ............ 307 306,526
Smyrna Ready Mix Concrete LLC, Term
Loan , (1-mo. CME Term SOFR + 3.50%),
8.84%
,
04/02/29
(f)
................. 528 526,957
Wilsonart LLC, Term Loan E , (3-mo. CME
Term SOFR at 1.00% Floor + 3.25%),
8.70%
,
12/31/26 .................. 2,731 2,724,570
6,171,631

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 0.1%
(a)
Aretec Group, Inc., Term Loan B1 , (1-mo. CME
Term SOFR + 4.50%), 9.93%
,
08/09/30 ... USD 572 $ 571,010
Ascensus Group Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.95%
,
08/02/28 ....... 2,584 2,570,904
Ascensus Group Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 12.09%
,
08/02/29 ...... 556 535,835
Axalta Coating Systems Dutch Holding B
BV, Facility Term Loan B5 , (3-mo. CME
Term SOFR at 0.50% Floor + 2.50%),
7.85%
,
12/20/29 .................. 1,433 1,432,833
Azalea TopCo, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.95% , 07/24/26 ................ 933 923,699
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.20% , 07/24/26 .......... 774 767,766
Castlelake Aviation One DAC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.40% , 10/22/26 .......... 1,888 1,885,153
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.13% , 10/22/27 .......... 696 695,316
Focus Financial Partners LLC, Term Loan B4 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.83%
,
06/30/28 ............ 1,968 1,960,638
Focus Financial Partners LLC, Term Loan B7 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.08%
,
06/30/28 ............ 616 612,758
ION Trading Finance Ltd., Term Loan ,
(3-mo. CME Term SOFR + 4.75%),
10.20%
,
04/01/28 ................. 710 696,640
Learning Care Group US No. 2, Inc., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.75%), 10.07% - 10.14%
,
08/11/28 239 239,280
Osaic Holdings, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 4.50%),
9.83%
,
08/17/28 .................. 2,449 2,444,825
15,336,657
Chemicals — 0.2%
(a)
ARC Falcon I, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
09/30/28 .................. 619 613,582
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.43%
,
11/24/27 ....... 624 615,221
Ascend Performance Materials Operations
LLC, Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.32%
,
08/27/26 .. 573 551,446
Chemours Co., (The), Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.83%
,
08/18/28 .................. 864 860,335
CPC Acquisition Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.36%
,
12/29/27 ............ 641 517,625
Derby Buyer LLC, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.58%
,
11/01/30 .................. 2,153 2,158,382
Ecovyst Catalyst Technologies LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.91%
,
06/09/28 ............ 1,106 1,104,396
Element Solutions, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 2.00%),
7.33%
,
12/18/30 .................. 1,541 1,536,868
Security
Par (000)
Par (000) Value
Chemicals (continued)
H.B. Fuller Co., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.58%
,
02/15/30 .................. USD 321 $ 320,276
Herens Holdco SARL, Facility Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 9.37%
,
07/03/28 ............ 807 750,190
Ineos US Finance LLC, Term Loan , (1-mo. CME
Term SOFR + 3.50%), 8.93%
,
02/18/30 ... 635 626,278
LSF11 A5 Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.95% , 10/15/28 .......... 1,056 1,049,860
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.68% , 10/15/28 .......... 305 304,894
Lummus Technology Holdings V LLC, Term
Loan B , (1-mo. CME Term SOFR + 3.50%),
8.95%
,
06/30/27 .................. 322 321,469
Momentive Performance Materials, Inc., Term
Loan , (1-mo. CME Term SOFR + 4.50%),
9.83%
,
03/29/28 .................. 2,194 2,152,185
Nouryon Finance BV, Term Loan , (3-mo. CME
Term SOFR + 4.00%), 9.47%
,
04/03/28 ... 972 969,889
Olympus Water US Holding Corp. Term Loan
B4 , (3-mo. CME Term SOFR at 0.50% Floor
+ 4.25%), 9.57%
,
11/09/28 ........... 979 978,547
Oxea Holding Vier GmbH, Term Loan B2 ,
(3-mo. CME Term SOFR + 3.50%),
8.93%
,
10/14/24 .................. 1,546 1,503,235
SCIH Salt Holdings, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 9.45%
,
03/16/27 ........... 615 613,001
Sparta US HoldCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.69%
,
08/02/28 ............ 1,238 1,233,141
WR Grace Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.36%
,
09/22/28 .................. 1,525 1,523,508
20,304,328
Commercial Services & Supplies — 0.2%
(a)
Action Environmental Group, Inc., (The),
Delayed Draw Term Loan , 10/24/30
(f) (q)
... 87 86,990
Action Environmental Group, Inc., (The), Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.88%
,
10/24/30
(f)
...... 586 585,976
Allied Universal Holdco LLC, Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.18% , 05/12/28 .......... 3,023 2,983,657
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.08% , 05/12/28 .......... 364 362,951
Amentum Government Services Holdings
LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.00%),
9.34%
,
02/15/29 .................. 1,252 1,250,062
Aramark Intermediate HoldCo Corp., Term
Loan B6 , (1-mo. CME Term SOFR + 2.50%),
7.95%
,
06/22/30 .................. 2,579 2,570,507
Asplundh Tree Expert LLC, Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
09/07/27 .................. 2,013 2,011,570
Covanta Holding Corp., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
11/30/28 .................. 1,709 1,702,266

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Covanta Holding Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.83%
,
11/30/28 .................. USD 130 $ 129,782
Garda World Security Corp., Term Loan ,
02/01/29
(q)
...................... 444 443,527
GFL Environmental, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
05/31/27 .................. 718 717,368
LABL, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.43%
,
10/29/28 ................. 972 921,001
NEP Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 4.75%),
0.00%
,
08/19/26 .................. 1,352 1,293,585
PECF USS Intermediate Holding III Corp., Term
Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.70% - 9.82%
,
12/15/28 . 1,164 862,769
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (3-mo. CME Term SOFR +
2.50%), 7.83%
,
10/13/30 ............ 840 840,109
Tempo Acquisition LLC, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.08%
,
08/31/28 .................. 4,316 4,312,758
TruGreen LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
9.43%
,
11/02/27 .................. 1,913 1,844,526
Viad Corp., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.45%
,
07/30/28 ................. 1,041 1,035,648
23,955,052
Communications Equipment — 0.0%
(a)
Ciena Corp. Term Loan , (1-mo. CME Term
SOFR + 2.00%), 7.34%
,
10/24/30 ...... 1,576 1,579,469
ViaSat, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.83% , 03/02/29 .......... 1,219 1,197,253
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94% , 05/30/30 .......... 746 732,274
3,508,996
Construction & Engineering — 0.2%
(a)
Brand Industrial Services, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.50%), 10.81%
,
08/01/30 ............ 3,584 3,571,080
Hilton Washington Dupont Hotel, Term Loan ,
(1-mo. CME Term SOFR at 1.00% Floor +
2.50%), 7.97%
,
04/01/24
(f)
............ 14,250 14,064,908
Legence Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
8.93%
,
12/16/27 .................. 248 246,229
Pike Corp., Term Loan , (1-mo. CME Term
SOFR + 3.00%), 8.45%
,
01/21/28 ...... 1,191 1,191,315
USIC Holdings, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 3.50%),
9.11%
,
05/12/28 .................. 1,244 1,232,500
20,306,032
Construction Materials — 0.0%
(a)
New AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.33%
,
03/08/29 ................. 740 670,751
Oscar AcquisitionCo LLC, Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.50%),
9.95%
,
04/29/29 .................. 1,538 1,524,863
Security
Par (000)
Par (000) Value
Construction Materials (continued)
Quikrete Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 2.75%),
8.20%
,
03/19/29 .................. USD 642 $ 641,400
Standard Building Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.70%
,
09/22/28 ............ 1,115 1,113,683
Summit Materials LLC, Term Loan B ,
(3-mo. CME Term SOFR + 2.50%),
7.83%
,
01/12/29 .................. 699 700,748
4,651,445
Consumer Staples Distribution & Retail — 0.1%
(a)
CML Project Horizons, Term Loan , (3-mo.
LIBOR GBP + 3.75%), 8.99%
,
04/12/26
(f)
.. GBP 10,046 12,678,065
US Foods, Inc., Term Loan B
(1-mo. CME Term SOFR + 2.00%),
7.45% , 09/13/26 ................ USD 1,288 1,287,826
(1-mo. CME Term SOFR + 2.50%),
7.95% , 11/22/28 ................ 613 614,878
14,580,769
Containers & Packaging — 0.1%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 9.22%
,
12/01/27 ....... 3,913 3,891,188
Mauser Packaging Solutions Holding Co., Term
Loan , (1-mo. CME Term SOFR + 4.00%),
9.33%
,
08/14/26 .................. 1,223 1,224,002
Pactiv Evergreen, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 3.25%),
8.70%
,
02/05/26 .................. 561 561,346
Pregis TopCo LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%),
9.08%
,
07/31/26 .................. 327 327,305
Trident TPI Holdings, Inc., Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.61%
,
09/15/28 ............ 1,187 1,182,086
7,185,927
Distributors — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., Term Loan , (1-mo. CME Term SOFR +
2.00%), 0.00%
,
01/31/24
(f)
............ 1,775 1,770,154
PAI Holdco, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
9.32%
,
10/28/27 .................. 1,638 1,552,388
3,322,542
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 11.18%
,
12/10/29 ............ 854 786,830
Bright Horizons Family Solutions LLC, Term
Loan B , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 7.70%
,
11/24/28 ....... 1,546 1,541,652
Kuehg Corp., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.00%),
10.35%
,
06/12/30 ................. 1,364 1,363,078
Sotheby's, Term Loan , (3-mo. CME Term SOFR
at 0.50% Floor + 4.50%), 10.08%
,
01/15/27 3,092 3,058,688
Spring Education Group, Inc., Term Loan ,
(3-mo. CME Term SOFR + 4.50%),
9.85%
,
09/29/30 .................. 1,542 1,542,909

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Veritas US, Inc., Term Loan B , (1-mo. CME
Term SOFR at 1.00% Floor + 5.00%),
10.45%
,
09/01/25 ................. USD 1,440 $ 1,236,588
Wand Newco 3, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.75%),
9.09%
,
01/30/31 .................. 1,967 1,967,000
11,496,745
Diversified REITs — 0.0%
RHP Hotel Properties, LP, Term Loan B ,
(1-mo. CME Term SOFR + 2.75%),
8.08%
,
05/18/30
(a)
................. 909 907,766
Diversified Telecommunication Services — 0.2%
(a)
Altice Financing SA, Term Loan
(3-mo. LIBOR USD + 2.75%),
8.33% , 07/15/25 ................ 840 827,065
(3-mo. LIBOR USD + 2.75%),
8.33% , 01/31/26
(f)
............... 456 450,767
Altice France SA, Term Loan B14 , (3-mo. CME
Term SOFR + 5.50%), 10.81%
,
08/15/28 .. 1,578 1,431,433
Connect Finco SARL, Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 3.50%),
8.83%
,
12/11/26 .................. 5,455 5,446,759
Consolidated Communications, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.50%), 8.95%
,
10/02/27 ........... 1,218 1,147,000
Iridium Satellite LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.83%
,
09/20/30 .................. 3,012 3,003,315
Level 3 Financing, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 1.75%),
7.20%
,
03/01/27 .................. 1,385 1,329,600
Lumen Technologies, Inc., Term Loan ,
01/01/28
(q)
...................... 434 434,106
Lumen Technologies, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 2.25%),
7.70%
,
03/15/27 .................. 1,871 1,281,310
Orbcomm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.25%),
9.70% - 9.90%
,
09/01/28 ............ 655 618,172
Radiate Holdco LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.70%
,
09/25/26 .................. 2,869 2,320,388
Virgin Media Bristol LLC, Facility Term Loan
Q , (1-mo. CME Term SOFR + 3.25%),
8.70%
,
01/31/29 .................. 795 787,917
Zayo Group Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.45%
,
03/09/27 .................. 4,624 3,906,748
22,984,580
Electrical Equipment — 0.0%
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 10.36%
,
06/23/28
(a)
........... 1,492 1,484,911
Electronic Equipment, Instruments & Components — 0.0%
Coherent Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.20%
,
07/02/29
(a)
................. 1,028 1,021,798
Energy Equipment & Services — 0.0%
(a)
Lealand Finance Co. BV, Term Loan
(1-mo. CME Term SOFR + 3.00%),
8.45% , 06/28/24
(f)
............... 41 24,643
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
(1-mo. CME Term SOFR + 1.00%),
6.45% , 06/30/25 ................ USD 415 $ 162,820
Oryx Midstream Services Permian Basin LLC,
Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 3.25%), 8.71%
,
10/05/28 .. 2,660 2,654,325
2,841,788
Entertainment — 0.2%
(a)
AMC Entertainment Holdings, Inc., Term Loan
B1 , (1-mo. CME Term SOFR + 3.00%),
8.45%
,
04/22/26 .................. 1,558 1,225,616
Cirque du Soleil Canada, Inc., Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.60%
,
03/08/30 ............ 1,035 1,030,002
City Football Group Ltd., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
07/21/28 .................. 1,840 1,823,497
Creative Artists Agency LLC, Term Loan
B , (1-mo. CME Term SOFR + 3.50%),
8.83%
,
11/27/28 .................. 2,575 2,574,532
Formula One Management Ltd., Facility 1st
Lien Term Loan B , (3-mo. CME Term SOFR
at 0.50% Floor + 2.25%), 7.60%
,
01/15/30 . 1,928 1,925,108
Live Nation Entertainment, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
7.19%
,
10/19/26 .................. 3,086 3,080,650
NASCAR Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR + 2.50%),
7.95%
,
10/19/26 .................. 248 248,245
Playtika Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 2.75%),
8.20%
,
03/13/28 .................. 1,237 1,232,676
SMG US Midco 2, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 2.50%),
8.07%
,
01/23/25 .................. 1,484 1,482,810
UFC Holdings LLC, 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.34%
,
04/29/26 ............ 1,414 1,412,569
William Morris Endeavor Entertainment LLC,
1st Lien Term Loan B1 , (1-mo. CME Term
SOFR + 2.75%), 8.20%
,
05/18/25 ...... 3,192 3,188,929
WMG Acquisition Corp., Term Loan ,
(1-mo. CME Term SOFR + 2.00%),
7.34%
,
01/24/31 .................. 3,276 3,265,382
22,490,016
Financial Services — 1.1%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.50% Floor + 3.50%), 8.93%
,
12/21/28 .. 1,184 1,185,652
Belron Finance US LLC, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.58% , 04/13/28 .......... 2,023 2,022,759
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.66% , 04/18/29
(f)
.......... 471 471,223
CML Hyatt Lost Pines, Term Loan , (1-mo.
CME Term SOFR at 1.00% Floor + 3.55%),
8.32%
,
09/09/26
(f)
................. 10,600 10,426,943
CML La Quinta Resort, Term Loan , (1-mo. CME
Term SOFR + 3.11%), 8.37%
,
12/09/26
(f)
.. 9,220 8,983,576
CML Terranea Resort, Term Loan , (1-mo. CME
Term SOFR + 4.35%), 9.70%
,
01/01/28
(f)
.. 5,600 5,599,490
Cogeco Communications Finance LP, Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.95%
,
09/01/28 ....... 953 924,382

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Colorado Plaza, Term Loan , (1-mo. CME Term
SOFR + 2.86%), 6.94%
,
05/15/24
(e) (f) (l)
.... USD 7,906 $ 1,572,025
Deerfield Dakota Holding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00%
Floor + 3.75%), 9.10%
,
04/09/27 ....... 4,076 3,999,995
Deerfield Dakota Holding LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 6.75%), 12.36%
,
04/07/28 ...... 1,890 1,854,563
GIP Pilot Acquisition Partners LP, Term
Loan , (3-mo. CME Term SOFR + 3.00%),
8.33%
,
10/04/30 .................. 280 279,882
GTCR W Merger Sub LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.33%
,
01/31/31 ............ 1,558 1,556,380
Houston Center, Term Loan , (1-mo. CME Term
SOFR + 2.21%), 7.55%
,
01/09/25
(f)
...... 42,968 26,514,608
Lions Gate Capital Holdings LLC, Term Loan
B , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
03/24/25 .................. 2,183 2,178,598
Park Avenue Tower, Term Loan , (1-mo. CME
Term SOFR + 2.17%), 7.50%
,
03/09/24
(f)
.. 31,844 29,916,081
Sheraton Austin, Term Loan , (1-mo. CME
Term SOFR at 0.25% Floor + 3.59%),
8.94%
,
06/01/24
(f)
................. 10,741 10,511,727
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 8.20%
,
12/11/26 ....... 1,977 1,970,417
Vinoy St. Petersburg (The), Term Loan , (1-mo.
CME Term SOFR at 0.39% Floor + 2.67%),
7.98%
,
06/09/26
(f)
................. 11,528 11,133,175
White Cap Supply Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08%
,
10/19/27 ............ 1,953 1,950,407
123,051,883
Food Products — 0.2%
(a)
8th Avenue Food & Provisions, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR +
3.75%), 9.20%
,
10/01/25 ............ 2,208 2,138,503
B&G Foods, Inc., Term Loan B4 , (1-mo. CME
Term SOFR + 2.50%), 7.83%
,
10/10/26 ... 172 171,112
Chobani LLC, Term Loan
(1-mo. CME Term SOFR at 1.00% Floor +
3.50%), 8.95% , 10/25/27 .......... 4,600 4,600,763
(1-mo. CME Term SOFR + 3.75%),
9.08% , 10/25/27 ................ 714 714,000
Froneri International Ltd., Facility 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
01/29/27 .................. 4,210 4,201,351
H-Food Holdings LLC, Term Loan , (3-mo. CME
Term SOFR + 3.69%), 9.34%
,
05/23/25 ... 604 465,787
Nomad Foods Ltd., Term Loan B4 , (6-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.47%
,
11/13/29 .................. 790 789,344
Sovos Brands Intermediate, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 9.07%
,
06/08/28 ....... 2,693 2,696,246
Triton Water Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.86%
,
03/31/28 ............ 1,201 1,180,618
Security
Par (000)
Par (000) Value
Food Products (continued)
Utz Quality Foods LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 3.00%),
8.45%
,
01/20/28 .................. USD 3,015 $ 3,011,363
19,969,087
Ground Transportation — 0.0%
(a)
AIT Worldwide Logistics Holdings, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 4.75%), 10.19%
,
04/06/28 .. 499 494,910
Avis Budget Car Rental LLC, Term Loan
B , (1-mo. CME Term SOFR + 1.75%),
7.20%
,
08/06/27 .................. 1,008 1,001,808
Uber Technologies, Inc., Term Loan ,
(3-mo. CME Term SOFR + 2.75%),
8.13%
,
03/03/30 .................. 1,883 1,881,783
3,378,501
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 05/10/27 .......... 2,454 2,394,980
(1-mo. CME Term SOFR + 4.00%),
9.33% , 09/29/28
(f)
............... 944 924,762
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.68%
,
11/03/28 .................. 2,379 2,350,562
Femur Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 4.50%),
10.11%
,
03/05/26 ................. 840 735,266
Insulet Corp., Term Loan , (1-mo. CME Term
SOFR + 3.00%), 0.00%
,
05/04/28 ...... 880 880,865
Medline Borrower LP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
10/23/28 .................. 4,322 4,312,309
11,598,744
Health Care Providers & Services — 0.1%
(a)
CHG Healthcare Services, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.70% , 09/29/28 .......... 1,422 1,415,614
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.08% , 09/29/28 .......... 315 314,134
CNT Holding I Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.50%), 8.82%
,
11/08/27 ............. 3,344 3,335,586
Electron Bidco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
11/01/28 .................. 1,850 1,846,728
EyeCare Partners LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR + 3.75%),
9.32% , 02/18/27 ................ 1,323 679,295
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 9.32% , 11/15/28 ........... 412 216,989
EyeCare Partners LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
6.75%), 12.32%
,
11/15/29 ............ 611 185,611
MED ParentCo. LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 4.25%),
9.70%
,
08/31/26 .................. 311 305,958
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 8.68%
,
11/01/28 ....... 913 820,302

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 7.00%), 12.43%
,
11/01/29 ...... USD 404 $ 327,745
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.20%
,
10/27/28 ............ 1,228 1,228,882
Surgery Center Holdings, Inc., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.83%
,
12/19/30 .................. 1,271 1,272,164
Vizient, Inc., Term Loan B7 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
05/16/29 .................. 346 345,680
12,294,688
Health Care Technology — 0.1%
(a)
Athenahealth Group, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
02/15/29 .................. 3,179 3,130,884
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.45%
,
10/01/27 ............ 2,218 2,154,157
IQVIA, Inc., Term Loan B4 , (3-mo. CME Term
SOFR + 2.00%), 7.35%
,
01/02/31 ...... 1,227 1,228,227
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.57%
,
06/02/28 .................. 4,102 3,993,970
Verscend Holding Corp., Term Loan B1 ,
(1-mo. CME Term SOFR + 4.00%),
9.45%
,
08/27/25 .................. 3,028 3,026,826
13,534,064
Hotels, Restaurants & Leisure — 0.5%
(a)
1011778 BC Unlimited Liability Co., Term Loan
B5 , (1-mo. CME Term SOFR + 2.25%),
7.58%
,
09/20/30 .................. 1,549 1,539,686
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 3.75%),
9.20%
,
02/02/26 .................. 2,030 1,934,545
Alterra Mountain Co., Term Loan B3 ,
(1-mo. CME Term SOFR + 3.75%),
9.18%
,
05/31/30 .................. 167 167,160
Bally's Corp., Facility Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.83%
,
10/02/28 .................. 1,165 1,086,979
Caesars Entertainment, Inc., Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.66%
,
02/06/30 ............ 1,123 1,121,251
Caesars Entertainment, Inc., Term Loan B1 ,
02/06/31
(q)
...................... 2,691 2,684,273
Carnival Corp., Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.00%),
8.34%
,
08/09/27 .................. 1,224 1,223,312
Churchill Downs, Inc., Term Loan B ,
(1-mo. CME Term SOFR + 2.00%),
7.43%
,
03/17/28 .................. 1,475 1,471,094
CML Lake Tahoe Resort Hotel, Term Loan ,
(1-mo. CME Term SOFR + 2.90%),
8.37%
,
10/25/26
(f)
................. 7,475 7,196,452
Equinox Holdings, Inc., 1st Lien Term Loan B1 ,
(3-mo. LIBOR USD at 1.00% Floor + 3.00%),
8.61%
,
03/08/24 .................. 3,124 3,078,716
Fertitta Entertainment LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33%
,
01/27/29 ............ 4,428 4,413,357
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Flutter Entertainment plc, Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.86% , 07/22/28 .......... USD 812 $ 811,213
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.70% , 11/25/30 ........... 2,438 2,425,810
Four Seasons Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.93%
,
11/30/29 ....... 3,302 3,300,305
Hilton Domestic Operating Co., Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 2.00%),
7.44%
,
11/08/30 .................. 2,953 2,951,842
IRB Holding Corp., Term Loan B , (1-mo. CME
Term SOFR at 0.75% Floor + 2.75%),
8.18%
,
12/15/27 .................. 2,660 2,652,249
Light and Wonder International, Inc., Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 8.08%
,
04/14/29 ........... 926 925,478
Merlin Buyer, Inc., Term Loan , 11/12/29
(q)
.... 1,213 1,204,658
Packers Holdings LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.69%
,
03/09/28 .................. 1,111 734,387
Penn Entertainment, Inc., Facility Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.18%
,
05/03/29 ............ 1,780 1,773,730
Playa Resorts Holding BV, Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.58%
,
01/05/29 .................. 650 648,888
Seaworld Parks & Entertainment, Inc., Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 7.83% - 7.84%
,
08/25/28 . 806 805,672
Station Casinos LLC, Facility Term Loan B1 ,
(1-mo. CME Term SOFR at 0.25% Floor +
2.25%), 7.68%
,
02/08/27 ............ 2,130 2,123,604
Whatabrands LLC, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
08/03/28 .................. 3,344 3,333,881
Wyndham Hotels & Resorts, Inc., Term Loan
B , (1-mo. CME Term SOFR + 2.25%),
7.68%
,
05/24/30 .................. 909 908,471
50,517,013
Household Durables — 0.1%
(a)
ACProducts Holdings, Inc., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.86%
,
05/17/28 .................. 1,465 1,263,568
Hunter Douglas Holding BV, Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.88%
,
02/26/29 ............ 2,195 2,155,487
Serta Simmons Bedding LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
7.50%), 12.96%
,
06/29/28 ............ 658 616,912
SWF Holdings I Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
4.00%), 9.45%
,
10/06/28 ............ 2,537 2,257,199
Weber-Stephen Products LLC, Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 8.70%
,
10/30/27 ............ 3,418 3,083,886
9,377,052
Household Products — 0.0%
Energizer Holdings, Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.70%
,
12/22/27
(a)
................. 527 524,604

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
— 0.0%
(a)
Calpine Corp., Term Loan , (1-mo. CME Term
SOFR + 2.00%), 7.47%
,
01/31/31 ...... USD 933 $ 924,137
Constellation Renewables LLC, Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
2.50%), 8.15%
,
12/15/27 ............ 1,253 1,247,886
2,172,023
Industrial Conglomerates — 0.0%
(a)
EMRLD Borrower LP, Term Loan B ,
(3-mo. CME Term SOFR + 3.00%),
8.31%
,
05/31/30 .................. 1,228 1,227,455
JFL-Tiger Acquisition Co., Inc. Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 10.32%
,
10/17/30 ............ 539 537,879
Minimax Viking GmbH, Facility Term Loan B1 ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.20%
,
07/31/28 ............ 197 196,764
1,962,098
Insurance — 0.2%
(a)
Alliant Holdings Intermediate LLC, Term Loan
B6 , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 8.83%
,
11/06/30 ........... 4,921 4,928,567
AmWINS Group, Inc., Term Loan
(1-mo. CME Term SOFR at 0.75% Floor +
2.25%), 7.70% , 02/19/28 .......... 2,074 2,062,995
(1-mo. CME Term SOFR at 0.75% Floor +
2.75%), 8.20% , 02/19/28 .......... 477 475,133
AssuredPartners, Inc., Term Loan
(1-mo. CME Term SOFR + 3.50%),
8.95% , 02/12/27 ................ 3,368 3,355,729
Baldwin Risk Partners LLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.95%
,
10/14/27 ............ 737 733,870
Hub International Ltd., Term Loan , 06/20/30
(q)
. 3,853 3,852,631
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan , (6-mo. CME Term
SOFR + 4.25%), 9.62%
,
03/15/30 ...... 1,136 1,135,296
Ryan Specialty Group LLC, Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.08%
,
09/01/27 .................. 2,366 2,364,097
USI, Inc., Term Loan , (3-mo. CME Term SOFR
+ 3.25%), 8.60%
,
09/27/30 ........... 1,105 1,102,699
USI, Inc., Term Loan B , (3-mo. CME Term
SOFR + 3.00%), 8.35%
,
11/22/29 ....... 3,210 3,204,614
23,215,631
Interactive Media & Services — 0.1%
(a)
Adevinta ASA, Facility Term Loan B2 , (3-mo.
CME Term SOFR at 0.75% Floor + 2.75%),
8.39%
,
06/26/28 .................. 601 600,625
Camelot US Acquisition LLC, Term Loan ,
01/31/31
(f) (q)
...................... 4,164 4,158,396
Grab Holdings, Inc., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 4.50%),
9.95%
,
01/29/26 .................. 929 927,035
5,686,056
IT Services — 0.1%
(a)
Asurion LLC, 2nd Lien Term Loan B3 ,
(1-mo. CME Term SOFR + 5.25%),
10.70%
,
01/31/28 ................. 1,054 1,008,077
Asurion LLC, 2nd Lien Term Loan B4 ,
(1-mo. CME Term SOFR + 5.25%),
10.70%
,
01/20/29 ................. 618 584,974
Security
Par (000)
Par (000) Value
IT Services (continued)
Asurion LLC, Term Loan B11 , (1-mo. CME Term
SOFR + 4.25%), 9.68%
,
08/19/28 ...... USD 664 $ 655,928
Asurion LLC, Term Loan B8 , (1-mo. CME Term
SOFR + 3.25%), 8.70%
,
12/23/26 ...... 2,164 2,153,808
Central Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 4.00%),
9.35%
,
07/06/29 .................. 2,995 2,998,290
Go Daddy Operating Co. LLC, Term Loan
B4 , (1-mo. CME Term SOFR + 2.00%),
7.45%
,
08/10/27 .................. 1,246 1,245,075
Go Daddy Operating Co. LLC, Term Loan B6 ,
(1-mo. CME Term SOFR + 2.00%), 7.33% -
7.34%
,
11/09/29 .................. 1,450 1,448,569
Sedgwick Claims Management Services, Inc.,
Term Loan , (1-mo. CME Term SOFR +
3.75%), 9.08%
,
02/24/28 ............ 3,725 3,724,251
Venga Finance SARL, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.40%
,
06/28/29 ................. 1,016 1,012,260
14,831,232
Leisure Products — 0.0%
(a)
Fender Musical Instruments Corp., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.44%
,
12/01/28 ............ 661 640,946
Topgolf Callaway Brands Corp., Term Loan ,
(1-mo. CME Term SOFR + 3.50%),
8.93%
,
03/15/30 .................. 1,006 1,003,134
1,644,080
Life Sciences Tools & Services — 0.1%
(a)
Avantor Funding, Inc., Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
11/08/27 .................. 1,052 1,050,419
Fortrea Holdings, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
07/01/30 .................. 455 454,487
ICON plc, Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.86% , 07/03/28 .......... 1,850 1,850,852
Maravai Intermediate Holdings LLC, Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.31%
,
10/19/27 ............ 934 923,528
Parexel International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.70%
,
11/15/28 ............. 2,470 2,462,298
Star Parent, Inc., Term Loan , (3-mo. CME Term
SOFR + 4.00%), 9.35%
,
09/27/30 ...... 1,052 1,026,447
7,768,031
Machinery — 0.3%
(a)
Albion Financing 3 SARL, Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.83%
,
08/17/26 ................. 1,778 1,783,300
Barnes Group, Inc., Term Loan , (1-mo. CME
Term SOFR + 3.00%), 8.43%
,
09/03/30 ... 924 923,418
Columbus McKinnon Corp., Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
8.39%
,
05/14/28 .................. 335 334,908
Filtration Group Corp., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.95% , 10/21/28 .......... 1,614 1,612,239
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 9.70% , 10/21/28 .......... 1,589 1,589,404

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Gardner Denver, Inc., Term Loan B2 ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
03/01/27 .................. USD 1,298 $ 1,299,170
Gates Global LLC, Term Loan B3 , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
7.93%
,
03/31/27 .................. 1,850 1,846,850
Generac Power Systems, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
12/13/26 .................. 325 324,493
Husky Injection Molding Systems Ltd., Term
Loan , (1-mo. CME Term SOFR + 3.00%),
8.45%
,
03/28/25 .................. 2,904 2,899,403
Indicor LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.35%
,
11/22/29 .................. 2,759 2,758,922
Ingersoll-Rand Services Co., Term Loan
B1 , (1-mo. CME Term SOFR + 1.75%),
7.18%
,
03/01/27 .................. 547 546,945
Madison IAQ LLC, Term Loan , (1-mo.
LIBOR USD at 0.50% Floor + 3.25%),
8.70%
,
06/21/28 .................. 3,199 3,171,461
Osmosis Buyer Ltd., Delayed Draw Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 2.13% - 9.59%
,
07/31/28 ....... 1,167 1,165,802
SPX Flow, Inc., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 4.50%),
9.93%
,
04/05/29 .................. 1,958 1,955,526
TK Elevator Midco GmbH, Facility Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 9.08%
,
07/30/27 ........... 3,663 3,661,627
Vertiv Group Corp., Term Loan B1 , (1-mo. CME
Term SOFR + 2.50%), 7.94%
,
03/02/27 ... 2,679 2,680,283
WEC US Holdings Ltd., Term Loan B ,
(1-mo. CME Term SOFR + 2.75%),
8.09%
,
01/27/31 .................. 1,210 1,202,813
29,756,564
Media — 0.1%
(a)
AVSC Holding Corp., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 1.00% Floor +
3.25%), 8.93%
,
03/03/25 ............ 1,232 1,210,768
AVSC Holding Corp., 1st Lien Term Loan
B3 , (3-mo. LIBOR USD + 15.00%),
15.00%
,
10/15/26 ................. 1,094 1,116,801
Charter Communications Operating LLC, Term
Loan B4 , (3-mo. CME Term SOFR + 2.00%),
7.33%
,
12/07/30 .................. 1,213 1,192,889
Clear Channel Outdoor Holdings, Inc., Term
Loan B , (3-mo. CME Term SOFR + 3.50%),
9.07%
,
08/21/26 .................. 932 921,220
CSC Holdings LLC, Term Loan , (1-mo. LIBOR
USD + 2.50%), 7.95%
,
04/15/27 ....... 1,294 1,229,331
DirecTV Financing LLC, Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.65%
,
08/02/27 ................. 1,164 1,162,459
ECL Entertainment LLC, Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.08%
,
09/03/30 ................. 532 531,933
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00%
Floor + 5.50%), 10.83%
,
06/30/28 ...... 903 900,386
Voyage Digital Ltd., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
9.37%
,
05/11/29
(f)
................. 1,246 1,245,720
Security
Par (000)
Par (000) Value
Media (continued)
Ziggo Financing Partnership, Facility Term
Loan I , (1-mo. CME Term SOFR + 2.50%),
7.95%
,
04/30/28 .................. USD 1,087 $ 1,061,184
10,572,691
Oil, Gas & Consumable Fuels — 0.1%
(a)
Ecopetrol SA, Term Loan , (1-mo. CME Term
SOFR + 0.00%), 10.14%
,
09/06/30
(f)
..... 3,000 2,977,500
Freeport LNG investments LLLP, Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
12/21/28 ............ 3,806 3,759,028
M6 ETX Holdings II Midco LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.94%
,
09/19/29 ............ 317 316,930
Medallion Midland Acquisition LP, Term
Loan , (3-mo. CME Term SOFR + 3.50%),
8.86%
,
10/18/28 .................. 2,361 2,365,403
Murphy Oil USA, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
7.19%
,
01/31/28 .................. 761 762,107
New Fortress Energy Inc., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 5.00%),
10.32%
,
10/30/28 ................. 1,792 1,791,104
11,972,072
Passenger Airlines — 0.1%
(a)
AAdvantage Loyalty IP Ltd., Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 4.75%),
10.33%
,
04/20/28 ................. 1,687 1,725,802
Air Canada, Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 3.50%),
9.14%
,
08/11/28 .................. 2,067 2,066,671
American Airlines, Inc., Term Loan
(6-mo. CME Term SOFR + 1.75%),
7.32% , 01/29/27 ................ 1,846 1,836,587
(6-mo. CME Term SOFR + 2.75%),
8.60% , 02/15/28 ................ 2,210 2,200,657
(3-mo. CME Term SOFR + 3.50%),
8.87% , 06/04/29 ................ 618 616,844
Mileage Plus Holdings LLC, Term Loan , (3-mo.
CME Term SOFR at 1.00% Floor + 5.25%),
10.77%
,
06/21/27 ................. 2,053 2,113,193
United AirLines, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
9.20%
,
04/21/28 .................. 1,773 1,773,163
WestJet Airlines Ltd., Term Loan , (1-mo. CME
Term SOFR at 1.00% Floor + 3.00%),
8.44%
,
12/11/26 .................. 1,123 1,120,158
13,453,075
Personal Care Products — 0.1%
Sunshine Luxembourg VII SARL, Facility Term
Loan B3 , (3-mo. CME Term SOFR at 0.75%
Floor + 3.50%), 8.95%
,
10/01/26
(a)
...... 5,238 5,237,205
Pharmaceuticals — 0.1%
(a)
Amneal Pharmaceuticals LLC, Term Loan ,
(1-mo. CME Term SOFR + 5.50%),
10.83%
,
05/04/28 ................. 1,219 1,207,989
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 4.25%),
9.58%
,
02/28/28 .................. 1,400 1,399,519
Bausch Health Cos., Inc., Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.69%
,
02/01/27 ................. 987 774,925

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Catalent Pharma Solutions, Inc., Term Loan B3 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 7.45%
,
02/22/28 ............ USD 2,611 $ 2,568,230
Elanco Animal Health, Inc., Term Loan ,
(1-mo. CME Term SOFR + 1.75%),
7.18%
,
08/01/27 .................. 1,250 1,225,002
Jazz Pharmaceuticals PLC, Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 8.45%
,
05/05/28 ............ 1,849 1,847,100
Organon & Co., Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
06/02/28 .................. 1,234 1,232,134
Perrigo Co. plc, Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.68%
,
04/20/29 .................. 947 942,268
Precision Medicine Group LLC, Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.00%), 8.45%
,
11/18/27 ............. 624 612,744
11,809,911
Professional Services — 0.2%
(a)
AlixPartners LLP, Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 2.75%),
8.20%
,
02/04/28 .................. 1,234 1,233,118
ASGN, Inc., Term Loan , (1-mo. CME Term
SOFR + 2.25%), 7.58%
,
08/30/30 ...... 439 440,107
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
8.95%
,
06/02/28 .................. 4,147 3,995,362
Dun & Bradstreet Corp. (The), Term Loan
B2 , (1-mo. CME Term SOFR + 2.75%),
8.09%
,
01/18/29 .................. 8,293 8,284,714
Element Materials Technology Group US
Holdings, Inc., Delayed Draw 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 9.70%
,
07/06/29 ....... 431 427,602
Element Materials Technology Group US
Holdings, Inc., Term Loan B , (3-mo. CME
Term SOFR at 0.50% Floor + 4.25%),
9.70%
,
07/06/29 .................. 935 927,298
FleetCor Technologies Operating Co. LLC, Term
Loan B4 , (1-mo. CME Term SOFR + 1.75%),
7.18%
,
04/28/28 .................. 946 943,422
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 10.06%
,
04/29/29
(f)
........... 1,077 926,238
Maximus, Inc., Term Loan B , (1-mo. CME Term
SOFR at 0.50% Floor + 0.00%), 0.00% -
7.43%
,
05/28/28 .................. 637 638,861
Trans Union LLC, Term Loan B5 , (1-mo. CME
Term SOFR + 1.75%), 7.19%
,
11/16/26 ... 1,123 1,120,659
Trans Union LLC, Term Loan B6 , (1-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.70%
,
12/01/28 .................. 1,603 1,600,965
VS Buyer LLC, Term Loan , (1-mo. CME Term
SOFR + 3.25%), 8.68%
,
02/28/27 ...... 2,019 2,018,078
22,556,424
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, Term
Loan
(a)
(1-mo. CME Term SOFR + 2.75%),
8.20% , 08/21/25 ................ 139 137,557
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 01/31/30 .......... 1,113 1,101,132
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 9.33% , 01/31/30
(f)
.......... USD 963 $ 955,778
2,194,467
Semiconductors & Semiconductor Equipment — 0.0%
(a)
MKS Instruments, Inc., Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
7.82%
,
08/17/29 .................. 2,137 2,121,943
Synaptics, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 2.25%),
7.87%
,
12/02/28 .................. 717 712,543
2,834,486
Software — 0.4%
(a)
Applied Systems, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.85%
,
09/18/26 ............ 1,061 1,063,339
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 12.10%
,
09/17/27 ............ 715 716,430
Barracuda Parent LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.81%
,
08/15/29 ............ 585 567,560
CCC Intelligent Solutions, Inc., Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 7.70%
,
09/21/28 ............ 2,029 2,023,031
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 9.95%
,
03/30/29 ............ 5,974 5,858,335
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
10/08/28
(f)
................. 540 532,057
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
11.43%
,
10/08/29 ................. 1,397 1,348,692
Delta Topco, Inc., 2nd Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 7.25%),
12.62%
,
12/01/28 ................. 394 393,114
Epicor Software Corp., Term Loan C , (1-mo.
CME Term SOFR at 0.75% Floor + 3.25%),
8.70%
,
07/30/27 .................. 886 886,256
Gen Digital, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
7.43%
,
09/12/29 .................. 1,564 1,558,749
Genesys Cloud Services Holdings I LLC, Term
Loan , (1-mo. CME Term SOFR at 0.75%
Floor + 4.00%), 9.45%
,
12/01/27 ....... 1,845 1,845,469
Informatica LLC, Term Loan , (1-mo. CME Term
SOFR + 2.75%), 8.20%
,
10/27/28 ...... 2,839 2,831,428
Magenta Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 10.57%
,
07/27/28 ............ 1,187 770,999
Magenta Buyer LLC, 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
8.25%), 13.82%
,
07/27/29 ............ 2,926 1,021,000
McAfee Corp., Term Loan B1 , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.18%
,
03/01/29 .................. 2,910 2,879,104
MH Sub I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.58%
,
05/03/28 .................. 2,201 2,153,229
MH Sub I LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR + 6.25%),
11.58%
,
02/23/29 ................. 2,119 2,025,775

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Proofpoint, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
8.70%
,
08/31/28 .................. USD 4,027 $ 3,996,329
RealPage, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
8.45%
,
04/24/28 .................. 4,217 4,123,709
Sophia LP, 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
8.93%
,
10/07/27 .................. 1,851 1,846,525
SS&C Technologies Holdings, Inc., Term Loan
B3 , (1-mo. CME Term SOFR + 1.75%),
7.20%
,
04/16/25 .................. 793 792,532
SS&C Technologies Holdings, Inc., Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
7.20%
,
04/16/25 .................. 749 748,299
UKG, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 05/04/26 .......... 660 660,279
(3-mo. CME Term SOFR + 3.75%),
9.16% , 05/04/26 ................ 1,124 1,123,716
(3-mo. CME Term SOFR + 0.04%),
0.00% , 02/10/31
(f)
............... 1,272 1,273,558
UKG, Inc., 2nd Lien Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 5.25%),
10.68%
,
05/03/27 ................. 1,433 1,432,313
Voyage Australia Pty Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 9.08%
,
07/20/28 ............ 288 287,348
44,759,175
Specialty Retail — 0.1%
(a)
EG Group Ltd., Facility Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
10.01%
,
03/31/26 ................. 609 607,964
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.75% Floor + 3.75%), 9.08%
,
05/04/28 .. 2,618 2,615,063
PetSmart LLC, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 3.75%),
9.18%
,
02/11/28 .................. 1,858 1,847,561
Pilot Travel Centers LLC, Term Loan B ,
(1-mo. CME Term SOFR + 2.00%),
7.43%
,
08/04/28 .................. 1,484 1,481,227
Restoration Hardware, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 7.95% , 10/20/28 .......... 545 521,794
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 10/20/28 .......... 588 566,263
RVR Dealership Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.19%
,
02/08/28 ............ 200 182,017
7,821,889
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Crocs, Inc., Term Loan , (3-mo. CME
Term SOFR at 0.50% Floor + 3.00%),
8.50%
,
02/20/29 .................. 643 642,861
Hanesbrands, Inc., Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 3.75%),
9.08%
,
03/08/30 .................. 429 426,670
1,069,531
Security
Par (000)
Par (000) Value
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, Term Loan B , (1-mo.
CME Term SOFR + 2.50%), 7.94% -
8.06%
,
07/27/28 .................. USD 3,496 $ 3,490,297
Foundation Building Materials, Inc., Term Loan ,
01/29/31
(q)
...................... 1,655 1,645,434
SRS Distribution, Inc., Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 8.68% , 06/02/28 .......... 673 668,930
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.95% , 06/02/28 .......... 3,331 3,310,425
TMK Hawk Parent Corp., Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 5.25%),
10.58%
,
06/30/29
(f)
................ 1,281 1,033,073
10,148,159
Transportation Infrastructure — 0.0%
(a)
Apple Bidco LLC, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 8.20% , 09/22/28 .......... 1,205 1,197,149
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.83% , 09/22/28 .......... 931 929,280
OLA Netherlands BV, Term Loan , (1-mo. CME
Term SOFR at 0.75% Floor + 6.25%),
11.69%
,
12/15/26
(f)
................. 1,262 1,252,151
Rand Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR + 4.25%),
9.60%
,
03/17/30 .................. 494 491,528
3,870,108
Wireless Telecommunication Services — 0.0%
(a)
Digicel International Finance Ltd. 1st LienTerm
Loan , (3-mo. CME Term SOFR at 0.50%
Cap + 6.75%), 12.06%
,
05/25/27
(f)
...... 939 889,770
Gogo Intermediate Holdings LLC, Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.75%), 9.20%
,
04/30/28 ............ 706 703,889
SBA Senior Finance II LLC, Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
7.34%
,
01/25/31 .................. 1,521 1,518,418
3,112,077
Total Floating Rate Loan Interests — 6 .2%
(Cost: $ 729,781,890 ) .............................. 701,019,262
Foreign Agency Obligations
Brazil — 0.0%
Centrais Eletricas Brasileiras SA , 3.63%
,
02/04/25
(c)
...................... 1,217 1,179,151
Chile — 0.1%
Banco del Estado de Chile , 2.70%
,
01/09/25
(c)
2,475 2,397,037
Corp. Nacional del Cobre de Chile
3.63% , 08/01/27
(c)
................. 1,001 944,944
3.75% , 01/15/31
(b)
................. 975 868,725
Empresa Nacional del Petroleo , 6.15%
,
05/10/33
(b)
...................... 1,315 1,309,964
5,520,670
Colombia — 0.1%
Ecopetrol SA
5.38% , 06/26/26 .................. 2,445 2,406,980
8.88% , 01/13/33 .................. 1,983 2,091,768
4,498,748
Finland — 0.0%
Finnair OYJ , 4.25%
,
05/19/25
(c)
.......... EUR 500 530,770

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France — 0.1%
Electricite de France SA
(a)(k)
(6-Year EUR Swap Annual + 3.44%),
4.00%
(c)
...................... EUR 900 $ 962,904
(12-Year EUR Swap Annual + 3.79%),
5.38%
(c)
...................... 1,200 1,292,949
(13-Year GBP Swap Semi + 4.23%),
6.00%
(c)
...................... GBP 200 247,179
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(c)
................ EUR 600 606,208
(5-Year EUR Swap Annual + 3.20%),
3.00%
(c)
...................... 1,000 994,773
(5-Year EUR Swap Annual + 3.97%),
3.38%
(c)
...................... 3,800 3,644,661
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.41%),
9.13%
(b)
...................... USD 500 558,411
8,307,085
Hungary — 0.0%
Magyar Export-Import Bank Zrt. , 6.13%
,
12/04/27
(b)
...................... 2,390 2,416,888
Indonesia — 0.0%
Pertamina Persero PT , 3.10%
,
08/27/30
(c)
... 2,556 2,271,645
Ireland — 0.1%
AIB Group plc
(a)(c)
(5-Year EUR Swap Annual + 5.70%),
5.25%
(k)
...................... EUR 6,679 7,112,974
(5-Year EUR Swap Annual + 6.63%),
6.25%
(k)
...................... 5,653 6,038,367
(5-Year EUR Swap Annual + 2.15%),
1.88% , 11/19/29 ................ 726 766,875
13,918,216
Italy — 0.1%
(c)
Banca Monte dei Paschi di Siena SpA
3.63% , 09/24/24 .................. 694 743,850
(3-mo. EURIBOR + 3.21%), 6.75% ,
03/02/26
(a)
.................... 2,106 2,311,486
Poste Italiane SpA , (5-Year EURIBOR ICE
Swap Rate + 2.68%), 2.63%
(a) (k)
........ 1,275 1,156,396
4,211,732
Mexico — 0.1%
Comision Federal de Electricidad , 4.69%
,
05/15/29
(b)
...................... USD 1,447 1,359,276
Petroleos Mexicanos
3.75% , 02/21/24
(c)
................. EUR 1,272 1,371,214
6.88% , 08/04/26 .................. USD 1,121 1,088,939
8.75% , 06/02/29 .................. 1,405 1,352,486
5.95% , 01/28/31 .................. 4,027 3,149,114
6.70% , 02/16/32 .................. 4,397 3,567,946
6.75% , 09/21/47 .................. 605 387,018
12,275,993
Morocco — 0.0%
OCP SA , 3.75%
,
06/23/31
(c)
............. 2,969 2,500,937
Panama — 0.0%
(b)
Aeropuerto Internacional de Tocumen SA
4.00% , 08/11/41 .................. 2,455 1,821,303
5.13% , 08/11/61 .................. 1,525 1,119,762
Banco Latinoamericano de Comercio Exterior
SA , 2.38%
,
09/14/25 ............... 1,212 1,141,498
4,082,563
Security
Par (000)
Par (000) Value
Poland — 0.0%
Bank Gospodarstwa Krajowego
(b)
6.25% , 10/31/28 .................. USD 934 $ 980,700
5.38% , 05/22/33 .................. 1,496 1,499,590
2,480,290
Total Foreign Agency Obligations — 0 .6%
(Cost: $ 67,728,897 ) ............................... 64,194,688
Foreign Government Obligations
Bahrain — 0.0%
Kingdom of Bahrain
(c)
7.38% , 05/14/30 .................. 1,245 1,283,906
5.45% , 09/16/32 .................. 950 856,188
7.50% , 09/20/47 .................. 1,274 1,170,360
3,310,454
Brazil — 0.0%
Federative Republic of Brazil , 7.13%
,
05/13/54 2,492 2,489,508
Chile — 0.0%
Republic of Chile , 3.10%
,
05/07/41 ........ 3,825 2,859,188
Colombia — 0.1%
Republic of Colombia
4.50% , 01/28/26 .................. 1,834 1,796,747
3.88% , 03/22/26 .................. EUR 436 461,762
3.88% , 04/25/27 .................. USD 2,327 2,202,505
3.25% , 04/22/32 .................. 1,797 1,398,964
8.00% , 04/20/33 .................. 2,267 2,403,728
8.00% , 11/14/35 .................. 870 914,370
8.75% , 11/14/53 .................. 495 538,313
9,716,389
Costa Rica — 0.0%
Republic of Costa Rica , 6.55%
,
04/03/34
(c)
... 1,108 1,133,484
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95% , 01/25/27
(c)
................. 1,660 1,660,830
5.50% , 02/22/29
(b)
................. 1,110 1,073,592
5.50% , 02/22/29
(c)
................. 1,425 1,378,260
7.05% , 02/03/31
(b)
................. 1,360 1,413,040
4.88% , 09/23/32
(b)
................. 1,118 997,815
5.30% , 01/21/41
(c)
................. 862 724,942
7,248,479
Egypt — 0.0%
Arab Republic of Egypt , 6.38%
,
04/11/31
(b)
... EUR 952 655,877
Guatemala — 0.1%
Republic of Guatemala
5.25% , 08/10/29
(c)
................. USD 1,020 987,870
5.25% , 08/10/29
(b)
................. 1,535 1,486,648
7.05% , 10/04/32
(b)
................. 2,242 2,356,342
3.70% , 10/07/33
(c)
................. 958 787,955
6.60% , 06/13/36
(b)
................. 1,070 1,084,445
4.65% , 10/07/41
(b)
................. 2,010 1,611,015
8,314,275
Hungary — 0.1%
Hungary Government Bond
5.38% , 03/25/24 .................. 526 524,922
5.25% , 06/16/29
(b)
................. 3,370 3,336,300
5.38% , 09/12/33
(c)
................. EUR 2,184 2,452,062
5.50% , 03/26/36
(b)
................. USD 954 935,993
7,249,277

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia — 0.0%
Perusahaan Penerbit SBSN Indonesia III ,
4.40%
,
06/06/27
(b)
................. USD 903 $ 892,559
Republic of Indonesia , 4.75%
,
02/11/29 ..... 1,327 1,326,585
2,219,144
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
................. 3,750 3,651,562
5.88% , 10/17/31
(c)
................. EUR 782 761,970
8.25% , 01/30/37
(b)
................. USD 792 792,792
5,206,324
Mexico — 0.1%
United Mexican States
3.75% , 01/11/28 .................. 1,200 1,150,800
4.50% , 04/22/29 .................. 2,349 2,297,322
6.35% , 02/09/35 .................. 770 800,877
4.75% , 03/08/44 .................. 2,180 1,823,570
6.34% , 05/04/53 .................. 1,925 1,913,450
6.40% , 05/07/54 .................. 1,207 1,210,138
9,196,157
Morocco — 0.0%
Kingdom of Morocco
2.38% , 12/15/27
(c)
................. 1,125 1,006,875
5.95% , 03/08/28
(b)
................. 812 828,240
1,835,115
Nigeria — 0.0%
Federal Republic of Nigeria
8.38% , 03/24/29
(b)
................. 1,416 1,325,730
7.63% , 11/28/47
(c)
................. 3,060 2,321,775
3,647,505
North Macedonia — 0.0%
Republic of North Macedonia , 6.96%
,
03/13/27
(c)
...................... EUR 1,074 1,212,902
Oman — 0.0%
(c)
Oman Government Bond , 6.50%
,
03/08/47 .. USD 1,889 1,860,429
Oman Sovereign Sukuk SAOC , 4.40%
,
06/01/24 ....................... 1,165 1,155,097
3,015,526
Panama — 0.1%
Republic of Panama
2.25% , 09/29/32 .................. 2,472 1,748,940
3.30% , 01/19/33 .................. 1,160 890,300
4.50% , 05/15/47 .................. 2,304 1,552,896
6.85% , 03/28/54 .................. 2,424 2,157,360
6,349,496
Paraguay — 0.0%
Republic of Paraguay
(c)
5.00% , 04/15/26 .................. 888 883,835
2.74% , 01/29/33 .................. 1,046 843,076
5.60% , 03/13/48 .................. 831 740,006
2,466,917
Peru — 0.1%
Republic of Peru
7.35% , 07/21/25 .................. 1,902 1,959,655
2.78% , 01/23/31 .................. 1,546 1,334,971
3.00% , 01/15/34 .................. 3,027 2,521,188
5,815,814
Philippines — 0.0%
Republic of Philippines
3.70% , 03/01/41 .................. 1,249 1,032,123
Security
Par (000)
Par (000) Value
Philippines (continued)
2.95% , 05/05/45 .................. USD 1,419 $ 1,002,325
2,034,448
Poland — 0.0%
Republic of Poland
5.75% , 11/16/32 .................. 1,735 1,839,829
5.50% , 04/04/53 .................. 1,127 1,139,228
2,979,057
Romania — 0.1%
Romania Government Bond
5.25% , 11/25/27
(b)
................. 1,390 1,373,515
2.88% , 03/11/29
(c)
................. EUR 2,815 2,772,178
2.50% , 02/08/30
(c)
................. 2,450 2,320,060
2.12% , 07/16/31
(c)
................. 2,455 2,136,689
7.63% , 01/17/53
(b)
................. USD 502 559,730
9,162,172
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
3.25% , 11/17/51
(c)
................. 3,609 2,390,962
5.00% , 01/18/53
(b)
................. 3,017 2,681,359
5,072,321
South Africa — 0.1%
Republic of South Africa
4.85% , 09/30/29 .................. 933 848,050
5.88% , 04/20/32 .................. 1,849 1,696,273
5.00% , 10/12/46 .................. 4,685 3,244,362
5,788,685
Ukraine — 0.0%
Ukraine Government Bond
(e)(l)
8.99% , 02/01/26
(c)
................. 1,489 429,577
7.25% , 03/15/35
(b)
................. 1,348 304,985
734,562
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.75%
,
10/28/34 2,457 2,632,654
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond ,
7.85%
,
10/12/28
(b)
................. 1,101 1,141,187
Total Foreign Government Obligations — 1 .0%
(Cost: $ 118,264,251 ) .............................. 113,486,917
Shares
Shares
Investment Companies
(r)
iShares Core Dividend Growth ETF ....... 5,755,819 313,692,136
iShares iBoxx $ High Yield Corporate Bond
ETF
(g)
......................... 2,987,634 231,481,882
Total Investment Companies — 4 .8%
(Cost: $ 515,522,374 ) .............................. 545,174,018
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.0%
Adjustable Rate Mortgage Trust
(a)
Series 2005-8, Class 2A1, 4.49%, 11/25/35 1,213 1,011,980
Series 2005-8, Class 7A2, (1-mo. CME Term
SOFR at 0.56% Floor and 11.00% Cap +
0.67%), 6.01%, 11/25/35 ........... 433 416,161

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2005-9, Class 5A1, (1-mo. CME Term
SOFR at 0.54% Floor and 11.00% Cap +
0.65%), 5.99%, 11/25/35 ........... USD 213 $ 210,474
Alternative Loan Trust
Series 2005-16, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.65% Floor + 1.65%), 6.70%,
06/25/35
(a)
.................... 372 320,891
Series 2005-36, Class 2A1A, (1-mo. CME
Term SOFR at 0.62% Floor and 11.00%
Cap + 0.73%), 6.07%, 08/25/35
(a)
..... 904 791,298
Series 2005-61, Class 1A1, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
5.97%, 12/25/35
(a)
............... 163 141,745
Series 2005-63, Class 3A3, 4.68%,
11/25/35
(a)
.................... 1,534 1,342,263
Series 2005-63, Class 5A1, 4.55%,
12/25/35
(a)
.................... 27 24,219
Series 2005-64CB, Class 1A1, 5.50%,
12/25/35 ..................... 42 36,918
Series 2005-76, Class 2A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.00% Floor +
1.00%), 6.06%, 02/25/36
(a)
......... 3,395 3,035,682
Series 2006-11CB, Class 1A5, 6.00%,
05/25/36 ..................... 605 339,887
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ..................... 967 450,535
Series 2006-20CB, Class A9, 6.00%,
07/25/36 ..................... 440 188,936
Series 2006-2CB, Class A6, 5.50%,
03/25/36 ..................... 677 277,183
Series 2006-45T1, Class 1A10, 6.00%,
02/25/37 ..................... 2,644 1,095,330
Series 2006-45T1, Class 2A2, 6.00%,
02/25/37 ..................... 1,708 920,101
Series 2006-7CB, Class 1A6, 6.00%,
05/25/36 ..................... 770 425,749
Series 2006-9T1, Class A7, 6.00%, 05/25/36 309 125,828
Series 2006-J7, Class 2A1, (1-mo. LIBOR
USD at 1.50% Floor + 1.50%), 6.97%,
11/20/46
(a)
.................... 2,929 2,182,471
Series 2006-J8, Class A5, 6.00%, 02/25/37 1,193 512,825
Series 2006-OA14, Class 1A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.73% Floor and
2.00% Cap + 1.73%), 6.79%, 11/25/46
(a)
4,620 3,578,373
Series 2006-OA14, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.83%, 11/25/46
(a)
............... 1,972 1,810,981
Series 2006-OA14, Class 3A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.91%, 11/25/46
(a)
......... 6,322 5,532,371
Series 2006-OA16, Class A2, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
5.83%, 10/25/46
(a)
............... 266 237,930
Series 2006-OA2, Class A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.87%, 05/20/46
(a)
............... 1,157 967,357
Series 2006-OA3, Class 2A1, (1-mo. CME
Term SOFR at 0.42% Floor + 0.53%),
5.87%, 05/25/36
(a)
............... 5,804 5,088,023
Series 2006-OA8, Class 1A1, (1-mo. CME
Term SOFR at 0.19% Floor + 0.49%),
5.83%, 07/25/46
(a)
............... 7,848 6,606,059
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-12T1, Class A22, 5.75%,
06/25/37 ..................... USD 1,729 $ 776,034
Series 2007-12T1, Class A5, 6.00%,
06/25/37 ..................... 384 179,193
Series 2007-15CB, Class A7, 6.00%,
07/25/37 ..................... 231 137,866
Series 2007-18CB, Class 2A25, 6.00%,
08/25/37 ..................... 210 130,084
Series 2007-19, Class 1A4, 6.00%, 08/25/37 1,143 580,126
Series 2007-19, Class 1A8, 6.00%, 08/25/37 556 282,254
Series 2007-25, Class 1A3, 6.50%, 11/25/37 3,035 1,409,674
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ..................... 442 216,064
Series 2007-9T1, Class 2A1, 6.00%,
05/25/37 ..................... 3,145 1,426,256
Series 2007-9T1, Class 2A2, 6.00%,
05/25/37 ..................... 540 244,821
Series 2007-AL1, Class A1, (1-mo. CME
Term SOFR at 0.25% Floor + 0.36%),
5.70%, 06/25/37
(a)
............... 5,091 4,030,478
Series 2007-J1, Class 2A5, 6.00%, 03/25/37 1,521 568,115
Series 2007-OA11, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 1.38% Floor +
1.38%), 6.44%, 11/25/47
(a)
......... 1,270 1,022,221
Series 2007-OA3, Class 1A1, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
5.73%, 04/25/47
(a)
............... 7,687 6,713,896
Series 2007-OA4, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%),
5.79%, 05/25/47
(a)
............... 2,953 2,483,973
Series 2007-OA8, Class 2A1, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.81%, 06/25/47
(a)
............... 6,152 4,553,512
Alternative Loan Trust Resecuritization, Series
2006-22R, Class 1A6, 6.00%, 05/25/36 ... 945 531,412
American Home Mortgage Assets Trust
Series 2006-3, Class 1A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.97% Floor + 0.97%), 6.03%,
10/25/46
(a)
.................... 7,934 6,479,949
Series 2006-3, Class 2A11, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.94% Floor +
0.94%), 6.00%, 10/25/46
(a)
......... 4,308 2,885,298
Series 2007-3, Class 22A1, 6.75%,
06/25/37
(d)
.................... 492 416,339
Banc of America Funding Trust
(a)
Series 2006-7, Class T2A3, 5.69%, 10/25/36 264 224,303
Series 2006-D, Class 6A1, 3.45%, 05/20/36 250 201,727
Series 2007-D, Class 1A1, (1-mo. CME Term
SOFR at 0.42% Floor + 0.53%), 5.87%,
06/20/47 ..................... 956 738,750
Bayview Commercial Asset Trust, Series 2007-
4A, Class A1, (1-mo. CME Term SOFR at
0.68% Floor + 0.79%), 6.13%, 09/25/37
(a) (b)
667 610,862
Bear Stearns ALT-A Trust, Series 2006-2, Class
11A1, (1-mo. CME Term SOFR at 0.44%
Floor and 11.50% Cap + 0.55%), 5.89%,
04/25/36
(a)
...................... 3,424 3,004,734
Bear Stearns Asset-Backed Securities I Trust
(d)
Series 2005-AC9, Class A5, 6.25%,
12/25/35 ..................... 604 516,175
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36 ..................... 631 462,358

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Bear Stearns Mortgage Funding Trust
(a)
Series 2007-AR2, Class A1, (1-mo. CME
Term SOFR at 0.34% Floor and 10.50%
Cap + 0.45%), 5.79%, 03/25/37 ...... USD 941 $ 861,487
Series 2007-AR3, Class 1A1, (1-mo. CME
Term SOFR at 0.14% Floor and 10.50%
Cap + 0.25%), 5.59%, 03/25/37 ...... 1,437 1,207,113
Series 2007-AR4, Class 1A1, (1-mo. CME
Term SOFR at 0.40% Floor and 10.50%
Cap + 0.51%), 5.85%, 09/25/47 ...... 1,622 1,442,482
CHL Mortgage Pass-Through Trust
Series 2005-11, Class 4A1, (1-mo. CME
Term SOFR at 0.27% Floor and 10.50%
Cap + 0.38%), 5.72%, 04/25/35
(a)
..... 730 658,429
Series 2005-9, Class 1A1, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 6.05%,
05/25/35
(a)
.................... 2,228 1,793,607
Series 2006-OA4, Class A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.96% Floor +
0.96%), 6.02%, 04/25/46
(a)
......... 2,560 769,306
Series 2007-21, Class 1A1, 6.25%, 02/25/38 137 66,104
Series 2007-J2, Class 2A6, 6.00%, 07/25/37 616 222,880
Series 2007-J2, Class 2A8, 6.00%, 07/25/37 941 340,341
CHNGE Mortgage Trust
(a)(b)
Series 2022-2, Class A1, 3.76%, 03/25/67 . 7,880 7,415,462
Series 2022-3, Class A1, 5.00%, 05/25/67 . 8,238 8,097,928
CitiMortgage Alternative Loan Trust, Series
2007-A1, Class 1A5, 6.00%, 01/25/37 .... 57 50,457
COLT Mortgage Loan Trust, Series 2022-5,
Class A1, 4.55%, 04/25/67
(a) (b)
......... 3,916 3,854,179
CSMC Trust
(b)
Series 2008-2R, Class 1A1, 6.00%,
07/25/37 ..................... 285 237,939
Series 2011-4R, Class 1A2, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
6.96%, 09/27/37
(a)
............... 4,196 3,397,726
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(a)
.................... 1,441 1,414,982
Deutsche Alt-A Securities Mortgage Loan
Trust, Series 2007-OA4, Class 3A1, (1-mo.
CME Term SOFR at 0.38% Floor + 0.49%),
5.83%, 08/25/47
(a)
................. 10,085 8,014,013
Ellington Financial Mortgage Trust, Series
2021-2, Class A1, 0.93%, 06/25/66
(a) (b)
... 1,993 1,619,418
First Horizon Alternative Mortgage Securities
Trust, Series 2006-AA8, Class 1A1, 5.34%,
02/25/37
(a)
...................... 863 505,659
GCAT Trust, Series 2022-NQM3, Class A1,
4.35%, 04/25/67
(a) (b)
................ 14,131 13,622,363
GMACM Mortgage Loan Trust, Series 2005-
AR2, Class 4A, 3.53%, 05/25/35
(a)
...... 19 15,220
GreenPoint Mortgage Funding Trust
(a)
Series 2006-AR1, Class GA1B, (1-mo. CME
Term SOFR at 0.17% Floor + 0.28%),
5.62%, 02/25/36 ................ 1,926 1,653,750
Series 2006-AR2, Class 4A1, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 2.00% Floor and
10.50% Cap + 2.00%), 7.06%, 03/25/36 945 828,207
Impac CMB Trust, Series 2005-6, Class 1A1,
(1-mo. CME Term SOFR at 0.50% Floor and
11.00% Cap + 0.61%), 5.95%, 10/25/35
(a)
. 1,121 971,863
IndyMac IMSC Mortgage Loan Trust
Series 2007-F2, Class 1A4, 6.00%, 07/25/37 563 402,361
Series 2007-F2, Class 2A1, 6.50%, 07/25/37 2,223 691,113
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
IndyMac INDX Mortgage Loan Trust
(a)
Series 2007-AR15, Class 1A1, 3.86%,
08/25/37 ..................... USD 92 $ 64,320
Series 2007-AR15, Class 2A1, 3.32%,
08/25/37 ..................... 469 330,429
Merrill Lynch Mortgage Investors Trust
(a)
Series 2005-A9, Class 2A1E, 5.63%,
12/25/35 ..................... 291 263,765
Series 2006-1, Class 2A1, 5.21%, 02/25/36 248 241,009
MFA Trust, Series 2023-NQM2, Class A1,
4.40%, 03/25/68
(b) (d)
................ 12,582 12,215,246
MFRA Trust, Series 2022-CHM1, Class M1,
4.57%, 09/25/56
(a) (b)
................ 4,000 3,516,498
Mill City Mortgage Loan Trust, Series 2023-
NQM1, Class A1, 6.05%, 10/25/67
(b) (d)
.... 4,820 4,853,210
Prime Mortgage Trust, Series 2006-DR1, Class
2A1, 5.50%, 05/25/35
(b)
.............. 276 237,566
RALI Trust, Series 2007-QS4, Class 3A2,
6.00%, 03/25/37 .................. 137 112,515
Ready Capital Mortgage Financing LLC, Series
2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.37% Floor + 2.55%), 7.89%,
10/25/39
(a) (b)
..................... 4,968 4,992,623
Residential Asset Securitization Trust, Series
2006-A15, Class A12, 6.25%, 01/25/37 ... 308 110,544
RFMSI Trust, Series 2007-S7, Class A20,
6.00%, 07/25/37 .................. 32 24,186
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A1A, 4.10%, 07/25/57
(b) (d)
.... 14,849 14,207,960
Structured Adjustable Rate Mortgage Loan
Trust, Series 2007-3, Class 3A1, 4.24%,
04/25/47
(a)
...................... 184 84,832
Structured Asset Mortgage Investments II
Trust
(a)
Series 2006-AR2, Class A1, (1-mo. CME
Term SOFR at 0.46% Floor and 10.50%
Cap + 0.57%), 5.91%, 02/25/36 ...... 440 369,508
Series 2006-AR4, Class 3A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.83%, 06/25/36 ...... 6,933 5,814,621
Series 2006-AR6, Class 2A1, (1-mo. CME
Term SOFR at 0.38% Floor and 10.50%
Cap + 0.49%), 5.83%, 07/25/46 ...... 8,678 5,994,224
Series 2007-AR4, Class GA4B, (1-mo. CME
Term SOFR at 0.36% Floor + 0.47%),
5.81%, 09/25/47 ................ 1,602 1,422,884
Verus Securitization Trust, Series 2022-3, Class
A1, 4.13%, 02/25/67
(b) (d)
............. 10,046 9,430,553
Vista Point Securitization Trust, Series 2020-1,
Class B1, 5.38%, 03/25/65
(a) (b)
......... 2,800 2,732,039
WaMu Mortgage Pass-Through Certificates
Trust
(a)
Series 2007-OA5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.75% Floor +
0.75%), 5.81%, 06/25/47 .......... 4,896 3,895,851
Series 2007-OA6, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.81% Floor +
0.81%), 5.87%, 07/25/47 .......... 2,662 2,100,056
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust
Series 2006-8, Class A5, 4.15%, 10/25/36
(d)
1,022 349,246

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2006-AR5, Class 1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.98% Floor +
0.98%), 6.04%, 06/25/46
(a)
......... USD 3,051 $ 2,115,061
Series 2006-AR8, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.85% Floor +
0.85%), 5.91%, 10/25/46
(a)
......... 4,335 3,394,014
Series 2007-OA1, Class 2A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.72% Floor +
0.72%), 5.78%, 12/25/46
(a)
......... 3,721 2,817,434
Series 2007-OA5, Class A1A, (Federal
Reserve US 12 Month Cumulative
Average 1 Year CMT at 0.84% Floor +
0.84%), 5.90%, 05/25/47
(a)
......... 2,200 1,794,104
222,136,731
Commercial Mortgage-Backed Securities — 3.4%
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
1.48% Floor + 2.42%), 7.76%, 09/15/34
(a) (b)
10,568 9,659,154
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.10%
Floor + 2.27%), 7.61%, 04/15/35
(a) (b)
..... 3,467 3,343,253
Atrium Hotel Portfolio Trust, Series 2017-ATRM,
Class D, (1-mo. CME Term SOFR at 1.95%
Floor + 2.25%), 7.58%, 12/15/36
(a) (b)
..... 3,624 3,262,579
BAMLL Commercial Mortgage Securities Trust
(a)
(b)
Series 2017-SCH, Class CL, (1-mo. CME
Term SOFR at 1.50% Floor + 1.55%),
6.88%, 11/15/32 ................ 3,225 2,726,854
Series 2017-SCH, Class DL, (1-mo. CME
Term SOFR at 2.00% Floor + 2.05%),
7.38%, 11/15/32 ................ 3,965 3,256,299
Series 2018-DSNY, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.00%),
7.33%, 09/15/34 ................ 11,982 11,842,083
Bayview Commercial Asset Trust
(a)(b)
Series 2005-2A, Class A1, (1-mo. CME Term
SOFR + 0.58%), 5.92%, 08/25/35 .... 2,154 1,984,529
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR + 0.59%), 5.93%, 11/25/35 ..... 534 491,097
Series 2007-1, Class A1, (1-mo. CME Term
SOFR + 0.44%), 5.78%, 03/25/37 .... 1,709 1,564,934
Series 2007-3, Class A2, (1-mo. CME Term
SOFR + 0.55%), 5.89%, 07/25/37 .... 2,838 2,542,381
Series 2007-6A, Class A4A, (1-mo. CME
Term SOFR + 1.61%), 6.95%, 12/25/37 . 1,599 1,362,900
BBCMS Mortgage Trust, Series 2018-CHRS,
Class E, 4.41%, 08/05/38
(a) (b)
.......... 1,750 1,235,496
BB-UBS Trust, Series 2012-SHOW, Class E,
4.16%, 11/05/36
(a) (b)
................ 2,672 2,310,839
BDS LLC, Series 2022-FL12, Class A, (1-mo.
CME Term SOFR at 2.14% Floor + 2.14%),
7.47%, 08/19/38
(a) (b)
................ 2,860 2,867,123
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
9.15%, 10/15/35
(a) (b)
................ 2,433 255,714
BPR Trust, Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor + 3.71%),
9.05%, 09/15/38
(a) (b)
................ 4,495 4,420,552
BWAY Mortgage Trust
(b)
Series 2013-1515, Class D, 3.63%, 03/10/33 3,600 3,150,079
Series 2013-1515, Class E, 3.72%, 03/10/33 2,000 1,693,702
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(a)(b)
Series 2019-XL, Class G, (1-mo. CME Term
SOFR at 2.41% Floor + 2.41%), 7.75%,
10/15/36 ..................... USD 6,375 $ 6,311,251
Series 2019-XL, Class J, (1-mo. CME Term
SOFR at 2.76% Floor + 2.76%), 8.10%,
10/15/36 ..................... 5,100 4,957,026
Series 2021-NWM, Class A, (1-mo. CME
Term SOFR at 0.91% Floor + 1.02%),
6.36%, 02/15/33 ................ 12,383 12,102,923
Series 2021-NWM, Class B, (1-mo. CME
Term SOFR at 2.15% Floor + 2.26%),
7.60%, 02/15/33 ................ 7,261 7,142,419
Series 2021-NWM, Class C, (1-mo. CME
Term SOFR at 4.25% Floor + 4.36%),
9.70%, 02/15/33 ................ 4,795 4,706,519
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
8.25%, 06/15/38 ................ 4,576 4,448,511
Series 2021-VINO, Class F, (1-mo. CME
Term SOFR at 2.92% Floor + 2.92%),
8.25%, 05/15/38 ................ 7,804 7,589,320
Series 2021-XL2, Class F, (1-mo. CME Term
SOFR at 2.24% Floor + 2.36%), 7.69%,
10/15/38 ..................... 7,037 6,835,047
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
9.22%, 06/15/27 ................ 3,670 3,676,881
BX Trust
(a)(b)
Series 2021-ARIA, Class G, (1-mo. CME
Term SOFR at 3.14% Floor + 3.26%),
8.59%, 10/15/36 ................ 1,121 1,067,176
Series 2021-LBA, Class GJV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.45%, 02/15/36 ................ 1,765 1,687,173
Series 2021-LBA, Class GV, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.45%, 02/15/36 ................ 5,638 5,354,807
Series 2021-MFM1, Class E, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.70%, 01/15/34 ................ 3,586 3,505,418
Series 2021-MFM1, Class F, (1-mo. CME
Term SOFR at 3.00% Floor + 3.11%),
8.45%, 01/15/34 ................ 5,548 5,439,743
Series 2021-VIEW, Class E, (1-mo. CME
Term SOFR at 3.60% Floor + 3.71%),
9.05%, 06/15/36 ................ 7,366 6,798,240
Series 2022-GPA, Class A, (1-mo. CME
Term SOFR at 2.17% Floor + 2.17%),
7.50%, 08/15/39 ................ 14,637 14,664,004
Series 2022-GPA, Class D, (1-mo. CME
Term SOFR at 4.06% Floor + 4.06%),
9.39%, 08/15/43 ................ 4,962 4,970,849
Series 2022-VAMF, Class A, (1-mo. CME
Term SOFR at 0.85% Floor + 0.85%),
6.18%, 01/15/39 ................ 2,180 2,150,706
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
8.02%, 05/15/38 ................ 8,500 8,574,375
BXP Trust
(a)(b)
Series 2017-CC, Class D, (1-mo. LIBOR
USD + 0.00%), 3.67%, 08/13/37 ..... 6,800 5,078,422
Series 2017-CC, Class E, (1-mo. LIBOR
USD + 0.00%), 3.67%, 08/13/37 ..... 10,985 7,732,639
Series 2021-601L, Class D, 2.87%, 01/15/44 3,863 2,470,827

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust
(a)
Series 2014-GC19, Class C, 5.23%,
03/11/47 ..................... USD 2,278 $ 2,202,894
Series 2016-C1, Class C, 5.10%, 05/10/49 2,870 2,720,010
Series 2016-GC37, Class C, 5.08%,
04/10/49 ..................... 2,640 2,424,612
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 9.77%,
08/15/36
(a) (b)
..................... 8,900 8,974,474
Commercial Mortgage Trust
(a)
Series 2013-300P, Class D, 4.54%,
08/10/30
(b)
.................... 2,245 1,782,403
Series 2015-CR23, Class B, 4.18%,
05/10/48 ..................... 9,520 9,203,697
Series 2016-667M, Class D, 3.28%,
10/10/36
(b)
.................... 3,200 2,571,365
CSMC Trust
(a)(b)
Series 2020-FACT, Class E, (1-mo. CME
Term SOFR at 4.86% Floor + 5.23%),
10.56%, 10/15/37 ............... 2,654 2,447,750
Series 2021-980M, Class E, 3.65%,
07/15/31 ..................... 1,450 1,280,822
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
8.95%, 11/15/38 ................ 1,338 1,308,354
Series 2022-LION,  (1-day SOFR + 3.50%),
8.80%, 02/15/27
(f)
............... 8,800 8,384,765
Series 2022-NWPT, Class A, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
8.48%, 09/09/24 ................ 9,400 9,452,875
DBUBS Mortgage Trust
(a)(b)
Series 2017-BRBK, Class E, (1-mo. LIBOR
USD + 0.00%), 3.65%, 10/10/34 ..... 9,073 6,847,957
Series 2017-BRBK, Class F, 3.65%,
10/10/34 ..................... 1,910 1,362,402
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class D, (1-mo. CME
Term SOFR at 2.25% Floor + 2.36%),
7.70%, 07/15/38 ................ 2,749 2,718,199
Series 2021-ESH, Class E, (1-mo. CME
Term SOFR at 2.85% Floor + 2.96%),
8.30%, 07/15/38 ................ 6,019 5,973,443
GS Mortgage Securities Corp. II
(b)
Series 2005-ROCK, Class J, 5.86%,
05/03/32 ..................... 1,500 1,385,660
Series 2023-SHIP, Class E, 7.68%,
09/10/38
(a)
.................... 8,600 8,449,767
GS Mortgage Securities Corp. Trust
(a)
Series 2015-GC32, Class C, 4.55%,
07/10/48 ..................... 1,075 1,002,885
Series 2022-AGSS, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.69%),
8.03%, 11/15/27
(b)
............... 4,989 5,002,604
Harvest Commercial Capital Loan Trust
(a)(b)
Series 2019-1, Class M4, 4.64%, 09/25/46 . 3,150 2,878,351
Series 2019-1, Class M5, 5.73%, 09/25/46 . 2,000 1,778,040
HONO Mortgage Trust
(a)(b)
Series 2021-LULU, Class E, (1-mo. CME
Term SOFR at 3.35% Floor + 3.46%),
8.80%, 10/15/36 ................ 3,330 3,105,682
Series 2021-LULU, Class F, (1-mo. CME
Term SOFR at 4.40% Floor + 4.51%),
9.85%, 10/15/36 ................ 1,177 1,079,787
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
ILPT Commercial Mortgage Trust, Series 2022-
LPF2, Class A, (1-mo. CME Term SOFR at
2.25% Floor + 2.25%), 7.58%, 10/15/39
(a) (b)
USD 6,200 $ 6,184,500
JPMorgan Chase Commercial Mortgage
Securities Trust
(a)(b)
Series 2016-NINE, Class B, (1-mo. LIBOR
USD + 0.00%), 2.95%, 09/06/38 ..... 4,787 4,343,962
Series 2022-NLP, Class F, (1-mo. CME Term
SOFR at 3.54% Floor + 3.54%), 8.87%,
04/15/37 ..................... 10,358 7,455,367
Series 2022-OPO, Class D, 3.56%, 01/05/39 2,909 1,869,032
LUXE Trust, Series 2021-TRIP, Class E, (1-mo.
CME Term SOFR at 2.75% Floor + 2.86%),
8.20%, 10/15/38
(a) (b)
................ 920 920,000
MAD Mortgage Trust, Series 2017-330M, Class
D, 4.11%, 08/15/34
(a) (b)
.............. 3,305 2,519,810
Med Trust
(a)(b)
Series 2021-MDLN, Class F, (1-mo. CME
Term SOFR at 4.00% Floor + 4.11%),
9.45%, 11/15/38 ................ 8,758 8,604,704
Series 2021-MDLN, Class G, (1-mo. CME
Term SOFR at 5.25% Floor + 5.36%),
10.70%, 11/15/38 ............... 9,868 9,621,054
MF1 Multifamily Housing Mortgage Loan
Trust, Series 2021-W10, Class G, (1-mo.
CME Term SOFR at 4.25% Floor + 4.22%),
9.55%, 12/15/34
(a) (b)
................ 3,940 3,677,206
MHP Commercial Mortgage Trust, Series 2021-
STOR, Class J, (1-mo. CME Term SOFR at
3.95% Floor + 4.06%), 9.40%, 07/15/38
(a) (b)
1,277 1,236,288
Morgan Stanley Capital I Trust
(a)
Series 2018-H3, Class C, 5.01%, 07/15/51 1,440 1,280,207
Series 2018-MP, Class E, 4.42%, 07/11/40
(b)
2,112 1,295,664
Series 2018-SUN, Class F, (1-mo. CME
Term SOFR at 2.80% Floor + 2.85%),
8.19%, 07/15/35
(b)
............... 3,060 2,951,864
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class F, (1-mo. CME Term SOFR at
5.29% Floor + 5.29%), 10.63%, 03/15/39
(a) (b)
6,622 6,176,339
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 4.08%, 05/10/39
(a) (b)
....... 8,300 5,220,179
PFP Ltd., Series 2022-9, Class A, (1-mo.
CME Term SOFR at 2.27% Floor + 2.27%),
7.61%, 08/19/35
(a) (b)
................ 8,590 8,611,475
PKHL Commercial Mortgage Trust, Series
2021-MF, Class G, (1-mo. CME Term
SOFR at 4.35% Floor + 4.46%), 9.80%,
07/15/38
(a) (b)
..................... 1,400 293,179
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.52%, 05/15/37
(a) (b)
................ 4,250 4,239,332
Velocity Commercial Capital Loan Trust
(a)(b)
Series 2022-1, Class M4, 5.20%, 02/25/52 . 5,704 4,325,635
Series 2023-3, Class M2, 8.27%, 08/25/53 . 1,240 1,257,060
Series 2023-3, Class M3, 9.32%, 08/25/53 . 1,240 1,254,092
Wells Fargo Commercial Mortgage Trust
(a)
Series 2015-NXS3, Class B, 4.65%,
09/15/57 ..................... 1,600 1,545,723
Series 2016-C37, Class C, 4.62%, 12/15/49 2,803 2,573,382
Series 2016-LC25, Class C, 4.48%,
12/15/59 ..................... 8,320 7,522,090
Series 2016-NXS5, Class B, 5.11%,
01/15/59 ..................... 1,875 1,756,888

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 8.12%,
11/15/27
(a) (b)
..................... USD 8,005 $ 8,030,016
384,337,690
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(a)
BBCMS Trust
(b)
Series 2015-SRCH, Class XA, 1.05%,
08/10/35 ..................... 70,289 1,679,056
Series 2015-SRCH, Class XB, 0.30%,
08/10/35 ..................... 35,000 232,833
BX Trust, Series 2022-GPA, Class XCP, 0.00%,
08/15/39
(b)
...................... 375,000 10,987
Commercial Mortgage Trust
Series 2014-UBS5, Class XB2, 0.83%,
09/10/47
(b)
.................... 12,675 56,994
Series 2015-CR25, Class XA, 0.94%,
08/10/48 ..................... 11,423 104,544
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.93%,
09/15/47 ....................... 5,107 7,050
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(b)
...................... 40,477 685,555
LSTAR Commercial Mortgage Trust, Series
2017-5, Class X, 0.98%, 03/10/50
(b)
..... 32,029 515,547
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2015-C26, Class XD, 1.45%,
10/15/48
(b)
...................... 12,675 254,043
Morgan Stanley Capital I Trust, Series 2016-
UBS9, Class XD, 1.75%, 03/15/49
(b)
..... 13,600 394,305
Natixis Commercial Mortgage Securities Trust
(b)
Series 2017-75B, Class XA, 0.34%,
04/10/37 ..................... 40,610 274,832
Series 2017-75B, Class XB, 0.11%, 04/10/37 27,000 47,148
Wells Fargo Commercial Mortgage Trust
Series 2016-BNK1, Class XD, 1.39%,
08/15/49
(b)
.................... 11,784 304,135
Series 2016-LC25, Class XA, 0.97%,
12/15/59 ..................... 18,374 343,622
WFRBS Commercial Mortgage Trust, Series
2014-C20, Class XB, 0.73%, 05/15/47 ... 57,079 49,550
4,960,201
Total Non-Agency Mortgage-Backed Securities — 5 .4%
(Cost: $ 654,067,073 ) .............................. 611,434,622
Preferred Securities
Capital Trusts — 1.4%
Banks — 0.2%
(a)(k)
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(c)
.... EUR 4,800 5,135,486
Citigroup, Inc. , Series Y , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.00%), 4.15% ................... USD 13 11,586
PNC Financial Services Group, Inc. (The)
Series T , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.60%),
3.40% ....................... 12,250 10,544,888
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... 1,540 1,508,404
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 1,381 1,311,800
Security
Par (000)
Par (000) Value
Banks (continued)
US Bancorp , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.54%),
3.70% ......................... USD 15,530 $ 13,390,020
31,902,184
Capital Markets — 0.3%
(a)(k)
Bank of New York Mellon Corp. (The) , Series
H , (5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.35%), 3.70% .. 21,025 19,815,489
Charles Schwab Corp. (The)
Series I , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.17%),
4.00% ....................... 1,698 1,543,094
Series H , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.08%),
4.00% ....................... 12,456 10,340,378
31,698,961
Consumer Finance — 0.4%
(a)(k)
Ally Financial, Inc. , Series B , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.87%), 4.70% ............ 13,375 10,839,931
Capital One Financial Corp. , Series M , (5-Year
US Treasury Yield Curve Rate T Note
Constant Maturity + 3.16%), 3.95% ...... 6,300 5,457,060
Discover Financial Services , Series C , (3-mo.
CME Term SOFR + 3.34%), 5.50% ...... 20,150 16,576,354
General Motors Financial Co., Inc. , Series C ,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.00%), 5.70% .. 1,220 1,122,247
33,995,592
Electric Utilities — 0.1%
(a)(k)
Edison International
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 12,378 11,909,297
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 2,271 2,158,007
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
................. 2,350 2,476,710
16,544,014
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (k)
...................... 1,671 1,620,870
Insurance — 0.1%
MetLife, Inc. , Series G , (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.58%), 3.85%
(a) (k)
................. 9,275 8,872,260
Multi-Utilities — 0.1%
Dominion Energy, Inc. , Series C , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.20%), 4.35%
(a) (k)
.......... 10,005 9,034,224
Oil, Gas & Consumable Fuels — 0.2%
Energy Transfer LP
(a)(k)
Series H , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.69%),
6.50% ....................... 2,233 2,157,700

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13% ....................... USD 20,000 $ 19,333,016
21,490,716
Total Capital Trusts — 1 .4%
(Cost: $ 167,885,611 ) .............................. 155,158,821
Shares
Shares
Preferred Stocks — 0.2%
Banks — 0.0%
Banco Bradesco SA (Preference) ......... 2,293,742 7,111,230
Household Products — 0.0%
Henkel AG & Co. KGaA (Preference) ....... 29,870 2,289,790
Technology Hardware, Storage &
Peripherals — 0.2%
Samsung Electronics Co. Ltd. (Preference) .. 457,249 20,007,321
Total Preferred Stocks — 0 .2%
(Cost: $ 23,024,458 ) ............................... 29,408,341
Trust Preferreds — 0.2%
Commercial Services & Supplies — 0.1%
ILFC E-Capital Trust I , (3-mo. CME Term
SOFR at 14.50% Cap + 1.81%),
7.19% , 12/21/65
(a) (b)
................ 16,872,000 13,029,066
Consumer Finance — 0.1%
ILFC E-Capital Trust II , (3-mo. CME
Term SOFR at 14.50% Cap + 2.06%),
7.44% , 12/21/65
(a) (b)
................ 11,944,000 9,458,246
Total Trust Preferreds — 0 .2%
(Cost: $ 27,894,930 ) ............................... 22,487,312
Total Preferred Securities — 1 .8%
(Cost: $ 218,804,999 ) .............................. 207,054,474
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class
CFX , (1-mo. LIBOR USD + 0.00%),
3.79% , 04/25/28
(a) (b)
................ 4,627 3,989,004
Total U.S. Government Sponsored Agency Securities — 0 .0%
(Cost: $ 4,519,832 ) ............................... 3,989,004
Security
Shares
Shares Value
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International (Issued/
Exercisable 07/14/22 , 1 Share for 1
Warrant, Expires 06/30/27 , Strike Price USD
10.00 )
(e) (f)
....................... 1,841 $ —
Oil, Gas & Consumable Fuels — 0 .0%
California Resources Corp. (Issued/Exercisable
10/23/20 , 1 Share for 1 Warrant, Expires
10/27/24 , Strike Price USD 36.00 )
(e)
..... 1,489 20,295
Total Warrants — 0 .0%
(Cost: $ — ) ..................................... 20,295
Total Long-Term Investments — 95.7%
(Cost: $ 10,744,624,710 ) ............................ 10,878,159,891
Short-Term Securities
Money Market Funds — 6.2%
(r)(s)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.21% .................... 487,186,223 487,186,223
SL Liquidity Series, LLC, Money Market Series ,
5.49%
(t)
........................ 215,916,850 216,003,216
Total Money Market Funds — 6 .2%
(Cost: $ 703,188,714 ) .............................. 703,189,439
Par (000)
Pa r (000)
U.S. Treasury Obligations — 0.0%
U.S. Treasury Bills , 5.34% , 05/09/24
(u)
...... USD 2,090 2,060,571
Total U.S. Treasury Obligations — 0 .0%
(Cost: $ 2,060,378 ) ............................... 2,060,571
Total Short-Term Securities — 6.2%
(Cost: $ 705,249,092 ) .............................. 705,250,010
Total Options Purchased — 0 .1%
( Cost: $ 7,450,057 ) ............................... 8,952,233
Total Investments Before Options Written — 102 .0%
(Cost: $ 11,457,323,859 ) ............................ 11,592,362,134
Total Options Written — ( 0 .1 ) %
(Premium Received — $ (4,516,855) ) ................... (5,393,813)
Total Investments Net of Options Written — 101 .9%
(Cost: $ 11,452,807,004 ) ............................ 11,586,968,321
Liabilities in Excess of Other Assets — (1.9) % ............. (219,417,923)
Net Assets — 100.0% ...............................
$ 11,367,550,398
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
All or a portion of this security is on loan.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $7,445,230, representing 0.07% of its net assets as of period end, and an original cost of $7,316,829.
(i)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(j)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)
Perpetual security with no stated maturity date.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Convertible security.
(n)
When-issued security.
(o)
Zero-coupon bond.
(p)
Rounds to less than 1,000.
(q)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(r)
Affiliate of the Fund.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(u)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/24
Shares
Held at
01/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 518,724,542 $ — $ (31,538,319)
(a)
$ — $ — $ 487,186,223 487,186,223 $ 7,586,210 $ —
SL Liquidity Series, LLC, Money
Market Series ......... 39,735,483 173,858,381
(a)
— 2,438,026 (28,674) 216,003,216 215,916,850 231,432
(b)
—
iShares Core Dividend Growth
ETF ................ 98,838,363 618,165,280 (441,139,067) 26,654,797 11,172,763 313,692,136 5,755,819 2,405,135 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 38,971,137 230,225,881 (38,862,610) (2,543,887) 3,691,361 231,481,882 2,987,634 184,701 —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(c)
.............. 165,612,087 — (161,330,001) (4,158,933) (123,153) — — 1,429,961 —
iShares MBS ETF
(c)
....... 368,351,420 — (366,656,109) (5,402,685) 3,707,374 — — 6,047,271 —
$ 16,987,318 $ 18,419,671 $ 1,248,363,457 $ 17,884,710 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini Index ............................................ 197 03/15/24 $ 9,661 $ (68,099)
S&P 500 E-Mini Index ....................................................... 745 03/15/24 181,426 (1,396,462)
U.S. Treasury 10-Year Note ................................................... 13,550 03/19/24 1,522,470 42,377,327
U.S. Treasury 10-Year Ultra Note ............................................... 2,395 03/19/24 280,327 10,230,942
U.S. Treasury 5-Year Note .................................................... 15,620 03/28/24 1,693,916 31,168,505
82,312,213
Short Contracts
EURO STOXX 50 Index ..................................................... 1,165 03/15/24 58,572 (1,117,816)
EUR Currency ............................................................ 3,017 03/18/24 409,577 98,854
GBP Currency ............................................................ 3,864 03/18/24 307,067 (3,012,511)
JPY Currency ............................................................ 347 03/18/24 29,857 489,125
U.S. Treasury 10-Year Note ................................................... 50 03/19/24 5,618 (156,110)
U.S. Treasury Long Bond ..................................................... 59 03/19/24 7,235 (398,797)
U.S. Treasury Ultra Bond ..................................................... 17 03/19/24 2,198 (131,231)
U.S. Treasury 2-Year Note .................................................... 4 03/28/24 823 (6,944)
(4,235,430)
$ 78,076,783
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 5,043,309 EUR 4,650,000 Bank of New York Mellon 02/15/24 $ 15,285
USD 454,561,385 EUR 413,590,000 Deutsche Bank AG 02/15/24 7,348,371
USD 1,339,689 EUR 1,230,000 Morgan Stanley & Co. International plc 02/15/24 9,696
USD 5,036,525 EUR 4,640,000 UBS AG 02/15/24 19,313
USD 91,989,001 GBP 72,080,000 Bank of New York Mellon 02/15/24 632,565
USD 685,932 GBP 540,000 Deutsche Bank AG 02/15/24 1,519
USD 1,500,885 GBP 1,180,000 Goldman Sachs International 02/15/24 5,316
USD 2,512,679 EUR 2,311,577 Bank of New York Mellon 03/14/24 10,176
USD 933,761 EUR 851,000 Barclays Bank plc 03/20/24 12,240
USD 6,897,005 EUR 6,286,000 Nomura International plc 03/20/24 90,098
USD 217,853 EUR 198,820 Toronto Dominion Bank 03/20/24 2,557
USD 592,422 GBP 465,980 Toronto Dominion Bank 03/20/24 1,667
AED 43,000 USD 11,709 UBS AG 04/15/24 —
USD 1,902,342 AED 6,984,000 Bank of America NA 04/15/24 508
USD 1,889,445 CHF 1,590,000 Westpac Banking Corp. 04/15/24 32,365
USD 5,134,118 EUR 4,659,000 Bank of New York Mellon 04/15/24 83,465
USD 409,725 EUR 375,000 Westpac Banking Corp. 04/15/24 3,201
USD 5,611,676 GBP 4,390,000 Barclays Bank plc 04/15/24 45,226
8,313,568
EUR 980,000 USD 1,067,566 Barclays Bank plc 02/15/24 (7,896)
EUR 6,500,000 USD 7,089,059 Nomura International plc 02/15/24 (60,638)
GBP 590,000 USD 751,097 Nomura International plc 02/15/24 (3,313)
EUR 1,187,523 USD 1,303,930 Bank of New York Mellon 03/14/24 (18,324)
EUR 922,185 USD 1,011,078 Morgan Stanley & Co. International plc 03/14/24 (12,725)
USD 13,447,210 EUR 12,447,895 Westpac Banking Corp. 03/14/24 (28,824)
USD 1,519,888 GBP 1,199,000 Barclays Bank plc 03/20/24 (171)
USD 12,115,946 GBP 9,559,000 BNP Paribas SA 03/20/24 (2,687)
AED 41,000 USD 11,166 Bank of America NA 04/15/24 (1)
AED 889,000 USD 242,100 Citibank NA 04/15/24 (13)
AUD 1,058,000 USD 713,085 Bank of New York Mellon 04/15/24 (17,355)
CAD 3,842,000 USD 2,879,288 Deutsche Bank AG 04/15/24 (18,903)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 204,000 USD 259,954 Bank of America NA 04/15/24 $ (1,285)
JPY 700,781,000 USD 4,917,946 Bank of New York Mellon 04/15/24 (101,651)
KRW 1,042,586,000 USD 793,535 Citibank NA 04/15/24 (9,076)
NZD 8,715,000 USD 5,467,789 Deutsche Bank AG 04/15/24 (140,505)
SGD 435,000 USD 328,548 Bank of America NA 04/15/24 (3,239)
USD 614,623 HKD 4,797,000 Deutsche Bank AG 04/15/24 (149)
USD 983,431 JPY 143,609,000 Bank of America NA 04/15/24 (3,558)
(430,313)
$ 7,883,255
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index .......... Bank of America NA 137,709 04/19/24 USD 4,750.00 USD 667,290 $ 8,952,233
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
S&P 500 Index ............. Bank of America NA 137,709 04/19/24 USD 4,600.00 USD 667,290 $ (5,393,813)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 41.V2 ..................... 5 .00 % Quarterly 12/20/28 USD 2,792 $ (171,637) $ (102,238) $ (69,399)
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
Investment Grade Index
Series 41.V1 ....... 1 .00 % Quarterly 12/20/28 BBB+ USD 9,970 $ 203,030 $ 183,805 $ 19,225
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AutoZone, Inc. ............ 1 .00 % Quarterly Bank of America NA 12/20/28 USD 1,520 $ (45,617) $ (39,596) $ (6,021)
Conagra Brands, Inc. ....... 1 .00 Quarterly Bank of America NA 12/20/28 USD 850 (15,895) (13,003) (2,892)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CVS Health Corp. ......... 1 .00 % Quarterly Bank of America NA 12/20/28 USD 1,520 $ (35,357) $ (33,521) $ (1,836)
Dow Chemical Co. (The) ..... 1 .00 Quarterly Bank of America NA 12/20/28 USD 1,520 (24,973) (23,254) (1,719)
DR Horton, Inc. ........... 1 .00 Quarterly Bank of America NA 12/20/28 USD 1,520 (33,074) (33,424) 350
Lowe's Cos., Inc. .......... 1 .00 Quarterly Bank of America NA 12/20/28 USD 1,520 (42,566) (37,537) (5,029)
Picard Bondco SA ......... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 374 (18,173) (4,548) (13,625)
Tyson Foods, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/28 USD 353 (5,511) (4,007) (1,504)
Tyson Foods, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/28 USD 834 (13,022) (10,542) (2,480)
Tyson Foods, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/28 USD 333 (5,209) (3,948) (1,261)
$ – $ – $ –
$ (239,397) $ (203,380) $ (36,017)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B EUR 360 $ 29,932 $ 21,055 $ 8,877
TK Elevator Holdco GmbH 5 .00 Quarterly
Goldman Sachs
International 12/20/26 CCC+ EUR 476 30,695 11,223 19,472
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 NR EUR 1,090 146,849 188,320 (41,471)
Ladbrokes Group Finance
plc ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 75 (568) (5,631) 5,063
Ladbrokes Group Finance
plc ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 227 (1,718) (17,017) 15,299
Ladbrokes Group Finance
plc ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 NR EUR 529 (4,013) (63,514) 59,501
ADLER Real Estate AG . 5 .00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 304 (31,171) (54,353) 23,182
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 513 (52,664) (89,635) 36,971
ADLER Real Estate AG . 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 183 (18,736) (31,889) 13,153
ADLER Real Estate AG . 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 149 (15,281) (26,774) 11,493
ADLER Real Estate AG . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 312 (31,980) (55,277) 23,297
ADLER Real Estate AG . 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 226 (23,187) (40,032) 16,845
Ladbrokes Group Finance
plc ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/28 NR EUR 54 (1,165) (3,300) 2,135
Bank of America Corp. .. 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/28 A- USD 3,670 61,724 20,437 41,287
$ 88,717 $ (146,387) $ 235,104
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 03/20/24 USD 6,172 $ (54,906) $ (27,191) $ (27,715)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 03/20/24 USD 6,031 72,355 (31,391) 103,746
$ 17,449 $ (58,582) $ 76,031
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly HSBC Bank plc
(b)
02/10/28 $ 1,131,204 $ (30,500)
(c)
$ 1,105,373 0 .0%
(b)
Range: 90 basis points
Benchmarks: USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) HSBC
(c)
Amount includes $(4,669) of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Vietnam
Vietnam Dairy Products JSC .. 403,800 $ 1,105,373 100 .0%
Net Value of Reference Entity — HSBC Bank plc
$ 1,105,373
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5 .33%

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 183,805 $ (102,238) $ 19,225 $ (69,399) $ —
OTC Swaps ..................................................... 241,035 (649,384) 380,671 (136,053) —
Options Written ................................................... N/A N/A — (876,958) (5,393,813)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ 587,979 $ 83,776,774 $ — $ 84,364,753
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 8,313,568 — — 8,313,568
Options purchased
Investments at value — unaffiliated
(b)
............ — — 8,952,233 — — — 8,952,233
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 19,225 — — — — 19,225
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 517,960 — — 103,746 — 621,706
$ — $ 537,185 $ 8,952,233 $ 8,901,547 $ 83,880,520 $ — $ 102,271,485
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 2,582,377 $ 3,012,511 $ 693,082 $ — $ 6,287,970
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 430,313 — — 430,313
Options written
Options written at value ..................... — — 5,393,813 — — — 5,393,813
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 69,399 — — — — 69,399
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 668,640 30,500 — 86,297 — 785,437
$ — $ 738,039 $ 8,006,690 $ 3,442,824 $ 779,379 $ — $ 12,966,932
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended January 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 10,902,345 $ 5,254,096 $ (149,727,816) $ — $ (133,571,375)
Forward foreign currency exchange contracts .... — — — 5,690,331 — — 5,690,331
Options purchased
(a)
..................... — (187) 30,072,374 — — — 30,072,187
Options written ........................ — 46,678 (5,998,604) — — — (5,951,926)
Swaps .............................. — 519,428 2,417,468 — (118,918) — 2,817,978
$ — $ 565,919 $ 37,393,583 $ 10,944,427 $ (149,846,734) $ — $ (100,942,805)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (2,029,710) $ 1,911,772 $ 148,947,144 $ — $ 148,829,206
Forward foreign currency exchange contracts .... — — — (1,058,989) — — (1,058,989)
Options purchased
(b)
..................... — — 1,502,176 — — — 1,502,176
Options written ........................ — — (876,958) — — — (876,958)
Swaps .............................. — 45,019 (220,705) — 76,031 — (99,655)
$ — $ 45,019 $ (1,625,197) $ 852,783 $ 149,023,175 $ — $ 148,295,780
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,712,811,286
Average notional value of contracts — short ................................................................................. $ 596,643,357
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... $ 585,649,444
Average amounts sold — in USD ........................................................................................ $ 22,931,438
Options
Average value of option contracts purchased ................................................................................ $ 4,578,372
Average value of option contracts written ................................................................................... $ 2,707,815
Average notional value of swaption contracts purchased ......................................................................... $ —
(a)
Average notional value of swaption contracts written ........................................................................... $ —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... $ 16,445,267
Average notional value — sell protection ................................................................................... $ 15,717,141
Total return swaps
Average notional value ............................................................................................... $ 9,241,086
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 19,920,649 $ 4,151,787
Forward f oreign currency exchange contracts ................................................................. 8,313,568 430,313
Options
(a)
......................................................................................... 8,952,233 5,393,813
Swaps — centrally cleared .............................................................................. 5,780 —
Swaps — OTC
(b)
..................................................................................... 621,706 785,437
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 37,813,936 $ 10,761,350
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(19,926,429) (4,151,787)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 17,887,507 $ 6,609,563
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 8,976,273 $ (5,677,823) $ — $ (2,120,000) $ 1,178,450
Bank of New York Mellon ........................... 741,491 (137,330) — — 604,161
Barclays Bank plc ................................ 107,590 (107,590) — — —
BNP Paribas SA ................................. 103,746 (88,984) — — 14,762
Citibank NA .................................... 11,493 (11,493) — — —
Deutsche Bank AG ............................... 7,349,890 (177,730) — — 7,172,160
Goldman Sachs International ........................ 36,011 — — — 36,011
JPMorgan Chase Bank NA .......................... 196,951 (144,739) — — 52,212
Morgan Stanley & Co. International plc .................. 214,861 (94,228) — — 120,633
Nomura International plc ........................... 90,098 (63,951) — — 26,147
Toronto Dominion Bank ............................ 4,224 — — — 4,224
UBS AG ...................................... 19,313 — — — 19,313
Westpac Banking Corp. ............................ 35,566 (28,824) — — 6,742
$ 17,887,507 $ (6,532,692) $ — $ (2,120,000) $ 9,234,815
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 5,677,823 $ (5,677,823) $ — $ — $ —
Bank of New York Mellon ........................... 137,330 (137,330) — — —
Barclays Bank plc ................................ 129,591 (107,590) — — 22,001
BNP Paribas SA ................................. 88,984 (88,984) — — —
Citibank NA .................................... 35,863 (11,493) — — 24,370
Deutsche Bank AG ............................... 177,730 (177,730) — — —
HSBC Bank plc .................................. 30,500 — — — 30,500
JPMorgan Chase Bank NA .......................... 144,739 (144,739) — — —
Morgan Stanley & Co. International plc .................. 94,228 (94,228) — — —
Nomura International plc ........................... 63,951 (63,951) — — —
Westpac Banking Corp. ............................ 28,824 (28,824) — — —
$ 6,609,563 $ (6,532,692) $ — $ — $ 76,871
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 1,618,461,640 $ — $ 1,618,461,640
Common Stocks
Aerospace & Defense .................................... 27,714,566 20,367,082 — 48,081,648
Air Freight & Logistics .................................... 16,085,190 1,326,144 — 17,411,334

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Level 1 Level 2 Level 3 Total
Automobile Components .................................. $ 5,179,219 $ 1,973,526 $ — $ 7,152,745
Automobiles .......................................... 9,301,408 8,004,909 — 17,306,317
Banks ............................................... 107,105,024 112,042,138 98 219,147,260
Beverages ........................................... 9,734,127 18,683,965 — 28,418,092
Biotechnology ......................................... 18,642,631 2,043,406 — 20,686,037
Broadline Retail ........................................ 19,976,801 10,420,727 — 30,397,528
Building Products ....................................... 34,439,782 10,449,151 — 44,888,933
Capital Markets ........................................ 46,769,558 5,805,886 — 52,575,444
Chemicals ............................................ 8,045,586 31,291,287 — 39,336,873
Commercial Services & Supplies ............................. 14,937,065 — — 14,937,065
Communications Equipment ................................ 9,527,024 5,178,848 — 14,705,872
Construction & Engineering ................................ 475,777 17,593,499 — 18,069,276
Construction Materials .................................... — 7,019,568 — 7,019,568
Consumer Finance ...................................... 21,410,597 3,214,377 — 24,624,974
Consumer Staples Distribution & Retail ........................ 31,692,981 7,114,204 1,839 38,809,024
Containers & Packaging .................................. 10,923,777 — — 10,923,777
Diversified REITs ....................................... 4,939,485 9,853,361 — 14,792,846
Diversified Telecommunication Services ........................ 34,239,551 38,019,562 — 72,259,113
Electric Utilities ........................................ 118,449,898 16,852,653 — 135,302,551
Electrical Equipment ..................................... 7,139,521 9,861,705 — 17,001,226
Electronic Equipment, Instruments & Components ................. 14,046,370 13,961,229 — 28,007,599
Energy Equipment & Services .............................. 12,736,850 — — 12,736,850
Entertainment ......................................... — 2,013,788 — 2,013,788
Financial Services ...................................... 26,290,387 — 751,385 27,041,772
Food Products ......................................... 33,344,129 43,354,508 — 76,698,637
Gas Utilities ........................................... 165,773 11,013,117 — 11,178,890
Ground Transportation ................................... 46,822,305 1,753,444 — 48,575,749
Health Care Equipment & Supplies ........................... 40,652,763 22,952,514 — 63,605,277
Health Care Providers & Services ............................ 68,581,226 6,385,827 373,790 75,340,843
Health Care REITs ...................................... 46,534,020 6,428,009 — 52,962,029
Hotels, Restaurants & Leisure .............................. 4,691,225 4,628,879 — 9,320,104
Household Durables ..................................... 9,450,359 18,847,717 — 28,298,076
Household Products ..................................... 197,198 4,189,185 — 4,386,383
Independent Power and Renewable Electricity Producers ............ 1,806,871 4,842,556 — 6,649,427
Industrial Conglomerates .................................. — 11,984,017 — 11,984,017
Industrial REITs ........................................ 23,967,783 30,051,897 — 54,019,680
Insurance ............................................ 38,755,775 61,175,477 — 99,931,252
Interactive Media & Services ............................... — 1,700,855 — 1,700,855
IT Services ........................................... 33,065,523 24,616,674 — 57,682,197
Leisure Products ....................................... 4,810,806 — — 4,810,806
Life Sciences Tools & Services .............................. 3,062,996 2,341,669 — 5,404,665
Machinery ............................................ 28,294,392 16,829,026 — 45,123,418
Marine Transportation .................................... 422,883 213,742 — 636,625
Media ............................................... 14,033,173 2,656,062 — 16,689,235
Metals & Mining ........................................ 5,317,695 9,961,697 67 15,279,459
Multi-Utilities .......................................... 38,637,565 16,616,937 — 55,254,502
Office REITs .......................................... 18,648,063 — — 18,648,063
Oil, Gas & Consumable Fuels ............................... 97,405,381 70,191,438 46 167,596,865
Paper & Forest Products .................................. 233,942 2,964,918 — 3,198,860
Personal Care Products .................................. 3,476,612 9,716,380 — 13,192,992
Pharmaceuticals ....................................... 14,846,719 127,661,286 — 142,508,005
Professional Services .................................... 48,375,187 29,054,251 — 77,429,438
Real Estate Management & Development ....................... 4,089,094 25,308,185 — 29,397,279
Residential REITs ....................................... 26,574,404 — — 26,574,404
Retail REITs .......................................... — 14,372,449 — 14,372,449
Semiconductors & Semiconductor Equipment .................... 33,911,639 89,504,815 — 123,416,454
Software ............................................. 58,639,006 3,717,421 — 62,356,427
Specialized REITs ...................................... 92,075,580 — — 92,075,580
Specialty Retail ........................................ 7,968,640 9,445,622 — 17,414,262
Technology Hardware, Storage & Peripherals .................... 24,241,724 18,191,741 — 42,433,465
Textiles, Apparel & Luxury Goods ............................ 5,174,974 22,938,037 — 28,113,011
Tobacco ............................................. 17,852,491 14,284,160 — 32,136,651
Trading Companies & Distributors ............................ — 8,003,808 — 8,003,808
Transportation Infrastructure ............................... 15,816,299 66,470,384 — 82,286,683
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Water Utilities ......................................... $ — $ 3,025,692 $ — $ 3,025,692
Wireless Telecommunication Services ......................... 6,165,190 23,978,595 3 30,143,788
Corporate Bonds
Aerospace & Defense .................................... — 57,868,569 — 57,868,569
Air Freight & Logistics .................................... — 315,996 — 315,996
Automobile Components .................................. — 40,214,995 — 40,214,995
Automobiles .......................................... — 13,811,323 — 13,811,323
Banks ............................................... — 462,145,403 — 462,145,403
Beverages ........................................... — 3,477,201 — 3,477,201
Biotechnology ......................................... — 17,477,412 — 17,477,412
Broadline Retail ........................................ — 8,702,368 — 8,702,368
Building Products ....................................... — 20,879,652 — 20,879,652
Capital Markets ........................................ — 144,565,169 — 144,565,169
Chemicals ............................................ — 60,310,039 — 60,310,039
Commercial Services & Supplies ............................. — 70,755,975 — 70,755,975
Communications Equipment ................................ — 8,456,851 — 8,456,851
Construction & Engineering ................................ — 20,531,805 — 20,531,805
Construction Materials .................................... — 1,072,370 — 1,072,370
Consumer Finance ...................................... — 43,560,325 — 43,560,325
Consumer Staples Distribution & Retail ........................ — 24,936,223 — 24,936,223
Containers & Packaging .................................. — 57,004,174 — 57,004,174
Distributors ........................................... — 3,949,183 — 3,949,183
Diversified Consumer Services .............................. — 17,097,711 — 17,097,711
Diversified REITs ....................................... — 20,419,041 — 20,419,041
Diversified Telecommunication Services ........................ — 129,540,117 — 129,540,117
Electric Utilities ........................................ — 85,672,654 — 85,672,654
Electrical Equipment ..................................... — 8,710,856 — 8,710,856
Electronic Equipment, Instruments & Components ................. — 3,558,144 — 3,558,144
Energy Equipment & Services .............................. — 72,917,209 — 72,917,209
Entertainment ......................................... — 11,228,846 — 11,228,846
Financial Services ...................................... — 72,442,133 6,901,910 79,344,043
Food Products ......................................... — 22,194,622 — 22,194,622
Gas Utilities ........................................... — 13,918,620 — 13,918,620
Ground Transportation ................................... — 25,585,540 — 25,585,540
Health Care Equipment & Supplies ........................... — 21,020,249 — 21,020,249
Health Care Providers & Services ............................ — 45,853,290 — 45,853,290
Health Care REITs ...................................... — 7,123,902 — 7,123,902
Health Care Technology .................................. — 2,993,383 — 2,993,383
Hotel & Resort REITs .................................... — 10,159,106 — 10,159,106
Hotels, Restaurants & Leisure .............................. — 137,671,338 — 137,671,338
Household Durables ..................................... — 11,533,627 — 11,533,627
Household Products ..................................... — 3,875,871 — 3,875,871
Independent Power and Renewable Electricity Producers ............ — 11,438,983 — 11,438,983
Industrial Conglomerates .................................. — 14,778,849 — 14,778,849
Industrial REITs ........................................ — 276,388 — 276,388
Insurance ............................................ — 121,029,493 — 121,029,493
Interactive Media & Services ............................... — 1,107,668 — 1,107,668
IT Services ........................................... — 37,412,230 — 37,412,230
Leisure Products ....................................... — 2,384,326 — 2,384,326
Life Sciences Tools & Services .............................. — 6,160,346 — 6,160,346
Machinery ............................................ — 39,079,965 — 39,079,965
Marine Transportation .................................... — 2,031,059 — 2,031,059
Media ............................................... — 113,439,754 — 113,439,754
Metals & Mining ........................................ — 47,617,539 — 47,617,539
Mortgage Real Estate Investment Trusts (REITs) .................. — 2,762,749 — 2,762,749
Multi-Utilities .......................................... — 7,809,147 — 7,809,147
Office REITs .......................................... — 2,765,793 — 2,765,793
Oil, Gas & Consumable Fuels ............................... — 194,528,624 — 194,528,624
Paper & Forest Products .................................. — 3,695,281 — 3,695,281
Passenger Airlines ...................................... — 16,462,723 — 16,462,723
Personal Care Products .................................. — 1,976,438 — 1,976,438
Pharmaceuticals ....................................... — 47,665,460 — 47,665,460
Professional Services .................................... — 11,745,544 — 11,745,544
Real Estate Management & Development ....................... — 24,010,238 — 24,010,238
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

Level 1 Level 2 Level 3 Total
Residential REITs ....................................... $ — $ 2,122,145 $ — $ 2,122,145
Retail REITs .......................................... — 7,070,599 — 7,070,599
Semiconductors & Semiconductor Equipment .................... — 22,373,267 — 22,373,267
Software ............................................. — 98,744,348 — 98,744,348
Specialized REITs ...................................... — 12,261,366 — 12,261,366
Specialty Retail ........................................ — 36,271,993 — 36,271,993
Technology Hardware, Storage & Peripherals .................... — 5,751,531 — 5,751,531
Textiles, Apparel & Luxury Goods ............................ — 3,585,366 — 3,585,366
Tobacco ............................................. — 6,001,213 — 6,001,213
Trading Companies & Distributors ............................ — 29,569,379 — 29,569,379
Transportation Infrastructure ............................... — 4,420,871 — 4,420,871
Wireless Telecommunication Services ......................... — 44,504,777 — 44,504,777
Equity-Linked Notes ...................................... — 1,503,312,464 — 1,503,312,464
Fixed Rate Loan Interests .................................. — — 13,200,039 13,200,039
Floating Rate Loan Interests
Aerospace & Defense .................................... — 17,687,723 — 17,687,723
Automobile Components .................................. — 4,006,925 — 4,006,925
Automobiles .......................................... — 1,714,021 — 1,714,021
Beverages ........................................... — 5,397,576 — 5,397,576
Broadline Retail ........................................ — 6,547,585 421,828 6,969,413
Building Products ....................................... — 5,014,636 1,156,995 6,171,631
Capital Markets ........................................ — 15,336,657 — 15,336,657
Chemicals ............................................ — 20,304,328 — 20,304,328
Commercial Services & Supplies ............................. — 23,282,086 672,966 23,955,052
Communications Equipment ................................ — 3,508,996 — 3,508,996
Construction & Engineering ................................ — 6,241,124 14,064,908 20,306,032
Construction Materials .................................... — 4,651,445 — 4,651,445
Consumer Staples Distribution & Retail ........................ — 1,902,704 12,678,065 14,580,769
Containers & Packaging .................................. — 7,185,927 — 7,185,927
Distributors ........................................... — 1,552,388 1,770,154 3,322,542
Diversified Consumer Services .............................. — 11,496,745 — 11,496,745
Diversified REITs ....................................... — 907,766 — 907,766
Diversified Telecommunication Services ........................ — 22,533,813 450,767 22,984,580
Electrical Equipment ..................................... — 1,484,911 — 1,484,911
Electronic Equipment, Instruments & Components ................. — 1,021,798 — 1,021,798
Energy Equipment & Services .............................. — 2,817,145 24,643 2,841,788
Entertainment ......................................... — 22,490,016 — 22,490,016
Financial Services ...................................... — 17,923,035 105,128,848 123,051,883
Food Products ......................................... — 19,969,087 — 19,969,087
Ground Transportation ................................... — 3,378,501 — 3,378,501
Health Care Equipment & Supplies ........................... — 10,673,982 924,762 11,598,744
Health Care Providers & Services ............................ — 12,294,688 — 12,294,688
Health Care Technology .................................. — 13,534,064 — 13,534,064
Hotels, Restaurants & Leisure .............................. — 43,320,561 7,196,452 50,517,013
Household Durables ..................................... — 9,377,052 — 9,377,052
Household Products ..................................... — 524,604 — 524,604
Independent Power and Renewable Electricity Producers ............ — 2,172,023 — 2,172,023
Industrial Conglomerates .................................. — 1,962,098 — 1,962,098
Insurance ............................................ — 23,215,631 — 23,215,631
Interactive Media & Services ............................... — 1,527,660 4,158,396 5,686,056
IT Services ........................................... — 14,831,232 — 14,831,232
Leisure Products ....................................... — 1,644,080 — 1,644,080
Life Sciences Tools & Services .............................. — 7,768,031 — 7,768,031
Machinery ............................................ — 29,756,564 — 29,756,564
Media ............................................... — 9,326,971 1,245,720 10,572,691
Oil, Gas & Consumable Fuels ............................... — 8,994,572 2,977,500 11,972,072
Passenger Airlines ...................................... — 13,453,075 — 13,453,075
Personal Care Products .................................. — 5,237,205 — 5,237,205
Pharmaceuticals ....................................... — 11,809,911 — 11,809,911
Professional Services .................................... — 21,630,186 926,238 22,556,424
Real Estate Management & Development ....................... — 1,238,689 955,778 2,194,467
Semiconductors & Semiconductor Equipment .................... — 2,834,486 — 2,834,486
Software ............................................. — 42,953,560 1,805,615 44,759,175
Specialty Retail ........................................ — 7,821,889 — 7,821,889
Fair Value Hierarchy as of Period End (continued)

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

Level 1 Level 2 Level 3 Total
Textiles, Apparel & Luxury Goods ............................ $ — $ 1,069,531 $ — $ 1,069,531
Trading Companies & Distributors ............................ — 9,115,086 1,033,073 10,148,159
Transportation Infrastructure ............................... — 2,617,957 1,252,151 3,870,108
Wireless Telecommunication Services ......................... — 2,222,307 889,770 3,112,077
Foreign Agency Obligations ................................. — 64,194,688 — 64,194,688
Foreign Government Obligations .............................. — 113,486,917 — 113,486,917
Investment Companies .................................... 545,174,018 — — 545,174,018
Non-Agency Mortgage-Backed Securities ........................ — 603,049,857 8,384,765 611,434,622
Preferred Securities
Banks ............................................... 7,111,230 31,902,184 — 39,013,414
Capital Markets ........................................ — 31,698,961 — 31,698,961
Commercial Services & Supplies ............................. — 13,029,066 — 13,029,066
Consumer Finance ...................................... — 43,453,838 — 43,453,838
Electric Utilities ........................................ — 16,544,014 — 16,544,014
Household Products ..................................... — 2,289,790 — 2,289,790
Independent Power and Renewable Electricity Producers ............ — 1,620,870 — 1,620,870
Insurance ............................................ — 8,872,260 — 8,872,260
Multi-Utilities .......................................... — 9,034,224 — 9,034,224
Oil, Gas & Consumable Fuels ............................... — 21,490,716 — 21,490,716
Technology Hardware, Storage & Peripherals .................... — 20,007,321 — 20,007,321
U.S. Government Sponsored Agency Securities .................... — 3,989,004 — 3,989,004
Warrants .............................................. 20,295 — — 20,295
Short-Term Securities
Money Market Funds ...................................... 487,186,223 — — 487,186,223
U.S. Treasury Obligations ................................... — 2,060,571 — 2,060,571
Options Purchased
Equity contracts .......................................... — 8,952,233 — 8,952,233
Liabilities
Unfunded Floating Rate Loan Interests
(a)
.............................. — (307) (93,931) (94,238)
$ 2,567,404,346 $ 8,619,605,694 $ 189,254,640 $ 11,376,264,680
Investments valued at NAV
(b)
...................................... 216,003,216
$ 11,592,267,896
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 296,150 $ — $ 296,150
Foreign currency exchange contracts ............................ 587,979 8,313,568 — 8,901,547
Interest rate contracts ....................................... 83,776,774 103,746 — 83,880,520
Liabilities
Credit contracts ........................................... — (147,237) — (147,237)
Equity contracts ........................................... (1,464,561) (6,542,129) — (8,006,690)
Foreign currency exchange contracts ............................ (3,012,511) (430,313) — (3,442,824)
Interest rate contracts ....................................... (693,082) (27,715) — (720,797)
$ 79,194,599 $ 1,566,070 $ — $ 80,760,669
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio
Schedule of Investments

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Non-Agency
Mortgage-
Backed
Securities
Unfunded
Floating
Rate Loan
Interests Total
Investments
Assets/Liabilities
Opening balance, as of July 31, 2023 ............................ $ 2,509,652 $ 2,686,089 $ 1 $ — $ 184,131,906 $ 7,891,292 $ (268,124) $ 196,950,816
Transfers into Level 3 ...................................... — — — — 4,232,720 — — 4,232,720
Transfers out of Level 3 ..................................... (2,509,652) — — — (7,905,818) — — (10,415,470)
Other
(a)
................................................ — — — 12,226,360 (12,226,360) — — —
Accrued discounts/premiums .................................. — — 30,503 8,446 69,488 (44,050) — 64,387
Net realized loss .......................................... — (13,811,117) (8,557,252) — (77,051) — — (22,445,420)
Net change in unrealized appreciation (depreciation)
(b) (c)
................ — 17,090,649 9,582,680 466,875 (10,153,497) 537,523 174,193 17,698,423
Purchases .............................................. — 1,053,614 7,143,908 498,358 19,939,996 8,668,000 — 37,303,876
Sales ................................................. — (5,892,007) (1,297,930) — (18,276,755) (8,668,000) — (34,134,692)
Closing balance, as of January 31, 2024 ..........................
$ — $ 1,127,228 $ 6,901,910 $ 13,200,039 $ 159,734,629 $ 8,384,765 $ (93,931) $ 189,254,640
Net change in unrealized appreciation (depreciation) on investments still held at
January 31, 2024
(c)
......................................
$ — $ 8,340,109 $ (274,718) $ 466,875 $ (10,461,567) $ (330,992) $ 174,193 $ (2,086,100)
(a)
Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(b)
Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at January 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

2024
BlackRock Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
January 31, 2024
BlackRock Multi-Asset Income Portfolio

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
See notes to financial statements.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third-party pricing information in the amount of $22,170,876. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Corporate Bonds ............................. $ 6,901,910 Income Credit Spread 422 —
Fixed Rate Loan Interests ....................... 13,200,039 Income Discount Rate 7% —
Floating Rate Loan Interests ...................... 138,597,050 Income Credit Spread 386-632 474
Estimated Recovery
Value
20% - 88% 69%
Non-Agency Mortgage-Backed Securities .............. 8,384,765 Income Credit Spread 517 —
$ 167,083,764

Statements of Assets and Liabilities
(unaudited)

January 31, 2024

Financial Statements
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 1,033,933,556 $ 10,343,998,677
Investments, at value — affiliated
(c)
........................................................................... 216,436,013 1,248,363,457
Cash .............................................................................................. 18,903 2,550,867
Cash pledged:
Collateral — exchange-traded options written ................................................................... — 310,000
Collateral — OTC derivatives ............................................................................. — 30,000
Futures contracts ..................................................................................... 12,848,740 92,331,000
Centrally cleared swaps ................................................................................. — 151,000
Foreign currency, at value
(d)
................................................................................ 3,526,039 24,081,654
Receivables: – –
Investment s sold ..................................................................................... 35,011,781 234,933,221
Options written ....................................................................................... 451,361 4,516,855
Securities lending income — affiliated ....................................................................... 5,237 35,229
Capital shares sold .................................................................................... 1,473,987 14,053,984
Tax reclaims ........................................................................................ — 473,331
Dividends — unaffiliated ................................................................................ 1,954,407 5,461,661
Dividends — affiliated .................................................................................. 283,389 1,565,677
Interest — unaffiliated .................................................................................. 16,878,100 119,300,815
From the Manager .................................................................................... 27,541 113,137
Variation margin on futures contracts ........................................................................ 999,632 19,920,649
Variation margin on centrally cleared swaps ................................................................... — 5,780
Swap premiums paid .................................................................................... — 241,035
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 589,437 8,313,568
OTC swaps ......................................................................................... 10,510 380,671
Prepaid e xpenses ...................................................................................... 56,931 62,569
Total a ssets ..........................................................................................
1,324,505,564 12,121,194,837
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................. — 2,120,000
Collateral on securities loaned .............................................................................. 39,719,604 216,298,155
Options written, at value
(e)
................................................................................. 538,994 5,393,813
Payables: – –
Investments purchased ................................................................................. 142,977,382 470,170,530
Swaps   ........................................................................................... 34,891 344,893
Accounting services fees ................................................................................ 206,798 399,464
Administration fees .................................................................................... 39,101 328,193
Capital shares redeemed ................................................................................ 3,967,751 34,546,487
Custodian fees ....................................................................................... 72,588 429,313
Deferred foreign capital gain tax ........................................................................... — 2,162,867
Income dividend distributions ............................................................................. 712,569 6,675,488
Investment advisory fees ................................................................................ 447,383 4,258,287
Trustees' and Officer's fees .............................................................................. 4,160 53,451
Other affiliate fees .................................................................................... 1,071 16,173
Professional fees ..................................................................................... 158,719 449,071
Registration fees ..................................................................................... 10,140 757,432
Service and distribution fees .............................................................................. 47,866 1,265,104
Transfer agent fees ................................................................................... 252,942 2,407,395
Other accrued expenses ................................................................................ 50,761 106,548
Variation margin on futures contracts ........................................................................ 2,855,159 4,151,787
Swap premiums received ................................................................................. 5,920 649,384
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 34,993 430,313
OTC swaps ......................................................................................... 2,793 136,053
Unfunded floating rate loan interests ........................................................................ 31 94,238
Total li abilities .........................................................................................
192,141,616 753,644,439
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 1,132,363,948 $ 11,367,550,398

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 1,357,161,832 $ 13,453,031,616
Accumulated loss ...................................................................................... (224,797,884) (2,085,481,218)
NET ASSETS .........................................................................................
$ 1,132,363,948 $ 11,367,550,398
(a)
  Investments, at cost — unaffiliated ................................................................... $ 1,025,677,537 $ 10,238,612,771
(b)
  Securities loaned, at value ........................................................................ $ 38,623,625 $ 210,802,951
(c)
  Investments, at cost — affiliated ..................................................................... $ 213,498,860 $ 1,218,711,088
(d)
  Foreign currency, at cost ......................................................................... $ 3,640,516 $ 24,864,835
(e)
  Premiums received ............................................................................. $ 451,361 $ 4,516,855

Statements of Assets and Liabilities
(unaudited) (continued)
January 31, 2024

Financial Statements
See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock Multi-
Asset Income
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 798,431,445 $ 6,284,869,325
Shares outstanding ..................................................................................
95,196,053 631,723,746
Net asset value .....................................................................................
$ 8.39 $ 9.95
Shares authorized ...................................................................................
Unlimited Unlimited
Par value .........................................................................................
$ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 124,041,035 $ 3,876,880,455
Shares outstanding ..................................................................................
14,783,130 390,141,771
Net asset value .....................................................................................
$ 8.39 $ 9.94
Shares authorized ...................................................................................
Unlimited Unlimited
Par value .........................................................................................
$ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ 25,199,770 $ 541,142,406
Shares outstanding ..................................................................................
3,007,335 54,522,967
Net asset value .....................................................................................
$ 8.38 $ 9.93
Shares authorized ...................................................................................
Unlimited Unlimited
Par value .........................................................................................
$ 0.001 $ 0.001
Class K
Net assets .........................................................................................
$ 184,691,698 $ 664,658,212
Shares outstanding ..................................................................................
22,008,492 66,844,150
Net asset value .....................................................................................
$ 8.39 $ 9.94
Shares authorized ...................................................................................
Unlimited Unlimited
Par value .........................................................................................
$ 0.001 $ 0.001

Statements of Operations
(unaudited)
Six Months Ended January 31, 2024
2024
BlackRock Semi-Annual Report to Shareholders

See notes to financial statements.
BlackRock
Dynamic High
Income Portfolio
BlackRock
Multi-Asset
Income Portfolio
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 3,892,061 $ 39,989,290
Dividends — affiliated .................................................................................. 3,624,434 17,653,278
Interest — unaffiliated .................................................................................. 35,054,135 324,686,305
Securities lending income — affiliated — net .................................................................. 228,960 231,432
Foreign taxes withheld ................................................................................. (135,919) (1,752,942)
Foreign withholding tax claims ............................................................................ — 2,780,519
Total investment income ..................................................................................
42,663,671 383,587,882
EXPENSES
Investment advisory ................................................................................... 3,368,321 29,659,971
Transfer agent — class specific ........................................................................... 406,027 3,528,924
Service and distribution — class specific ..................................................................... 283,771 7,809,031
Accounting services ................................................................................... 252,588 472,821
Administration ...................................................................................... 230,944 1,964,974
Administration — class specific ........................................................................... 113,115 1,151,207
Custodian .......................................................................................... 91,920 532,577
Professional ........................................................................................ 73,597 438,905
Registration ........................................................................................ 56,371 124,433
Printing and postage .................................................................................. 28,040 20,452
Trustees and Officer ................................................................................... 8,225 40,728
Miscellaneous ....................................................................................... 48,776 153,441
Total expenses excluding interest expense ......................................................................
4,961,695 45,897,464
Interest expense ..................................................................................... 9,144 64,113
Total e xpenses ........................................................................................
4,970,839 45,961,577
Less: – –
Administration fees waived by the Manager — class specific ........................................................ (112,937) (1,150,976)
Fees waived and/or reimbursed by the Manager ................................................................ (758,956) (4,323,237)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................... (170,287) (808,987)
Total ex penses after fees waived and/or reimbursed ...............................................................
3,928,659 39,678,377
Net investment income ...................................................................................
38,735,012 343,909,505
REALIZED AND UNREALIZED GAIN (LOSS) $ 12,934,191 $ 113,115,948
Net realized gain (loss) from:
Investments — unaffiliated
(a)
........................................................................... (8,416,106) (164,608,833)
Investments — affiliated .............................................................................. (2,260,560) 16,987,318
Forward foreign currency exchange contracts ................................................................ 510,113 5,690,331
Foreign currency transactions .......................................................................... 283,352 7,294,574
Futures contracts ................................................................................... 396,321 (133,571,375)
Options written .................................................................................... (818,654) (5,951,926)
Swaps   ......................................................................................... 233,171 2,817,978
(10,072,363) (271,341,933)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
........................................................................... 10,983,066 220,169,406
Investments — affiliated .............................................................................. 6,677,759 18,419,671
Forward foreign currency exchange contracts ................................................................ 27,154 (1,058,989)
Foreign currency translations ........................................................................... (253,839) (1,098,686)
Futures contracts ................................................................................... 5,637,470 148,829,206
Options written .................................................................................... (87,633) (876,958)
Swaps   ......................................................................................... 22,608 (99,655)
Unfunded floating rate loan interests ...................................................................... (31) 173,886
23,006,554 384,457,881
Net realized and unrealized gain ............................................................................
12,934,191 113,115,948
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 51,669,203 $ 457,025,453
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................................ $ (69,595) $ (562,362)
(b)
  Net of reduction in/increase in deferred foreign capital gain tax of ..................................................... $ 70,323 $ (2,162,867)

Statements of Changes in Net Assets

Financial Statements
See notes to financial statements.
BlackRock Dynamic High Income Portfolio BlackRock Multi-Asset Income Portfolio
Six Months Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Six Months Ended
01/31/24
(unaudited)
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 38,735,012 $ 75,493,483 $ 343,909,505 $ 734,589,314
Net realized loss ................................................ (10,072,363) (73,125,401) (271,341,933) (818,161,772)
Net change in unrealized appreciation (depreciation) ........................ 23,006,554 40,987,277 384,457,881 464,373,570
Net increase in net assets resulting from operations ...........................
51,669,203 43,355,359 457,025,453 380,801,112
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (28,588,046) (53,096,022) (202,591,544) (415,615,155)
Investor A .................................................... (4,236,703) (7,818,570) (119,394,551) (235,670,287)
Investor C .................................................... (803,043) (1,675,257) (15,765,820) (37,891,832)
Class K ...................................................... (6,568,603) (12,420,021) (21,324,332) (51,439,897)
Decrease in net assets resulting from distributions to shareholders .................
(40,196,395) (75,009,870) (359,076,247) (740,617,171)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................
(75,602,877) (84,896,882) (969,283,695) (2,695,749,717)
NET ASSETS
Total decrease in net assets .......................................... (64,130,069) (116,551,393) (871,334,489) (3,055,565,776)
Beginning of period ................................................
1,196,494,017 1,313,045,410 12,238,884,887 15,294,450,663
End of period ....................................................
$ 1,132,363,948 $ 1,196,494,017 $ 11,367,550,398 $ 12,238,884,887
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Institutional
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .........
$ 8.28  $ 8.47  $ 10.23  $ 9.03  $ 9.65  $ 9.77
Net investment income
(a)
.................
0 .28  0 .51  0 .47  0 .50  0 .53  0 .59
Net realized and unrealized gain (loss) ........
0 .12  ( 0 .19 ) ( 1 .54 ) 1 .20  ( 0 .63 ) ( 0 .11 )
Net increase (decrease) from investment operations 0.40  0.32  (1.07) 1.70  (0.10) 0.48
Distributions
(b)
– – – – – –
From net investment income ..............
( 0 .29 ) ( 0 .51 ) ( 0 .58 ) ( 0 .50 ) ( 0 .46 ) ( 0 .55 )
From net realized gain ...................
—  —  ( 0 .11 ) —  —  —
Return of capital ....................... —  —  —  —  ( 0 .06 ) ( 0 .05 )
Total distributions ....................... (0.29) (0.51) (0.69) (0.50) (0.52) (0.60)
Net asset value, end of period .............. $ 8.39  $ 8.28  $ 8.47  $ 10.23  $ 9.03  $ 9.65
Total Return
(c)
— — — — — —
Based on net asset value .................. 5.02%
(d)
4.18% (11.04)% 19.22%
(e)
(0.93)% 5.23%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................
0.85%
(g)
0.84% 0.81% 0.81% 0.80% 0.80%
Total expenses after fees waived and/or reimbursed
0.65%
(g)
0.65% 0.65% 0.65% 0.65% 0.65%
Net investment income ...................
6.89%
(g)
6.39% 5.00% 5.12% 5.79% 6.21%
Supplemental Data
Net assets, end of period (000) .............. $ 798,431  $ 844,522  $ 924,072  $ 1,026,159  $ 828,901  $ 898,605
Portfolio turnover rate
(h)
.................... 38% 66%
(i)
59% 77% 94% 69%
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ....................... 114% 189% 196% 180% 215% 180%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Investor A
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .........
$ 8.29  $ 8.47  $ 10.24  $ 9.03  $ 9.66  $ 9.77
Net investment income
(a)
.................
0 .27  0 .49  0 .45  0 .47  0 .51  0 .56
Net realized and unrealized gain (loss) ........
0 .11  ( 0 .18 ) ( 1 .56 ) 1 .21  ( 0 .64 ) ( 0 .10 )
Net increase (decrease) from investment operations 0.38  0.31  (1.11) 1.68  (0.13) 0.46
Distributions
(b)
– – – – – –
From net investment income ..............
( 0 .28 ) ( 0 .49 ) ( 0 .55 ) ( 0 .47 ) ( 0 .44 ) ( 0 .52 )
From net realized gain ...................
—  —  ( 0 .11 ) —  —  —
Return of capital ....................... —  —  —  —  ( 0 .06 ) ( 0 .05 )
Total distributions ....................... (0.28) (0.49) (0.66) (0.47) (0.50) (0.57)
Net asset value, end of period .............. $ 8.39  $ 8.29  $ 8.47  $ 10.24  $ 9.03  $ 9.66
Total Return
(c)
— — — — — —
Based on net asset value .................. 4.76%
(d)
4.04% (11.35)% 19.04%
(e)
(1.28)% 5.08%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................
1.06%
(g)
1.05% 1.03% 1.04% 1.04% 1.05%
Total expenses after fees waived and/or reimbursed
0.90%
(g)
0.90% 0.90% 0.90% 0.90% 0.90%
Net investment income ...................
6.64%
(g)
6.15% 4.74% 4.87% 5.56% 5.94%
Supplemental Data
Net assets, end of period (000) .............. $ 124,041  $ 130,935  $ 136,426  $ 175,444  $ 147,034  $ 91,064
Portfolio turnover rate
(h)
.................... 38% 66%
(i)
59% 77% 94% 69%
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ....................... 114% 189% 196% 180% 215% 180%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Investor C
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .........
$ 8.28  $ 8.46  $ 10.22  $ 9.02  $ 9.64  $ 9.76
Net investment income
(a)
.................
0 .24  0 .43  0 .38  0 .40  0 .44  0 .49
Net realized and unrealized gain (loss) ........
0 .11  ( 0 .18 ) ( 1 .55 ) 1 .20  ( 0 .63 ) ( 0 .11 )
Net increase (decrease) from investment operations 0.35  0.25  (1.17) 1.60  (0.19) 0.38
Distributions
(b)
– – – – – –
From net investment income ..............
( 0 .25 ) ( 0 .43 ) ( 0 .48 ) ( 0 .40 ) ( 0 .37 ) ( 0 .45 )
From net realized gain ...................
—  —  ( 0 .11 ) —  —  —
Return of capital ....................... —  —  —  —  ( 0 .06 ) ( 0 .05 )
Total distributions ....................... (0.25) (0.43) (0.59) (0.40) (0.43) (0.50)
Net asset value, end of period .............. $ 8.38  $ 8.28  $ 8.46  $ 10.22  $ 9.02  $ 9.64
Total Return
(c)
— — — — — —
Based on net asset value .................. 4.38%
(d)
3.27% (11.94)% 18.06%
(e)
(1.91)% 4.19%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................
1.84%
(g)
1.84% 1.80% 1.80% 1.80% 1.80%
Total expenses after fees waived and/or reimbursed
1.65%
(g)
1.65% 1.65% 1.65% 1.65% 1.65%
Net investment income ...................
5.90%
(g)
5.39% 4.00% 4.13% 4.79% 5.25%
Supplemental Data
Net assets, end of period (000) .............. $ 25,200  $ 28,629  $ 35,475  $ 46,242  $ 41,749  $ 36,992
Portfolio turnover rate
(h)
.................... 38% 66%
(i)
59% 77% 94% 69%
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ....................... 114% 189% 196% 180% 215% 180%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Dynamic High Income Portfolio
Class K
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period .........
$ 8.29  $ 8.47  $ 10.24  $ 9.04  $ 9.66  $ 9.78
Net investment income
(a)
.................
0 .28  0 .52  0 .48  0 .50  0 .46  0 .59
Net realized and unrealized gain (loss) ........
0 .11  ( 0 .19 ) ( 1 .56 ) 1 .20  ( 0 .55 ) ( 0 .11 )
Net increase (decrease) from investment operations 0.39  0.33  (1.08) 1.70  (0.09) 0.48
Distributions
(b)
– – – – – –
From net investment income ..............
( 0 .29 ) ( 0 .51 ) ( 0 .58 ) ( 0 .50 ) ( 0 .47 ) ( 0 .55 )
From net realized gain ...................
—  —  ( 0 .11 ) —  —  —
Return of capital ....................... —  —  —  —  ( 0 .06 ) ( 0 .05 )
Total distributions ....................... (0.29) (0.51) (0.69) (0.50) (0.53) (0.60)
Net asset value, end of period .............. $ 8.39  $ 8.29  $ 8.47  $ 10.24  $ 9.04  $ 9.66
Total Return
(c)
— — — — — —
Based on net asset value .................. 4.92%
(d)
4.35% (11.09)% 19.27%
(e)
(0.87)% 5.28%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................
0.76%
(g)
0.76% 0.72% 0.72% 0.82% 0.75%
Total expenses after fees waived and/or reimbursed
0.60%
(g)
0.60% 0.60% 0.60% 0.60% 0.59%
Net investment income ...................
6.94%
(g)
6.44% 5.05% 5.14% 5.05% 6.29%
Supplemental Data
Net assets, end of period (000) .............. $ 184,692  $ 192,408  $ 217,072  $ 263,934  $ 166,657  $ 2,619
Portfolio turnover rate
(h)
.................... 38% 66%
(i)
59% 77% 94% 69%
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ....................... 114% 189% 196% 180% 215% 180%

Financial Highlights
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Institutional
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period ..........
$ 9.84  $ 10.04  $ 11.54  $ 10.62  $ 10.85  $ 10.79
Net investment income
(a)
..................
0 .30  0 .55  0 .47  0 .49  0 .52  0 .56
Net realized and unrealized gain (loss) .........
0 .12  ( 0 .20 ) ( 1 .36 ) 0 .91  ( 0 .24 ) 0 .05
Net increase (decrease) from investment operations . 0.42  0.35  (0.89) 1.40  0.28  0.61
Distributions
(b)
– – – – – –
From net investment income ...............
( 0 .31 ) ( 0 .55 ) ( 0 .61 ) ( 0 .48 ) ( 0 .50 ) ( 0 .54 )
Return of capital ........................ —  —  —  —  ( 0 .01 ) ( 0 .01 )
Total distributions ........................ (0.31) (0.55) (0.61) (0.48) (0.51) (0.55)
Net asset value, end of period ............... $ 9.95  $ 9.84  $ 10.04  $ 11.54  $ 10.62  $ 10.85
Total Return
(c)
— — — — — —
Based on net asset value ................... 4.39%
(d)
3.77% (8.03)% 13.40%
(e)
2.66% 5.92%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
0.67%
(g)
0.66% 0.65% 0.65% 0.68% 0.66%
Total expenses after fees waived and/or reimbursed .
0.56%
(g)
0.55% 0.55% 0.55% 0.55% 0.55%
Total expenses after fees waived and/or reimbursed
and excluding interest expense and professional
fees for foreign withholding taxes ............
0.55%
(g)
0.55% 0.55% 0.55% 0.55% 0.55%
Net investment income ....................
6.11%
(g)
5.65% 4.27% 4.36% 4.88% 5.24%
Supplemental Data
Net assets, end of period (000) ............... $ 6,284,869  $ 6,755,645  $ 8,470,092  $ 10,280,019  $ 9,311,984  $ 9,432,829
Portfolio turnover rate
(h)
..................... 32%
(i)
56%
(i)
57% 74% 86% 67%
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ....................... 69% 120% 130% 135% 148% 127%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Investor A
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period ..........
$ 9.83  $ 10.03  $ 11.53  $ 10.61  $ 10.84  $ 10.78
Net investment income
(a)
..................
0 .28  0 .52  0 .44  0 .46  0 .49  0 .53
Net realized and unrealized gain (loss) .........
0 .13  ( 0 .19 ) ( 1 .36 ) 0 .91  ( 0 .24 ) 0 .06
Net increase (decrease) from investment operations . 0.41  0.33  (0.92) 1.37  0.25  0.59
Distributions
(b)
– – – – – –
From net investment income ...............
( 0 .30 ) ( 0 .53 ) ( 0 .58 ) ( 0 .45 ) ( 0 .47 ) ( 0 .52 )
Return of capital ........................ —  —  —  —  ( 0 .01 ) ( 0 .01 )
Total distributions ........................ (0.30) (0.53) (0.58) (0.45) (0.48) (0.53)
Net asset value, end of period ............... $ 9.94  $ 9.83  $ 10.03  $ 11.53  $ 10.61  $ 10.84
Total Return
(c)
— — — — — —
Based on net asset value ................... 4.26%
(d)
3.51% (8.27)% 13.13%
(e)
2.41% 5.65%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
0.91%
(g)
0.89% 0.89% 0.88% 0.90% 0.90%
Total expenses after fees waived and/or reimbursed .
0.81%
(g)
0.80% 0.80% 0.80% 0.80% 0.80%
Total expenses after fees waived and/or reimbursed
and excluding interest expense and professional
fees for foreign withholding taxes ............
0.80%
(g)
0.80% 0.80% 0.80% 0.80% 0.80%
Net investment income ....................
5.86%
(g)
5.41% 4.03% 4.10% 4.64% 4.95%
Supplemental Data
Net assets, end of period (000) ............... $ 3,876,880  $ 4,118,370  $ 4,786,022  $ 5,383,460  $ 4,521,699  $ 4,109,096
Portfolio turnover rate
(h)
..................... 32%
(i)
56%
(i)
57% 74% 86% 67%
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ....................... 69% 120% 130% 135% 148% 127%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2024
BlackRock Semi-Annual Report to Shareholders

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
See notes to financial statements.
BlackRock Multi-Asset Income Portfolio
Investor C
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period ..........
$ 9.81  $ 10.02  $ 11.51  $ 10.59  $ 10.82  $ 10.77
Net investment income
(a)
..................
0 .25  0 .45  0 .36  0 .37  0 .41  0 .45
Net realized and unrealized gain (loss) .........
0 .13  ( 0 .20 ) ( 1 .35 ) 0 .91  ( 0 .24 ) 0 .05
Net increase (decrease) from investment operations . 0.38  0.25  (0.99) 1.28  0.17  0.50
Distributions
(b)
– – – – – –
From net investment income ...............
( 0 .26 ) ( 0 .46 ) ( 0 .50 ) ( 0 .36 ) ( 0 .39 ) ( 0 .44 )
Return of capital ........................ —  —  —  —  ( 0 .01 ) ( 0 .01 )
Total distributions ........................ (0.26) (0.46) (0.50) (0.36) (0.40) (0.45)
Net asset value, end of period ............... $ 9.93  $ 9.81  $ 10.02  $ 11.51  $ 10.59  $ 10.82
Total Return
(c)
— — — — — —
Based on net asset value ................... 3.98%
(d)
2.63% (8.89)% 12.30%
(e)
1.64% 4.77%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
1.68%
(g)
1.67% 1.66% 1.65% 1.68% 1.67%
Total expenses after fees waived and/or reimbursed .
1.56%
(g)
1.55% 1.55% 1.55% 1.55% 1.55%
Total expenses after fees waived and/or reimbursed
and excluding interest expense and professional
fees for foreign withholding taxes ............
1.55%
(g)
1.55% 1.55% 1.55% 1.55% 1.55%
Net investment income ....................
5.12%
(g)
4.64% 3.26% 3.36% 3.88% 4.24%
Supplemental Data
Net assets, end of period (000) ............... $ 541,142  $ 666,495  $ 1,010,613  $ 1,498,142  $ 1,757,991  $ 2,323,407
Portfolio turnover rate
(h)
..................... 32%
(i)
56%
(i)
57% 74% 86% 67%
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ....................... 69% 120% 130% 135% 148% 127%

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Not annualized.
(e)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Excludes equity-linked notes. Additional information regarding portfolio turnover rate is as follows:
(i)
Excludes underlying investments in total return swaps.
BlackRock Multi-Asset Income Portfolio
Class K
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Net asset value, beginning of period ..........
$ 9.83  $ 10.04  $ 11.53  $ 10.61  $ 10.84  $ 10.79
Net investment income
(a)
..................
0 .30  0 .55  0 .47  0 .49  0 .52  0 .56
Net realized and unrealized gain (loss) .........
0 .12  ( 0 .20 ) ( 1 .35 ) 0 .91  ( 0 .24 ) 0 .05
Net increase (decrease) from investment operations . 0.42  0.35  (0.88) 1.40  0.28  0.61
Distributions
(b)
– – – – – –
From net investment income ...............
( 0 .31 ) ( 0 .56 ) ( 0 .61 ) ( 0 .48 ) ( 0 .50 ) ( 0 .55 )
Return of capital ........................ —  —  —  —  ( 0 .01 ) ( 0 .01 )
Total distributions ........................ (0.31) (0.56) (0.61) (0.48) (0.51) (0.56)
Net asset value, end of period ............... $ 9.94  $ 9.83  $ 10.04  $ 11.53  $ 10.61  $ 10.84
Total Return
(c)
— — — — — —
Based on net asset value ................... 4.42%
(d)
3.71% (7.90)% 13.47%
(e)
2.71% 5.87%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................
0.61%
(g)
0.60% 0.59% 0.58% 0.60% 0.60%
Total expenses after fees waived and/or reimbursed .
0.51%
(g)
0.50% 0.50% 0.50% 0.50% 0.50%
Total expenses after fees waived and/or reimbursed
and excluding interest expense and professional
fees for foreign withholding taxes ............
0.50%
(g)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ....................
6.16%
(g)
5.70% 4.34% 4.41% 4.93% 5.28%
Supplemental Data
Net assets, end of period (000) ............... $ 664,658  $ 698,375  $ 1,027,724  $ 1,109,227  $ 916,969  $ 760,635
Portfolio turnover rate
(h)
..................... 32%
(i)
56%
(i)
57% 74% 86% 67%
Six Months
Ended
01/31/24
(unaudited)
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Year Ended
07/31/19
Portfolio turnover rate (including equity-linked notes) ....................... 69% 120% 130% 135% 148% 127%
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2024
BlackRock Semi-Annual Report to Shareholders

1. ORGANIZATION
BlackRock Funds II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the
Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
 A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the  Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. Multi-Asset Income has elected to treat realized gains (losses) from certain forward foreign exchange contracts as capital gain (loss) for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2024 , if any, are disclosed in the Statements of Assets and Liabilities.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Dynamic High Income Portfolio ........................................ Dynamic High Income Diversified
BlackRock Multi-Asset Income Portfolio .......................................... Multi-Asset Income Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with
U.S. federal income tax regulations, which may differ from U.S. GAAP .
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions)
or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-
backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.
The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

prices of the underlying instruments.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Standard Inputs Generally Considered By The Valuation Committee And Third-Party Pricing Services
Market approach ........................ (i)         recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;
(ii)        recapitalizations and other transactions across the capital structure; and
(iii)       market multiples of comparable issuers.
Income approach .......................... (i)         future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;
(ii)        quoted prices for similar investments or assets in active markets; and
(iii)       other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.
Cost approach ............................ (i)         audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;
(ii)        changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;
(iii)       relevant news and other public sources; and
(iv)       known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
As of January 31, 2024, certain investments of the Funds were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Equity-Linked Notes: Equity-linked notes seek to generate income and provide exposure to the performance of an underlying security, group of securities or exchange-
traded funds (the “underlying reference instrument”). In an equity-linked note, a fund purchases a note from a bank or broker-dealer and in return, the issuer provides for interest payments during the term of the note. At maturity or when the security is sold, a fund will either settle by taking physical delivery of the underlying reference instrument or by receipt of a cash settlement amount equal to the value of the note at termination or maturity. The use of equity-linked notes involves the risk that the value of the note changes unfavorably due to movements in the value of the underlying reference instrument. Equity-linked notes are considered general unsecured contractual obligations of the bank or broker-dealer. A fund must rely on the creditworthiness of the issuer for its investment returns.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
Securities Lending:  The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Dynamic High Income Osmosis Buyer Ltd., Delayed Draw Term Loan ............. $ 25,043 $ 25,043 $ 25,012 $ (31)
Multi-Asset Income CML La Quinta Resort, Term Loan ..................... 1,379,975 1,379,977 1,344,586 (35,391)
Multi-Asset Income CML Lake Tahoe Resort Hotel, Term Loan ................ 57,079 57,079 54,953 (2,126)
Multi-Asset Income Osmosis Buyer Ltd., Delayed Draw Term Loan ............. 245,739 245,739 245,432 (307)
Multi-Asset Income Park Avenue Tower, Term Loan ....................... 488,961 488,961 459,353 (29,608)
Multi-Asset Income Sheraton Austin, Term Loan .......................... 659,023 659,023 644,957 (14,066)
Multi-Asset Income Vinoy St. Petersburg (The), Term Loan .................. 371,875 371,875 359,135 (12,740)
$ (94,238)

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any,  are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the  Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
Dynamic High Income
Barclays Capital, Inc. .......................... $ 9,847,553 $ (9,847,553) $ — $ —
J.P. Morgan Securities LLC ...................... 28,776,072 (28,776,072) — —
$ 38,623,625 $ (38,623,625) $ — $ —
Multi-Asset Income
Barclays Capital, Inc. .......................... 15,796,173 (15,796,173) — —
Goldman Sachs & Co. LLC ...................... 104,598,000 (104,598,000) — —
J.P. Morgan Securities LLC ...................... 80,088,442 (80,088,442) — —
Toronto-Dominion Bank ........................ 10,320,336 (10,320,336) — —
$ 210,802,951 $ (210,802,951) $ — $ —
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in these tables. The total cash collateral received by each Fund is disclosed in the Funds'
Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A
Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options – The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

For such services, Dynamic High Income pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of Dynamic High
Income’s net assets:
For such services, Multi-Asset Income pays the Manager a monthly fee, based on the average daily net assets that are attributable to Multi-Asset Income's direct investments in fixed-income and equity securities and instruments, including exchange-traded funds (“ETFs”) advised by the Manager or other investment advisers, other investments, and cash and cash equivalents (including money market funds, whether advised by the Manager or other investment advisers) and excludes investments in other BlackRock equity and/or fixed-income mutual funds, at the following annual rates:
With respect to each Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”), BlackRock (Singapore) Limited
(“BSL”) and BlackRock Asset Management North Asia Limited (“BAMNA”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL, BSL and BAMNA for services they provide for that portion of each Fund for which BIL, BSL and BAMNA acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the six months ended January 31, 2024, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the six months ended January 31, 2024, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.60%
$1 billion - $3 billion ..................................................................................................... 0.56
$3 billion - $5 billion ..................................................................................................... 0.54
$5 billion - $10 billion .................................................................................................... 0.52
Greater than $10 billion ................................................................................................... 0.51
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.600%
$1 billion - $2 billion ..................................................................................................... 0.550
$2 billion - $3 billion ..................................................................................................... 0.525
Greater than $3 billion ................................................................................................... 0.500
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% —
Investor C ................................................................................................. 0.25 0.75%
Fund Name Investor A Investor C Total
Dynamic High Income .............................................................................. $ 153,459 $ 130,312 $ 283,771
Multi-Asset Income ............................................................................... 4,874,378 2,934,653 7,809,031
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 79,978 $ 12,277 $ 2,606 $ 18,254 $ 113,115
Multi-Asset Income .............................................................. 636,168 389,950 58,693 66,396 1,151,207

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  six months  ended January 31, 2024, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended January 31, 2024, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the six months ended January 31, 2024, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the six months ended January 31, 2024, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the six months ended January 31, 2024, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”)
through June 30, 2025. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended January 31, 2024 , the amounts waived were as follows:
With respect to Dynamic High Income, the Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund's assets invested in affiliated equity and fixed-income mutual funds and affiliated ETFs that have a contractual management fee through June 30, 2025. With respect to Multi-Asset Income, the
Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income ETFs that have a contractual management fee through June 30, 2025. The contractual agreements may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.  These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of
Operations. For the six months ended January 31, 2024, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
Fund Name Institutional
Multi-Asset Income ........................................................................................................ $ 11,678
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 858 $ 712 $ 125 $ 155 $ 1,850
Multi-Asset Income .............................................................. 6,779 19,649 6,374 935 33,737
Fund Name Institutional Investor A Investor C Class K Total
Dynamic High Income ............................................................. $ 362,005 $ 30,714 $ 10,096 $ 3,212 $ 406,027
Multi-Asset Income .............................................................. 2,245,386 1,046,248 218,771 18,519 3,528,924
Fund Name Other Fees
Dynamic High Income ...................................................................................................... $ 1,113
Multi-Asset Income ....................................................................................................... 16,160
Fund Name Investor A Investor C
Dynamic High Income ........................................................................................... $ 15,031 $ 1,021
Multi-Asset Income ............................................................................................ 38,879 8,751
Fund Name Amounts Waived
Dynamic High Income .................................................................................................. $ 17,380
Multi-Asset Income ................................................................................................... 105,234
Fund Name Amount Waived
Dynamic High Income ...................................................................................................... $ 269,329
Multi-Asset Income ....................................................................................................... 1,420,191
Fund Name Institutional Investor A Investor C Class K
Dynamic High Income ................................................................... 0.65% 0.90% 1.65% 0.60%
Multi-Asset Income .................................................................... 0.55 0.80 1.55 0.50

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2025, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended January 31, 2024, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the six months ended January 31, 2024, class specific expense waivers and/or reimbursements were as follows:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending.
The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may impose a discretionary liquidity fee of up to 2% of the value withdrawn, if such fee is determined to be in the best interests of the Money Market Series. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended January 31, 2024, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Dynamic High Income is currently permitted to borrow and lend, and Multi-Asset Income is currently permitted to borrow under the Interfund Lending
Program.
A lending BlackRock fund may lend in aggregate up to 15% of its net assets but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund
Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Dynamic High Income ........................................................................................................ $ 472,247
Multi-Asset Income ......................................................................................................... 2,797,812
Fund Name/Share Class
Administration Fees
Waived by the Manager
- Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
- Class Specific
Dynamic High Income
Institutional .................................................................................... $ 79,978 $ 162,990
Investor A ..................................................................................... 12,099 370
Investor C ..................................................................................... 2,606 3,715
Class K ...................................................................................... 18,254 3,212
$ 112,937 $ 170,287
Multi-Asset Income
Institutional .................................................................................... 636,168 647,903
Investor A ..................................................................................... 389,719 70,514
Investor C ..................................................................................... 58,693 72,051
Class K ...................................................................................... 66,396 18,519
$ 1,150,976 $ 808,987
Fund Name Amounts
Dynamic High Income ...................................................................................................... $ 41, 900
Multi-Asset Income ....................................................................................................... 43, 709

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.
During the period ended January 31, 2024, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended January 31, 2024, the purchase and sale transactions and any net realized gains (losses)
with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the six months ended January 31, 2024, purchases and sales of investments, excluding short-term securities and equity linked notes, were as follows:
For the six months ended January 31, 2024, purchases and sales related to equity-linked notes were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of July 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
As of January 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.50 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b)
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Dynamic High Income ................................................................... $ — $ 746,823 $ 160,493
Multi-Asset Income .................................................................... 4,368,235 3,641,149 (162,458)
Other Securities
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 320,855,140 $ 500,197,283
Multi-Asset Income .................................................................................... 3,205,174,051 4,755,561,224
Fund Name Purchases Sales
Dynamic High Income ................................................................................... $ 933,425,568 $ 781,006,585
Multi-Asset Income .................................................................................... 4,488,093,081 3,984,962,145
Fund Name
Non-Expiring
Capital Loss
Carryforwards
Dynamic High Income ................................................................................................... $ (224,633,246)
Multi-Asset Income .................................................................................................... (1,886,083,686)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Dynamic High Income .............................................. $ 1,244,004,790 $ 47,280,979 $ (35,554,929) $ 11,726,049
Multi-Asset Income ................................................ 11,517,457,868 620,072,184 (459,890,394) 160,181,790

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple SOFR
(but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2024 unless extended or renewed.
These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended January 31, 2024, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Notes to Financial Statements
(unaudited) (continued)

Notes to Financial Statements
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates due to the period of historically low interest rates that ended in March 2022. The Federal Reserve has raised the federal funds rate as part of its efforts to address inflation. There is a risk that interest rates will continue to rise, which will likely drive down the prices of bonds and other fixed-income securities, and could negatively impact certain Funds’ performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
LIBOR Transition Risk: The Funds may be exposed to financial instruments that recently transitioned from, or continue to be tied to, the London Interbank Offered Rate
(“LIBOR”) to determine payment obligations, financing terms, hedging strategies or investment value. The United Kingdom’s Financial Conduct Authority, which regulates
LIBOR, has ceased publishing all LIBOR settings, but some USD LIBOR settings will continue to be published under a synthetic methodology until September 30, 2024 for certain legacy contracts. SOFR has been used increasingly on a voluntary basis in new instruments and transactions. Under U.S. regulations that implement a statutory fallback mechanism to replace LIBOR, benchmark rates based on SOFR have replaced LIBOR in certain financial contracts. The ultimate effect of the LIBOR transition process on the Funds is uncertain.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Six Months Ended
01/31/24
Year Ended
07/31/23
Fund Name/Share Class
Shares Amount Shares Amount
Dynamic High Income
Institutional
Shares sold ..........................................
10,554,681 $ 85,636,528 32,346,905 $ 260,199,354
Shares issued in reinvestment of distributions .....................
3,068,129 24,847,512 5,727,254 45,846,456
Shares redeemed ......................................
(20,375,800) (164,745,131) (45,226,477) (363,418,911)
(6,752,990) $ (54,261,091) (7,152,318) $ (57,373,101)
Investor A
Shares sold and automatic conversion of shares ....................
1,121,000 $ 9,111,367 4,632,856 $ 37,169,057
Shares issued in reinvestment of distributions .....................
468,560 3,796,454 874,133 7,004,369
Shares redeemed ......................................
(2,606,206) (20,957,714) (5,807,876) (46,630,803)
(1,016,646) $ (8,049,893) (300,887) $ (2,457,377)
Investor C
Shares sold ..........................................
22,648 $ 182,232 295,625 $ 2,352,129
Shares issued in reinvestment of distributions .....................
93,159 753,587 194,141 1,551,885
Shares redeemed and automatic conversion of shares ...............
(567,941) (4,585,942) (1,222,508) (9,795,650)
(452,134) $ (3,650,123) (732,742) $ (5,891,636)
Class K
Shares sold ..........................................
672,653 $ 5,470,786 1,832,564 $ 14,793,866
Shares issued in reinvestment of distributions .....................
809,756 6,561,530 1,549,371 12,406,510
Shares redeemed ......................................
(2,688,610) (21,674,086) (5,782,161) (46,375,144)
(1,206,201) $ (9,641,770) (2,400,226) $ (19,174,768)
(9,427,971) $ (75,602,877) (10,586,173) $ (84,896,882)

Notes to Financial Statements
(unaudited) (continued)
2024
BlackRock Semi-Annual Report to Shareholders

As of January 31, 2024, BlackRock HoldCo 2, Inc., an affiliate of the Funds, owned 22,548 Class K Shares of Dynamic High Income.
12. Foreign Withholdings Tax Claims
The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld.
Assuming there are sufficient foreign taxes paid which Multi-Asset Income is able to pass through to shareholders as a foreign tax credit in the current year, Multi-Asset
Income will be able to offset the prior years' withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by Multi-Asset Income.
13. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Six Months Ended
01/31/24
Year Ended
07/31/23
Fund Name/Share Class
Shares Amount Shares Amount
Multi-Asset Income
Institutional
Shares sold ..........................................
56,936,789 $ 549,849,294 142,795,998 $ 1,385,885,232
Shares issued in reinvestment of distributions .....................
18,967,503 182,967,065 38,787,272 374,683,322
Shares redeemed ......................................
(130,853,958) (1,256,651,560) (338,517,261) (3,270,617,502)
(54,949,666) $ (523,835,201) (156,933,991) $ (1,510,048,948)
Investor A
Shares sold and automatic conversion of shares ....................
21,747,786 $ 209,122,012 56,685,011 $ 549,117,775
Shares issued in reinvestment of distributions .....................
11,679,480 112,572,377 22,995,367 221,912,948
Shares redeemed ......................................
(62,386,032) (599,306,949) (137,812,224) (1,332,209,327)
(28,958,766) $ (277,612,560) (58,131,846) $ (561,178,604)
Investor C
Shares sold ..........................................
1,065,584 $ 10,278,978 3,007,887 $ 29,070,713
Shares issued in reinvestment of distributions .....................
1,598,862 15,378,576 3,839,485 36,981,660
Shares redeemed and automatic conversion of shares ...............
(16,047,774) (153,709,219) (39,836,953) (384,805,017)
(13,383,328) $ (128,051,665) (32,989,581) $ (318,752,644)
Class K
Shares sold ..........................................
5,563,423 $ 53,437,878 15,891,255 $ 153,320,514
Shares issued in reinvestment of distributions .....................
2,125,574 20,497,687 5,158,042 49,793,424
Shares redeemed ......................................
(11,865,996) (113,719,834) (52,439,011) (508,883,459)
(4,176,999) $ (39,784,269) (31,389,714) $ (305,769,521)
(101,468,759) $ (969,283,695) (279,445,132) $ (2,695,749,717)

Statement Regarding Liquidity Risk Management Program

Statement Regarding Liquidity Risk Management Program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock Funds II (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Dynamic High Income Portfolio and BlackRock Multi-Asset Income Portfolio (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.
The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 16-17, 2023 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain BlackRock funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”).
At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the
Program (the “Report”). The Report covered the period from October 1, 2022 through September 30, 2023 (the “Program Reporting Period”).
The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each
Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the imposition of capital controls in certain countries.
The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:
a)
The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions
. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a fund participated in borrowings for investment purposes
(such as tender option bonds or reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a fund’s liquidity bucketing. A fund’s derivative exposure was also considered in such calculation.
b)
Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions
.
During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size utilized for liquidity classifications. Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.
c)
Holdings of cash and cash equivalents, as well as borrowing arrangements
. The Committee considered the terms of the credit facility
committed to each Fund, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V, and
BlackRock Floating Rate Loan ETF, a series of BlackRock ETF Trust II). The Committee also considered other types of borrowing available to the funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.
There were no material changes to the Program during the Program Reporting Period other than the enhancement of certain model components in the Program’s classification methodology. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

Additional Information
2024
BlackRock Semi-Annual Report to Shareholders

Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
General Information
Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Householding
The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports .
Availability of Proxy Voting Policies, Procedures and Voting Records
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds' portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800)
441- 7762 ; (2) on the BlackRock website at blackrock.com ; and (3) on the SEC’s website at sec.gov .
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)

Additional Information
BlackRock Privacy Principles
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.
If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.
BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.
BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.
We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock (Singapore) Limited
079912 Singapore
BlackRock Asset Management North Asia Limited
Hong Kong
BlackRock International Limited
Edinburgh, EH3 8JB
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Philadelphia, PA 19103
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in this Report
2024
BlackRock Semi-Annual Report to Shareholders

Currency Abbreviation
AED United Arab Emirates Dirham
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
KRW South Korean Won
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
JSC Joint Stock Company
LIBOR London Interbank Offered Rate
MBS Mortgage-Backed Securities
MSCI Morgan Stanley Capital International
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.
DHIMAIP-1/24-SAR

Item 2 –  Code of Ethics – Not Applicable to this semi-annual report
Item 3 –  Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –  Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –
Disclosure of Securities Lending Activities for Closed-End Management Investment
   Companies
– Not Applicable

Item 13 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 14 – Exhibits attached hereto
              (a)(1) Code of Ethics – Not Applicable to this semi-annual report
              (a)(2) Section 302 Certifications are attached

section302
(a)(3) Any written solicitation to purchase securities under Rule 23c-1 –
Not Applicable
(a)(4) Change in Registrant’s independent public accountant –
Not Applicable
(b) Section 906 Certifications are attached
section906

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 22, 2024

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds II

Date: March 22, 2024